UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2013
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Australia (26.4%)
BHP Billiton Ltd.	3,568,038	140,339
Commonwealth Bank of Australia	1,761,557	118,509
Westpac Banking Corp.	3,408,370	99,712
Australia & New Zealand Banking Group Ltd.	3,004,850	83,457
National Australia Bank Ltd.	2,515,541	71,882
Woolworths Ltd.	1,363,276	44,413
Wesfarmers Ltd.	1,113,923	43,714
Rio Tinto Ltd.	482,023	33,478
CSL Ltd.	559,346	32,019
Westfield Group	2,375,582	27,723
Woodside Petroleum Ltd.	729,382	27,018
Telstra Corp. Ltd.	4,817,348	23,124
Newcrest Mining Ltd.	794,738	19,467
AMP Ltd.	3,201,648	17,773
QBE Insurance Group Ltd.	1,306,873	16,276
Origin Energy Ltd.	1,206,872	15,855
Suncorp Group Ltd.	1,422,861	15,770
Brambles Ltd.	1,719,801	14,526
Macquarie Group Ltd.	357,212	14,367
Santos Ltd.	1,057,776	13,214
Insurance Australia Group Ltd.	2,298,779	12,028
Amcor Ltd.	1,334,227	11,688
Orica Ltd.	404,189	10,808
Westfield Retail Trust	3,210,394	10,752
AGL Energy Ltd.	603,453	9,704
Transurban Group	1,454,005	9,254
Coca-Cola Amatil Ltd.	632,348	9,126
Goodman Group	1,880,703	8,822
Stockland	2,435,474	8,757
Aurizon Holdings Ltd.	2,009,889	8,329
^ Fortescue Metals Group Ltd.	1,549,454	7,600
ASX Ltd.	193,545	7,071
Lend Lease Group	601,142	6,498
Mirvac Group	3,794,873	6,299
GPT Group	1,561,732	6,178
Incitec Pivot Ltd.	1,804,552	6,085
WorleyParsons Ltd.	227,910	6,010
Sonic Healthcare Ltd.	413,210	5,888
Dexus Property Group	5,078,296	5,536
APA Group	913,988	5,500
Asciano Ltd.	1,077,520	5,436
Computershare Ltd.	491,798	5,378
Crown Ltd.	443,724	5,361
Cochlear Ltd.	62,962	5,299
James Hardie Industries plc	484,362	5,146
Tatts Group Ltd.	1,510,489	5,127
^ Iluka Resources Ltd.	463,481	4,698
CFS Retail Property Trust Group	2,192,184	4,575
Ramsay Health Care Ltd.	145,604	4,485

^ ALS Ltd.	377,265	4,435
Boral Ltd.	840,691	4,310
Bendigo and Adelaide Bank Ltd.	439,800	4,231
Toll Holdings Ltd.	755,312	4,164
^ Metcash Ltd.	977,020	3,882
Federation Centres	1,503,941	3,652
Leighton Holdings Ltd.	167,288	3,617
Treasury Wine Estates Ltd.	717,878	3,563
Alumina Ltd.	2,708,545	3,129
Echo Entertainment Group Ltd.	824,170	3,087
Caltex Australia Ltd.	149,419	3,032
Tabcorp Holdings Ltd.	810,393	2,579
OZ Minerals Ltd.	336,079	2,437
SP AusNet	1,833,481	2,201
* Qantas Airways Ltd.	1,229,350	1,965
^ Flight Centre Ltd.	61,717	1,957
Whitehaven Coal Ltd.	514,456	1,765
Newcrest Mining Ltd. ADR	51,388	1,246
^ Harvey Norman Holdings Ltd.	597,643	1,224
Sims Metal Management Ltd. ADR	114,896	1,112
Sydney Airport	205,420	680
Sims Metal Management Ltd.	64,618	629
* BGP Holdings PLC	15,642,708	—
		1,138,971
Hong Kong (9.3%)
AIA Group Ltd.	11,993,045	47,710
Sun Hung Kai Properties Ltd.	1,736,118	28,522
Hutchison Whampoa Ltd.	2,359,531	26,373
Cheung Kong Holdings Ltd.	1,538,636	25,235
Hong Kong Exchanges and Clearing Ltd.	1,208,897	22,934
CLP Holdings Ltd.	1,954,541	16,609
Hong Kong & China Gas Co. Ltd.	5,773,951	16,363
Wharf Holdings Ltd.	1,676,297	14,807
BOC Hong Kong Holdings Ltd.	4,096,046	14,134
Hang Seng Bank Ltd.	846,841	13,867
Sands China Ltd.	2,675,947	13,504
Power Assets Holdings Ltd.	1,535,816	13,307
Link REIT	2,529,243	13,149
* Galaxy Entertainment Group Ltd.	2,323,950	10,472
Swire Pacific Ltd. Class A	752,125	9,654
Hang Lung Properties Ltd.	2,480,317	9,366
Li & Fung Ltd.	6,473,259	9,078
Henderson Land Development Co. Ltd.	1,061,662	7,644
New World Development Co. Ltd.	4,083,568	7,511
MTR Corp. Ltd.	1,603,417	6,619
Sino Land Co. Ltd.	3,272,300	6,118
SJM Holdings Ltd.	2,145,359	5,857
Wheelock & Co. Ltd.	1,016,486	5,728
Bank of East Asia Ltd.	1,358,676	5,584
* Wynn Macau Ltd.	1,723,240	4,835
Swire Properties Ltd.	1,287,615	4,715
Kerry Properties Ltd.	796,358	4,300
Shangri-La Asia Ltd.	1,724,096	4,080
Hysan Development Co. Ltd.	706,603	3,558
Cheung Kong Infrastructure Holdings Ltd.	555,215	3,526
First Pacific Co. Ltd.	2,323,843	2,993
NWS Holdings Ltd.	1,582,411	2,824

ASM Pacific Technology Ltd.	217,728	2,750
Yue Yuen Industrial Holdings Ltd.	818,019	2,740
Hopewell Holdings Ltd.	629,124	2,595
Cathay Pacific Airways Ltd.	1,308,548	2,540
MGM China Holdings Ltd.	1,031,200	2,439
^ HKT Trust / HKT Ltd.	2,483,731	2,315
Wing Hang Bank Ltd.	197,385	2,070
PCCW Ltd.	4,408,143	1,949
Orient Overseas International Ltd.	242,324	1,698
		402,072
Japan (58.1%)
Toyota Motor Corp.	3,052,671	145,809
Mitsubishi UFJ Financial Group Inc.	14,099,224	80,184
Honda Motor Co. Ltd.	1,804,427	68,206
Sumitomo Mitsui Financial Group Inc.	1,486,434	59,701
Mizuho Financial Group Inc.	25,278,341	50,455
Canon Inc.	1,255,017	45,702
Takeda Pharmaceutical Co. Ltd.	873,791	44,901
Softbank Corp.	1,048,370	37,355
Mitsubishi Estate Co. Ltd.	1,386,982	33,593
FANUC Corp.	211,776	33,048
Mitsubishi Corp.	1,555,234	32,811
Japan Tobacco Inc.	996,059	31,078
Hitachi Ltd.	5,134,258	30,467
Mitsui & Co. Ltd.	1,923,500	29,071
Nissan Motor Co. Ltd.	2,751,646	28,173
Shin-Etsu Chemical Co. Ltd.	454,355	27,791
Komatsu Ltd.	1,033,409	27,485
NTT DOCOMO Inc.	16,908	25,634
East Japan Railway Co.	376,385	25,409
Seven & I Holdings Co. Ltd.	833,954	25,334
Astellas Pharma Inc.	492,374	25,064
Nippon Steel & Sumitomo Metal Corp.	8,414,309	23,291
Nomura Holdings Inc.	4,016,894	22,994
Tokio Marine Holdings Inc.	766,990	22,651
KDDI Corp.	297,900	22,166
Mitsui Fudosan Co. Ltd.	926,580	21,181
Nippon Telegraph & Telephone Corp.	483,144	20,235
Denso Corp.	538,186	20,163
Toshiba Corp.	4,456,424	19,843
Bridgestone Corp.	720,250	18,890
ITOCHU Corp.	1,666,897	18,852
Mitsubishi Heavy Industries Ltd.	3,358,743	17,960
Mitsubishi Electric Corp.	2,140,954	17,744
Kao Corp.	582,577	16,712
Sony Corp.	1,111,544	16,626
Sumitomo Corp.	1,245,538	16,111
Panasonic Corp.	2,443,290	16,083
Fast Retailing Co. Ltd.	58,920	15,483
Kyocera Corp.	169,375	15,342
JX Holdings Inc.	2,485,223	14,662
Keyence Corp.	50,777	14,087
Inpex Corp.	2,428	14,058
Central Japan Railway Co.	159,600	13,959
Murata Manufacturing Co. Ltd.	224,519	13,845
Kubota Corp.	1,207,895	13,797
Dai-ichi Life Insurance Co. Ltd.	9,407	13,481

Marubeni Corp.	1,826,356	13,415
Otsuka Holdings Co. Ltd.	401,279	12,944
Tokyo Gas Co. Ltd.	2,712,959	12,793
Sumitomo Mitsui Trust Holdings Inc.	3,450,819	12,746
Daiichi Sankyo Co. Ltd.	745,591	12,623
ORIX Corp.	115,965	12,406
Eisai Co. Ltd.	279,268	12,210
Sumitomo Realty & Development Co. Ltd.	398,492	12,150
Kirin Holdings Co. Ltd.	960,616	12,004
MS&AD Insurance Group Holdings	561,101	11,753
JFE Holdings Inc.	544,007	11,612
Secom Co. Ltd.	232,403	11,592
Nintendo Co. Ltd.	117,398	11,438
Nikon Corp.	377,230	10,786
Daiwa Securities Group Inc.	1,842,984	10,720
Suzuki Motor Corp.	404,068	10,603
Daiwa House Industry Co. Ltd.	566,805	10,416
SMC Corp.	59,900	10,368
Nitto Denko Corp.	183,066	10,353
FUJIFILM Holdings Corp.	512,772	10,224
Daikin Industries Ltd.	259,912	9,931
Ajinomoto Co. Inc.	714,706	9,694
Sumitomo Electric Industries Ltd.	835,321	9,404
Toray Industries Inc.	1,624,857	9,379
Hoya Corp.	481,802	9,303
Resona Holdings Inc.	2,086,243	9,291
Asahi Group Holdings Ltd.	428,421	9,105
Sumitomo Metal Mining Co. Ltd.	581,149	9,038
Chubu Electric Power Co. Inc.	713,472	9,012
Fuji Heavy Industries Ltd.	651,212	8,807
NKSJ Holdings Inc.	413,526	8,694
Fujitsu Ltd.	2,063,981	8,358
Isuzu Motors Ltd.	1,316,996	8,260
Tokyo Electron Ltd.	190,213	8,179
Asahi Kasei Corp.	1,398,836	8,073
* Mazda Motor Corp.	2,983,959	8,072
Kansai Electric Power Co. Inc.	831,214	7,919
Daito Trust Construction Co. Ltd.	80,358	7,917
T&D Holdings Inc.	640,961	7,909
Nippon Building Fund Inc.	760	7,844
^ Ricoh Co. Ltd.	702,082	7,816
Osaka Gas Co. Ltd.	2,077,548	7,793
Aeon Co. Ltd.	665,095	7,544
West Japan Railway Co.	188,537	7,435
^ Kintetsu Corp.	1,802,927	7,408
Asahi Glass Co. Ltd.	1,115,115	7,398
Oriental Land Co. Ltd.	55,618	7,395
Terumo Corp.	168,150	7,354
Rakuten Inc.	804,300	7,341
* NEC Corp.	2,884,284	7,037
Yamato Holdings Co. Ltd.	414,761	6,971
Odakyu Electric Railway Co. Ltd.	694,362	6,956
Mitsubishi Chemical Holdings Corp.	1,500,879	6,950
Aisin Seiki Co. Ltd.	212,129	6,949
^ Nidec Corp.	120,714	6,900
Hankyu Hanshin Holdings Inc.	1,264,000	6,897
Tokyu Corp.	1,261,409	6,859

LIXIL Group Corp.	294,632	6,847
Unicharm Corp.	126,241	6,696
Japan Real Estate Investment Corp.	656	6,633
Sekisui House Ltd.	601,235	6,617
JGC Corp.	228,221	6,470
Bank of Yokohama Ltd.	1,344,462	6,422
Yahoo Japan Corp.	16,112	6,318
Tobu Railway Co. Ltd.	1,134,206	6,091
Makita Corp.	124,227	6,050
Toyota Industries Corp.	180,720	6,001
Shionogi & Co. Ltd.	330,273	5,903
Shimano Inc.	82,198	5,613
Dentsu Inc.	200,398	5,604
Toyota Tsusho Corp.	235,148	5,593
Shizuoka Bank Ltd.	590,859	5,571
Shiseido Co. Ltd.	398,853	5,522
Omron Corp.	225,010	5,363
* Olympus Corp.	240,651	5,344
Chiba Bank Ltd.	824,129	5,135
Chugai Pharmaceutical Co. Ltd.	248,257	5,107
^ TDK Corp.	136,487	5,062
Dai Nippon Printing Co. Ltd.	622,513	5,033
Kuraray Co. Ltd.	381,413	4,900
Kawasaki Heavy Industries Ltd.	1,573,357	4,874
Lawson Inc.	66,795	4,840
Sumitomo Chemical Co. Ltd.	1,649,276	4,825
Ono Pharmaceutical Co. Ltd.	91,333	4,812
Keio Corp.	641,808	4,764
Sekisui Chemical Co. Ltd.	474,445	4,571
Kyushu Electric Power Co. Inc.	472,744	4,550
Yakult Honsha Co. Ltd.	107,515	4,531
* Mitsubishi Motors Corp.	4,303,212	4,474
Keikyu Corp.	521,531	4,424
Daihatsu Motor Co. Ltd.	210,557	4,380
Japan Retail Fund Investment Corp.	2,298	4,354
Chugoku Electric Power Co. Inc.	328,913	4,328
Nippon Yusen KK	1,785,083	4,278
NTT Data Corp.	1,400	4,274
Konica Minolta Holdings Inc.	531,753	4,247
* Tohoku Electric Power Co. Inc.	501,142	4,080
Hirose Electric Co. Ltd.	33,641	4,004
Mitsui OSK Lines Ltd.	1,204,811	3,975
Mitsubishi Materials Corp.	1,239,508	3,969
Yamaha Motor Co. Ltd.	309,347	3,937
JSR Corp.	198,543	3,926
Sega Sammy Holdings Inc.	221,091	3,905
Isetan Mitsukoshi Holdings Ltd.	391,980	3,871
Nippon Express Co. Ltd.	935,925	3,863
Toppan Printing Co. Ltd.	620,872	3,854
Sysmex Corp.	79,892	3,812
IHI Corp.	1,462,720	3,792
^ Sharp Corp.	1,103,867	3,758
* Tokyo Electric Power Co. Inc.	1,596,284	3,718
Yamada Denki Co. Ltd.	96,544	3,718
Credit Saison Co. Ltd.	174,875	3,701
Obayashi Corp.	719,575	3,690
Dena Co. Ltd.	115,951	3,675

Hisamitsu Pharmaceutical Co. Inc.	68,240	3,655
Fukuoka Financial Group Inc.	853,041	3,592
Rohm Co. Ltd.	105,733	3,515
NGK Insulators Ltd.	295,541	3,437
NSK Ltd.	482,736	3,421
* Kobe Steel Ltd.	2,762,957	3,412
Trend Micro Inc.	116,558	3,403
Taisei Corp.	1,138,863	3,398
Shinsei Bank Ltd.	1,660,373	3,392
Tokyu Land Corp.	475,127	3,384
Santen Pharmaceutical Co. Ltd.	81,520	3,357
Taiheiyo Cement Corp.	1,233,000	3,357
Joyo Bank Ltd.	715,338	3,354
Aozora Bank Ltd.	1,179,676	3,317
Mitsubishi Tanabe Pharma Corp.	247,036	3,312
Sony Financial Holdings Inc.	191,424	3,233
Benesse Holdings Inc.	73,547	3,206
Hino Motors Ltd.	290,209	3,050
MEIJI Holdings Co. Ltd.	67,515	2,985
Bank of Kyoto Ltd.	360,363	2,982
Hamamatsu Photonics KK	77,922	2,979
Electric Power Development Co. Ltd.	129,179	2,970
Mitsubishi UFJ Lease & Finance Co. Ltd.	64,680	2,939
J Front Retailing Co. Ltd.	526,380	2,887
Mitsubishi Gas Chemical Co. Inc.	430,921	2,884
Nitori Holdings Co. Ltd.	37,741	2,881
Oji Holdings Corp.	874,521	2,828
Brother Industries Ltd.	261,659	2,782
Namco Bandai Holdings Inc.	194,754	2,778
Kajima Corp.	926,362	2,777
Kikkoman Corp.	185,642	2,776
Jupiter Telecommunications Co. Ltd.	2,291	2,755
Taisho Pharmaceutical Holdings Co. Ltd.	39,823	2,748
Japan Airlines Co. Ltd.	66,046	2,724
^ Hitachi Construction Machinery Co. Ltd.	118,432	2,720
Toyo Suisan Kaisha Ltd.	97,996	2,717
USS Co. Ltd.	24,136	2,711
TonenGeneral Sekiyu KK	310,713	2,709
Kyowa Hakko Kirin Co. Ltd.	286,386	2,708
Sumitomo Heavy Industries Ltd.	610,153	2,692
Keisei Electric Railway Co. Ltd.	303,404	2,690
Kansai Paint Co. Ltd.	240,442	2,678
Chugoku Bank Ltd.	192,109	2,646
Stanley Electric Co. Ltd.	158,841	2,601
JTEKT Corp.	243,466	2,601
Suruga Bank Ltd.	199,396	2,600
FamilyMart Co. Ltd.	64,665	2,598
Miraca Holdings Inc.	61,485	2,563
Nomura Research Institute Ltd.	111,084	2,552
Nippon Meat Packers Inc.	188,466	2,551
Rinnai Corp.	35,907	2,539
Sumitomo Rubber Industries Ltd.	188,090	2,510
NGK Spark Plug Co. Ltd.	197,081	2,507
^ All Nippon Airways Co. Ltd.	1,280,143	2,507
Nisshin Seifun Group Inc.	205,764	2,504
Amada Co. Ltd.	398,393	2,490
Yokogawa Electric Corp.	222,496	2,477

Dainippon Sumitomo Pharma Co. Ltd.	175,538	2,475
Japan Prime Realty Investment Corp.	867	2,465
Nissin Foods Holdings Co. Ltd.	64,647	2,454
Kurita Water Industries Ltd.	124,578	2,449
TOTO Ltd.	308,078	2,438
^ Showa Denko KK	1,580,499	2,415
Toho Gas Co. Ltd.	451,518	2,414
Toho Co. Ltd.	125,733	2,409
Shimamura Co. Ltd.	24,453	2,401
Suzuken Co. Ltd.	78,048	2,389
Teijin Ltd.	1,039,175	2,382
Don Quijote Co. Ltd.	59,600	2,373
^ Nabtesco Corp.	113,465	2,369
Konami Corp.	111,149	2,359
Hiroshima Bank Ltd.	552,000	2,347
Asics Corp.	164,432	2,342
Ube Industries Ltd.	1,120,936	2,333
THK Co. Ltd.	134,232	2,332
Iyo Bank Ltd.	283,498	2,318
Daicel Corp.	326,473	2,280
Shikoku Electric Power Co. Inc.	185,544	2,276
Hachijuni Bank Ltd.	452,828	2,267
Mitsui Chemicals Inc.	949,190	2,251
Advantest Corp.	165,187	2,249
Yamaguchi Financial Group Inc.	232,864	2,244
Yaskawa Electric Corp.	233,655	2,182
Takashimaya Co. Ltd.	296,494	2,182
Chiyoda Corp.	172,123	2,158
Tsumura & Co.	65,272	2,144
Sankyo Co. Ltd.	53,817	2,144
Toyo Seikan Kaisha Ltd.	167,073	2,132
Idemitsu Kosan Co. Ltd.	24,298	2,130
Shimizu Corp.	650,504	2,107
^ Casio Computer Co. Ltd.	244,172	2,106
Kamigumi Co. Ltd.	255,148	2,078
Air Water Inc.	162,281	2,073
Gunma Bank Ltd.	427,081	2,061
SBI Holdings Inc.	247,168	2,052
Mitsubishi Logistics Corp.	135,831	2,037
Sojitz Corp.	1,356,918	2,037
Hokuriku Electric Power Co.	184,134	2,030
MediPal Holdings Corp.	160,084	2,028
Marui Group Co. Ltd.	248,442	2,020
Nippon Electric Glass Co. Ltd.	415,752	2,004
Alfresa Holdings Corp.	45,358	1,987
Japan Steel Works Ltd.	343,865	1,984
^ Sanrio Co. Ltd.	48,850	1,948
Aeon Mall Co. Ltd.	80,714	1,948
Park24 Co. Ltd.	107,800	1,946
Hokkaido Electric Power Co. Inc.	202,793	1,943
Nishi-Nippon City Bank Ltd.	744,839	1,930
Nomura Real Estate Holdings Inc.	105,478	1,925
Ibiden Co. Ltd.	134,383	1,915
McDonald's Holdings Co. Japan Ltd.	73,622	1,890
Yamaha Corp.	173,139	1,834
Denki Kagaku Kogyo KK	505,927	1,827
^ Hulic Co. Ltd.	286,400	1,816

Nomura Real Estate Office Fund Inc. Class A	304	1,793
Oracle Corp. Japan	42,568	1,772
Koito Manufacturing Co. Ltd.	105,455	1,758
Shimadzu Corp.	262,596	1,758
Taiyo Nippon Sanso Corp.	261,728	1,748
Hakuhodo DY Holdings Inc.	25,465	1,735
NOK Corp.	115,856	1,732
Citizen Holdings Co. Ltd.	293,648	1,682
Hitachi Chemical Co. Ltd.	115,566	1,627
Kaneka Corp.	301,995	1,615
Toyoda Gosei Co. Ltd.	70,303	1,558
Hitachi Metals Ltd.	179,407	1,542
^ Nippon Paper Group Inc.	107,748	1,527
^ Gree Inc.	101,679	1,512
NHK Spring Co. Ltd.	171,996	1,510
Calbee Inc.	18,000	1,482
^ Aeon Credit Service Co. Ltd.	70,470	1,462
Fuji Electric Co. Ltd.	625,783	1,461
Otsuka Corp.	17,542	1,436
* Furukawa Electric Co. Ltd.	704,600	1,428
Seven Bank Ltd.	580,240	1,404
Daido Steel Co. Ltd.	313,087	1,398
^ GS Yuasa Corp.	389,999	1,389
Yamazaki Baking Co. Ltd.	122,435	1,370
Hitachi High-Technologies Corp.	68,780	1,366
* Sumco Corp.	128,001	1,334
Cosmo Oil Co. Ltd.	591,046	1,329
Yamato Kogyo Co. Ltd.	46,117	1,321
NTT Urban Development Corp.	1,273	1,273
* Nexon Co. Ltd.	120,100	1,268
Ushio Inc.	114,384	1,237
Itochu Techno-Solutions Corp.	28,066	1,218
Showa Shell Sekiyu KK	203,322	1,180
Japan Petroleum Exploration Co.	31,579	1,164
Mabuchi Motor Co. Ltd.	25,801	1,158
Maruichi Steel Tube Ltd.	51,914	1,155
* Acom Co. Ltd.	44,050	1,151
M3 Inc.	700	1,143
^ ABC-Mart Inc.	29,087	1,107
Coca-Cola West Co. Ltd.	67,824	1,071
Kinden Corp.	148,431	984
^ Toyota Boshoku Corp.	70,509	924
Square Enix Holdings Co. Ltd.	70,115	871
		2,503,427
New Zealand (0.4%)
Fletcher Building Ltd.	753,930	6,023
Telecom Corp. of New Zealand Ltd.	2,060,197	4,195
Auckland International Airport Ltd.	1,014,150	2,414
SKYCITY Entertainment Group Ltd.	645,786	2,152
Contact Energy Ltd.	400,639	1,755
		16,539
Singapore (5.3%)
Singapore Telecommunications Ltd.	8,825,109	24,942
DBS Group Holdings Ltd.	2,018,779	24,399
Oversea-Chinese Banking Corp. Ltd.	2,858,594	22,583
United Overseas Bank Ltd.	1,410,267	21,478

Keppel Corp. Ltd.			1,591,358	14,786
CapitaLand Ltd.			2,837,558	9,165
Genting Singapore plc			6,752,597	8,462
Fraser and Neave Ltd.			1,024,574	7,893
Wilmar International Ltd.			2,127,303	6,560
Singapore Exchange Ltd.			948,260	5,968
Singapore Press Holdings Ltd.			1,783,417	5,909
Singapore Technologies Engineering Ltd.			1,700,055	5,385
Singapore Airlines Ltd.			599,226	5,321
City Developments Ltd.			555,713	5,246
Global Logistic Properties Ltd.			2,289,773	5,103
SembCorp Industries Ltd.			1,091,820	4,836
Jardine Cycle & Carriage Ltd.			117,621	4,809
Hutchison Port Holdings Trust			5,795,639	4,748
CapitaMall Trust			2,583,112	4,421
Ascendas REIT			2,099,894	4,295
Noble Group Ltd.			4,299,304	4,240
Golden Agri-Resources Ltd.			7,833,163	4,025
^ SembCorp Marine Ltd.			923,666	3,529
ComfortDelGro Corp. Ltd.			2,086,980	3,254
CapitaCommercial Trust			2,181,000	2,934
Keppel Land Ltd.			846,575	2,913
CapitaMalls Asia Ltd.			1,490,335	2,601
UOL Group Ltd.			512,717	2,590
^ Olam International Ltd.			1,732,181	2,265
StarHub Ltd.			661,567	2,085
Yangzijiang Shipbuilding Holdings Ltd.			2,140,210	1,696
Cosco Corp. Singapore Ltd.			1	—
				228,441
Total Common Stocks (Cost $5,298,125)				4,289,450
	Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund	0.143%		84,121,628	84,122

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	1,000	1,000
[4,6] Freddie Mac Discount Notes	0.082%	4/22/13	1,000	999
				1,999
Total Temporary Cash Investments (Cost $86,121)				86,121
Total Investments (101.5%) (Cost $5,384,246)				4,375,571
Other Assets and Liabilities-Net (-1.5%)[3]				(63,903)
Net Assets (100%)				4,311,668

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $56,396,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $59,584,000 of collateral received for securities on loan.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $700,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Pacific Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,358	4,287,092	—
Temporary Cash Investments	84,122	1,999	—
Futures Contracts—Assets[1]	7	—	—
Forward Currency Contracts—Liabilities	—	(798)	—
Total	86,487	4,288,293	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Pacific Stock Index Fund

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2013	99	10,170	1,384
S&P ASX 200 Index	March 2013	45	5,685	158

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/12/13	JPY	801,770	USD	9,552	(765)
UBS AG	3/26/13	AUD	5,279	USD	5,518	(33)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $5,396,396,000. Net unrealized depreciation of investment securities for tax purposes was $1,020,825,000, consisting of unrealized gains of $375,135,000 on securities that had risen in value since their purchase and $1,395,960,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Austria (0.4%)
* Erste Group Bank AG	309,057	10,400
OMV AG	207,325	8,541
Andritz AG	102,592	6,749
IMMOFINANZ AG	1,322,180	5,792
Voestalpine AG	155,793	5,712
Raiffeisen Bank International AG	66,513	2,987
Vienna Insurance Group AG Wiener Versicherung Gruppe	52,834	2,792
Telekom Austria AG	325,365	2,412
Verbund AG	96,797	2,063
		47,448
Belgium (1.7%)
Anheuser-Busch InBev NV	1,134,279	99,804
KBC Groep NV	333,491	13,129
Solvay SA Class A	83,016	13,043
Ageas	331,711	10,957
Groupe Bruxelles Lambert SA	113,986	9,513
UCB SA	155,516	8,977
Umicore SA	163,536	8,509
Delhaize Group SA	141,623	6,719
Belgacom SA	209,131	6,380
Colruyt SA	110,326	5,351
Telenet Group Holding NV	70,542	3,325
		185,707
Denmark (1.9%)
Novo Nordisk A/S Class B	574,006	105,670
* Danske Bank A/S	931,482	17,849
Carlsberg A/S Class B	154,983	16,578
AP Moeller - Maersk A/S Class B	1,866	14,885
Novozymes A/S	344,268	11,282
Coloplast A/S Class B	168,035	8,865
DSV A/S	278,175	7,132
AP Moeller - Maersk A/S Class A	735	5,558
TDC A/S	667,099	5,113
* William Demant Holding A/S	33,994	2,979
Tryg A/S	30,141	2,369
		198,280
Finland (1.2%)
Sampo	596,615	21,418
^ Nokia Oyj	5,288,236	20,757
Kone Oyj Class B	219,663	18,121
Fortum Oyj	632,484	11,835
Wartsila OYJ Abp	237,334	11,279
UPM-Kymmene Oyj	734,269	8,978
Metso Oyj	180,484	8,071
Nokian Renkaat Oyj	158,793	6,828
Stora Enso Oyj	787,911	5,619
Elisa Oyj	205,999	4,898
Orion Oyj Class B	127,799	3,567

Kesko Oyj Class B	95,836	3,136
Pohjola Bank plc Class A	182,931	3,129
Neste Oil Oyj	173,237	2,765
		130,401
France (14.5%)
Sanofi	1,684,312	164,198
Total SA	3,005,917	162,899
BNP Paribas SA	1,416,403	88,872
LVMH Moet Hennessy Louis Vuitton SA	358,169	67,436
Danone SA	816,316	56,550
Schneider Electric SA	742,126	56,460
Air Liquide SA	439,282	56,085
L'Oreal SA	339,352	50,392
AXA SA	2,489,344	46,090
* Societe Generale SA	987,369	44,586
Vivendi SA	1,830,810	39,208
Pernod-Ricard SA	300,010	37,554
GDF Suez	1,798,408	36,892
Vinci SA	648,263	32,999
Unibail-Rodamco SE	130,080	30,721
France Telecom SA	2,617,878	29,731
Cie Generale d'Optique Essilor International SA	284,955	29,046
European Aeronautic Defence and Space Co. NV	586,671	27,504
Carrefour SA	855,235	24,383
ArcelorMittal	1,405,280	24,114
Cie Generale des Etablissements Michelin	256,728	23,877
Cie de St-Gobain	561,245	23,095
PPR	106,024	22,802
Renault SA	273,951	16,512
Publicis Groupe SA	250,305	16,380
Lafarge SA	263,390	16,086
Technip SA	143,297	15,516
Legrand SA	333,213	15,117
Safran SA	323,858	14,874
* Credit Agricole SA	1,408,224	13,920
Christian Dior SA	76,375	13,337
SES SA	430,724	13,182
Alstom SA	295,176	13,084
Sodexo	135,101	12,043
Arkema SA	89,636	10,163
Cap Gemini SA	210,586	10,148
Gemalto NV	111,394	9,915
Dassault Systemes SA	87,638	9,745
Bureau Veritas SA	80,052	9,582
Accor SA	210,352	8,211
Vallourec SA	148,156	8,039
STMicroelectronics NV	906,584	7,837
Casino Guichard Perrachon SA	78,675	7,705
Edenred	239,760	7,683
Bouygues SA	266,001	7,548
Groupe Eurotunnel SA	823,783	7,005
SCOR SE	237,181	6,829
* Cie Generale de Geophysique - Veritas	226,533	6,563
Electricite de France SA	338,503	6,498
Eutelsat Communications SA	186,971	6,423
Veolia Environnement SA	480,175	6,148
Lagardere SCA	169,040	6,110

	Iliad SA	31,797	5,891
	AtoS	78,949	5,771
	Klepierre	139,188	5,484
	Suez Environnement Co.	413,992	5,475
	Societe BIC SA	39,939	5,374
	Natixis	1,323,279	5,243
	Zodiac Aerospace	47,626	5,214
	Wendel SA	46,293	5,023
	Thales SA	130,962	4,716
	Remy Cointreau SA	30,665	3,912
	CNP Assurances	220,889	3,652
	Gecina SA	31,667	3,587
	Aeroports de Paris	41,184	3,395
	Rexel SA	149,136	3,171
	Imerys SA	46,304	3,062
	Fonciere Des Regions	35,772	3,020
	ICADE	34,115	3,010
*,^ Peugeot SA		346,335	2,699
	JCDecaux SA	91,403	2,553
	Eurazeo	40,983	2,162
			1,560,111
Germany (13.2%)
	BASF SE	1,297,420	131,404
^	Siemens AG	1,161,922	127,305
	Bayer AG	1,168,048	115,267
	SAP AG	1,300,763	106,673
	Allianz SE	643,010	92,007
	Daimler AG (Registered)	1,281,117	74,564
	Deutsche Bank AG	1,311,209	67,815
	Volkswagen AG Prior Pfd.	203,958	50,495
	Deutsche Telekom AG	3,957,228	48,616
	Linde AG	260,412	47,466
	Bayerische Motoren Werke AG	466,509	46,986
	Muenchener Rueckversicherungs AG	253,154	46,493
	E.ON SE	2,539,158	44,152
	Deutsche Post AG	1,291,049	30,317
	Adidas AG	297,732	27,650
	RWE AG	689,377	25,922
	Henkel AG & Co. KGaA Prior Pfd.	253,577	22,388
	Fresenius SE & Co. KGaA	176,919	21,518
	Fresenius Medical Care AG & Co. KGaA	297,475	20,969
	Porsche Automobil Holding SE Prior Pfd.	215,554	18,768
	Continental AG	154,802	18,168
	Deutsche Boerse AG	273,239	17,992
	Infineon Technologies AG	1,541,412	13,903
	Henkel AG & Co. KGaA	182,514	13,539
*	ThyssenKrupp AG	544,632	13,221
	Merck KGaA	91,559	12,730
	Beiersdorf AG	145,025	12,728
	HeidelbergCement AG	199,234	12,559
*	Commerzbank AG	5,269,968	11,539
	K&S AG	241,399	10,882
	Brenntag AG	72,043	10,257
	Kabel Deutschland Holding AG	123,862	10,037
	Lanxess AG	117,163	9,897
	Volkswagen AG	41,259	9,531
	GEA Group AG	248,230	8,994

	MAN SE	58,979	7,108
	Hannover Rueckversicherung AG	87,746	7,084
*	QIAGEN NV	334,343	7,019
	Deutsche Lufthansa AG	331,703	6,589
	Metro AG	185,488	5,728
	Bayerische Motoren Werke AG Prior Pfd.	72,196	4,937
	Suedzucker AG	112,883	4,829
	ProSiebenSat.1 Media AG Prior Pfd.	120,167	4,098
	Hugo Boss AG	33,832	3,975
	United Internet AG	133,463	3,103
	Fraport AG Frankfurt Airport Services Worldwide	50,867	3,083
*	Hochtief AG	44,909	2,931
	Salzgitter AG	57,447	2,678
	Axel Springer AG	54,594	2,551
	Celesio AG	126,283	2,294
	RWE AG Prior Pfd.	59,175	2,085
			1,422,844
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	284,279	7,385
	OPAP SA	306,598	2,654
			10,039
Ireland (0.4%)
	CRH plc	1,016,940	21,938
	Kerry Group plc Class A	212,028	11,123
*	Elan Corp. plc	718,919	7,585
	Ryanair Holdings plc ADR	44,240	1,723
	Ryanair Holdings plc	51,063	381
			42,750
Italy (3.5%)
	Eni SPA	3,581,486	89,457
	Enel SPA	9,274,038	40,437
*	UniCredit SPA	5,728,012	36,975
	Assicurazioni Generali SPA	1,653,412	31,652
	Intesa Sanpaolo SPA (Registered)	14,202,854	28,951
	Fiat Industrial SPA	1,211,030	15,585
	Tenaris SA	675,325	14,167
	Telecom Italia SPA (Registered)	13,018,123	12,918
	Snam SPA	2,380,864	12,032
	Luxottica Group SPA	232,630	10,736
	Saipem SPA	375,381	10,659
	Atlantia SPA	480,620	8,875
*	Fiat SPA	1,276,119	7,811
	Terna Rete Elettrica Nazionale SPA	1,818,070	7,655
	Telecom Italia SPA (Bearer)	8,587,913	7,337
	Prysmian SPA	293,689	6,277
	Unione di Banche Italiane SCPA	1,184,745	6,183
*	Banco Popolare SC	2,618,573	5,456
	Mediobanca SPA	735,592	5,414
	Enel Green Power SPA	2,430,029	5,011
	Pirelli & C. SPA	344,389	4,224
*	Finmeccanica SPA	538,175	3,537
*,^ Banca Monte dei Paschi di Siena SPA		8,821,611	2,947
	Intesa Sanpaolo SPA (Bearer)	1,382,674	2,347
	Exor SPA	78,778	2,328
			378,971

Netherlands (3.9%)
Unilever NV	2,295,680	93,013
* ING Groep NV	5,396,558	54,583
Koninklijke Philips Electronics NV	1,472,814	45,873
ASML Holding NV	444,406	33,337
Heineken NV	326,019	22,926
Akzo Nobel NV	334,503	22,894
Koninklijke Ahold NV	1,427,417	20,975
Aegon NV	2,437,439	16,273
Reed Elsevier NV	978,661	15,201
Koninklijke DSM NV	219,865	13,468
* DE Master Blenders 1753 NV	832,939	10,276
Wolters Kluwer NV	438,881	8,891
Heineken Holding NV	146,178	8,637
Koninklijke KPN NV	1,426,339	8,019
Randstad Holding NV	177,654	7,366
Koninklijke Vopak NV	99,028	6,759
Fugro NV	100,338	6,073
Ziggo NV	166,350	5,301
Koninklijke Boskalis Westminster NV	105,443	4,827
Corio NV	91,623	4,447
Delta Lloyd NV	187,979	3,703
TNT Express NV	439,772	3,377
		416,219
Norway (1.4%)
Statoil ASA	1,573,368	41,918
Telenor ASA	988,522	21,778
Seadrill Ltd.	497,307	19,659
DNB ASA	1,388,638	19,453
Yara International ASA	268,698	14,329
Orkla ASA	1,103,513	9,734
Subsea 7 SA	393,883	9,515
Norsk Hydro ASA	1,328,182	6,376
Aker Solutions ASA	222,470	4,865
Gjensidige Forsikring ASA	275,830	4,336
		151,963
Portugal (0.3%)
EDP - Energias de Portugal SA	2,753,448	8,866
Jeronimo Martins SGPS SA	297,363	6,326
Galp Energia SGPS SA	373,431	6,062
Portugal Telecom SGPS SA	916,469	5,350
* Banco Espirito Santo SA	2,929,094	4,154
		30,758
Spain (4.6%)
* Banco Santander SA	14,553,836	121,825
Telefonica SA	5,784,362	83,718
Banco Bilbao Vizcaya Argentaria SA	7,676,311	76,317
Inditex SA	308,013	43,051
Iberdrola SA	5,607,237	30,172
* Repsol SA	1,148,287	25,608
Amadeus IT Holding SA	445,691	11,169
* Banco de Sabadell SA	4,005,250	10,746
Gas Natural SDG SA	494,113	9,871
Ferrovial SA	571,818	9,182
Abertis Infraestructuras SA	516,019	8,835
Red Electrica Corp. SA	154,779	8,613

* Grifols SA	210,058	7,150
Banco Popular Espanol SA	7,440,400	6,729
Enagas SA	280,448	6,636
Distribuidora Internacional de Alimentacion SA	861,025	6,356
ACS Actividades de Construccion y Servicios SA	206,073	4,946
CaixaBank	1,192,264	4,720
* International Consolidated Airlines Group SA	1,370,665	4,638
Mapfre SA	1,057,092	3,252
Zardoya Otis SA	211,582	3,243
Acciona SA	37,000	2,977
* Bankia SA	1,225,202	849
		490,603
Sweden (4.9%)
Telefonaktiebolaget LM Ericsson Class B	4,299,479	50,008
Hennes & Mauritz AB Class B	1,341,426	49,358
Nordea Bank AB	3,715,494	40,979
Volvo AB Class B	1,961,838	29,036
Svenska Handelsbanken AB Class A	697,652	28,506
Atlas Copco AB Class A	944,077	26,894
Swedbank AB Class A	1,126,242	26,594
Sandvik AB	1,416,295	22,722
TeliaSonera AB	3,039,305	21,923
Skandinaviska Enskilda Banken AB Class A	1,993,484	19,969
Svenska Cellulosa AB Class B	816,165	19,787
Investor AB Class B	643,728	18,284
Assa Abloy AB Class B	471,805	17,652
Atlas Copco AB Class B	553,273	14,110
SKF AB	557,179	13,817
Swedish Match AB	295,109	11,076
Alfa Laval AB	471,685	10,074
Skanska AB Class B	546,962	9,302
Scania AB Class B	451,660	9,268
Hexagon AB Class B	333,450	8,955
Electrolux AB Class B	337,615	8,917
Getinge AB	285,337	8,805
Millicom International Cellular SA	89,575	8,253
* Lundin Petroleum AB	314,623	8,082
Tele2 AB	445,835	7,996
Elekta AB Class B	518,255	7,684
Boliden AB	386,640	7,146
Investment AB Kinnevik	299,064	6,907
Securitas AB Class B	432,614	4,043
Husqvarna AB	567,892	3,672
Industrivarden AB	161,663	2,837
Ratos AB	280,590	2,705
		525,361
Switzerland (13.6%)
Nestle SA	4,554,124	319,779
Novartis AG	3,248,030	220,790
Roche Holding AG	992,199	219,315
UBS AG	5,134,716	89,178
ABB Ltd.	3,104,792	66,557
Cie Financiere Richemont SA	735,362	60,405
Zurich Insurance Group AG	207,464	59,660
Syngenta AG	131,356	56,488
Credit Suisse Group AG	1,772,880	52,358

Swiss Re AG	498,734	37,080
Transocean Ltd.	510,961	28,979
Holcim Ltd.	322,801	25,127
Swatch Group AG (Bearer)	43,709	23,942
SGS SA	7,804	18,565
Swisscom AG	33,112	14,687
Givaudan SA	11,905	13,220
Julius Baer Group Ltd.	305,563	12,485
Geberit AG	52,395	12,257
Adecco SA	186,658	10,704
Schindler Holding AG	69,197	10,264
Kuehne & Nagel International AG	76,283	8,955
Sonova Holding AG	71,238	8,239
Sika AG	3,016	7,593
Actelion Ltd.	152,264	7,542
Aryzta AG (Switzerland Shares)	123,379	6,928
Swiss Life Holding AG	43,742	6,581
Swiss Prime Site AG	74,650	6,310
Baloise Holding AG	65,076	5,889
Lindt & Spruengli AG Regular	141	5,734
Partners Group Holding AG	24,416	5,732
Swatch Group AG (Registered)	60,305	5,670
Sulzer AG	34,380	5,406
Schindler Holding AG (Registered)	30,602	4,427
Lonza Group AG	72,662	4,276
Lindt & Spruengli AG	1,177	4,212
Pargesa Holding SA	39,007	2,891
EMS-Chemie Holding AG	11,293	2,867
Barry Callebaut AG	2,496	2,509
Banque Cantonale Vaudoise	4,506	2,409
Aryzta AG (Dublin Exchange)	1,639	91
		1,456,101
United Kingdom (33.6%)
HSBC Holdings plc	25,863,494	294,117
BP plc	26,886,216	199,028
Vodafone Group plc	69,443,488	189,525
GlaxoSmithKline plc	7,025,016	160,692
British American Tobacco plc	2,744,516	142,638
Royal Dutch Shell plc Class B	3,714,205	135,001
Royal Dutch Shell plc Class A	3,140,191	111,317
Rio Tinto plc	1,893,919	106,997
Diageo plc	3,538,832	105,346
BHP Billiton plc	2,982,548	102,278
Standard Chartered plc	3,376,378	89,774
BG Group plc	4,795,850	85,122
AstraZeneca plc	1,759,875	85,038
Barclays plc	16,493,186	79,186
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,107,278	74,529
Unilever plc	1,814,292	73,903
SABMiller plc	1,352,718	67,545
Tesco plc	11,335,028	64,062
Reckitt Benckiser Group plc	918,700	61,206
Anglo American plc London Shares	1,959,964	58,626
National Grid plc	5,133,873	56,215
Xstrata plc	2,981,050	55,829
Prudential plc	3,602,858	54,692
Imperial Tobacco Group plc	1,399,386	52,036

* Lloyds Banking Group plc	59,631,244	48,810
BT Group plc	11,103,417	43,801
Centrica plc	7,335,243	40,733
Rolls-Royce Holdings plc	2,638,491	39,612
Glencore International plc	5,373,237	33,542
Compass Group plc	2,627,715	31,810
SSE plc	1,332,711	29,997
WPP plc	1,784,794	28,025
ARM Holdings plc	1,945,687	26,652
Shire plc	793,251	26,536
BAE Systems plc	4,574,424	24,620
Experian plc	1,425,349	24,383
Aviva plc	4,107,545	23,932
Tullow Oil plc	1,277,223	23,029
Pearson plc	1,152,101	21,803
Old Mutual plc	6,906,400	20,503
Legal & General Group plc	8,333,503	20,125
British Sky Broadcasting Group plc	1,529,701	19,788
Reed Elsevier plc	1,724,294	18,767
Standard Life plc	3,316,360	18,187
Wolseley plc	385,963	18,010
* Royal Bank of Scotland Group	2,977,271	16,189
Next plc	231,566	14,897
Smith & Nephew plc	1,264,575	14,582
Kingfisher plc	3,340,105	14,274
Land Securities Group plc	1,102,471	14,042
Associated British Foods plc	501,168	13,898
Marks & Spencer Group plc	2,282,053	13,729
Burberry Group plc	623,458	13,394
WM Morrison Supermarkets plc	3,270,938	13,010
Randgold Resources Ltd.	123,745	11,656
Capita plc	927,107	11,559
InterContinental Hotels Group plc	384,768	11,293
Intertek Group plc	226,245	11,155
United Utilities Group plc	957,012	11,106
Smiths Group plc	552,954	10,759
British Land Co. plc	1,200,202	10,692
Carnival plc	260,668	10,566
Johnson Matthey plc	291,747	10,470
RSA Insurance Group plc	5,007,285	10,464
Whitbread plc	254,002	10,352
Antofagasta plc	552,051	10,010
Aggreko plc	377,062	9,537
Petrofac Ltd.	367,351	9,530
ITV plc	5,240,620	9,525
Weir Group plc	301,298	9,483
J Sainsbury plc	1,746,938	9,153
Sage Group plc	1,746,449	8,943
G4S plc	1,996,553	8,789
GKN plc	2,281,310	8,710
Severn Trent plc	334,825	8,612
Bunzl plc	477,001	8,571
IMI plc	454,914	8,434
Tate & Lyle plc	650,998	8,389
Babcock International Group plc	506,303	8,337
* Rexam plc	1,115,395	8,292
Resolution Ltd.	1,960,363	8,143

Hammerson plc			1,007,302	7,754
Aberdeen Asset Management plc			1,203,470	7,681
AMEC plc			447,041	7,660
Meggitt plc			1,097,204	7,566
Croda International plc			190,252	7,311
Inmarsat plc			645,593	6,600
Fresnillo plc			249,944	6,571
Invensys plc			1,153,412	6,315
Melrose Industries plc			1,679,240	6,218
Serco Group plc			702,300	6,175
3i Group plc			1,383,602	5,782
Admiral Group plc			294,280	5,715
Investec plc			776,531	5,683
Cobham plc			1,571,301	5,275
Schroders plc (Voting Shares)			159,856	4,912
London Stock Exchange Group plc			244,071	4,662
Capital Shopping Centres Group plc			798,800	4,512
ICAP plc			803,947	4,158
Balfour Beatty plc			980,080	4,121
Segro plc			1,034,769	4,072
Hargreaves Lansdown plc			328,337	3,597
Kazakhmys plc			292,677	3,388
Vedanta Resources plc			153,303	2,928
TUI Travel plc			614,032	2,829
Evraz plc			462,097	2,116
Eurasian Natural Resources Corp. plc			383,723	2,006
				3,613,519
Total Common Stocks (Cost $12,380,061)				10,661,075
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.143%		78,050,054	78,050

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.097%	3/27/13	1,900	1,899
6 Federal Home Loan Bank Discount Notes	0.130%	3/6/13	3,000	3,000
[4,5] Freddie Mac Discount Notes	0.140%	2/11/13	1,000	1,000
5 United States Treasury Note/Bond	1.750%	4/15/13	1,000	1,003
				6,902
Total Temporary Cash Investments (Cost $84,953)				84,952
Total Investments (100.0%) (Cost $12,465,014)				10,746,027
Other Assets and Liabilities-Net (0.0%)[3]				(2,577)
Net Assets (100%)				10,743,450

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $21,972,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $24,246,000 of collateral received for securities on loan.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,723	10,659,352	—
Temporary Cash Investments	78,050	6,902	—

European Stock Index Fund

Futures Contracts—Liabilities[1]	(245)	—	—
Forward Currency Contracts—Assets	—	763	—
Forward Currency Contracts—Liabilities	—	(354)	—
Total	79,528	10,666,663	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2013	719	26,459	675
FTSE 100 Index	March 2013	190	18,857	839

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

European Stock Index Fund

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/20/13	EUR	18,852 USD	24,834	763
UBS AG	3/20/13	GBP	11,174 USD	18,066	(354)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $12,466,216,000. Net unrealized depreciation of investment securities for tax purposes was $1,720,189,000, consisting of unrealized gains of $990,608,000 on securities that had risen in value since their purchase and $2,710,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Brazil (13.6%)
Itau Unibanco Holding SA ADR	32,276,887	556,131
Vale SA Class B Pfd. ADR	28,329,210	545,337
Cia de Bebidas das Americas ADR	10,384,818	488,710
Petroleo Brasileiro SA ADR Type A	26,629,949	481,736
Banco Bradesco SA ADR	25,800,652	474,216
Vale SA Class B ADR	18,413,679	371,404
Petroleo Brasileiro SA ADR	19,429,573	355,173
Petroleo Brasileiro SA	35,281,441	322,987
Petroleo Brasileiro SA Prior Pfd.	32,682,431	296,733
Banco do Brasil SA	22,660,866	277,663
BM&FBovespa SA	37,313,543	261,205
Banco Bradesco SA Prior Pfd.	13,923,886	255,914
Itausa - Investimentos Itau SA Prior Pfd.	49,251,756	249,307
Vale SA Prior Pfd.	12,001,048	233,229
Itau Unibanco Holding SA Prior Pfd.	13,181,990	227,384
Cia de Bebidas das Americas Prior Pfd.	4,795,663	225,894
BRF - Brasil Foods SA	10,243,491	224,998
Banco Bradesco SA	11,599,113	206,138
Ultrapar Participacoes SA	7,451,338	179,871
CCR SA	17,202,135	177,520
Cielo SA	5,991,868	169,464
Vale SA	8,073,870	163,233
BRF - Brasil Foods SA ADR	7,063,870	156,818
Cia de Bebidas das Americas	3,281,934	148,378
Souza Cruz SA	7,472,587	123,646
BR Malls Participacoes SA	8,401,420	108,765
Lojas Renner SA	2,401,018	96,108
Gerdau SA ADR	10,487,617	92,606
Banco Santander Brasil SA ADR	12,335,376	91,528
Natura Cosmeticos SA	3,376,640	91,057
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,818,366	86,809
Telefonica Brasil SA Prior Pfd.	3,133,782	79,141
Telefonica Brasil SA ADR	3,053,959	76,899
Embraer SA ADR	2,299,257	75,806
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,679,174	74,740
Itau Unibanco Holding SA	4,437,977	74,681
Lojas Americanas SA Prior Pfd.	8,297,374	74,042
Tractebel Energia SA	4,152,785	73,803
Cia Energetica de Minas Gerais ADR	6,646,887	72,983
Bradespar SA Prior Pfd.	4,359,745	67,629
* Hypermarcas SA	7,784,359	67,236
Klabin SA Prior Pfd.	9,326,052	63,927
Cia Siderurgica Nacional SA ADR	11,239,587	61,031
Metalurgica Gerdau SA Prior Pfd. Class A	5,297,551	59,298
Gerdau SA Prior Pfd.	6,501,894	57,041
* JBS SA	14,401,636	55,181
Cosan SA Industria e Comercio	2,313,912	54,613
* Fibria Celulose SA	4,405,350	53,979
Raia Drogasil SA	4,741,354	52,977

*	OGX Petroleo e Gas Participacoes SA	25,634,180	52,778
	Cia Hering	2,754,986	52,406
	WEG SA	4,091,469	51,900
	CETIP SA - Mercados Organizados	4,074,593	51,256
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,687,440	50,124
	BR Properties SA	3,847,012	49,939
	Localiza Rent a Car SA	2,687,144	49,388
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	1,045,886	49,318
	Banco Santander Brasil SA	6,556,253	48,233
	Totvs SA	2,132,973	46,454
	Tim Participacoes SA	10,476,793	46,298
^	Oi SA ADR Pfd.	11,023,592	45,307
	Multiplan Empreendimentos Imobiliarios SA	1,444,679	41,751
	PDG Realty SA Empreendimentos e Participacoes	25,989,444	41,242
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,863,822	40,833
	Embraer SA	4,615,032	38,123
	All America Latina Logistica SA	8,567,447	37,301
	Amil Participacoes SA	2,330,972	36,544
	M Dias Branco SA	914,525	36,285
	Cia Energetica de Sao Paulo Prior Pfd.	3,652,516	36,244
	CPFL Energia SA	3,499,067	35,670
	MRV Engenharia e Participacoes SA	6,149,096	35,202
	Grupo BTG Pactual	1,949,362	33,528
	Duratex SA	4,720,926	32,811
	Oi SA Prior Pfd.	7,895,649	31,918
	Cia Energetica de Minas Gerais Prior Pfd.	2,864,989	31,076
	Cia Paranaense de Energia ADR	1,868,212	30,190
	EDP - Energias do Brasil SA	4,631,718	28,353
*	Arteris SA	2,673,116	27,800
	Tim Participacoes SA ADR	1,247,788	27,451
	EcoRodovias Infraestrutura e Logistica SA	3,089,804	27,339
	Cia de Saneamento Basico do Estado de Sao Paulo	571,258	25,732
	Porto Seguro SA	2,121,830	25,466
	Oi SA	4,946,637	25,213
	Cia Siderurgica Nacional SA	3,981,380	21,493
	CPFL Energia SA ADR	1,018,968	21,103
	Multiplus SA	961,922	20,675
	AES Tiete SA Prior Pfd.	1,933,866	20,151
	Sul America SA	2,010,305	18,797
	Lojas Americanas SA	2,206,384	18,758
	Gerdau SA	2,349,580	18,123
	Centrais Eletricas Brasileiras SA Prior Pfd.	2,782,051	17,659
	Centrais Eletricas Brasileiras SA	4,588,582	16,406
	Braskem SA ADR	1,061,254	16,131
	Cia Energetica de Minas Gerais	1,414,400	15,292
*	MPX Energia SA	2,996,315	14,851
	Marisa Lojas SA	867,284	14,263
	Braskem SA Prior Pfd.	1,797,378	13,548
	Centrais Eletricas Brasileiras SA ADR Pfd. Class B	2,075,419	13,117
	Light SA	1,243,370	12,787
	Usinas Siderurgicas de Minas Gerais SA	2,142,492	11,996
	AES Tiete SA	1,120,800	10,486
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	573,495	10,080
	Guararapes Confeccoes SA	145,940	7,988
	Cia de Gas de Sao Paulo Prior Pfd. Class A	232,396	6,745
	Cia Paranaense de Energia Prior Pfd.	347,308	5,686
*,^ Fibria Celulose SA ADR		429,806	5,304

Oi SA ADR	625,137	3,144
Centrais Eletricas Brasileiras SA ADR	623,224	2,212
		10,591,237
Chile (1.9%)
Cencosud SA	20,060,566	124,620
Empresas COPEC SA	7,426,270	115,023
SACI Falabella	9,693,047	112,654
Empresas CMPC SA	27,057,763	104,867
Latam Airlines Group SA (Santiago Shares)	4,200,976	103,843
Banco de Chile	601,849,173	100,117
Empresa Nacional de Electricidad SA ADR	1,623,650	83,797
Sociedad Quimica y Minera de Chile SA ADR	1,387,015	78,838
Enersis SA ADR	3,693,551	72,578
Banco Santander Chile ADR	2,154,183	65,056
Banco de Credito e Inversiones	809,158	63,191
CAP SA	1,498,058	55,377
ENTEL Chile SA	2,341,614	50,747
* Colbun SA	134,236,892	42,339
Aguas Andinas SA Class A	57,636,684	42,330
Cia Cervecerias Unidas SA	2,458,961	39,774
Corpbanca SA	2,444,134,145	35,161
AES Gener SA	49,919,722	34,292
Enersis SA	80,980,956	32,257
Empresa Nacional de Electricidad SA	18,114,063	31,377
Banco Santander Chile	354,056,513	26,962
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	443,545	25,274
Embotelladora Andina SA Prior Pfd.	3,745,883	24,702
* Latam Airlines Group SA	739,267	18,005
Sociedad Matriz Banco de Chile Class B	38,894,405	15,762
Latam Airlines Group SA ADR	536,644	13,142
* Banco de Chile - T	15,247,490	2,333
* Corpbanca SA Rights Exp. 02/14/2013	321,242,479	360
Vina Concha y Toro SA	28,707	58
		1,514,836
China (18.6%)
China Construction Bank Corp.	1,442,564,913	1,244,402
China Mobile Ltd.	105,877,567	1,157,687
Industrial & Commercial Bank of China Ltd.	1,440,842,003	1,085,112
Bank of China Ltd.	1,505,265,177	741,667
CNOOC Ltd.	333,579,252	686,468
Tencent Holdings Ltd.	18,817,472	657,235
PetroChina Co. Ltd.	421,996,479	598,421
China Life Insurance Co. Ltd.	148,829,470	496,709
China Petroleum & Chemical Corp.	334,328,440	405,638
Ping An Insurance Group Co. of China Ltd.	37,871,488	339,789
China Shenhua Energy Co. Ltd.	67,703,925	291,135
China Overseas Land & Investment Ltd.	80,981,276	251,165
Agricultural Bank of China Ltd.	457,326,065	249,040
Belle International Holdings Ltd.	104,063,500	231,451
China Merchants Bank Co. Ltd.	79,232,002	189,929
China Telecom Corp. Ltd.	317,831,683	173,107
China Pacific Insurance Group Co. Ltd.	44,042,994	172,116
China Minsheng Banking Corp. Ltd.	107,474,868	154,314
Hengan International Group Co. Ltd.	14,921,900	149,680
China Unicom Hong Kong Ltd.	89,990,248	144,003
Bank of Communications Co. Ltd.	156,566,345	132,918

^	Lenovo Group Ltd.	119,616,109	124,593
	Kunlun Energy Co. Ltd.	56,201,230	116,805
	China Resources Land Ltd.	36,059,200	109,813
	China Resources Power Holdings Co. Ltd.	38,479,048	106,467
	China CITIC Bank Corp. Ltd.	148,040,719	100,995
^	Anhui Conch Cement Co. Ltd.	24,688,452	96,932
	Dongfeng Motor Group Co. Ltd.	58,366,744	95,533
	China Coal Energy Co. Ltd.	83,882,800	93,562
^	China National Building Material Co. Ltd.	57,762,960	92,192
	China Communications Construction Co. Ltd.	90,238,504	91,738
	China Resources Enterprise Ltd.	24,413,860	87,536
	PICC Property & Casualty Co. Ltd.	54,504,506	82,999
	Great Wall Motor Co. Ltd.	20,394,500	82,915
	China Merchants Holdings International Co. Ltd.	22,726,610	80,553
	Jiangxi Copper Co. Ltd.	28,357,898	76,990
	ENN Energy Holdings Ltd.	15,340,400	73,490
*	Brilliance China Automotive Holdings Ltd.	54,376,700	73,001
	China Oilfield Services Ltd.	31,643,800	68,513
	Yanzhou Coal Mining Co. Ltd.	40,151,320	68,416
	Huaneng Power International Inc.	66,216,978	68,252
	Inner Mongolia Yitai Coal Co. Ltd. Class B	11,475,566	66,857
	Beijing Enterprises Holdings Ltd.	9,067,000	65,373
	Shimao Property Holdings Ltd.	27,552,457	60,926
	China Vanke Co. Ltd. Class B	25,753,957	56,231
	COSCO Pacific Ltd.	32,619,788	52,936
^	CITIC Securities Co. Ltd.	19,289,200	51,498
	Sinopharm Group Co. Ltd.	16,222,500	49,688
^	Evergrande Real Estate Group Ltd.	89,861,785	47,483
	Sino-Ocean Land Holdings Ltd.	58,830,802	46,993
	China Gas Holdings Ltd.	53,905,900	46,878
^	Geely Automobile Holdings Ltd.	88,457,300	46,211
*	Haitong Securities Co. Ltd.	26,543,600	45,307
^	Zijin Mining Group Co. Ltd.	117,559,680	45,275
	China State Construction International Holdings Ltd.	34,396,872	45,157
*,^,2 People's Insurance Co. Group of China Ltd.		74,742,000	44,428
	China Railway Group Ltd.	77,657,408	44,287
^	GCL-Poly Energy Holdings Ltd.	160,996,000	43,999
	Tsingtao Brewery Co. Ltd.	7,374,000	42,622
^	China Railway Construction Corp. Ltd.	38,854,765	42,010
^	CITIC Pacific Ltd.	25,305,674	40,703
	Agile Property Holdings Ltd.	28,502,345	40,440
^	Weichai Power Co. Ltd.	9,678,820	39,940
	Kingboard Chemical Holdings Ltd.	12,029,726	39,699
	China Longyuan Power Group Corp.	45,511,800	38,141
*,^	Aluminum Corp. of China Ltd.	79,357,220	38,117
*,^	Byd Co. Ltd.	11,305,255	37,806
	Country Garden Holdings Co. Ltd.	70,464,662	37,545
	Longfor Properties Co. Ltd.	19,962,080	37,439
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	27,320,979	37,186
	Guangzhou Automobile Group Co. Ltd.	44,110,584	36,932
	Guangdong Investment Ltd.	44,408,080	36,865
	Shanghai Industrial Holdings Ltd.	10,343,445	36,738
*	China Taiping Insurance Holdings Co. Ltd.	17,053,107	35,989
	Shandong Weigao Group Medical Polymer Co. Ltd.	35,601,800	34,390
	Yuexiu Property Co. Ltd.	96,027,300	34,316
^	Guangzhou R&F Properties Co. Ltd.	18,723,700	33,984
	China Everbright Ltd.	17,950,010	33,831

^	CSR Corp. Ltd.	40,431,377	33,326
	Air China Ltd.	38,834,748	33,305
^	Chongqing Rural Commercial Bank	55,345,461	32,923
*,^	Poly Property Group Co. Ltd.	41,898,900	32,155
	China Resources Gas Group Ltd.	14,382,100	31,928
	Greentown China Holdings Ltd.	15,171,500	31,183
^	Golden Eagle Retail Group Ltd.	14,182,000	30,546
	China Communications Services Corp. Ltd.	48,581,973	29,560
^	SOHO China Ltd.	31,030,506	27,931
	Zhaojin Mining Industry Co. Ltd.	18,255,000	27,473
^	New China Life Insurance Co. Ltd.	7,020,900	27,465
	Zhuzhou CSR Times Electric Co. Ltd.	8,552,000	27,404
	Zhejiang Expressway Co. Ltd.	30,048,704	26,692
	Datang International Power Generation Co. Ltd.	60,524,568	26,588
	Nine Dragons Paper Holdings Ltd.	30,309,000	26,573
*,^	China COSCO Holdings Co. Ltd.	50,686,500	26,344
*	Haier Electronics Group Co. Ltd.	15,501,000	25,843
	Jiangsu Expressway Co. Ltd.	24,882,139	25,656
	China Agri-Industries Holdings Ltd.	41,900,961	25,601
*	China International Marine Containers Group Co. Ltd.	11,991,098	25,512
	China BlueChemical Ltd.	35,019,405	25,160
	Franshion Properties China Ltd.	68,320,094	25,122
	Beijing Capital International Airport Co. Ltd.	29,752,564	24,773
	Shanghai Pharmaceuticals Holding Co. Ltd.	12,307,900	24,634
	Shanghai Electric Group Co. Ltd.	59,243,756	24,526
^	ZTE Corp.	12,615,528	24,425
^	China Resources Cement Holdings Ltd.	38,072,686	24,388
*,^	GOME Electrical Appliances Holding Ltd.	200,964,805	24,141
	Lee & Man Paper Manufacturing Ltd.	35,657,000	24,065
*,^	China Shipping Container Lines Co. Ltd.	73,589,618	22,577
*,^	Hopson Development Holdings Ltd.	10,876,000	22,363
	Shenzhen International Holdings Ltd.	158,827,500	21,112
	Far East Horizon Ltd.	27,518,010	20,955
*,^	China Yurun Food Group Ltd.	27,959,149	20,566
	Wumart Stores Inc.	10,136,000	20,239
^	China Southern Airlines Co. Ltd.	33,526,000	20,158
	Fosun International Ltd.	28,552,237	19,883
	BBMG Corp.	20,958,000	19,561
	Want Want China Holdings Ltd.	13,952,085	18,484
	Shenzhen Investment Ltd.	38,720,000	17,790
*,^	Angang Steel Co. Ltd.	23,758,374	17,593
	KWG Property Holding Ltd.	22,088,000	16,762
^	Anta Sports Products Ltd.	17,920,000	16,728
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	2,675,124	16,515
	Sinopec Shanghai Petrochemical Co. Ltd.	44,245,192	16,421
^	Zhongsheng Group Holdings Ltd.	10,462,000	15,651
^	China Shipping Development Co. Ltd.	28,210,021	15,543
	Chongqing Changan Automobile Co. Ltd. Class B	15,719,080	15,456
*,^	Renhe Commercial Holdings Co. Ltd.	170,842,000	14,984
	China Molybdenum Co. Ltd.	25,033,000	13,904
*,^	China Eastern Airlines Corp. Ltd.	30,052,000	13,691
	Bosideng International Holdings Ltd.	46,630,000	13,229
^	China Foods Ltd.	14,153,506	12,234
^	Dongfang Electric Corp. Ltd.	6,275,630	12,165
	Harbin Electric Co. Ltd.	13,236,000	11,987
*,^	Maanshan Iron & Steel	33,246,000	10,333
	CSG Holding Co. Ltd. Class B	10,958,509	10,256

	Kingboard Laminates Holdings Ltd.	20,234,000	10,173
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,829,822	10,142
^	Guangzhou Pharmaceutical Co. Ltd.	4,310,000	9,992
	China Merchants Property Development Co. Ltd. Class B	2,696,568	9,966
*,^	Metallurgical Corp. of China Ltd.	47,099,000	9,903
^	Sun Art Retail Group Ltd.	6,606,265	9,608
	Guangdong Electric Power Development Co. Ltd. Class B	12,588,537	9,527
*	China Zhongwang Holdings Ltd.	24,699,181	9,401
	Guangshen Railway Co. Ltd.	20,822,000	9,014
	Sinofert Holdings Ltd.	34,596,000	8,611
	Parkson Retail Group Ltd.	10,932,279	8,432
^	Sany Heavy Equipment International Holdings Co. Ltd.	17,451,000	8,282
*,^	Huadian Power International Co.	18,696,000	7,900
	Anhui Gujing Distillery Co. Ltd. Class B	2,270,415	7,815
	Weifu High-Technology Group Co. Ltd. Class B	1,914,802	7,451
	Travelsky Technology Ltd.	11,857,000	7,324
^	China National Materials Co. Ltd.	22,524,000	7,085
	Sinotruk Hong Kong Ltd.	9,162,000	6,137
^	Sinopec Yizheng Chemical Fibre Co. Ltd.	24,612,000	6,127
^	Lianhua Supermarket Holdings Co. Ltd.	5,793,000	5,670
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	4,985,439	5,428
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	12,518,700	5,133
*	CITIC Resources Holdings Ltd.	21,922,000	3,479
*	BOE Technology Group Co. Ltd. Class B	14,252,400	3,235
	Tingyi Cayman Islands Holding Corp.	1,070,734	3,008
	Sichuan Expressway Co. Ltd.	7,658,000	2,776
	Dazhong Transportation Group Co. Ltd. Class B	4,423,700	2,717
	Anhui Expressway Co.	3,774,000	2,384
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	2,062,597	2,168
	Shenzhen Expressway Co. Ltd.	4,742,000	1,987
^	Xinjiang Goldwind Science & Technology Co. Ltd.	4,165,000	1,948
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	907,200	1,476
	Shanghai Friendship Group Inc. Ltd. Class B	1,049,716	1,467
	Shandong Chenming Paper Holdings Ltd. Class B	2,746,762	1,280
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,021,187	1,213
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	536,100	978
	Sinotrans Ltd.	4,536,000	824
	Jiangling Motors Corp. Ltd. Class B	311,088	813
	Bengang Steel Plates Co. Class B	2,033,100	808
	Shandong Chenming Paper Holdings Ltd.	1,716,500	678
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,040,900	568
*	Guangzhou Shipyard International Co. Ltd.	674,000	565
*	Shanghai Haixin Group Co. Class B	1,222,200	550
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,374,000	425
	Foshan Electrical and Lighting Co. Ltd. Class B	537,700	415
	Double Coin Holdings Ltd. Class B	529,500	408
	Beijing North Star Co. Ltd.	1,424,000	404
*	Huadian Energy Co. Ltd. Class B	1,237,800	366
	Dah Chong Hong Holdings Ltd.	268,000	310
*	Jinzhou Port Co. Ltd. Class B	748,500	308
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	325,700	302
	Daphne International Holdings Ltd.	1,000	1
			14,436,865
Colombia (1.2%)
	Bancolombia SA ADR	4,417,771	307,079
	Ecopetrol SA ADR	2,787,799	176,468
	Ecopetrol SA	30,276,685	96,351

Grupo de Inversiones Suramericana SA	4,357,268	92,525
Almacenes Exito SA	3,853,882	72,067
Grupo de Inversiones Suramericana SA Prior Pfd.	1,760,180	38,071
Interconexion Electrica SA ESP	5,767,501	32,453
Cementos Argos SA	4,202,376	25,895
Corp Financiera Colombiana SA	1,097,689	21,640
Grupo Aval Acciones y Valores Prior Pfd.	20,790,471	14,696
Isagen SA ESP	9,074,758	12,523
Grupo Argos SA Prior Pfd.	712,226	9,106
Bancolombia SA Prior Pfd.	59,020	1,036
		899,910
Czech Republic (0.3%)
CEZ AS	3,264,674	105,873
Komercni Banka AS	311,020	62,971
Telefonica Czech Republic AS	2,098,426	36,313
		205,157
Egypt (0.2%)
* Orascom Construction Industries GDR	1,816,963	67,838
* Orascom Telecom Holding SAE GDR	9,564,944	31,144
Commercial International Bank Egypt SAE	3,906,142	20,609
Telecom Egypt Co.	1,443,930	3,119
Egyptian Kuwaiti Holding Co. SAE	2,456,711	3,098
* Talaat Moustafa Group	4,208,215	2,652
National Societe Generale Bank SAE	483,998	2,626
* Egyptian Financial Group-Hermes Holding	1,335,097	2,151
		133,237
Hungary (0.3%)
OTP Bank plc	4,993,542	107,384
MOL Hungarian Oil and Gas plc	864,044	74,388
Richter Gedeon Nyrt	285,429	49,155
Magyar Telekom Telecommunications plc	10,270,947	19,396
		250,323
India (7.8%)
Reliance Industries Ltd.	31,728,047	528,939
Infosys Ltd.	9,482,487	498,022
Housing Development Finance Corp.	23,632,191	349,620
Oil & Natural Gas Corp. Ltd.	40,621,508	259,427
ICICI Bank Ltd.	11,010,535	245,883
Tata Consultancy Services Ltd.	9,395,059	237,520
ITC Ltd.	37,357,867	216,054
HDFC Bank Ltd. ADR	4,157,262	167,205
Bharti Airtel Ltd.	24,064,558	153,651
HDFC Bank Ltd.	10,955,523	132,585
State Bank of India	2,577,394	118,157
Axis Bank Ltd.	4,148,346	117,427
Tata Motors Ltd.	18,651,508	103,770
Hindustan Unilever Ltd.	11,597,585	103,289
Sun Pharmaceutical Industries Ltd.	7,600,877	102,665
Mahindra & Mahindra Ltd.	6,128,727	102,504
Larsen & Toubro Ltd.	2,914,188	84,530
Coal India Ltd.	12,529,816	83,258
Kotak Mahindra Bank Ltd.	5,472,271	70,001
IDFC Ltd.	21,806,706	69,554
NTPC Ltd.	22,874,793	67,621
Jindal Steel & Power Ltd.	7,416,737	58,638
Wipro Ltd. ADR	5,872,902	55,616

Hero Motocorp Ltd.	1,588,210	54,377
Cairn India Ltd.	8,858,544	53,846
Cipla Ltd.	6,989,391	53,453
Bajaj Auto Ltd.	1,380,884	52,648
United Spirits Ltd.	1,537,492	52,138
HCL Technologies Ltd.	4,020,591	52,077
Bharat Heavy Electricals Ltd.	11,733,041	50,251
Ultratech Cement Ltd.	1,402,368	50,159
Ambuja Cements Ltd.	12,482,145	47,856
Asian Paints Ltd.	564,307	47,749
Power Grid Corp. of India Ltd.	21,742,036	45,060
Dr Reddy's Laboratories Ltd. ADR	1,202,783	43,228
Sterlite Industries India Ltd.	19,727,380	42,091
Zee Entertainment Enterprises Ltd.	9,705,227	42,004
Maruti Suzuki India Ltd.	1,386,827	41,259
IndusInd Bank Ltd.	4,905,495	40,198
GAIL India Ltd.	5,811,966	37,387
JSW Steel Ltd.	2,173,833	36,087
Shriram Transport Finance Co. Ltd.	2,364,149	35,094
Yes Bank Ltd.	3,481,813	34,195
DLF Ltd.	6,508,341	33,962
Tata Steel Ltd.	4,448,317	33,860
Tata Power Co. Ltd.	17,647,222	33,543
Lupin Ltd.	2,873,226	32,656
* Idea Cellular Ltd.	15,366,179	32,653
Wipro Ltd.	4,162,487	32,208
Hindalco Industries Ltd.	14,608,487	31,912
Jaiprakash Associates Ltd.	19,471,727	31,863
* Satyam Computer Services Ltd.	14,002,981	31,446
Godrej Consumer Products Ltd.	2,321,914	31,123
Rural Electrification Corp. Ltd.	6,613,641	29,998
Bharat Petroleum Corp. Ltd.	3,626,134	28,003
Sesa Goa Ltd.	7,709,507	27,038
Bank of Baroda	1,634,930	26,677
ACC Ltd.	1,053,941	26,223
Power Finance Corp. Ltd.	6,284,059	24,918
Reliance Infrastructure Ltd.	2,557,086	24,785
Adani Enterprises Ltd.	5,236,082	24,644
Indiabulls Financial Services Ltd.	3,877,377	23,829
Titan Industries Ltd.	4,341,967	22,808
* Ranbaxy Laboratories Ltd.	2,613,183	22,000
NMDC Ltd.	7,538,025	21,887
Indian Oil Corp. Ltd.	3,512,435	21,598
Adani Ports and Special Economic Zone	7,559,994	21,389
Reliance Capital Ltd.	2,387,591	21,324
Steel Authority of India Ltd.	12,290,258	20,018
Dabur India Ltd.	7,988,627	19,920
* Unitech Ltd.	28,359,418	19,602
Siemens Ltd.	1,582,986	19,547
Glenmark Pharmaceuticals Ltd.	2,050,997	19,379
Reliance Communications Ltd.	12,268,211	19,099
* Reliance Power Ltd.	10,769,059	18,674
United Breweries Ltd.	1,275,831	17,504
NHPC Ltd.	31,891,330	17,412
Colgate-Palmolive India Ltd.	647,448	16,460
Nestle India Ltd.	181,205	16,175
* Oracle Financial Services Software Ltd.	266,332	15,977

Aditya Birla Nuvo Ltd.	739,045	15,765
Divi's Laboratories Ltd.	768,433	15,183
Dr Reddy's Laboratories Ltd.	418,584	15,066
Piramal Enterprises Ltd.	1,347,498	14,377
Canara Bank	1,576,219	14,267
Sun TV Network Ltd.	1,563,497	13,897
Bank of India	2,091,468	13,875
Punjab National Bank	788,499	13,519
Hindustan Zinc Ltd.	4,609,781	11,116
Union Bank of India	2,093,492	10,022
* Bharti Infratel Ltd.	2,562,223	9,839
JSW Energy Ltd.	7,293,963	9,760
Hindustan Petroleum Corp. Ltd.	1,540,869	9,512
* Adani Power Ltd.	8,164,057	9,378
Exide Industries Ltd.	3,859,778	8,894
Grasim Industries Ltd.	154,774	8,746
IDBI Bank Ltd.	4,250,862	8,595
* Suzlon Energy Ltd.	16,558,399	7,652
Oil India Ltd.	735,193	7,452
Tata Chemicals Ltd.	1,083,401	7,286
* GMR Infrastructure Ltd.	20,271,407	7,197
Bharat Forge Ltd.	1,629,234	7,042
Godrej Industries Ltd.	1,154,832	6,612
Oriental Bank of Commerce	1,038,833	6,545
ICICI Bank Ltd. ADR	138,657	6,351
Ashok Leyland Ltd.	12,600,202	5,783
Crompton Greaves Ltd.	2,832,811	5,697
* Wockhardt Ltd.	167,689	5,502
Cadila Healthcare Ltd.	316,206	5,137
Tata Communications Ltd.	1,123,636	4,917
Cummins India Ltd.	482,281	4,437
Castrol India Ltd.	762,585	4,346
State Bank of India GDR	43,236	4,064
Bajaj Holdings and Investment Ltd.	198,724	3,617
* Essar Oil Ltd.	2,101,093	3,396
Container Corp. Of India	186,108	3,268
Shree Cement Ltd.	38,810	3,256
Corp Bank	350,031	3,009
Torrent Power Ltd.	909,269	2,882
Mphasis Ltd.	401,797	2,821
ABB Ltd.	208,836	2,548
GlaxoSmithKline Pharmaceuticals Ltd.	57,885	2,230
Bharat Electronics Ltd.	81,698	1,953
Mangalore Refinery & Petrochemicals Ltd.	1,380,281	1,660
Great Eastern Shipping Co. Ltd.	185,148	851
		6,078,529
Indonesia (2.6%)
Astra International Tbk PT	397,552,000	300,160
Bank Central Asia Tbk PT	239,823,324	237,611
Telekomunikasi Indonesia Persero Tbk PT	199,417,181	199,727
Bank Mandiri Persero Tbk PT	185,921,780	172,846
Bank Rakyat Indonesia Persero Tbk PT	208,349,400	170,154
Perusahaan Gas Negara Persero Tbk PT	221,384,104	106,282
Semen Indonesia Persero Tbk PT	60,202,504	97,428
United Tractors Tbk PT	29,630,101	60,241
Indocement Tunggal Prakarsa Tbk PT	26,453,631	59,078
Gudang Garam Tbk PT	11,020,380	58,677

Unilever Indonesia Tbk PT	24,802,030	56,170
Bank Negara Indonesia Persero Tbk PT	139,340,361	56,168
Indofood Sukses Makmur Tbk PT	90,027,796	55,766
Charoen Pokphand Indonesia Tbk PT	139,150,725	55,504
Adaro Energy Tbk PT	296,112,780	50,184
Kalbe Farma Tbk PT	447,140,990	50,001
Bank Danamon Indonesia Tbk PT	61,580,024	38,560
Indo Tambangraya Megah Tbk PT	8,120,800	34,570
Tambang Batubara Bukit Asam Persero Tbk PT	16,952,325	27,021
Jasa Marga Persero Tbk PT	42,134,500	23,783
Bumi Resources Tbk PT	324,200,414	22,642
Indosat Tbk PT	30,531,773	21,335
XL Axiata Tbk PT	33,476,224	17,202
Global Mediacom Tbk PT	75,036,389	16,768
Media Nusantara Citra Tbk PT	60,049,750	14,659
Astra Agro Lestari Tbk PT	7,228,680	13,993
Vale Indonesia Tbk PT	39,358,625	11,108
Indofood CBP Sukses Makmur Tbk PT	11,888,000	9,777
Holcim Indonesia Tbk PT	25,391,000	8,089
Aneka Tambang Persero Tbk PT	47,081,500	6,579
* Tower Bersama Infrastructure Tbk PT	6,626,500	4,013
		2,056,096
Malaysia (3.7%)
Malayan Banking Bhd.	82,466,888	235,684
CIMB Group Holdings Bhd.	94,660,048	219,652
Sime Darby Bhd.	72,579,313	217,327
Axiata Group Bhd.	98,840,994	200,436
Genting Bhd.	43,969,690	134,413
DiGi.Com Bhd.	78,971,550	125,057
IOI Corp. Bhd.	73,015,678	116,805
Petronas Chemicals Group Bhd.	57,130,722	109,419
Public Bank Bhd. (Foreign)	21,278,647	106,285
Maxis Bhd.	48,620,050	99,692
Petronas Gas Bhd.	15,077,296	90,115
Kuala Lumpur Kepong Bhd.	10,591,812	73,982
AMMB Holdings Bhd.	34,761,258	71,168
Genting Malaysia Bhd.	58,552,190	69,174
Tenaga Nasional Bhd.	28,580,507	64,447
Felda Global Ventures Holdings Bhd.	38,738,657	57,104
YTL Corp. Bhd.	105,270,856	55,874
British American Tobacco Malaysia Bhd.	2,784,787	51,415
UMW Holdings Bhd.	13,141,220	51,355
Hong Leong Bank Bhd.	11,145,905	51,074
* Sapurakencana Petroleum Bhd.	53,529,525	50,325
Gamuda Bhd.	38,105,016	45,626
* IHH Healthcare Bhd.	42,974,476	45,538
Telekom Malaysia Bhd.	25,363,640	45,313
PPB Group Bhd.	11,108,408	44,527
IJM Corp. Bhd.	25,820,850	41,902
Petronas Dagangan Bhd.	5,616,900	41,206
AirAsia Bhd.	39,976,148	35,730
RHB Capital Bhd.	12,636,935	31,473
Alliance Financial Group Bhd.	22,085,317	30,354
Bumi Armada Bhd.	24,977,781	30,315
YTL Power International Bhd.	59,974,127	29,343
2 Astro Malaysia Holdings Bhd.	30,929,800	27,797
Berjaya Sports Toto Bhd.	18,865,495	26,423

* MISC Bhd.	17,971,390	25,734
Lafarge Malayan Cement Bhd.	8,386,820	25,080
* UEM Land Holdings Bhd.	28,111,400	19,909
Hong Leong Financial Group Bhd.	4,025,800	17,830
Parkson Holdings Bhd.	10,954,823	17,041
Malaysia Marine and Heavy Engineering Holdings Bhd.	9,416,435	12,776
MMC Corp. Bhd.	14,950,000	11,729
SP Setia Bhd.	8,958,324	9,028
Malaysia Airports Holdings Bhd.	4,338,100	7,696
Genting Plantations Bhd.	2,869,300	7,606
		2,880,779
Mexico (5.2%)
America Movil SAB de CV	748,847,760	940,580
Fomento Economico Mexicano SAB de CV	42,935,602	463,611
Wal-Mart de Mexico SAB de CV	112,359,515	364,263
Grupo Televisa SAB	51,094,170	286,281
Grupo Mexico SAB de CV Class B	76,463,654	284,936
Grupo Financiero Banorte SAB de CV	37,520,024	258,709
* Cemex SAB de CV	213,813,655	233,243
Alfa SAB de CV Class A	57,641,769	138,408
Coca-Cola Femsa SAB de CV	7,681,370	121,553
Industrias Penoles SAB de CV	2,464,611	121,058
Mexichem SAB de CV	20,880,905	118,113
Grupo Financiero Inbursa SAB de CV	35,278,291	98,860
Grupo Financiero Santander Mexico SAB de CV Class B	30,320,545	93,623
Grupo Bimbo SAB de CV Class A	35,195,609	91,016
Grupo Modelo SAB de CV	9,498,150	80,821
Grupo Carso SAB de CV	10,527,330	51,111
Kimberly-Clark de Mexico SAB de CV Class A	17,040,470	47,699
* Minera Frisco SAB de CV	11,104,407	47,650
Arca Continental SAB de CV	6,127,306	46,726
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,815,601	30,004
Grupo Elektra SAB DE CV	603,650	28,154
Grupo Aeroportuario del Sureste SAB de CV Class B	1,737,741	20,848
Organizacion Soriana SAB de CV Class B	4,825,224	18,683
El Puerto de Liverpool SAB de CV	1,528,490	16,940
* Alpek SA de CV	6,636,443	16,483
Compartamos SAB de CV	7,111,066	11,051
* Industrias CH SAB de CV Class B	1,042,556	8,589
		4,039,013
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	409,761	3,026
Managem	152	28
		3,054
Peru (0.5%)
Credicorp Ltd. (New York Shares)	829,467	130,002
Cia de Minas Buenaventura SA ADR	3,602,677	106,603
Credicorp Ltd.	357,268	55,691
Volcan Cia Minera SAA Class B	38,415,556	39,538
Cia de Minas Buenaventura SA	461,011	13,423
BBVA Banco Continental SA	3,332,635	9,155
Southern Copper Corp.	86,163	3,384
		357,796
Philippines (1.2%)
Philippine Long Distance Telephone Co.	1,701,510	117,177
SM Investments Corp.	4,943,200	115,598

	Ayala Land Inc.	111,753,929	79,660
	SM Prime Holdings Inc.	145,075,767	62,513
	Aboitiz Equity Ventures Inc.	42,837,140	58,544
	Bank of the Philippine Islands	23,281,566	57,318
	Ayala Corp.	4,003,037	55,966
*	BDO Unibank Inc.	28,723,451	54,311
	Metropolitan Bank & Trust	14,907,595	38,632
	San Miguel Corp.	13,701,806	37,845
	Alliance Global Group Inc.	80,023,034	37,206
	Universal Robina Corp.	17,107,970	36,795
	Aboitiz Power Corp.	35,878,526	33,616
	International Container Terminal Services Inc.	15,453,460	28,907
	Energy Development Corp.	147,226,753	25,898
	Manila Electric Co.	3,356,756	23,971
	Jollibee Foods Corp.	7,903,309	21,320
	DMCI Holdings Inc.	15,281,410	20,656
	Globe Telecom Inc.	744,198	19,678
*	Bloomberry Resorts Corp.	40,350,272	12,932
			938,543
Poland (1.5%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	16,993,661	189,988
^	KGHM Polska Miedz SA	2,670,975	163,440
	Powszechny Zaklad Ubezpieczen SA	1,136,271	149,761
^	Bank Pekao SA	2,291,333	112,699
*,^ Polski Koncern Naftowy Orlen SA		6,528,040	103,349
	PGE SA	15,213,311	83,904
*	Polskie Gornictwo Naftowe i Gazownictwo SA	36,418,011	64,835
	Telekomunikacja Polska SA	13,726,333	53,299
	Tauron Polska Energia SA	22,948,835	35,086
	Jastrzebska Spolka Weglowa SA	957,774	29,208
*,^ BRE Bank SA		261,214	27,344
	Bank Handlowy w Warszawie SA	653,326	20,238
	Synthos SA	10,473,191	17,776
*	Kernel Holding SA	607,649	13,655
*	Cyfrowy Polsat SA	2,362,751	12,806
*	Getin Noble Bank SA	19,125,108	12,080
	Asseco Poland SA	796,655	11,595
	Enea SA	1,941,775	9,599
	Eurocash SA	526,610	8,580
*	Bank Millennium SA	4,039,625	5,971
*	Grupa Lotos SA	299,245	3,876
*	ING Bank Slaski SA	114,098	3,267
			1,132,356
Russia (6.4%)
	Gazprom OAO ADR	90,983,447	856,882
	Sberbank of Russia	178,839,200	652,285
	Lukoil OAO ADR	9,379,816	632,476
	Magnit OJSC GDR	5,424,896	240,810
	Rosneft OAO GDR	24,982,475	219,318
	Gazprom OAO	44,712,183	211,464
	Uralkali OJSC	26,425,269	201,431
	Mobile Telesystems OJSC ADR	9,646,290	189,646
	Tatneft OAO ADR	4,025,182	185,398
	NovaTek OAO GDR	1,483,673	173,629
	Lukoil OAO	2,358,456	158,765
	MMC Norilsk Nickel OJSC ADR	7,602,113	151,444

Surgutneftegas OAO ADR	13,811,074	143,176
Sberbank of Russia ADR	9,259,865	136,614
Rostelecom OJSC	28,626,246	114,855
VTB Bank OJSC GDR	26,145,547	95,439
AK Transneft OAO Prior Pfd.	30,236	71,088
Sistema JSFC GDR	2,839,166	62,318
Federal Hydrogenerating Co. JSC	2,043,974,141	51,478
* MegaFon OAO GDR	1,673,871	45,211
Novolipetsk Steel OJSC GDR	1,714,122	36,399
MMC Norilsk Nickel OJSC	181,467	36,157
Tatneft OAO	4,769,732	35,254
* Federal Grid Co. Unified Energy System JSC	4,791,216,228	34,556
* Inter Rao Ues OAO	35,420,550,909	29,017
* IDGC Holding JSC	351,452,605	25,673
Severstal OAO GDR	1,950,713	24,332
LSR Group GDR	4,176,047	20,902
^ Mechel ADR	2,946,939	19,892
Severstal OAO	1,521,481	19,101
TMK OAO GDR	1,083,998	16,505
Rosneft OAO	1,756,511	15,636
E.ON Russia JSC	166,426,957	15,217
Polyus Gold OJSC	354,324	14,801
Aeroflot - Russian Airlines OJSC	7,293,440	13,008
* NOMOS-BANK GDR	915,886	12,733
Acron JSC	201,019	9,555
Phosagro OAO GDR	599,840	8,339
Magnitogorsk Iron & Steel Works	22,984,788	8,250
Surgutneftegas OAO	5,934,098	6,216
* Raspadskaya OAO	2,184,087	4,743
* Pharmstandard OJSC GDR	148,259	2,882
VTB Bank OJSC	683,560,475	1,270
Mosenergo OAO	22,712,291	1,173
Mobile Telesystems OJSC	95,358	810
NovaTek OAO	61,651	687
* Rostelecom OJSC ADR	27,263	663
Novolipetsk Steel OJSC	82,970	175
Mechel	9,605	64
		5,007,737
South Africa (7.6%)
MTN Group Ltd.	33,332,113	652,164
Naspers Ltd.	7,718,696	498,176
Sasol Ltd.	10,944,122	472,619
Standard Bank Group Ltd.	23,884,655	310,752
AngloGold Ashanti Ltd.	7,623,833	213,108
FirstRand Ltd.	57,905,495	208,773
Sanlam Ltd.	37,492,062	190,250
Impala Platinum Holdings Ltd.	10,262,457	186,008
Remgro Ltd.	9,543,741	173,900
Gold Fields Ltd.	14,586,084	169,041
Shoprite Holdings Ltd.	8,618,106	162,174
Aspen Pharmacare Holdings Ltd.	7,158,101	131,808
Bidvest Group Ltd.	5,348,035	127,670
ABSA Group Ltd.	6,439,229	123,261
Steinhoff International Holdings Ltd.	34,936,368	106,022
Truworths International Ltd.	9,133,049	103,788
Woolworths Holdings Ltd.	14,536,201	103,289
Kumba Iron Ore Ltd.	1,426,737	96,078

Tiger Brands Ltd.	2,793,607	91,891
Vodacom Group Ltd.	6,547,276	91,067
Growthpoint Properties Ltd.	32,068,712	90,438
Nedbank Group Ltd.	4,026,132	87,367
Imperial Holdings Ltd.	3,580,295	77,952
RMB Holdings Ltd.	14,437,746	69,245
Life Healthcare Group Holdings Ltd.	18,760,563	65,913
Mr Price Group Ltd.	4,760,241	65,707
Netcare Ltd.	26,077,265	57,141
Anglo American Platinum Ltd.	1,149,008	56,335
Exxaro Resources Ltd.	2,811,127	55,206
Foschini Group Ltd.	4,084,026	53,460
MMI Holdings Ltd.	20,127,126	52,046
African Bank Investments Ltd.	14,847,960	51,188
Harmony Gold Mining Co. Ltd.	7,933,776	51,128
Massmart Holdings Ltd.	2,216,931	45,259
Discovery Holdings Ltd.	6,094,821	45,076
Spar Group Ltd.	3,413,965	44,916
Redefine Properties Ltd.	39,979,976	42,804
Barloworld Ltd.	4,391,138	41,093
* Sappi Ltd.	10,884,827	38,098
PPC Ltd.	10,228,357	37,452
African Rainbow Minerals Ltd.	1,590,147	35,807
Investec Ltd.	4,854,789	35,079
Mediclinic International Ltd.	5,306,802	33,575
Assore Ltd.	650,925	32,383
Clicks Group Ltd.	4,716,401	31,611
AVI Ltd.	5,144,816	31,421
Liberty Holdings Ltd.	2,436,032	31,356
Reunert Ltd.	3,558,624	29,680
Aveng Ltd.	7,723,946	26,999
Pick n Pay Stores Ltd.	4,892,237	24,848
Nampak Ltd.	5,902,736	20,725
Northam Platinum Ltd.	4,415,518	18,090
RMI Holdings	5,959,205	15,246
* ArcelorMittal South Africa Ltd.	3,515,988	13,791
* Murray & Roberts Holdings Ltd.	4,407,938	12,609
Tongaat Hulett Ltd.	742,178	11,562
Brait SE	3,231,444	11,549
Capitec Bank Holdings Ltd.	529,978	11,354
Lewis Group Ltd.	1,445,756	10,807
Mondi Ltd.	902,275	10,730
Coronation Fund Managers Ltd.	2,040,874	10,034
Hyprop Investments Ltd.	1,062,792	8,507
Omnia Holdings Ltd.	504,461	8,111
Aeci Ltd.	806,649	7,679
Wilson Bayly Holmes-Ovcon Ltd.	440,500	7,639
DataTec Ltd.	1,450,605	7,571
Grindrod Ltd.	3,967,679	7,351
JD Group Ltd.	1,472,726	6,760
JSE Ltd.	873,183	6,674
Adcock Ingram Holdings Ltd.	996,574	6,394
Sun International Ltd.	512,567	5,874
Capital Property Fund	4,845,781	5,693
Fountainhead Property Trust	5,619,963	5,336
* Telkom SA SOC Ltd.	2,715,822	5,051
Santam Ltd.	204,211	4,416

* Royal Bafokeng Platinum Ltd.	455,658	2,971
Acucap Properties Ltd.	544,493	2,787
Illovo Sugar Ltd.	740,177	2,516
Pick'n Pay Holdings Ltd.	794,311	1,735
		5,901,984
South Korea (11.7%)
Samsung Electronics Co. Ltd. GDR	2,563,384	1,701,236
Samsung Electronics Co. Ltd.	495,847	659,692
Hyundai Motor Co.	2,535,320	477,430
Hyundai Mobis	1,105,658	289,549
POSCO ADR	3,406,288	277,476
Shinhan Financial Group Co. Ltd.	5,861,090	220,206
LG Chem Ltd.	733,684	205,289
Kia Motors Corp.	4,270,772	202,858
* SK Hynix Inc.	8,692,600	194,550
KB Financial Group Inc.	4,787,589	170,433
SK Innovation Co. Ltd.	1,025,837	161,660
NHN Corp.	681,702	150,763
Hyundai Heavy Industries Co. Ltd.	755,583	149,193
Hana Financial Group Inc.	4,093,800	146,591
KT&G Corp.	1,970,201	137,386
Samsung Fire & Marine Insurance Co. Ltd.	628,573	127,209
Samsung C&T Corp.	2,057,586	119,840
LG Electronics Inc.	1,808,756	119,761
POSCO	326,643	106,780
Samsung Life Insurance Co. Ltd.	1,064,448	102,652
Samsung Heavy Industries Co. Ltd.	2,920,733	102,630
* LG Display Co. Ltd.	3,817,356	102,509
LG Corp.	1,623,808	95,659
LG Household & Health Care Ltd.	156,193	87,025
Samsung Electro-Mechanics Co. Ltd.	983,716	82,878
E-Mart Co. Ltd.	355,125	78,876
Samsung SDI Co. Ltd.	581,369	76,086
* Korea Electric Power Corp. ADR	5,063,559	76,004
Hyundai Engineering & Construction Co. Ltd.	1,187,283	74,795
Hyundai Steel Co.	920,708	70,125
Samsung Engineering Co. Ltd.	488,387	69,712
* Shinhan Financial Group Co. Ltd. ADR	1,842,222	69,065
Woori Finance Holdings Co. Ltd.	5,851,202	68,797
SK Holdings Co. Ltd.	425,860	67,302
S-Oil Corp.	715,602	64,373
Cheil Industries Inc.	799,479	64,090
Lotte Shopping Co. Ltd.	181,114	61,974
Orion Corp.	65,697	61,407
GS Holdings	897,379	58,531
Lotte Chemical Corp.	243,085	56,409
Korea Zinc Co. Ltd.	152,807	53,881
Amorepacific Corp.	52,064	52,341
Samsung Securities Co. Ltd.	1,007,350	52,163
^ Celltrion Inc.	2,180,541	51,380
Kangwon Land Inc.	1,704,818	48,905
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,735,892	47,525
* Hankook Tire Co. Ltd.	1,147,699	47,200
* KB Financial Group Inc. ADR	1,318,733	46,578
Hyundai Glovis Co. Ltd.	231,360	43,094
^ OCI Co. Ltd.	274,741	42,267
^ CJ CheilJedang Corp.	123,718	42,150

	Coway Co. Ltd.	962,549	41,766
	Daelim Industrial Co. Ltd.	489,272	41,632
	BS Financial Group Inc.	3,075,745	40,663
	Hyundai Department Store Co. Ltd.	269,164	39,955
	SK C&C Co. Ltd.	401,670	38,157
	Hyundai Wia Corp.	270,677	36,533
	Samsung Techwin Co. Ltd.	671,580	35,527
*	Korea Electric Power Corp.	1,180,621	35,041
	Hyundai Marine & Fire Insurance Co. Ltd.	1,135,020	34,914
	NCSoft Corp.	270,749	34,307
	Industrial Bank of Korea	2,866,075	32,384
	Doosan Heavy Industries & Construction Co. Ltd.	746,972	31,946
*	Korea Exchange Bank	4,584,460	31,910
	Daewoo Securities Co. Ltd.	2,869,094	31,484
	Dongbu Insurance Co. Ltd.	732,922	31,446
	LG Uplus Corp.	4,097,158	30,633
	CJ Corp.	256,805	29,424
	DGB Financial Group Inc.	2,177,319	29,181
	Korea Investment Holdings Co. Ltd.	712,833	27,688
	GS Engineering & Construction Corp.	537,523	27,491
	Kumho Petro chemical Co. Ltd.	250,187	27,367
*,^ Doosan Infracore Co. Ltd.		1,846,720	27,321
*	Korean Air Lines Co. Ltd.	644,261	26,900
	Yuhan Corp.	156,875	26,432
	LS Corp.	312,089	26,225
	Samsung Card Co. Ltd.	790,685	26,004
	Korea Gas Corp.	421,114	25,793
	Hanwha Corp.	819,196	25,150
	Mando Corp.	226,251	25,142
	Shinsegae Co. Ltd.	122,631	24,778
	Hyosung Corp.	403,847	23,670
	Hanwha Chemical Corp.	1,266,430	22,399
	Daewoo International Corp.	653,297	22,320
	Hanwha Life Insurance Co. Ltd.	3,167,055	21,566
	Hyundai Development Co.	1,001,146	21,466
	Hyundai Mipo Dockyard	197,248	21,207
	Woori Investment & Securities Co. Ltd.	1,798,695	20,397
	KCC Corp.	74,654	19,948
	Lotte Confectionery Co. Ltd.	12,500	19,778
	AMOREPACIFIC Group	51,489	19,478
	Hyundai Hysco Co. Ltd.	557,400	19,292
	S1 Corp.	301,128	18,061
	SK Telecom Co. Ltd. ADR	1,014,024	17,188
	Hyundai Securities Co. Ltd.	2,027,751	16,516
*	Daewoo Engineering & Construction Co. Ltd.	1,880,481	15,635
	Doosan Corp.	131,677	15,538
*	Hyundai Merchant Marine Co. Ltd.	801,694	15,056
	Mirae Asset Securities Co. Ltd.	410,847	14,247
	SK Networks Co. Ltd.	1,734,255	12,818
	KT Corp.	367,896	12,382
	SK Telecom Co. Ltd.	68,244	10,494
	Hyundai Motor Co. 2nd Pfd.	129,255	8,868
	Dongkuk Steel Mill Co. Ltd.	710,672	8,518
*	KT Corp. ADR	408,312	6,917
			9,083,238
Taiwan (10.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	59,806,227	1,060,962

Taiwan Semiconductor Manufacturing Co. Ltd.	169,949,845	582,371
Hon Hai Precision Industry Co. Ltd.	201,536,314	577,002
MediaTek Inc.	24,594,921	269,386
Formosa Plastics Corp.	90,681,458	246,392
Nan Ya Plastics Corp.	110,433,439	224,665
China Steel Corp.	234,302,112	221,008
Formosa Chemicals & Fibre Corp.	80,476,164	218,716
^ Chunghwa Telecom Co. Ltd. ADR	5,298,904	169,406
Fubon Financial Holding Co. Ltd.	131,638,336	168,248
Asustek Computer Inc.	13,888,958	159,175
Cathay Financial Holding Co. Ltd.	133,794,280	149,168
Mega Financial Holding Co. Ltd.	177,700,101	145,536
HTC Corp.	14,555,925	143,553
Delta Electronics Inc.	39,579,245	143,396
Uni-President Enterprises Corp.	80,373,836	141,189
Chinatrust Financial Holding Co. Ltd.	215,842,664	123,700
Taiwan Mobile Co. Ltd.	32,695,796	116,335
Yuanta Financial Holding Co. Ltd.	187,225,712	101,535
Formosa Petrochemical Corp.	30,965,393	89,319
Quanta Computer Inc.	36,909,165	86,267
Far Eastern New Century Corp.	73,716,969	85,466
Taiwan Cement Corp.	62,492,877	84,552
TPK Holding Co. Ltd.	4,805,467	82,813
Cheng Shin Rubber Industry Co. Ltd.	31,205,812	81,548
Far EasTone Telecommunications Co. Ltd.	31,452,343	80,023
First Financial Holding Co. Ltd.	126,149,225	76,928
* China Development Financial Holding Corp.	262,464,649	72,590
Hua Nan Financial Holdings Co. Ltd.	121,211,117	70,005
Chunghwa Telecom Co. Ltd.	20,745,913	66,111
United Microelectronics Corp. ADR	33,598,951	65,854
* Innolux Corp.	120,480,724	62,737
President Chain Store Corp.	11,224,647	60,666
Catcher Technology Co. Ltd.	13,485,463	60,345
SinoPac Financial Holdings Co. Ltd.	136,062,112	59,938
Compal Electronics Inc.	81,765,629	59,465
Advanced Semiconductor Engineering Inc. ADR	14,860,311	59,293
Lite-On Technology Corp.	39,871,476	57,468
Asia Cement Corp.	43,358,253	55,192
Foxconn Technology Co. Ltd.	18,811,791	55,056
Taiwan Cooperative Financial Holding	95,967,743	53,492
Hotai Motor Co. Ltd.	6,420,000	51,240
Taishin Financial Holding Co. Ltd.	128,540,316	50,943
Largan Precision Co. Ltd.	1,946,135	50,925
E.Sun Financial Holding Co. Ltd.	88,735,937	50,828
Synnex Technology International Corp.	24,675,055	50,091
Wistron Corp.	40,879,390	47,372
* Acer Inc.	51,787,905	45,808
* Pegatron Corp.	31,251,897	41,429
MStar Semiconductor Inc.	5,431,629	41,330
Novatek Microelectronics Corp.	10,144,817	40,364
Siliconware Precision Industries Co. ADR	7,858,103	40,312
* AU Optronics Corp. ADR	9,854,272	39,220
Chang Hwa Commercial Bank	68,174,656	37,663
Taiwan Fertilizer Co. Ltd.	14,627,100	36,302
Advanced Semiconductor Engineering Inc.	44,422,717	35,855
* Shin Kong Financial Holding Co. Ltd.	123,217,375	34,779
Yulon Motor Co. Ltd.	18,235,584	33,846

Chicony Electronics Co. Ltd.	10,651,149	29,514
Giant Manufacturing Co. Ltd.	5,507,721	29,289
United Microelectronics Corp.	72,578,970	28,352
Epistar Corp.	14,721,732	28,002
Teco Electric and Machinery Co. Ltd.	33,407,000	27,793
Pou Chen Corp.	25,988,531	25,970
Unimicron Technology Corp.	25,281,754	25,287
Advantech Co. Ltd.	5,708,942	23,897
WPG Holdings Ltd.	17,623,192	23,746
* AU Optronics Corp.	58,049,669	23,614
* China Airlines Ltd.	51,512,050	22,618
* Eva Airways Corp.	33,445,580	21,432
* Walsin Lihwa Corp.	62,376,770	21,041
Macronix International	71,941,541	20,693
Realtek Semiconductor Corp.	8,989,457	20,144
Taiwan Glass Industry Corp.	20,256,551	19,862
Inventec Corp.	49,555,489	19,837
* Evergreen Marine Corp. Taiwan Ltd.	31,196,969	19,620
Siliconware Precision Industries Co.	18,727,860	19,563
* Taiwan Business Bank	60,016,129	18,286
Oriental Union Chemical Corp.	12,728,000	15,056
Feng Hsin Iron & Steel Co.	8,200,310	14,730
Formosa Taffeta Co. Ltd.	14,754,868	14,243
U-Ming Marine Transport Corp.	8,744,356	14,133
Cheng Uei Precision Industry Co. Ltd.	7,380,473	13,910
Capital Securities Corp.	34,624,422	13,503
* Yang Ming Marine Transport Corp.	26,167,195	12,645
Eternal Chemical Co. Ltd.	13,523,862	11,599
* Wan Hai Lines Ltd.	21,240,450	11,584
Transcend Information Inc.	4,075,981	11,143
China Motor Corp.	11,266,000	10,275
YFY Inc.	20,851,000	10,067
Vanguard International Semiconductor Corp.	13,786,000	10,019
TSRC Corp.	4,701,530	9,546
CTCI Corp.	4,121,000	7,898
* Compal Communications Inc.	5,828,000	6,273
Powertech Technology Inc.	3,995,261	6,017
Ruentex Industries Ltd.	2,180,105	5,545
Ton Yi Industrial Corp.	9,116,000	5,313
LITE-ON IT Corp.	5,393,000	5,239
Tung Ho Steel Enterprise Corp.	4,869,144	4,919
Cathay Real Estate Development Co. Ltd.	9,788,000	4,861
Nan Ya Printed Circuit Board Corp.	3,485,521	4,347
Clevo Co.	2,871,777	3,996
Far Eastern International Bank	9,859,000	3,996
* Yageo Corp.	12,930,000	3,803
Waterland Financial Holdings Co. Ltd.	11,003,000	3,718
Nan Kang Rubber Tire Co. Ltd.	3,052,727	3,580
LCY Chemical Corp.	2,284,336	3,030
Airtac International Group	514,000	3,006
Taiwan Secom Co. Ltd.	1,348,000	2,978
Richtek Technology Corp.	410,626	2,471
Farglory Land Development Co. Ltd.	1,121,688	2,066
* Inotera Memories Inc.	12,176,095	2,049
Tripod Technology Corp.	936,248	1,889
* President Securities Corp.	3,124,000	1,811
Kinsus Interconnect Technology Corp.	229,029	719

Standard Foods Corp.	249,000	696
Formosa International Hotels Corp.	55,489	679
Far Eastern Department Stores Co. Ltd.	666,075	661
Highwealth Construction Corp.	144,600	301
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		7,948,052
Thailand (2.7%)
Siam Commercial Bank PCL (Foreign)	29,061,757	174,513
PTT Exploration & Production PCL (Foreign)	27,609,806	154,235
CP ALL PCL (Foreign)	80,041,730	125,493
PTT PCL (Foreign)	8,606,737	98,718
Siam Cement PCL (Foreign)	5,917,417	91,818
Kasikornbank PCL (Foreign)	13,662,849	91,654
* PTT PCL	7,964,400	91,088
* Advanced Info Service PCL (Local)	12,471,900	87,921
* Kasikornbank PCL	12,816,700	85,343
* Bangkok Bank PCL (Local)	10,827,443	75,928
Advanced Info Service PCL (Foreign)	10,921,277	75,537
Shin Corp. PCL - NVDR	27,000,000	61,793
PTT Global Chemical PCL (Foreign)	20,151,407	54,061
Krung Thai Bank PCL (Foreign)	58,495,250	45,371
Bangkok Bank PCL (Foreign)	6,067,831	44,748
Charoen Pokphand Foods PCL	35,924,100	42,760
* Bank of Ayudhya PCL (Local)	37,899,575	42,255
* PTT Global Chemical PCL (Local)	13,807,100	37,041
Total Access Communication PCL	12,740,000	36,963
Charoen Pokphand Foods PCL (Foreign)	27,394,400	31,923
* Central Pattana PCL (Local)	11,153,164	31,877
* TMB Bank PCL	415,399,800	31,485
* Banpu PCL (Local)	2,271,150	29,569
* Airports of Thailand PCL	8,337,800	29,489
Thai Oil PCL (Foreign)	11,458,300	28,337
Bangkok Dusit Medical Services PCL	6,017,200	26,827
BEC World PCL (Foreign)	10,649,325	25,829
* Siam Makro PCL	1,690,000	25,306
* Big C Supercenter PCL - NVDR	3,304,500	23,827
* BEC World PCL	9,632,600	23,363
* Thai Union Frozen Products PCL	9,636,200	22,153
* Land and Houses PCL - NVDR	56,297,300	21,347
IRPC PCL (Foreign)	138,017,360	20,369
* Berli Jucker PCL	7,880,000	19,815
Indorama Ventures PCL (Foreign Shares)	19,164,164	16,869
Glow Energy PCL (Foreign)	6,297,555	16,675
* Electricity Generating PCL	2,917,400	14,962
* CP ALL PCL (Local)	9,254,500	14,510
* Thai Oil PCL	5,496,200	13,592
Bank of Ayudhya PCL (Foreign)	10,827,334	12,710
* IRPC PCL	71,876,800	10,608
* Indorama Ventures PCL	11,399,900	10,035
* Siam City Cement PCL (Local)	711,400	9,823
Ratchaburi Electricity Generating Holding PCL	4,794,600	9,732
* Thai Airways International PCL	11,544,500	8,943
* Siam Commercial Bank PCL (Local)	1,274,800	7,655
* Glow Energy PCL	2,586,200	6,848
* Total Access Communication PCL (Local)	2,006,500	5,822
Siam Cement PCL NVDR	376,300	5,602
* Delta Electronics Thailand PCL	4,123,200	4,906

Bank of Ayudhya PCL	4,000,000	4,460
* PTT Exploration and Production PCL (Local)	496,400	2,764
Big C Supercenter PCL	217,900	1,571
* Krung Thai Bank PCL	1,593,000	1,225
Shin Corp. PCL	334,000	764
* Land and Houses PCL	1,382,500	524
* Ratchaburi Electricity Generating Holding PCL (Local)	108,700	221
* Siam Cement PCL	11,600	173
		2,089,750
Turkey (2.0%)
Turkiye Garanti Bankasi AS	41,658,256	208,906
Akbank TAS	31,899,896	161,313
Turkiye Halk Bankasi AS	12,389,684	122,335
BIM Birlesik Magazalar AS	2,246,735	108,937
* Turkcell Iletisim Hizmetleri AS	15,689,539	98,051
Turkiye Is Bankasi	26,151,402	96,635
Haci Omer Sabanci Holding AS (Bearer)	16,706,540	96,276
Tupras Turkiye Petrol Rafinerileri AS	2,571,428	70,931
KOC Holding AS	13,026,739	67,974
Turkiye Vakiflar Bankasi Tao	20,447,376	59,751
* Yapi ve Kredi Bankasi AS	17,990,357	52,783
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,175,561	47,438
Turk Telekomunikasyon AS	10,867,790	45,574
* Turk Hava Yollari	12,140,742	45,101
Enka Insaat ve Sanayi AS	12,904,359	38,749
Arcelik AS	5,023,097	32,829
Coca-Cola Icecek AS	1,240,954	30,173
Eregli Demir ve Celik Fabrikalari TAS	19,905,327	28,302
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,571,012	23,995
Koza Altin Isletmeleri AS	823,787	20,276
Turkiye Sise ve Cam Fabrikalari AS	8,704,767	15,188
Tofas Turk Otomobil Fabrikasi AS	2,432,884	14,679
Ford Otomotiv Sanayi AS	1,192,990	13,569
* Koza Anadolu Metal Madencilik Isletmeleri AS	3,485,677	9,984
* Dogan Sirketler Grubu Holding AS	14,740,805	9,056
Yazicilar Holding AS Class A	659,000	6,539
		1,525,344
United Arab Emirates (0.2%)
* Emaar Properties PJSC	46,946,583	62,246
* DP World Ltd.	1,755,896	23,036
* First Gulf Bank PJSC	5,187,253	18,077
* Aldar Properties PJSC	27,960,428	10,886
* Dubai Financial Market	26,770,832	9,329
Arabtec Holding Co.	10,264,873	8,272
* Air Arabia PJSC	30,848,455	7,433
* Dana Gas PJSC	29,426,039	3,926
* Dubai Islamic Bank PJSC	6,280,307	3,830
		147,035
Total Common Stocks (Cost $67,359,878)		77,220,871

	Coupon
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.143%		1,443,173,000	1,443,173

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.095%-0.100%	4/3/13	11,000	10,997
[6,7] Federal Home Loan Bank Discount Notes	0.081%	3/20/13	10,000	9,998
7 Federal Home Loan Bank Discount Notes	0.090%	4/3/13	10,000	9,997
[5,6] Freddie Mac Discount Notes	0.140%	2/11/13	10,000	10,000
				40,992
Total Temporary Cash Investments (Cost $1,484,168)				1,484,165
Total Investments (101.3%) (Cost $68,844,046)				78,705,036
Other Assets and Liabilities-Net (-1.3%)[4]				(1,015,085)
Net Assets (100%)				77,689,951

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $726,161,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $72,225,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $785,154,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $26,120,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired

Emerging Markets Stock Index Fund

over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	17,402,792	—	—
Common Stocks—Other	2,410,875	57,407,204	—
Temporary Cash Investments	1,443,173	40,992	—
Futures Contracts—Assets[1]	1,650	—	—
Futures Contracts—Liabilities[1]	247	—	—
Total	21,258,737	57,448,196	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

V

Emerging Markets Stock Index Fund

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets	March 2013	3,567	191,155	274
MSCI Taiwan Index	February 2013	6,500	183,235	5,181
E-mini S&P 500 Index	March 2013	2,070	154,557	5,288

Unrealized appreciation (depreciation) on open MSCI Emerging Markets and E-mini S&P 500 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2013, the cost of investment securities for tax purposes was $68,876,158,000. Net unrealized appreciation of investment securities for tax purposes was $9,828,878,000, consisting of unrealized gains of $15,361,447,000 on securities that had risen in value since their purchase and $5,532,569,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (6.2%)
BHP Billiton Ltd.	2,988,405	117,541
Commonwealth Bank of Australia	1,498,455	100,808
Westpac Banking Corp.	2,858,670	83,630
Australia & New Zealand Banking Group Ltd.	2,509,465	69,698
National Australia Bank Ltd.	2,139,014	61,122
Woolworths Ltd.	1,141,264	37,180
Wesfarmers Ltd.	931,259	36,546
Rio Tinto Ltd.	404,828	28,116
CSL Ltd.	476,583	27,281
Westfield Group	2,147,807	25,065
Woodside Petroleum Ltd.	574,078	21,265
Telstra Corp. Ltd.	4,062,422	19,500
Newcrest Mining Ltd.	707,348	17,326
AMP Ltd.	2,683,593	14,897
QBE Insurance Group Ltd.	1,096,404	13,655
Suncorp Group Ltd.	1,196,349	13,259
Origin Energy Ltd.	1,004,775	13,200
Macquarie Group Ltd.	327,436	13,169
Brambles Ltd.	1,473,389	12,445
Santos Ltd.	898,395	11,223
Fortescue Metals Group Ltd.	2,189,547	10,740
Insurance Australia Group Ltd.	1,968,435	10,299
Amcor Ltd.	1,136,024	9,952
Oil Search Ltd.	1,253,914	9,575
Westfield Retail Trust	2,856,680	9,567
Orica Ltd.	334,075	8,934
Transurban Group	1,385,192	8,816
AGL Energy Ltd.	508,388	8,175
Coca-Cola Amatil Ltd.	547,194	7,897
Stockland	2,091,554	7,521
GPT Group	1,727,997	6,836
Goodman Group	1,394,067	6,539
Crown Ltd.	526,654	6,364
ASX Ltd.	166,724	6,091
WorleyParsons Ltd.	229,000	6,038
Wesfarmers Ltd. Price Protected Shares	149,140	6,033
Computershare Ltd.	542,812	5,936
Aurizon Holdings Ltd.	1,430,629	5,928
Lend Lease Group	520,715	5,629
Mirvac Group	3,272,670	5,432
Incitec Pivot Ltd.	1,581,808	5,334
Sonic Healthcare Ltd.	372,806	5,313
Asciano Ltd.	949,896	4,792
Cochlear Ltd.	56,362	4,744
Tatts Group Ltd.	1,341,835	4,554
Dexus Property Group	4,156,649	4,531
James Hardie Industries plc	424,900	4,515
APA Group	721,487	4,341
Ramsay Health Care Ltd.	129,298	3,983

	Toll Holdings Ltd.	717,741	3,957
	CFS Retail Property Trust Group	1,808,613	3,775
	Boral Ltd.	729,667	3,741
^	Iluka Resources Ltd.	365,954	3,710
	Leighton Holdings Ltd.	170,941	3,696
	Bendigo and Adelaide Bank Ltd.	363,197	3,494
	Metcash Ltd.	876,753	3,484
	ALS Ltd.	291,867	3,431
	Treasury Wine Estates Ltd.	546,485	2,712
	Alumina Ltd.	2,342,676	2,706
	Echo Entertainment Group Ltd.	713,838	2,674
	Tabcorp Holdings Ltd.	764,508	2,433
	Caltex Australia Ltd.	117,250	2,379
	Commonwealth Property Office Fund	2,012,073	2,331
	Bank of Queensland Ltd.	268,196	2,304
	Aristocrat Leisure Ltd.	586,974	2,270
	Whitehaven Coal Ltd.	645,761	2,216
	Sydney Airport	645,171	2,137
	Sims Metal Management Ltd.	218,265	2,125
	OZ Minerals Ltd.	285,680	2,072
^	Flight Centre Ltd.	64,555	2,047
	Ansell Ltd.	113,292	2,028
*	Qantas Airways Ltd.	1,237,473	1,978
	Perpetual Ltd.	46,650	1,891
	Challenger Ltd.	459,847	1,847
^	Harvey Norman Holdings Ltd.	883,148	1,809
	IOOF Holdings Ltd.	201,018	1,728
	SP AusNet	1,438,090	1,726
*	BlueScope Steel Ltd.	486,428	1,719
*	Downer EDI Ltd.	362,882	1,701
*	Goodman Fielder Ltd.	2,205,171	1,532
	Adelaide Brighton Ltd.	393,956	1,393
	Arrium Ltd.	1,357,326	1,356
	DuluxGroup Ltd.	304,148	1,308
	CSR Ltd.	593,585	1,252
*	Paladin Energy Ltd.	996,162	1,193
	Atlas Iron Ltd.	756,096	1,172
	GWA Group Ltd.	440,717	1,157
^,* Lynas Corp. Ltd.		1,651,832	1,105
	Envestra Ltd.	1,016,218	1,034
^	Platinum Asset Management Ltd.	194,805	983
	Nufarm Ltd.	161,974	942
	Australand Property Group	260,411	937
*	Shopping Centres Australasia Property Group	522,999	889
	New Hope Corp. Ltd.	199,489	885
*	Macquarie Atlas Roads Group	380,603	683
	Seven West Media Ltd.	250,773	550
*	Ten Network Holdings Ltd.	1,482,444	521
^,* Aquila Resources Ltd.		132,264	432
^	Fairfax Media Ltd.	576,354	325
*	Energy Resources of Australia Ltd.	146,975	213
*	Gunns Ltd.	649,105	108
*	BGP Holdings PLC	3,738,510	—
			1,027,426
Austria (0.2%)
*	Erste Group Bank AG	270,056	9,087
	OMV AG	159,942	6,589

Voestalpine AG	166,004	6,087
IMMOFINANZ AG	1,073,461	4,703
Andritz AG	67,745	4,457
Raiffeisen Bank International AG	60,624	2,723
Telekom Austria AG	330,620	2,451
Vienna Insurance Group AG Wiener Versicherung Gruppe	38,035	2,010
Verbund AG	63,697	1,357
Strabag SE	26,268	713
		40,177
Belgium (0.7%)
Anheuser-Busch InBev NV	739,403	65,059
Ageas	225,187	7,438
UCB SA	127,726	7,373
KBC Groep NV	182,602	7,188
Solvay SA Class A	41,509	6,522
Umicore SA	106,190	5,525
Groupe Bruxelles Lambert SA	66,079	5,515
Delhaize Group SA	99,776	4,734
Belgacom SA	147,835	4,510
Colruyt SA	69,385	3,365
Telenet Group Holding NV	52,428	2,471
NV Bekaert SA	34,871	1,049
Mobistar SA	27,900	766
^,* Dexia SA	749,208	41
		121,556
Brazil (3.2%)
Cia de Bebidas das Americas ADR	853,175	40,150
Itau Unibanco Holding SA ADR	2,051,149	35,341
Banco Bradesco SA ADR	1,894,974	34,830
Petroleo Brasileiro SA ADR Type A	1,850,490	33,475
Petroleo Brasileiro SA ADR	1,382,295	25,268
Vale SA Class B Pfd. ADR	1,281,440	24,668
Vale SA Class B ADR	902,678	18,207
BRF - Brasil Foods SA	760,911	16,713
Itausa - Investimentos Itau SA Prior Pfd.	2,746,624	13,903
Vale SA Prior Pfd.	712,646	13,850
Petroleo Brasileiro SA Prior Pfd.	1,521,584	13,815
Banco do Brasil SA	1,042,686	12,776
BM&FBovespa SA	1,807,129	12,650
Vale SA	621,139	12,558
CCR SA	1,208,608	12,472
Ultrapar Participacoes SA	372,637	8,995
Cia de Bebidas das Americas	174,906	7,908
Embraer SA ADR	222,365	7,331
Souza Cruz SA	418,472	6,924
Cielo SA	239,141	6,763
Petroleo Brasileiro SA	724,166	6,629
BR Malls Participacoes SA	416,113	5,387
Natura Cosmeticos SA	197,731	5,332
Gerdau SA ADR	573,833	5,067
Cia Siderurgica Nacional SA ADR	905,008	4,914
Cia de Bebidas das Americas Prior Pfd.	103,494	4,875
Banco Santander Brasil SA	660,139	4,857
Lojas Americanas SA Prior Pfd.	538,312	4,804
Cia de Saneamento Basico do Estado de Sao Paulo	103,939	4,682
Cia Energetica de Minas Gerais ADR	414,654	4,553

Lojas Renner SA	112,082	4,486
Tractebel Energia SA	241,708	4,296
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	84,242	4,022
Klabin SA Prior Pfd.	548,384	3,759
* Hypermarcas SA	428,433	3,701
Itau Unibanco Holding SA	211,900	3,566
Bradespar SA Prior Pfd.	210,168	3,260
Cosan SA Industria e Comercio	137,734	3,251
WEG SA	225,456	2,860
* JBS SA	744,574	2,853
Telefonica Brasil SA Prior Pfd.	108,300	2,735
Cia Hering	142,614	2,713
CETIP SA - Mercados Organizados	214,320	2,696
Oi SA ADR Pfd.	649,380	2,669
Telefonica Brasil SA ADR	105,430	2,655
Metalurgica Gerdau SA Prior Pfd. Class A	228,029	2,552
All America Latina Logistica SA	581,516	2,532
Gerdau SA Prior Pfd.	282,486	2,478
Cia Paranaense de Energia ADR	152,900	2,471
CPFL Energia SA	238,634	2,433
Cyrela Brazil Realty SA Empreendimentos e Participacoes	268,671	2,368
Localiza Rent a Car SA	125,413	2,305
* Fibria Celulose SA	184,300	2,258
* OGX Petroleo e Gas Participacoes SA	1,088,092	2,240
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	411,654	2,137
Braskem SA ADR	140,272	2,132
Multiplan Empreendimentos Imobiliarios SA	68,400	1,977
Amil Participacoes SA	119,900	1,880
PDG Realty SA Empreendimentos e Participacoes	1,155,400	1,833
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	37,913	1,788
Tim Participacoes SA ADR	81,069	1,784
MRV Engenharia e Participacoes SA	292,300	1,673
Centrais Eletricas Brasileiras SA	452,199	1,617
Oi SA Prior Pfd.	399,425	1,615
Duratex SA	228,980	1,591
Grupo BTG Pactual	88,589	1,524
Centrais Eletricas Brasileiras SA Prior Pfd.	225,876	1,434
Itau Unibanco Holding SA Prior Pfd.	81,720	1,410
Lojas Americanas SA	157,396	1,338
Cia Energetica de Sao Paulo Prior Pfd.	133,834	1,328
EDP - Energias do Brasil SA	205,100	1,255
EcoRodovias Infraestrutura e Logistica SA	140,900	1,247
Porto Seguro SA	103,512	1,242
AES Tiete SA Prior Pfd.	112,916	1,177
Cia Siderurgica Nacional SA	217,400	1,174
Oi SA	225,021	1,147
Gerdau SA	147,684	1,139
Sul America SA	110,688	1,035
Usinas Siderurgicas de Minas Gerais SA	161,520	904
Tim Participacoes SA	200,830	887
Embraer SA	101,400	838
Light SA	81,164	835
BRF - Brasil Foods SA ADR	36,002	799
Cia Energetica de Minas Gerais	61,202	662
* MPX Energia SA	127,329	631
* MMX Mineracao e Metalicos SA	301,637	513
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	29,200	513

AES Tiete SA	50,500	472
Cia Energetica de Minas Gerais Prior Pfd.	28,186	306
* OSX Brasil SA	65,000	294
Braskem SA Prior Pfd.	33,000	249
Oi SA ADR	46,556	234
Banco Bradesco SA Prior Pfd.	8,362	154
Cia Paranaense de Energia Prior Pfd.	4,200	69
		525,693
Canada (6.7%)
Royal Bank of Canada	1,339,581	83,432
Toronto-Dominion Bank	842,230	70,332
Bank of Nova Scotia	1,090,685	64,135
Suncor Energy Inc.	1,430,024	48,604
Canadian National Railway Co.	399,307	38,325
^ Bank of Montreal	597,781	37,752
Potash Corp. of Saskatchewan Inc.	792,259	33,656
Enbridge Inc.	744,307	32,723
Canadian Imperial Bank of Commerce	374,651	31,252
TransCanada Corp.	657,911	31,141
Canadian Natural Resources Ltd.	1,025,007	30,954
Barrick Gold Corp.	930,552	29,631
Goldcorp Inc.	755,754	26,619
Manulife Financial Corp.	1,694,513	24,465
Cenovus Energy Inc.	698,686	23,194
Brookfield Asset Management Inc. Class A	590,209	21,782
Teck Resources Ltd. Class B	543,884	19,822
Canadian Pacific Railway Ltd.	160,172	18,492
* Valeant Pharmaceuticals International Inc.	277,218	18,383
Sun Life Financial Inc.	554,512	16,178
Agrium Inc.	139,437	15,818
Imperial Oil Ltd.	318,725	13,997
Encana Corp.	701,167	13,554
Nexen Inc.	501,891	13,425
^ Crescent Point Energy Corp.	344,607	13,330
National Bank of Canada	153,455	12,204
Talisman Energy Inc.	971,711	12,139
Thomson Reuters Corp.	395,651	12,119
Silver Wheaton Corp.	341,248	11,876
Yamana Gold Inc.	710,886	11,618
Magna International Inc.	221,480	11,576
BCE Inc.	235,566	10,465
Power Corp. of Canada	388,822	10,225
Canadian Oil Sands Ltd.	448,241	9,433
^ Shaw Communications Inc. Class B	391,300	9,157
First Quantum Minerals Ltd.	452,605	9,126
Kinross Gold Corp.	1,083,295	8,884
Shoppers Drug Mart Corp.	204,542	8,490
Husky Energy Inc.	270,397	8,431
Cameco Corp.	377,310	8,133
Intact Financial Corp.	121,921	8,026
Power Financial Corp.	271,490	7,782
Eldorado Gold Corp.	680,074	7,603
Tim Hortons Inc.	150,016	7,522
Agnico-Eagle Mines Ltd.	160,711	7,352
^ RioCan REIT	264,428	7,126
Great-West Lifeco Inc.	271,757	7,057
Fairfax Financial Holdings Ltd.	19,092	6,853

^	Saputo Inc.	137,590	6,842
^,* Research In Motion Ltd.		521,917	6,761
	SNC-Lavalin Group Inc.	147,692	6,597
	Rogers Communications Inc. Class B	138,407	6,432
*	CGI Group Inc. Class A	236,278	6,339
^	ARC Resources Ltd.	266,260	6,265
	Canadian Utilities Ltd. Class A	80,621	6,163
	Brookfield Office Properties Inc.	364,521	6,005
	Pacific Rubiales Energy Corp.	256,134	5,976
	Fortis Inc.	164,000	5,696
	Alimentation Couche Tard Inc. Class B	116,133	5,666
	Bombardier Inc. Class B	1,398,567	5,483
*	MEG Energy Corp.	152,600	5,216
	IGM Financial Inc.	109,666	4,783
	CI Financial Corp.	178,100	4,771
	Canadian Tire Corp. Ltd. Class A	66,402	4,622
^	Loblaw Cos. Ltd.	110,966	4,457
	Penn West Petroleum Ltd.	412,142	4,169
	George Weston Ltd.	53,849	3,880
	Finning International Inc.	145,460	3,725
	TransAlta Corp.	218,143	3,508
	TELUS Corp.	46,937	3,171
	IAMGOLD Corp.	366,177	3,007
^,* Turquoise Hill Resources Ltd.		379,462	2,922
	TELUS Corp. Class A	42,283	2,845
*	Osisko Mining Corp.	403,853	2,798
^	Bell Aliant Inc.	63,073	1,642
	Niko Resources Ltd.	42,200	440
	Bombardier Inc. Class A	47,233	189
			1,114,563
Chile (0.5%)
	SACI Falabella	655,207	7,615
	Empresas COPEC SA	474,558	7,350
	Sociedad Quimica y Minera de Chile SA ADR	126,598	7,196
	Latam Airlines Group SA (Santiago Shares)	249,869	6,176
	Empresas CMPC SA	1,505,979	5,837
	Empresa Nacional de Electricidad SA ADR	110,796	5,718
	Cencosud SA	913,465	5,675
	Banco de Chile	30,777,057	5,120
	Enersis SA ADR	222,896	4,380
	Banco Santander Chile ADR	144,691	4,370
	CAP SA	101,936	3,768
	Banco de Credito e Inversiones	36,325	2,837
	Sociedad Matriz Banco de Chile Class B	4,677,214	1,895
*	Colbun SA	5,815,731	1,834
	Corpbanca SA	127,393,624	1,833
*	Latam Airlines Group SA	72,072	1,755
	ENTEL Chile SA	79,345	1,720
	Cia Cervecerias Unidas SA	104,655	1,693
	AES Gener SA	2,041,405	1,402
	Empresa Nacional de Electricidad SA	766,330	1,327
	Banco Santander Chile	15,222,058	1,159
	Embotelladora Andina SA Prior Pfd.	147,574	973
	Enersis SA	1,731,976	690
*	Banco de Chile - T	1,586,497	243
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,990	113

* Corpbanca SA Rights Exp. 02/14/2013	20,410,203	23
		82,702
China (4.5%)
China Mobile Ltd.	5,580,308	61,016
China Construction Bank Corp.	67,224,463	57,990
Industrial & Commercial Bank of China Ltd.	60,683,976	45,702
Bank of China Ltd.	77,921,000	38,393
CNOOC Ltd.	16,703,000	34,373
Tencent Holdings Ltd.	859,258	30,011
PetroChina Co. Ltd.	19,716,000	27,959
China Life Insurance Co. Ltd.	7,022,000	23,435
Ping An Insurance Group Co. of China Ltd.	2,239,748	20,095
China Petroleum & Chemical Corp.	15,686,000	19,032
China Shenhua Energy Co. Ltd.	3,235,000	13,911
Belle International Holdings Ltd.	5,971,328	13,281
Agricultural Bank of China Ltd.	21,670,715	11,801
China Overseas Land & Investment Ltd.	3,803,760	11,797
China Unicom Hong Kong Ltd.	6,826,182	10,923
China Pacific Insurance Group Co. Ltd.	2,564,800	10,023
China Merchants Bank Co. Ltd.	3,693,446	8,854
Hengan International Group Co. Ltd.	871,290	8,740
China Telecom Corp. Ltd.	15,244,000	8,303
Bank of Communications Co. Ltd.	9,754,720	8,281
Want Want China Holdings Ltd.	6,213,805	8,232
China Minsheng Banking Corp. Ltd.	5,473,300	7,859
Lenovo Group Ltd.	7,361,500	7,668
China Resources Land Ltd.	2,377,003	7,239
China CITIC Bank Corp. Ltd.	10,507,840	7,169
Tingyi Cayman Islands Holding Corp.	2,300,467	6,462
Kunlun Energy Co. Ltd.	2,932,000	6,094
PICC Property & Casualty Co. Ltd.	3,500,040	5,330
China Resources Power Holdings Co. Ltd.	1,818,400	5,031
Anhui Conch Cement Co. Ltd.	1,203,000	4,723
China Communications Construction Co. Ltd.	4,453,000	4,527
China Merchants Holdings International Co. Ltd.	1,264,893	4,483
China Coal Energy Co. Ltd.	3,976,000	4,435
China Resources Enterprise Ltd.	1,214,000	4,353
Beijing Enterprises Holdings Ltd.	584,000	4,211
China National Building Material Co. Ltd.	2,498,400	3,988
Inner Mongolia Yitai Coal Co. Ltd. Class B	677,505	3,947
China Mengniu Dairy Co. Ltd.	1,339,000	3,917
Dongfeng Motor Group Co. Ltd.	2,392,000	3,915
Great Wall Motor Co. Ltd.	956,250	3,888
Sun Art Retail Group Ltd.	2,649,055	3,853
Huaneng Power International Inc.	3,618,000	3,729
Sino-Ocean Land Holdings Ltd.	4,436,185	3,544
Jiangxi Copper Co. Ltd.	1,284,000	3,486
ENN Energy Holdings Ltd.	698,000	3,344
^ Evergrande Real Estate Group Ltd.	6,255,336	3,305
Yanzhou Coal Mining Co. Ltd.	1,856,910	3,164
* Brilliance China Automotive Holdings Ltd.	2,190,000	2,940
China Oilfield Services Ltd.	1,310,000	2,836
* China International Marine Containers Group Co. Ltd.	1,262,437	2,686
Shimao Property Holdings Ltd.	1,204,094	2,663
China Railway Group Ltd.	4,573,000	2,608
Kingboard Chemical Holdings Ltd.	776,500	2,563
COSCO Pacific Ltd.	1,572,578	2,552

	Tsingtao Brewery Co. Ltd.	424,000	2,451
	China Vanke Co. Ltd. Class B	1,118,339	2,442
^,* Byd Co. Ltd.		704,600	2,356
	CITIC Securities Co. Ltd.	818,000	2,184
^,* Aluminum Corp. of China Ltd.		4,366,000	2,097
	Yuexiu Property Co. Ltd.	5,842,000	2,088
^	Zijin Mining Group Co. Ltd.	5,236,000	2,017
	Air China Ltd.	2,350,000	2,015
*,2 People's Insurance Co. Group of China Ltd.		3,330,000	1,979
	China Railway Construction Corp. Ltd.	1,804,074	1,951
	Geely Automobile Holdings Ltd.	3,615,000	1,889
	Sinopharm Group Co. Ltd.	613,200	1,878
	CITIC Pacific Ltd.	1,167,000	1,877
	Datang International Power Generation Co. Ltd.	4,092,000	1,798
^	GCL-Poly Energy Holdings Ltd.	6,525,000	1,783
	China State Construction International Holdings Ltd.	1,350,000	1,772
*	GOME Electrical Appliances Holding Ltd.	14,480,357	1,739
^	Weichai Power Co. Ltd.	415,200	1,713
	Longfor Properties Co. Ltd.	901,500	1,691
	Country Garden Holdings Co. Ltd.	3,147,287	1,677
	Shanghai Industrial Holdings Ltd.	472,000	1,676
	Agile Property Holdings Ltd.	1,176,000	1,669
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,217,805	1,658
	SOHO China Ltd.	1,805,000	1,625
*	Haitong Securities Co. Ltd.	930,800	1,589
^	Golden Eagle Retail Group Ltd.	727,000	1,566
	Greentown China Holdings Ltd.	755,121	1,552
*	China Taiping Insurance Holdings Co. Ltd.	728,000	1,536
	Guangzhou Automobile Group Co. Ltd.	1,833,558	1,535
	Zhuzhou CSR Times Electric Co. Ltd.	479,000	1,535
	Shandong Weigao Group Medical Polymer Co. Ltd.	1,560,000	1,507
	Chow Tai Fook Jewellery Group Ltd.	941,000	1,499
	Shanghai Electric Group Co. Ltd.	3,584,000	1,484
	Guangzhou R&F Properties Co. Ltd.	813,200	1,476
	Shenzhen International Holdings Ltd.	11,030,000	1,466
^	CSR Corp. Ltd.	1,740,000	1,434
	China Everbright Ltd.	744,000	1,402
	Chongqing Rural Commercial Bank	2,338,000	1,391
	New China Life Insurance Co. Ltd.	348,600	1,364
^,* China Yurun Food Group Ltd.		1,847,000	1,359
	Zhejiang Expressway Co. Ltd.	1,512,000	1,343
	Guangdong Investment Ltd.	1,552,000	1,288
^,* Semiconductor Manufacturing International Corp.		20,218,000	1,263
	Shui On Land Ltd.	2,594,400	1,258
	Beijing Capital International Airport Co. Ltd.	1,466,000	1,221
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	194,484	1,201
	China Resources Gas Group Ltd.	540,000	1,199
	Zhaojin Mining Industry Co. Ltd.	776,000	1,168
^,* China COSCO Holdings Co. Ltd.		2,245,800	1,167
	Franshion Properties China Ltd.	3,168,000	1,165
*	Poly Property Group Co. Ltd.	1,499,000	1,150
	New World China Land Ltd.	2,275,400	1,139
*	Hopson Development Holdings Ltd.	552,000	1,135
^	Huabao International Holdings Ltd.	2,073,000	1,132
	China Longyuan Power Group Corp.	1,343,000	1,126
	Lee & Man Paper Manufacturing Ltd.	1,665,200	1,124
^	China Resources Cement Holdings Ltd.	1,744,000	1,117

	Shenzhen Investment Ltd.	2,414,808	1,109
	China Communications Services Corp. Ltd.	1,814,800	1,104
	China BlueChemical Ltd.	1,536,000	1,104
	Fosun International Ltd.	1,577,000	1,098
	Wumart Stores Inc.	531,094	1,060
	China Agri-Industries Holdings Ltd.	1,695,200	1,036
	Jiangsu Expressway Co. Ltd.	986,000	1,017
	China Southern Airlines Co. Ltd.	1,689,000	1,016
	Nine Dragons Paper Holdings Ltd.	1,155,331	1,013
^	ZTE Corp.	505,226	978
	BBMG Corp.	1,043,000	973
	Shanghai Pharmaceuticals Holding Co. Ltd.	472,300	945
^,* China Shipping Container Lines Co. Ltd.		3,027,700	929
	Chongqing Changan Automobile Co. Ltd. Class B	929,261	914
	Parkson Retail Group Ltd.	1,178,500	909
	Shougang Fushan Resources Group Ltd.	2,106,000	904
^	Anta Sports Products Ltd.	877,000	819
	Far East Horizon Ltd.	1,064,445	811
	China Foods Ltd.	934,000	807
^	China National Materials Co. Ltd.	2,535,000	797
	KWG Property Holding Ltd.	1,037,500	787
	Sinopec Shanghai Petrochemical Co. Ltd.	2,106,000	782
^,* Renhe Commercial Holdings Co. Ltd.		8,412,000	738
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	472,990	702
^	Zhongsheng Group Holdings Ltd.	455,500	681
	CSG Holding Co. Ltd. Class B	717,312	671
*	China Eastern Airlines Corp. Ltd.	1,440,000	656
^,* Angang Steel Co. Ltd.		876,000	649
	China Molybdenum Co. Ltd.	1,139,000	633
	Bosideng International Holdings Ltd.	2,166,000	614
*	Inner Mongolia Yitai Coal Co. Ltd.	102,800	577
*	Huadian Power International Co.	1,358,000	574
	China Shipping Development Co. Ltd.	1,028,000	566
*	China Zhongwang Holdings Ltd.	1,482,800	564
	Travelsky Technology Ltd.	894,000	552
	Guangshen Railway Co. Ltd.	1,274,000	552
^	China Rongsheng Heavy Industries Group Holdings Ltd.	2,784,229	535
	China Merchants Property Development Co. Ltd. Class B	144,550	534
	Dongfang Electric Corp. Ltd.	274,000	531
	China Travel International Inv HK	2,418,000	530
	Hopewell Highway Infrastructure Ltd.	855,100	496
	Guangdong Electric Power Development Co. Ltd. Class B	654,360	495
	Guangzhou Pharmaceutical Co. Ltd.	212,000	491
^,* Metallurgical Corp. of China Ltd.		2,208,000	464
^,* Maanshan Iron & Steel		1,428,000	444
	Sinotruk Hong Kong Ltd.	631,500	423
^,* Li Ning Co. Ltd.		631,500	422
^,* China High Speed Transmission Equipment Group Co. Ltd.		1,039,000	416
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	996,370	409
	Sinofert Holdings Ltd.	1,623,153	404
	Harbin Electric Co. Ltd.	432,000	391
	Weifu High-Technology Group Co. Ltd. Class B	98,200	382
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	335,200	365
	Zhejiang Southeast Electric Power Co. Class B	632,700	363
	China Dongxiang Group Co.	2,186,000	353
	Kingboard Laminates Holdings Ltd.	686,500	345
	Sany Heavy Equipment International Holdings Co. Ltd.	711,000	337

Dazhong Transportation Group Co. Ltd. Class B	547,900	336
^ Lianhua Supermarket Holdings Co. Ltd.	340,200	333
Anhui Gujing Distillery Co. Ltd. Class B	95,400	328
* CITIC Resources Holdings Ltd.	1,886,690	299
^ Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	263
Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	262
Hutchison Harbour Ring Ltd.	2,988,000	258
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	254
^ Hidili Industry International Development Ltd.	838,000	245
Sichuan Expressway Co. Ltd.	674,000	244
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	238
Anhui Expressway Co.	376,000	238
Shenzhen Expressway Co. Ltd.	552,000	231
Sinotrans Ltd.	1,258,000	229
Weiqiao Textile Co.	450,000	225
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	223
Shandong Chenming Paper Holdings Ltd. Class B	476,500	222
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	402,235	220
* Shanghai Haixin Group Co. Class B	462,434	208
Shanghai Friendship Group Inc. Ltd. Class B	139,590	195
* BOE Technology Group Co. Ltd. Class B	858,720	195
Jiangling Motors Corp. Ltd. Class B	69,000	180
^ Xinjiang Goldwind Science & Technology Co. Ltd.	378,400	177
Beijing North Star Co. Ltd.	620,000	176
Foshan Electrical and Lighting Co. Ltd. Class B	198,820	154
* Guangzhou Shipyard International Co. Ltd.	176,800	148
Bengang Steel Plates Co. Class B	372,700	148
* China Huiyuan Juice Group Ltd.	383,000	136
* Chaoda Modern Agriculture Holdings Ltd.	2,603,884	130
Shandong Chenming Paper Holdings Ltd.	311,500	123
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	115
Double Coin Holdings Ltd. Class B	132,000	102
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	108,700	92
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	89
* Huadian Energy Co. Ltd. Class B	299,100	89
* Jinzhou Port Co. Ltd. Class B	211,860	87
Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	86
Hainan Airlines Co. Ltd. Class B	35,200	25
		750,654
Colombia (0.2%)
Ecopetrol SA	3,899,428	12,409
Bancolombia SA ADR	136,603	9,495
Grupo de Inversiones Suramericana SA	188,450	4,002
Almacenes Exito SA	181,393	3,392
Grupo de Inversiones Suramericana SA Prior Pfd.	88,153	1,907
Cementos Argos SA	284,328	1,752
Corp Financiera Colombiana SA	75,402	1,487
Interconexion Electrica SA ESP	261,622	1,472
Grupo Aval Acciones y Valores Prior Pfd.	1,962,655	1,387
Grupo Argos SA Prior Pfd.	88,141	1,127
Isagen SA ESP	687,241	948
		39,378
Czech Republic (0.1%)
CEZ AS	201,313	6,529
Komercni Banka AS	15,341	3,106

	Telefonica Czech Republic AS	122,567	2,121
			11,756
Denmark (0.9%)
	Novo Nordisk A/S Class B	402,128	74,029
*	Danske Bank A/S	931,383	17,847
	AP Moeller - Maersk A/S Class B	1,532	12,221
	Carlsberg A/S Class B	112,600	12,045
	Novozymes A/S	258,227	8,463
	Coloplast A/S Class B	127,474	6,725
	AP Moeller - Maersk A/S Class A	676	5,112
	DSV A/S	163,282	4,186
	FLSmidth & Co. A/S	44,918	2,783
*	William Demant Holding A/S	20,384	1,786
	Tryg A/S	20,095	1,579
^,* Vestas Wind Systems A/S		250,574	1,519
	H Lundbeck A/S	50,677	802
	Rockwool International A/S Class B	6,226	746
			149,843
Egypt (0.1%)
*	Orascom Construction Industries GDR	101,156	3,777
	Commercial International Bank Egypt SAE	552,847	2,917
*	Orascom Telecom Holding SAE GDR	519,026	1,690
*	Talaat Moustafa Group	1,444,739	910
	Egyptian Kuwaiti Holding Co. SAE	713,388	900
	Telecom Egypt Co.	310,160	670
*	Egyptian Financial Group-Hermes Holding	393,747	634
	National Societe Generale Bank SAE	109,735	595
	Ezz Steel	349,074	519
	Sidi Kerir Petrochemicals Co.	165,354	324
	ElSwedy Electric Co.	90,127	302
	Alexandria Mineral Oils Co.	21,413	219
	Orascom Telecom Media And Technology Holding SAE GDR	394,184	170
	Orascom Telecom Media And Technology Holding SAE	203,443	17
			13,644
Exchange-Traded Fund (0.1%)
3	Vanguard FTSE Emerging Markets ETF	214,348	9,551

Finland (0.5%)
	Sampo	528,327	18,966
^	Nokia Oyj	3,550,129	13,934
	Kone Oyj Class B	153,899	12,696
	Wartsila OYJ Abp	171,254	8,139
	Fortum Oyj	428,123	8,011
	Metso Oyj	144,564	6,464
	UPM-Kymmene Oyj	501,381	6,131
	Nokian Renkaat Oyj	113,339	4,874
	Stora Enso Oyj	515,945	3,680
	Neste Oil Oyj	147,745	2,358
	Kesko Oyj Class B	55,840	1,827
^,* Outokumpu Oyj		1,334,068	1,381
	Rautaruukki Oyj	81,312	585
	Sanoma Oyj	38,003	384
			89,430
France (7.1%)
	Sanofi	1,212,001	118,154
	Total SA	2,101,749	113,899

LVMH Moet Hennessy Louis Vuitton SA	346,023	65,149
BNP Paribas SA	1,000,848	62,798
L'Oreal SA	278,043	41,288
AXA SA	2,158,914	39,973
Danone SA	565,073	39,145
Schneider Electric SA	502,104	38,199
Air Liquide SA	289,674	36,984
GDF Suez	1,642,867	33,702
* Societe Generale SA	701,132	31,661
Pernod-Ricard SA	247,030	30,922
Vivendi SA	1,221,543	26,160
Vinci SA	512,934	26,110
France Telecom SA	1,847,858	20,986
Unibail-Rodamco SE	85,306	20,147
Cie Generale d'Optique Essilor International SA	196,948	20,075
Cie de St-Gobain	483,473	19,895
PPR	88,807	19,100
Carrefour SA	655,300	18,683
ArcelorMittal	1,087,805	18,666
European Aeronautic Defence and Space Co. NV	384,659	18,033
Cie Generale des Etablissements Michelin	167,457	15,574
Renault SA	209,112	12,604
Lafarge SA	198,317	12,112
Christian Dior SA	68,911	12,034
Technip SA	100,575	10,890
Legrand SA	238,983	10,842
SES SA	315,459	9,654
Alstom SA	213,088	9,445
Sodexo	103,114	9,192
* Credit Agricole SA	925,034	9,144
Safran SA	197,072	9,051
Publicis Groupe SA	135,689	8,879
Accor SA	215,989	8,431
Cap Gemini SA	146,729	7,071
Gemalto NV	78,569	6,994
Edenred	216,815	6,948
Arkema SA	57,132	6,478
Dassault Systemes SA	57,836	6,431
Bouygues SA	224,981	6,384
Bureau Veritas SA	53,321	6,382
Vallourec SA	113,905	6,181
Veolia Environnement SA	478,291	6,124
Eutelsat Communications SA	153,755	5,282
STMicroelectronics NV	606,046	5,239
* Cie Generale de Geophysique - Veritas	168,325	4,876
SCOR SE	165,238	4,757
Groupe Eurotunnel SA	552,188	4,696
Suez Environnement Co.	355,008	4,695
Societe BIC SA	34,416	4,631
Electricite de France SA	237,544	4,560
AtoS	60,266	4,405
Lagardere SCA	118,499	4,283
Casino Guichard Perrachon SA	42,492	4,161
Zodiac Aerospace	37,551	4,111
Iliad SA	19,695	3,649
Valeo SA	67,585	3,642
Klepierre	92,408	3,641

	Thales SA	100,787	3,630
*	Alcatel-Lucent	2,168,173	3,623
	Wendel SA	32,668	3,544
	Natixis	878,802	3,482
	Eiffage SA	66,328	2,977
	Aeroports de Paris	34,005	2,803
	Hermes International	8,596	2,793
	CNP Assurances	168,271	2,782
^,* Peugeot SA		273,432	2,131
	Imerys SA	32,073	2,121
	Fonciere Des Regions	24,961	2,107
	Societe Television Francaise 1	162,604	1,963
	Rexel SA	90,783	1,930
	Gecina SA	15,892	1,800
	SEB SA	22,336	1,786
	Eramet	12,166	1,726
*	Air France-KLM	158,398	1,722
	ICADE	18,492	1,631
	JCDecaux SA	58,390	1,631
	BioMerieux	17,011	1,624
	Bollore SA	4,383	1,581
	Eurazeo	26,975	1,423
	Ipsen SA	30,627	1,078
	Euler Hermes SA	10,905	973
	Faurecia	48,636	857
^	APERAM	52,228	757
^,* PagesJaunes Groupe		108,203	419
	Ciments Francais SA	4,339	263
			1,178,359
Germany (5.8%)
^	Siemens AG	815,773	89,380
	BASF SE	859,618	87,063
	Bayer AG	764,043	75,398
	SAP AG	825,869	67,728
	Allianz SE	423,836	60,646
	Daimler AG	987,791	57,492
	Deutsche Bank AG	866,318	44,806
	Volkswagen AG Prior Pfd.	158,516	39,245
	Deutsche Telekom AG	3,043,854	37,395
	E.ON SE	1,773,374	30,836
	Muenchener Rueckversicherungs AG	166,939	30,660
	Bayerische Motoren Werke AG	281,814	28,384
	Linde AG	129,236	23,556
	RWE AG	535,438	20,134
	Deutsche Post AG	850,868	19,980
	Adidas AG	197,444	18,336
	Fresenius SE & Co. KGaA	133,732	16,265
	Fresenius Medical Care AG & Co. KGaA	211,847	14,933
	Henkel AG & Co. KGaA Prior Pfd.	164,526	14,526
	Porsche Automobil Holding SE Prior Pfd.	144,704	12,599
	Deutsche Boerse AG	176,705	11,636
	HeidelbergCement AG	177,163	11,168
	Continental AG	92,313	10,834
	Beiersdorf AG	107,990	9,478
	Infineon Technologies AG	1,025,027	9,245
	Henkel AG & Co. KGaA	120,354	8,928
*	ThyssenKrupp AG	365,011	8,860

*	Commerzbank AG	4,023,731	8,810
	Merck KGaA	60,709	8,441
	K&S AG	182,116	8,210
	Volkswagen AG	28,671	6,623
	GEA Group AG	180,138	6,527
	Brenntag AG	44,420	6,324
	Kabel Deutschland Holding AG	76,884	6,230
	Lanxess AG	71,765	6,062
	Metro AG	159,667	4,931
	Hannover Rueckversicherung AG	58,549	4,727
	Deutsche Lufthansa AG	228,511	4,539
	MAN SE	36,201	4,363
*	QIAGEN NV	201,902	4,239
*	Hochtief AG	50,157	3,273
	Bilfinger SE	30,292	3,062
	Hugo Boss AG	23,923	2,811
	Fraport AG Frankfurt Airport Services Worldwide	37,440	2,269
*	TUI AG	204,000	2,214
	Software AG	56,208	2,164
	United Internet AG	92,198	2,144
	Suedzucker AG	48,209	2,062
	Axel Springer AG	42,687	1,994
	Salzgitter AG	41,537	1,936
	Celesio AG	90,789	1,649
	Puma SE	5,172	1,635
^	Wacker Chemie AG	16,279	1,158
	Fielmann AG	10,893	1,112
	Hamburger Hafen und Logistik AG	26,884	664
^	SMA Solar Technology AG	19,420	500
			970,184
Greece (0.1%)
^,* Hellenic Telecommunications Organization SA ADR		904,270	3,676
	Coca Cola Hellenic Bottling Co. SA	124,790	3,242
	OPAP SA	207,654	1,798
*	National Bank of Greece SA ADR	883,597	1,370
*	National Bank of Greece SA	670,093	1,058
	Hellenic Petroleum SA	92,718	1,040
*	Public Power Corp. SA	89,608	833
*	Alpha Bank AE	446,039	771
*	Eurobank Ergasias SA	329,973	274
			14,062
Hong Kong (2.7%)
	AIA Group Ltd.	11,226,656	44,661
	Hutchison Whampoa Ltd.	3,008,000	33,621
	Sun Hung Kai Properties Ltd.	1,857,601	30,518
	Cheung Kong Holdings Ltd.	1,608,000	26,372
	Hong Kong Exchanges and Clearing Ltd.	1,066,100	20,225
	Hong Kong & China Gas Co. Ltd.	6,245,454	17,699
	Jardine Matheson Holdings Ltd.	254,474	16,502
	CLP Holdings Ltd.	1,737,000	14,760
	BOC Hong Kong Holdings Ltd.	4,025,237	13,890
	Power Assets Holdings Ltd.	1,558,000	13,500
	Hongkong Land Holdings Ltd.	1,684,630	13,181
	Wharf Holdings Ltd.	1,431,275	12,643
	Hang Seng Bank Ltd.	731,100	11,972
	Sands China Ltd.	2,301,200	11,613

	Swire Pacific Ltd. Class A	866,000	11,115
	Link REIT	2,093,343	10,883
	Henderson Land Development Co. Ltd.	1,197,466	8,621
*	Galaxy Entertainment Group Ltd.	1,862,000	8,391
	Li & Fung Ltd.	5,919,555	8,302
	Hang Lung Properties Ltd.	2,186,000	8,255
	Bank of East Asia Ltd.	1,974,400	8,115
	New World Development Co. Ltd.	4,255,705	7,827
	Jardine Strategic Holdings Ltd.	194,500	7,441
	MTR Corp. Ltd.	1,507,500	6,223
	Hang Lung Group Ltd.	971,941	5,892
	Sino Land Co. Ltd.	2,891,600	5,406
	SJM Holdings Ltd.	1,926,000	5,258
	Shangri-La Asia Ltd.	1,792,390	4,242
*	Wynn Macau Ltd.	1,476,800	4,144
	Wheelock & Co. Ltd.	706,000	3,978
	Swire Properties Ltd.	1,016,100	3,721
	Hysan Development Co. Ltd.	677,000	3,409
	Kerry Properties Ltd.	616,500	3,329
	First Pacific Co. Ltd.	2,517,200	3,242
	AAC Technologies Holdings Inc.	803,000	3,107
	Techtronic Industries Co.	1,398,000	2,834
^	Esprit Holdings Ltd.	1,957,644	2,723
	Cheung Kong Infrastructure Holdings Ltd.	422,000	2,680
	Cathay Pacific Airways Ltd.	1,366,015	2,652
	Wing Hang Bank Ltd.	241,000	2,527
	Yue Yuen Industrial Holdings Ltd.	727,330	2,436
	Hopewell Holdings Ltd.	560,500	2,312
	ASM Pacific Technology Ltd.	169,000	2,134
	PCCW Ltd.	4,786,000	2,116
	Television Broadcasts Ltd.	282,000	2,080
^	VTech Holdings Ltd.	158,600	1,828
	NWS Holdings Ltd.	933,500	1,666
	Melco International Development Ltd.	999,000	1,611
	MGM China Holdings Ltd.	673,776	1,593
	Xinyi Glass Holdings Ltd.	2,366,000	1,547
	Lifestyle International Holdings Ltd.	574,500	1,475
	Orient Overseas International Ltd.	206,500	1,447
	Champion REIT	2,463,000	1,270
*	Foxconn International Holdings Ltd.	2,820,000	1,158
	Johnson Electric Holdings Ltd.	1,503,500	1,062
	Cafe de Coral Holdings Ltd.	348,000	1,059
	Great Eagle Holdings Ltd.	253,000	982
	Shun Tak Holdings Ltd.	1,791,625	978
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,269,000	574
	Dah Sing Financial Holdings Ltd.	108,900	574
	Texwinca Holdings Ltd.	548,000	516
	Kowloon Development Co. Ltd.	311,000	478
	Dah Sing Banking Group Ltd.	366,120	455
^,* Brightoil Petroleum Holdings Ltd.		2,197,000	428
*	Mongolia Energy Corp. Ltd.	3,891,000	203
			457,456
Hungary (0.1%)
	MOL Hungarian Oil and Gas plc	73,553	6,332
	OTP Bank plc	271,168	5,832
	Richter Gedeon Nyrt	14,384	2,477

Magyar Telekom Telecommunications plc	433,749	819
		15,460
India (1.8%)
Infosys Ltd. ADR	445,728	23,499
2 Reliance Industries Ltd. GDR	487,937	16,342
Housing Development Finance Corp.	1,040,364	15,391
HDFC Bank Ltd. ADR	374,961	15,081
ICICI Bank Ltd. ADR	307,866	14,100
Oil & Natural Gas Corp. Ltd.	1,874,117	11,969
ITC Ltd.	1,743,289	10,082
Bharti Airtel Ltd.	1,384,029	8,837
Wipro Ltd. ADR	901,406	8,536
Reliance Industries Ltd.	508,874	8,483
Axis Bank Ltd.	285,671	8,086
State Bank of India GDR	77,511	7,286
Hindustan Unilever Ltd.	788,392	7,021
Tata Consultancy Services Ltd.	267,958	6,774
Dr Reddy's Laboratories Ltd. ADR	143,656	5,163
Tata Motors Ltd.	859,755	4,783
Infosys Ltd.	91,032	4,781
Mahindra & Mahindra Ltd.	275,111	4,601
NTPC Ltd.	1,505,151	4,449
Larsen & Toubro Ltd.	134,083	3,889
Coal India Ltd.	576,504	3,831
Sun Pharmaceutical Industries Ltd.	283,557	3,830
Ultratech Cement Ltd.	93,122	3,331
Kotak Mahindra Bank Ltd.	237,342	3,036
IDFC Ltd.	931,645	2,972
Titan Industries Ltd.	548,995	2,884
Hindalco Industries Ltd.	1,220,445	2,666
Jindal Steel & Power Ltd.	313,140	2,476
Cairn India Ltd.	392,160	2,384
Hero Motocorp Ltd.	67,404	2,308
HCL Technologies Ltd.	177,487	2,299
Bajaj Auto Ltd.	57,574	2,195
DLF Ltd.	417,763	2,180
Nestle India Ltd.	23,723	2,118
Bharat Heavy Electricals Ltd.	486,981	2,086
Asian Paints Ltd.	24,607	2,082
Maruti Suzuki India Ltd.	69,647	2,072
Cipla Ltd.	266,253	2,036
United Spirits Ltd.	59,327	2,012
Ambuja Cements Ltd.	519,582	1,992
Tata Communications Ltd. ADR	226,478	1,966
Power Grid Corp. of India Ltd.	921,141	1,909
Zee Entertainment Enterprises Ltd.	403,656	1,747
GAIL India Ltd.	252,380	1,623
JSW Steel Ltd.	92,889	1,542
Tata Steel Ltd.	189,949	1,446
Sterlite Industries India Ltd.	667,993	1,425
Lupin Ltd.	121,898	1,385
Colgate-Palmolive India Ltd.	54,385	1,383
* Idea Cellular Ltd.	634,843	1,349
Jaiprakash Associates Ltd.	817,540	1,338
Tata Power Co. Ltd.	697,999	1,327
Rural Electrification Corp. Ltd.	291,964	1,324
Bharat Petroleum Corp. Ltd.	170,224	1,315

Bajaj Holdings and Investment Ltd.	71,402	1,299
* Satyam Computer Services Ltd.	552,042	1,240
Sesa Goa Ltd.	349,726	1,227
Indiabulls Financial Services Ltd.	190,150	1,169
Grasim Industries Ltd.	20,080	1,135
Bank of Baroda	68,444	1,117
Cummins India Ltd.	116,736	1,074
Indian Oil Corp. Ltd.	173,257	1,065
* Unitech Ltd.	1,523,516	1,053
Tata Chemicals Ltd.	152,444	1,025
Dabur India Ltd.	406,340	1,013
Glenmark Pharmaceuticals Ltd.	106,346	1,005
Power Finance Corp. Ltd.	252,357	1,001
Adani Enterprises Ltd.	210,272	990
Reliance Infrastructure Ltd.	101,739	986
Punjab National Bank	57,179	980
ACC Ltd.	36,537	909
Union Bank of India	188,519	902
Adani Ports and Special Economic Zone	318,646	902
ICICI Bank Ltd.	40,295	900
Steel Authority of India Ltd.	529,166	862
* Ranbaxy Laboratories Ltd.	98,497	829
Reliance Capital Ltd.	92,778	829
Exide Industries Ltd.	359,584	829
Hindustan Petroleum Corp. Ltd.	133,397	823
* Oracle Financial Services Software Ltd.	13,331	800
NHPC Ltd.	1,427,030	779
Siemens Ltd.	62,590	773
* Reliance Power Ltd.	443,994	770
Reliance Communications Ltd.	472,822	736
HDFC Bank Ltd.	57,827	700
Piramal Enterprises Ltd.	63,995	683
Divi's Laboratories Ltd.	33,038	653
Oil India Ltd.	63,202	641
Canara Bank	70,482	638
Shriram Transport Finance Co. Ltd.	41,408	615
Cadila Healthcare Ltd.	37,487	609
GlaxoSmithKline Pharmaceuticals Ltd.	15,508	597
* Bharti Infratel Ltd.	155,141	596
Bank of India	86,945	577
Mphasis Ltd.	82,000	576
Container Corp. Of India	29,845	524
Wipro Ltd.	67,218	520
Dr Reddy's Laboratories Ltd.	14,261	513
Castrol India Ltd.	82,660	471
Bharat Electronics Ltd.	19,420	464
Hindustan Zinc Ltd.	189,510	457
Aditya Birla Nuvo Ltd.	21,073	449
IDBI Bank Ltd.	221,181	447
Great Eastern Shipping Co. Ltd.	93,331	429
Godrej Industries Ltd.	73,817	423
* Adani Power Ltd.	350,359	402
Ashok Leyland Ltd.	808,985	371
* GMR Infrastructure Ltd.	972,021	345
Sun TV Network Ltd.	37,959	337
JSW Energy Ltd.	250,611	335
Bharat Forge Ltd.	77,196	334

* Suzlon Energy Ltd.	693,659	321
Torrent Power Ltd.	100,414	318
Oriental Bank of Commerce	45,577	287
Crompton Greaves Ltd.	127,634	257
Corp Bank	22,522	194
* Essar Oil Ltd.	117,332	190
Mangalore Refinery & Petrochemicals Ltd.	149,186	179
ABB Ltd.	11,814	144
Tata Communications Ltd.	25,747	113
		305,753
Indonesia (0.6%)
Astra International Tbk PT	28,404,500	21,446
Bank Central Asia Tbk PT	11,673,000	11,565
Telekomunikasi Indonesia Persero Tbk PT	9,527,500	9,542
Bank Rakyat Indonesia Persero Tbk PT	11,647,500	9,512
Bank Mandiri Persero Tbk PT	8,737,978	8,124
United Tractors Tbk PT	2,737,772	5,566
Semen Indonesia Persero Tbk PT	2,947,500	4,770
Perusahaan Gas Negara Persero Tbk PT	9,044,500	4,342
Kalbe Farma Tbk PT	36,360,000	4,066
Unilever Indonesia Tbk PT	1,529,500	3,464
Charoen Pokphand Indonesia Tbk PT	7,196,500	2,871
Gudang Garam Tbk PT	493,000	2,625
Adaro Energy Tbk PT	13,045,458	2,211
Indocement Tunggal Prakarsa Tbk PT	952,500	2,127
Indofood Sukses Makmur Tbk PT	3,105,000	1,923
Bank Negara Indonesia Persero Tbk PT	4,716,144	1,901
Bumi Resources Tbk PT	19,950,500	1,393
Indosat Tbk PT	1,944,000	1,359
Tambang Batubara Bukit Asam Persero Tbk PT	805,000	1,283
Indo Tambangraya Megah Tbk PT	281,000	1,196
Bank Danamon Indonesia Tbk PT	1,684,394	1,055
Jasa Marga Persero Tbk PT	1,796,500	1,014
Indofood CBP Sukses Makmur Tbk PT	1,063,000	874
Astra Agro Lestari Tbk PT	400,000	774
Vale Indonesia Tbk PT	1,600,000	452
Aneka Tambang Persero Tbk PT	3,116,500	436
		105,891
Ireland (0.2%)
CRH plc (London Shares)	668,839	14,414
Kerry Group plc Class A	126,336	6,627
* Elan Corp. plc	549,172	5,795
Ryanair Holdings plc ADR	115,448	4,497
Ryanair Holdings plc	58,749	438
CRH plc	2,650	57
* Irish Bank Resolution Corp. Ltd.	236,607	—
		31,828
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	814,568	30,952
Israel Chemicals Ltd.	488,630	6,490
* Bank Leumi Le-Israel BM	1,408,523	4,706
* Bank Hapoalim BM	921,767	3,886
* NICE Systems Ltd.	69,162	2,542
Bezeq The Israeli Telecommunication Corp. Ltd.	1,889,287	2,214
* Mellanox Technologies Ltd.	30,446	1,546
* Isramco Negev 2 LP	8,847,104	1,460

Israel Corp. Ltd.	2,127	1,456
* Israel Discount Bank Ltd. Class A	688,860	1,154
* Mizrahi Tefahot Bank Ltd.	104,641	1,108
Delek Group Ltd.	4,082	1,008
Gazit-Globe Ltd.	64,174	822
* Avner Oil Exploration LLP	1,208,303	815
Azrieli Group	30,850	809
* EZchip Semiconductor Ltd.	25,562	774
* Delek Drilling - LP	196,594	763
Elbit Systems Ltd.	19,030	732
Osem Investments Ltd.	40,567	672
* Ratio Oil Exploration 1992 LP	5,275,171	479
* Oil Refineries Ltd.	897,312	460
* Paz Oil Co. Ltd.	2,521	376
Strauss Group Ltd.	29,498	367
Partner Communications Co. Ltd.	58,240	335
Cellcom Israel Ltd. (Registered)	37,303	278
Migdal Insurance & Financial Holding Ltd.	171,429	251
Clal Insurance Enterprises Holdings Ltd.	16,465	247
* First International Bank Of Israel Ltd.	15,980	216
* Ormat Industries	35,364	209
Harel Insurance Investments & Financial Services Ltd.	4,300	187
Shikun & Binui Ltd.	93,071	176
Shufersal Ltd.	56,514	173
* Koor Industries Ltd.	11,063	168
Delek Automotive Systems Ltd.	16,396	151
Clal Industries Ltd.	38,102	135
* Jerusalem Economy Ltd.	18,922	108
		68,225
Italy (1.8%)
Eni SPA	2,529,061	63,170
Enel SPA	6,562,197	28,613
Assicurazioni Generali SPA	1,440,819	27,583
* UniCredit SPA	4,054,053	26,170
Intesa Sanpaolo SPA (Registered)	10,855,114	22,127
Telecom Italia SPA (Registered)	12,411,326	12,316
Fiat Industrial SPA	875,887	11,272
Saipem SPA	308,907	8,771
^ Atlantia SPA	462,982	8,549
Luxottica Group SPA	171,042	7,894
Snam SPA	1,442,564	7,290
Terna Rete Elettrica Nazionale SPA	1,396,639	5,880
Tenaris SA ADR	137,850	5,799
* Fiat SPA	866,731	5,305
Telecom Italia SPA (Bearer)	5,659,351	4,835
Unione di Banche Italiane SCPA	849,823	4,436
Prada SPA	439,206	3,942
Prysmian SPA	183,598	3,924
Tenaris SA	171,853	3,605
* Banco Popolare SC	1,720,727	3,585
Enel Green Power SPA	1,673,195	3,450
Mediobanca SPA	448,288	3,300
* Finmeccanica SPA	465,692	3,060
Pirelli & C. SPA	245,086	3,006
^ Mediaset SPA	796,127	2,092
Exor SPA	66,093	1,954
Davide Campari-Milano SPA	240,064	1,874

^,* Banca Monte dei Paschi di Siena SPA	5,539,373	1,850
Lottomatica Group SPA	68,245	1,687
Autogrill SPA	125,475	1,539
Parmalat SPA	483,645	1,212
Mediolanum SPA	185,033	1,155
Buzzi Unicem SPA	73,614	1,074
A2A SPA	1,481,793	991
Exor SPA Prior Pfd.	38,234	983
Banca Carige SPA	701,180	785
		295,078
Japan (12.6%)
Toyota Motor Corp.	2,203,361	105,242
Mitsubishi UFJ Financial Group Inc.	13,075,337	74,361
Sumitomo Mitsui Financial Group Inc.	1,322,914	53,133
Honda Motor Co. Ltd.	1,266,874	47,887
Canon Inc.	1,243,117	45,268
Mizuho Financial Group Inc.	22,266,839	44,444
Japan Tobacco Inc.	939,600	29,316
Softbank Corp.	822,300	29,300
Takeda Pharmaceutical Co. Ltd.	553,900	28,463
FANUC Corp.	168,336	26,269
NTT DOCOMO Inc.	16,533	25,065
Mitsubishi Corp.	1,164,000	24,557
Mitsubishi Estate Co. Ltd.	985,500	23,869
Komatsu Ltd.	896,500	23,843
KDDI Corp.	315,500	23,475
Nissan Motor Co. Ltd.	2,141,700	21,928
Nomura Holdings Inc.	3,482,600	19,935
Mitsui & Co. Ltd.	1,281,400	19,367
Hitachi Ltd.	3,258,220	19,335
Mitsui Fudosan Co. Ltd.	843,500	19,282
East Japan Railway Co.	284,600	19,213
Seven & I Holdings Co. Ltd.	626,236	19,024
Shin-Etsu Chemical Co. Ltd.	302,700	18,515
Nippon Steel & Sumitomo Metal Corp.	6,601,595	18,273
Astellas Pharma Inc.	335,700	17,089
Mitsubishi Heavy Industries Ltd.	3,171,000	16,956
Kyocera Corp.	180,500	16,350
Nippon Telegraph & Telephone Corp.	386,357	16,181
Tokio Marine Holdings Inc.	545,100	16,098
Denso Corp.	422,000	15,810
Bridgestone Corp.	576,200	15,112
Inpex Corp.	2,538	14,694
Panasonic Corp.	2,199,020	14,475
Sumitomo Mitsui Trust Holdings Inc.	3,909,880	14,441
Kao Corp.	497,700	14,277
Sumitomo Realty & Development Co. Ltd.	465,700	14,199
Sony Corp.	940,300	14,065
Dai-ichi Life Insurance Co. Ltd.	9,435	13,521
Toshiba Corp.	2,990,200	13,314
Central Japan Railway Co.	150,100	13,128
Murata Manufacturing Co. Ltd.	212,100	13,079
Fast Retailing Co. Ltd.	49,100	12,902
Mitsubishi Electric Corp.	1,551,500	12,859
ITOCHU Corp.	1,127,300	12,749
Otsuka Holdings Co. Ltd.	394,100	12,713
MS&AD Insurance Group Holdings	600,015	12,568

Keyence Corp.	42,221	11,713
Sumitomo Corp.	882,500	11,415
ORIX Corp.	105,630	11,300
JX Holdings Inc.	1,778,700	10,494
Suzuki Motor Corp.	396,100	10,394
Nintendo Co. Ltd.	99,900	9,733
Daiwa Securities Group Inc.	1,668,500	9,705
Eisai Co. Ltd.	217,000	9,487
Kirin Holdings Co. Ltd.	712,200	8,899
Marubeni Corp.	1,205,036	8,851
Tokyo Gas Co. Ltd.	1,843,000	8,691
JFE Holdings Inc.	406,700	8,681
Daiichi Sankyo Co. Ltd.	500,100	8,467
Secom Co. Ltd.	167,100	8,335
Daikin Industries Ltd.	214,400	8,192
Daiwa House Industry Co. Ltd.	441,700	8,117
Nikon Corp.	282,600	8,080
Hoya Corp.	417,600	8,063
SMC Corp.	46,536	8,055
Isuzu Motors Ltd.	1,279,200	8,023
Fuji Heavy Industries Ltd.	589,200	7,969
* Mazda Motor Corp.	2,936,000	7,942
Resona Holdings Inc.	1,775,373	7,906
Sumitomo Metal Mining Co. Ltd.	503,700	7,834
Daito Trust Construction Co. Ltd.	78,400	7,725
NKSJ Holdings Inc.	366,200	7,699
Nitto Denko Corp.	130,500	7,381
Asahi Group Holdings Ltd.	344,800	7,328
FUJIFILM Holdings Corp.	366,600	7,310
Yakult Honsha Co. Ltd.	168,000	7,080
Chubu Electric Power Co. Inc.	543,400	6,864
Hankyu Hanshin Holdings Inc.	1,253,700	6,841
^ Kintetsu Corp.	1,638,500	6,732
Yahoo Japan Corp.	16,792	6,585
Toray Industries Inc.	1,133,040	6,540
Kubota Corp.	560,700	6,404
Aeon Co. Ltd.	564,400	6,402
Kansai Electric Power Co. Inc.	666,200	6,347
Sumitomo Electric Industries Ltd.	561,100	6,317
T&D Holdings Inc.	501,400	6,187
Terumo Corp.	140,900	6,162
Fujitsu Ltd.	1,498,700	6,069
^ Nidec Corp.	105,296	6,019
Ajinomoto Co. Inc.	438,000	5,941
Tokyo Electron Ltd.	134,700	5,792
West Japan Railway Co.	146,800	5,789
Asahi Kasei Corp.	989,000	5,708
Osaka Gas Co. Ltd.	1,507,500	5,655
* NEC Corp.	2,305,000	5,624
Asahi Glass Co. Ltd.	840,300	5,575
Omron Corp.	232,300	5,537
Tobu Railway Co. Ltd.	1,011,690	5,433
Ricoh Co. Ltd.	482,000	5,366
LIXIL Group Corp.	227,100	5,277
Oriental Land Co. Ltd.	39,500	5,252
Makita Corp.	107,000	5,211
Yamato Holdings Co. Ltd.	302,800	5,089

Mitsubishi Chemical Holdings Corp.	1,091,900	5,056
Tokyu Corp.	909,980	4,948
Sekisui House Ltd.	438,000	4,821
Odakyu Electric Railway Co. Ltd.	479,500	4,803
Kuraray Co. Ltd.	372,800	4,790
Unicharm Corp.	89,900	4,768
JGC Corp.	167,000	4,734
Shionogi & Co. Ltd.	263,900	4,716
Aisin Seiki Co. Ltd.	143,900	4,714
Lawson Inc.	65,000	4,710
Bank of Yokohama Ltd.	961,768	4,594
Chugai Pharmaceutical Co. Ltd.	218,600	4,497
Ono Pharmaceutical Co. Ltd.	84,800	4,468
* Mitsubishi Motors Corp.	4,195,200	4,362
Toyota Industries Corp.	130,500	4,334
Shimano Inc.	61,000	4,166
Shinsei Bank Ltd.	2,016,000	4,119
Shizuoka Bank Ltd.	433,200	4,085
Taisho Pharmaceutical Holdings Co. Ltd.	58,300	4,024
* Olympus Corp.	176,700	3,924
Dentsu Inc.	138,700	3,878
Credit Saison Co. Ltd.	178,984	3,787
JTEKT Corp.	352,900	3,770
JSR Corp.	189,300	3,743
Electric Power Development Co. Ltd.	162,200	3,729
Dai Nippon Printing Co. Ltd.	461,200	3,729
^ Yamada Denki Co. Ltd.	96,390	3,712
Chugoku Electric Power Co. Inc.	277,400	3,650
Sumitomo Chemical Co. Ltd.	1,245,500	3,644
Chiba Bank Ltd.	583,500	3,636
Kawasaki Heavy Industries Ltd.	1,171,300	3,629
Shiseido Co. Ltd.	260,600	3,608
Nippon Express Co. Ltd.	860,500	3,552
Sega Sammy Holdings Inc.	200,300	3,538
Nissin Foods Holdings Co. Ltd.	93,000	3,530
NTT Data Corp.	1,153	3,520
Yamaha Motor Co. Ltd.	274,000	3,487
Rohm Co. Ltd.	104,800	3,484
TDK Corp.	91,200	3,382
Nomura Research Institute Ltd.	147,200	3,382
Toyota Tsusho Corp.	140,800	3,349
Kyushu Electric Power Co. Inc.	338,300	3,256
Mitsubishi Materials Corp.	1,013,000	3,244
Sekisui Chemical Co. Ltd.	330,000	3,179
Fukuoka Financial Group Inc.	750,700	3,161
Dena Co. Ltd.	99,400	3,150
Hirose Electric Co. Ltd.	26,200	3,119
Benesse Holdings Inc.	71,400	3,113
Nippon Yusen KK	1,296,700	3,107
Daihatsu Motor Co. Ltd.	149,200	3,104
Keio Corp.	416,000	3,088
Keikyu Corp.	359,500	3,049
Brother Industries Ltd.	286,100	3,042
* Kobe Steel Ltd.	2,435,000	3,007
* Tohoku Electric Power Co. Inc.	361,200	2,941
IHI Corp.	1,120,000	2,904
Toppan Printing Co. Ltd.	452,000	2,805

Konica Minolta Holdings Inc.	350,000	2,795
Taisei Corp.	933,700	2,786
Joyo Bank Ltd.	585,072	2,743
^ Sharp Corp.	804,500	2,739
Toho Co. Ltd.	141,100	2,703
Taiheiyo Cement Corp.	974,000	2,652
Trend Micro Inc.	89,300	2,607
NSK Ltd.	364,000	2,580
Isetan Mitsukoshi Holdings Ltd.	260,340	2,571
Sony Financial Holdings Inc.	151,100	2,552
FamilyMart Co. Ltd.	63,200	2,539
NGK Insulators Ltd.	218,000	2,536
Rinnai Corp.	35,700	2,524
Mitsui OSK Lines Ltd.	764,500	2,522
Oji Holdings Corp.	778,200	2,517
* Tokyo Electric Power Co. Inc.	1,074,363	2,502
Obayashi Corp.	479,700	2,460
Aozora Bank Ltd.	872,488	2,453
Chugoku Bank Ltd.	177,500	2,445
Tokyu Land Corp.	340,200	2,423
Yokogawa Electric Corp.	215,600	2,401
Namco Bandai Holdings Inc.	168,000	2,396
Santen Pharmaceutical Co. Ltd.	56,700	2,335
THK Co. Ltd.	134,000	2,328
USS Co. Ltd.	20,720	2,328
Konami Corp.	108,100	2,294
MediPal Holdings Corp.	180,000	2,281
Keihan Electric Railway Co. Ltd.	486,000	2,225
Hisamitsu Pharmaceutical Co. Inc.	41,000	2,196
Alfresa Holdings Corp.	50,000	2,191
MEIJI Holdings Co. Ltd.	49,345	2,182
TonenGeneral Sekiyu KK	247,000	2,154
Suruga Bank Ltd.	165,000	2,151
Hino Motors Ltd.	202,000	2,123
Mitsubishi Gas Chemical Co. Inc.	315,000	2,108
Chiyoda Corp.	168,000	2,106
Marui Group Co. Ltd.	258,100	2,098
Kikkoman Corp.	140,000	2,094
Toyo Seikan Kaisha Ltd.	162,700	2,076
Bank of Kyoto Ltd.	249,000	2,060
Stanley Electric Co. Ltd.	125,300	2,052
Hiroshima Bank Ltd.	482,200	2,050
Hamamatsu Photonics KK	53,600	2,049
^ Casio Computer Co. Ltd.	236,526	2,040
Toyo Suisan Kaisha Ltd.	73,000	2,024
Sankyo Co. Ltd.	50,800	2,024
SBI Holdings Inc.	242,040	2,010
Kajima Corp.	670,200	2,009
Advantest Corp.	146,800	1,999
Don Quijote Co. Ltd.	50,100	1,995
Nippon Meat Packers Inc.	146,000	1,976
Dainippon Sumitomo Pharma Co. Ltd.	139,900	1,972
Kansai Paint Co. Ltd.	177,000	1,971
^ All Nippon Airways Co. Ltd.	1,004,258	1,966
Nisshin Seifun Group Inc.	160,500	1,953
Keisei Electric Railway Co. Ltd.	219,000	1,942
Mitsubishi Tanabe Pharma Corp.	144,700	1,940

TOTO Ltd.	245,000	1,939
Dowa Holdings Co. Ltd.	267,000	1,889
J Front Retailing Co. Ltd.	343,400	1,884
Toho Gas Co. Ltd.	352,000	1,882
Nitori Holdings Co. Ltd.	24,650	1,882
Aeon Mall Co. Ltd.	77,800	1,878
Kyowa Hakko Kirin Co. Ltd.	198,000	1,872
Asics Corp.	128,400	1,829
Taiyo Nippon Sanso Corp.	270,000	1,803
Showa Denko KK	1,173,200	1,793
^ Seiko Epson Corp.	176,600	1,783
Yamaha Corp.	168,200	1,782
Nissan Chemical Industries Ltd.	144,000	1,742
Sumitomo Heavy Industries Ltd.	394,200	1,740
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,170	1,734
Hitachi Construction Machinery Co. Ltd.	75,300	1,729
Hokuriku Electric Power Co.	156,800	1,729
Citizen Holdings Co. Ltd.	301,700	1,728
Hokuhoku Financial Group Inc.	1,061,000	1,727
Mitsubishi Logistics Corp.	115,000	1,725
Yokohama Rubber Co. Ltd.	223,000	1,718
NOK Corp.	114,800	1,716
Iyo Bank Ltd.	209,200	1,711
Yamaguchi Financial Group Inc.	177,000	1,705
Hakuhodo DY Holdings Inc.	25,020	1,705
Park24 Co. Ltd.	93,900	1,695
Kurita Water Industries Ltd.	85,400	1,679
Hachijuni Bank Ltd.	335,000	1,677
Shikoku Electric Power Co. Inc.	136,072	1,669
Daicel Corp.	236,000	1,648
Air Water Inc.	129,000	1,648
Amada Co. Ltd.	261,000	1,631
Shimizu Corp.	500,000	1,619
Sojitz Corp.	1,078,500	1,619
Ibiden Co. Ltd.	113,300	1,615
NTT Urban Development Corp.	1,610	1,610
Kagome Co. Ltd.	86,100	1,606
^ Nippon Paint Co. Ltd.	176,000	1,582
Hokkaido Electric Power Co. Inc.	164,500	1,576
Takashimaya Co. Ltd.	214,000	1,575
Nishi-Nippon City Bank Ltd.	605,700	1,570
Nippon Electric Glass Co. Ltd.	323,500	1,559
Miraca Holdings Inc.	37,300	1,555
Hulic Co. Ltd.	244,543	1,551
Sumitomo Rubber Industries Ltd.	115,000	1,535
Idemitsu Kosan Co. Ltd.	17,500	1,534
Mitsui Chemicals Inc.	646,000	1,532
Shimamura Co. Ltd.	15,600	1,532
Nagoya Railroad Co. Ltd.	559,000	1,521
Tsumura & Co.	46,300	1,521
Gunma Bank Ltd.	310,000	1,496
Kamigumi Co. Ltd.	182,000	1,482
^ Sanrio Co. Ltd.	37,088	1,479
Yaskawa Electric Corp.	158,000	1,476
Denki Kagaku Kogyo KK	404,000	1,459
Teijin Ltd.	622,000	1,426
Japan Steel Works Ltd.	242,500	1,399

* Acom Co. Ltd.	53,170	1,390
Nippon Kayaku Co. Ltd.	123,000	1,389
Maruichi Steel Tube Ltd.	62,400	1,388
Zeon Corp.	159,000	1,379
Hoshizaki Electric Co. Ltd.	46,193	1,374
NHK Spring Co. Ltd.	156,200	1,371
Ryohin Keikaku Co. Ltd.	23,900	1,354
Tokyo Tatemono Co. Ltd.	285,000	1,334
Ube Industries Ltd.	637,000	1,326
Kewpie Corp.	99,300	1,320
Aeon Credit Service Co. Ltd.	63,400	1,315
Yamato Kogyo Co. Ltd.	45,900	1,315
^ Nippon Paper Group Inc.	92,400	1,309
^ Gree Inc.	87,100	1,295
Sysmex Corp.	27,000	1,288
NGK Spark Plug Co. Ltd.	101,000	1,285
Hitachi Chemical Co. Ltd.	90,500	1,274
Nippon Shokubai Co. Ltd.	131,000	1,264
* Haseko Corp.	1,309,500	1,259
Mitsui Mining & Smelting Co. Ltd.	492,000	1,252
Shimadzu Corp.	187,000	1,252
Daido Steel Co. Ltd.	277,700	1,240
Nomura Real Estate Holdings Inc.	67,100	1,224
Cosmo Oil Co. Ltd.	542,000	1,218
DIC Corp.	612,700	1,213
Sumitomo Osaka Cement Co. Ltd.	362,000	1,212
Toyobo Co. Ltd.	756,000	1,206
Takara Holdings Inc.	141,000	1,180
^ Minebea Co. Ltd.	348,000	1,178
Mabuchi Motor Co. Ltd.	26,000	1,167
Koito Manufacturing Co. Ltd.	70,000	1,167
COMSYS Holdings Corp.	96,400	1,163
Ito En Ltd.	59,800	1,162
Sumitomo Forestry Co. Ltd.	118,300	1,159
Suzuken Co. Ltd.	37,800	1,157
Kinden Corp.	172,000	1,141
Fuji Electric Co. Ltd.	486,000	1,135
* Kawasaki Kisen Kaisha Ltd.	594,000	1,128
Jafco Co. Ltd.	32,300	1,118
Sotetsu Holdings Inc.	330,000	1,103
Azbil Corp.	50,800	1,087
UNY Co. Ltd.	146,400	1,085
* Sumco Corp.	103,900	1,083
Glory Ltd.	45,900	1,075
K's Holdings Corp.	39,444	1,072
Ebara Corp.	274,000	1,072
Hitachi Metals Ltd.	124,000	1,066
Nanto Bank Ltd.	245,000	1,065
NTN Corp.	369,000	1,063
Yamazaki Baking Co. Ltd.	94,000	1,052
Sawai Pharmaceutical Co. Ltd.	10,200	1,046
MISUMI Group Inc.	39,700	1,043
Toyoda Gosei Co. Ltd.	46,900	1,039
77 Bank Ltd.	240,000	1,032
Nichirei Corp.	204,000	1,013
Nishi-Nippon Railroad Co. Ltd.	250,000	1,011
Shiga Bank Ltd.	173,000	1,004

Fujikura Ltd.	315,000	980
Shimachu Co. Ltd.	46,300	980
Ushio Inc.	89,700	970
Taiyo Yuden Co. Ltd.	107,200	967
Rohto Pharmaceutical Co. Ltd.	77,000	964
Ogaki Kyoritsu Bank Ltd.	294,000	961
Kakaku.com Inc.	25,572	955
^ GS Yuasa Corp.	267,000	951
Sugi Holdings Co. Ltd.	27,665	949
Obic Co. Ltd.	4,430	948
* Furukawa Electric Co. Ltd.	465,000	942
Komeri Co. Ltd.	35,100	940
Tosoh Corp.	390,000	938
Lion Corp.	194,000	929
Nabtesco Corp.	44,500	929
Wacoal Holdings Corp.	89,000	929
Itochu Techno-Solutions Corp.	21,400	929
Oracle Corp. Japan	22,200	924
Higo Bank Ltd.	149,200	920
Japan Petroleum Exploration Co.	24,800	914
Mochida Pharmaceutical Co. Ltd.	71,000	911
Awa Bank Ltd.	149,500	908
Kobayashi Pharmaceutical Co. Ltd.	18,600	908
Rengo Co. Ltd.	178,000	904
Hokkoku Bank Ltd.	219,000	900
Ezaki Glico Co. Ltd.	91,000	895
Seino Holdings Co. Ltd.	130,000	886
Nippon Sheet Glass Co. Ltd.	752,344	877
Otsuka Corp.	10,700	876
Nisshinbo Holdings Inc.	115,000	873
Dainippon Screen Manufacturing Co. Ltd.	171,000	869
Matsui Securities Co. Ltd.	93,900	866
Toyota Boshoku Corp.	66,000	864
Century Tokyo Leasing Corp.	38,544	861
Juroku Bank Ltd.	245,000	857
Senshu Ikeda Holdings Inc.	153,140	857
Onward Holdings Co. Ltd.	113,000	854
Kaneka Corp.	159,000	851
Canon Marketing Japan Inc.	62,500	850
Autobacs Seven Co. Ltd.	20,900	850
San-In Godo Bank Ltd.	107,000	848
OKUMA Corp.	112,000	847
Kagoshima Bank Ltd.	129,500	834
Aoyama Trading Co. Ltd.	41,900	822
* North Pacific Bank Ltd.	256,100	821
Sapporo Holdings Ltd.	247,200	821
Mitsui Engineering & Shipbuilding Co. Ltd.	515,700	817
Daishi Bank Ltd.	232,000	806
Matsumotokiyoshi Holdings Co. Ltd.	33,100	803
Musashino Bank Ltd.	22,900	783
Disco Corp.	14,100	776
Pacific Metals Co. Ltd.	145,819	760
Coca-Cola West Co. Ltd.	46,900	741
Izumi Co. Ltd.	34,500	735
Capcom Co. Ltd.	45,200	730
Hitachi High-Technologies Corp.	36,700	729
Hikari Tsushin Inc.	15,600	722

	Hyakujushi Bank Ltd.	192,500	720
	H2O Retailing Corp.	87,000	714
	ABC-Mart Inc.	18,700	711
	Asatsu-DK Inc.	26,200	705
	M3 Inc.	423	690
	House Foods Corp.	45,200	682
	Hyakugo Bank Ltd.	157,000	680
	Mori Seiki Co. Ltd.	72,000	677
	Takata Corp.	33,500	676
	Hitachi Capital Corp.	33,900	676
	Nippon Television Holdings Inc.	47,100	670
	Fuji Media Holdings Inc.	423	664
	Nagase & Co. Ltd.	60,700	663
	Alps Electric Co. Ltd.	110,400	644
	Sumitomo Bakelite Co. Ltd.	161,200	643
	Kissei Pharmaceutical Co. Ltd.	34,000	640
	Lintec Corp.	34,600	640
	Sundrug Co. Ltd.	16,900	636
	Showa Shell Sekiyu KK	102,800	597
	Heiwa Corp.	34,700	587
*	Nisshin Steel Holdings Co. Ltd.	78,100	584
	Nipro Corp.	79,100	583
	Keiyo Bank Ltd.	122,000	579
	Kokuyo Co. Ltd.	83,700	576
	Sohgo Security Services Co. Ltd.	43,400	575
	TSI Holdings Co. Ltd.	107,200	571
	Tokai Carbon Co. Ltd.	139,000	551
	Toshiba TEC Corp.	95,000	548
	SKY Perfect JSAT Holdings Inc.	1,143	536
	Toda Corp.	195,000	534
	Fukuyama Transporting Co. Ltd.	99,000	506
^	Tokuyama Corp.	249,000	496
	Kose Corp.	23,000	485
	Square Enix Holdings Co. Ltd.	38,800	482
	Tokai Rika Co. Ltd.	29,400	482
	Tokyo Steel Manufacturing Co. Ltd.	88,700	465
^,* Nissha Printing Co. Ltd.		28,700	462
	Hitachi Transport System Ltd.	29,100	441
	Shima Seiki Manufacturing Ltd.	22,200	438
	Exedy Corp.	18,926	415
	Shinko Electric Industries Co. Ltd.	51,400	393
	Sumitomo Real Estate Sales Co. Ltd.	7,810	386
	Kansai Urban Banking Corp.	299,000	376
*	Mitsumi Electric Co. Ltd.	67,100	358
	Tokyo Broadcasting System Holdings Inc.	30,400	354
	PanaHome Corp.	55,000	351
	Hitachi Koki Co. Ltd.	43,300	346
^	Toho Titanium Co. Ltd.	33,100	308
	Toppan Forms Co. Ltd.	32,600	304
	Tokai Rubber Industries Ltd.	29,300	302
	KYB Co. Ltd.	69,476	283
	Kandenko Co. Ltd.	62,000	278
	Calsonic Kansei Corp.	63,700	264
*	Ulvac Inc.	28,600	255
	OSAKA Titanium Technologies Co.	11,000	245
	NS Solutions Corp.	12,100	242
	TV Asahi Corp.	14,800	228

^,* Hitachi Cable Ltd.		126,000	195
	Point Inc.	5,050	174
	Funai Electric Co. Ltd.	9,100	124
			2,104,754
Luxembourg (0.0%)
	L'Occitane International SA	376,500	1,130

Malaysia (0.9%)
	Malayan Banking Bhd.	5,651,238	16,151
	Sime Darby Bhd.	4,164,194	12,469
	CIMB Group Holdings Bhd.	5,160,300	11,974
	Axiata Group Bhd.	5,863,137	11,890
	DiGi.Com Bhd.	5,397,940	8,548
	Genting Bhd.	2,564,800	7,840
	IOI Corp. Bhd.	4,452,665	7,123
	Petronas Chemicals Group Bhd.	2,970,268	5,689
	Public Bank Bhd. (Foreign)	958,269	4,786
	Petronas Gas Bhd.	738,600	4,415
	AMMB Holdings Bhd.	2,111,100	4,322
	Maxis Bhd.	2,101,300	4,309
	Kuala Lumpur Kepong Bhd.	501,700	3,504
	Genting Malaysia Bhd.	2,792,200	3,299
	UMW Holdings Bhd.	821,400	3,210
	Tenaga Nasional Bhd.	1,260,400	2,842
	YTL Corp. Bhd.	4,905,853	2,604
	British American Tobacco Malaysia Bhd.	130,300	2,406
	Hong Leong Bank Bhd.	519,160	2,379
*	IHH Healthcare Bhd.	2,213,700	2,346
	Gamuda Bhd.	1,885,200	2,257
	PPB Group Bhd.	541,000	2,169
	IJM Corp. Bhd.	1,254,020	2,035
	Petronas Dagangan Bhd.	275,100	2,018
	Telekom Malaysia Bhd.	991,200	1,771
	AirAsia Bhd.	1,939,200	1,733
	RHB Capital Bhd.	679,300	1,692
	Felda Global Ventures Holdings Bhd.	1,037,800	1,530
	Alliance Financial Group Bhd.	1,059,700	1,456
	YTL Power International Bhd.	2,658,602	1,301
	Berjaya Sports Toto Bhd.	916,173	1,283
2	Astro Malaysia Holdings Bhd.	1,344,568	1,208
	Lafarge Malayan Cement Bhd.	380,810	1,139
	Bumi Armada Bhd.	849,900	1,031
	MMC Corp. Bhd.	1,124,000	882
*	UEM Land Holdings Bhd.	1,206,000	854
	Parkson Holdings Bhd.	506,556	788
	Malaysia Marine and Heavy Engineering Holdings Bhd.	445,200	604
	SP Setia Bhd.	534,000	538
	Public Bank Bhd. (Local)	28,231	141
			148,536
Mexico (1.3%)
	America Movil SAB de CV	36,478,894	45,819
	Fomento Economico Mexicano SAB de CV	2,020,829	21,821
	Wal-Mart de Mexico SAB de CV	6,695,917	21,708
	Grupo Televisa SAB	2,725,400	15,271
	Grupo Financiero Banorte SAB de CV	2,188,800	15,092
	Grupo Mexico SAB de CV Class B	3,757,355	14,002

Mexichem SAB de CV	1,413,294	7,994
* Cemex SAB de CV ADR	726,809	7,886
Industrias Penoles SAB de CV	146,064	7,175
Coca-Cola Femsa SAB de CV	410,441	6,495
Alfa SAB de CV Class A	2,367,300	5,684
Arca Continental SAB de CV	738,316	5,630
Grupo Modelo SAB de CV	654,250	5,567
Grupo Financiero Inbursa SAB de CV	1,902,000	5,330
Grupo Bimbo SAB de CV Class A	2,042,528	5,282
Grupo Financiero Santander Mexico SAB de CV Class B	1,537,650	4,748
* Cemex SAB de CV	3,131,695	3,416
Grupo Carso SAB de CV	595,300	2,890
Kimberly-Clark de Mexico SAB de CV Class A	1,031,940	2,889
Grupo Elektra SAB DE CV	61,780	2,881
* Minera Frisco SAB de CV	639,551	2,744
Organizacion Soriana SAB de CV Class B	289,100	1,119
		211,443
Mongolia (0.0%)
* Mongolian Mining Corp.	884,200	438

Morocco (0.0%)
Douja Promotion Groupe Addoha SA	117,814	870
Managem	2,712	496
		1,366
Netherlands (1.7%)
Unilever NV	1,444,073	58,509
* ING Groep NV	3,597,609	36,388
Koninklijke Philips Electronics NV	893,489	27,829
ASML Holding NV	285,411	21,410
Heineken NV	270,849	19,047
Akzo Nobel NV	222,201	15,208
Koninklijke Ahold NV	988,861	14,531
Aegon NV	1,845,526	12,321
Reed Elsevier NV	692,230	10,752
Koninklijke DSM NV	173,499	10,628
Koninklijke KPN NV	1,339,275	7,529
* DE Master Blenders 1753 NV	513,809	6,339
Heineken Holding NV	105,986	6,262
Wolters Kluwer NV	295,705	5,990
Randstad Holding NV	125,719	5,213
Fugro NV	71,952	4,355
Koninklijke Vopak NV	51,215	3,495
Koninklijke Boskalis Westminster NV	66,696	3,053
Corio NV	61,418	2,981
TNT Express NV	343,942	2,641
* SBM Offshore NV	158,967	2,434
PostNL NV	480,829	1,260
		278,175
New Zealand (0.1%)
Fletcher Building Ltd.	677,746	5,414
Telecom Corp. of New Zealand Ltd.	1,781,149	3,627
Auckland International Airport Ltd.	1,059,693	2,522
SKYCITY Entertainment Group Ltd.	641,139	2,136
Contact Energy Ltd.	298,108	1,306
Fisher & Paykel Healthcare Corp. Ltd.	414,347	828
Chorus Ltd.	336,346	805

Kiwi Income Property Trust	817,166	786
Sky Network Television Ltd.	170,765	743
Vector Ltd.	226,009	531
Warehouse Group Ltd.	112,293	306
Air New Zealand Ltd.	205,295	215
		19,219
Norway (0.7%)
Statoil ASA	1,187,624	31,641
Telenor ASA	721,518	15,896
DNB ASA	1,133,595	15,880
Seadrill Ltd.	333,234	13,173
Yara International ASA	204,531	10,907
Orkla ASA	984,445	8,684
Subsea 7 SA	306,247	7,398
Norsk Hydro ASA	1,010,493	4,851
Aker Solutions ASA	175,045	3,828
Gjensidige Forsikring ASA	173,704	2,730
* Storebrand ASA	493,360	2,526
Kvaerner ASA	162,173	469
		117,983
Peru (0.1%)
Credicorp Ltd.	53,236	8,298
Cia de Minas Buenaventura SA ADR	209,149	6,189
Volcan Cia Minera SAA Class B	1,762,608	1,814
		16,301
Philippines (0.2%)
SM Investments Corp.	170,580	3,989
Ayala Land Inc.	5,477,348	3,904
Bank of the Philippine Islands	1,410,682	3,473
SM Prime Holdings Inc.	7,480,377	3,223
Philippine Long Distance Telephone Co.	40,390	2,782
Aboitiz Equity Ventures Inc.	1,918,360	2,622
* BDO Unibank Inc.	1,307,328	2,472
San Miguel Corp.	864,320	2,387
Ayala Corp.	162,518	2,272
Metropolitan Bank & Trust	773,991	2,006
Aboitiz Power Corp.	2,014,880	1,888
Energy Development Corp.	10,629,000	1,870
Alliance Global Group Inc.	3,749,400	1,743
DMCI Holdings Inc.	845,000	1,142
Jollibee Foods Corp.	361,690	976
Globe Telecom Inc.	31,510	833
		37,582
Poland (0.3%)
KGHM Polska Miedz SA	145,880	8,926
Powszechny Zaklad Ubezpieczen SA	61,162	8,061
Powszechna Kasa Oszczednosci Bank Polski SA	610,275	6,823
^,* Polski Koncern Naftowy Orlen SA	318,331	5,040
Bank Pekao SA	100,367	4,936
PGE SA	633,338	3,493
* Polskie Gornictwo Naftowe i Gazownictwo SA	1,547,520	2,755
Telekomunikacja Polska SA	639,129	2,482
Tauron Polska Energia SA	1,144,834	1,750
Jastrzebska Spolka Weglowa SA	38,934	1,187
^,* BRE Bank SA	10,729	1,123
Bank Handlowy w Warszawie SA	33,724	1,045

*	ING Bank Slaski SA	34,249	981
	Synthos SA	438,794	745
*	Getin Noble Bank SA	835,670	528
	Enea SA	102,435	506
	TVN SA	132,739	417
			50,798
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,091,519	6,735
	Jer?nimo Martins SGPS SA	244,579	5,203
	Portugal Telecom SGPS SA	855,543	4,995
	Galp Energia SGPS SA	244,049	3,961
*	Banco Espirito Santo SA	1,807,673	2,564
^,* Banco Comercial Portugues SA		14,322,768	1,929
*	EDP Renovaveis SA	231,951	1,323
			26,710
Russia (1.4%)
	Gazprom OAO ADR	4,487,272	42,261
	Lukoil OAO ADR	597,577	40,294
	Sberbank of Russia	8,722,763	31,815
	Magnit OJSC GDR	316,481	14,049
	Tatneft OAO ADR	287,792	13,256
	Rosneft OAO GDR	1,423,945	12,501
	NovaTek OAO	828,796	9,242
	MMC Norilsk Nickel OJSC ADR	413,018	8,228
	Uralkali OJSC	1,067,683	8,139
	Surgutneftegas OAO ADR	676,264	7,011
	Mobile Telesystems OJSC	705,700	5,994
	Sberbank of Russia ADR	309,050	4,559
	VTB Bank OJSC GDR	1,171,549	4,276
*	Rostelecom OJSC ADR	151,290	3,676
	AK Transneft OAO Prior Pfd.	1,341	3,153
	Sistema JSFC GDR	125,075	2,745
*	MegaFon OAO GDR	94,377	2,549
	Federal Hydrogenerating Co. JSC	100,463,634	2,530
	Rostelecom OJSC	496,700	1,993
	Mobile Telesystems OJSC ADR	92,735	1,823
	Severstal OAO GDR	144,511	1,803
*	Federal Grid Co. Unified Energy System JSC	217,966,667	1,572
	E.ON Russia JSC	16,417,100	1,501
*	Inter Rao Ues OAO	1,731,630,009	1,419
	Novolipetsk Steel OJSC	603,543	1,275
*	Pharmstandard OJSC GDR	62,661	1,218
*	IDGC Holding JSC	14,347,627	1,048
	LSR Group GDR	155,296	777
	TMK OAO	246,589	771
*	NOMOS-BANK GDR	46,403	645
*	United Co. RUSAL plc	966,876	585
	VTB Bank OJSC	305,166,217	567
	Mosenergo OAO	10,297,820	532
	Aeroflot - Russian Airlines OJSC	294,614	525
	Magnitogorsk Iron & Steel Works	1,378,448	495
*	Raspadskaya OAO	180,826	393
	TGK-1 OAO	778,059,000	202
*	PIK Group	47,161	104
2	Yenisei Territorial Generating Co. GDR	5,021	1

Uralkali OJSC GDR	2	—
		235,527
Singapore (1.3%)
Singapore Telecommunications Ltd.	7,627,000	21,556
DBS Group Holdings Ltd.	1,698,459	20,528
Oversea-Chinese Banking Corp. Ltd.	2,414,600	19,075
United Overseas Bank Ltd.	1,093,460	16,653
Keppel Corp. Ltd.	1,219,700	11,333
Fraser and Neave Ltd.	1,284,664	9,896
CapitaLand Ltd.	3,030,998	9,790
Wilmar International Ltd.	2,369,754	7,308
Genting Singapore plc	5,715,212	7,162
Singapore Exchange Ltd.	1,035,000	6,514
City Developments Ltd.	685,498	6,471
Jardine Cycle & Carriage Ltd.	132,000	5,397
Singapore Press Holdings Ltd.	1,514,121	5,017
Singapore Airlines Ltd.	563,670	5,006
Golden Agri-Resources Ltd.	9,177,607	4,716
Global Logistic Properties Ltd.	2,097,000	4,673
Noble Group Ltd.	4,498,072	4,436
Singapore Technologies Engineering Ltd.	1,400,151	4,435
Ascendas REIT	2,042,000	4,177
CapitaMall Trust	2,365,800	4,049
Hutchison Port Holdings Trust	4,494,000	3,682
SembCorp Industries Ltd.	774,000	3,428
ComfortDelGro Corp. Ltd.	2,104,424	3,281
SembCorp Marine Ltd.	758,600	2,899
UOL Group Ltd.	534,000	2,697
CapitaCommercial Trust	1,957,235	2,633
CapitaMalls Asia Ltd.	1,418,000	2,475
Keppel Land Ltd.	714,724	2,459
^ Olam International Ltd.	1,512,726	1,978
StarHub Ltd.	575,840	1,815
Venture Corp. Ltd.	236,000	1,619
Yangzijiang Shipbuilding Holdings Ltd.	1,566,964	1,241
Singapore Post Ltd.	1,138,000	1,113
* Neptune Orient Lines Ltd.	817,750	850
SMRT Corp. Ltd.	615,000	811
SIA Engineering Co. Ltd.	187,000	748
M1 Ltd.	294,900	662
* Yanlord Land Group Ltd.	508,000	661
Wing Tai Holdings Ltd.	424,811	653
^ Cosco Corp. Singapore Ltd.	692,000	531
GuocoLand Ltd.	203,999	394
Indofood Agri Resources Ltd.	331,000	349
		215,171
South Africa (2.0%)
MTN Group Ltd.	1,760,774	34,451
Sasol Ltd.	599,638	25,895
Naspers Ltd.	382,219	24,669
Standard Bank Group Ltd.	1,489,071	19,374
FirstRand Ltd.	3,989,599	14,384
Impala Platinum Holdings Ltd.	598,315	10,844
Sanlam Ltd.	2,041,602	10,360
Shoprite Holdings Ltd.	547,202	10,297
AngloGold Ashanti Ltd.	361,043	10,092

Remgro Ltd.	462,548	8,428
Gold Fields Ltd.	699,082	8,102
Bidvest Group Ltd.	330,701	7,895
ABSA Group Ltd.	332,419	6,363
Aspen Pharmacare Holdings Ltd.	337,269	6,210
Vodacom Group Ltd.	417,018	5,800
Steinhoff International Holdings Ltd.	1,866,516	5,664
Kumba Iron Ore Ltd.	83,486	5,622
Nedbank Group Ltd.	253,482	5,501
Woolworths Holdings Ltd.	725,542	5,155
Truworths International Ltd.	453,606	5,155
RMB Holdings Ltd.	1,042,423	5,000
Growthpoint Properties Ltd.	1,707,895	4,817
Imperial Holdings Ltd.	196,717	4,283
Anglo American Platinum Ltd.	83,507	4,094
Tiger Brands Ltd.	124,182	4,085
Life Healthcare Group Holdings Ltd.	887,300	3,117
Mr Price Group Ltd.	213,799	2,951
Harmony Gold Mining Co. Ltd.	453,582	2,923
Netcare Ltd.	1,265,075	2,772
Foschini Group Ltd.	206,045	2,697
MMI Holdings Ltd.	1,022,768	2,645
Massmart Holdings Ltd.	123,193	2,515
Exxaro Resources Ltd.	123,079	2,417
African Bank Investments Ltd.	679,203	2,342
Reunert Ltd.	269,069	2,244
Mediclinic International Ltd.	352,163	2,228
Nampak Ltd.	598,137	2,100
* Sappi Ltd.	595,488	2,084
Spar Group Ltd.	145,697	1,917
Discovery Holdings Ltd.	250,891	1,856
Barloworld Ltd.	194,269	1,818
PPC Ltd.	490,968	1,798
AVI Ltd.	291,193	1,778
Investec Ltd.	242,872	1,755
Assore Ltd.	34,721	1,727
Capital Property Fund	1,408,932	1,655
Aveng Ltd.	465,644	1,628
African Rainbow Minerals Ltd.	72,080	1,623
Brait SE	445,160	1,591
Liberty Holdings Ltd.	121,122	1,559
Clicks Group Ltd.	228,638	1,532
Tongaat Hulett Ltd.	86,038	1,340
Mondi Ltd.	104,101	1,238
Hyprop Investments Ltd.	151,157	1,210
Sun International Ltd.	99,332	1,138
* Murray & Roberts Holdings Ltd.	368,460	1,054
Northam Platinum Ltd.	254,736	1,044
Aeci Ltd.	103,892	989
Adcock Ingram Holdings Ltd.	152,934	981
Pick n Pay Stores Ltd.	192,821	979
Coronation Fund Managers Ltd.	196,335	965
Santam Ltd.	42,023	909
Fountainhead Property Trust	953,924	906
Capitec Bank Holdings Ltd.	37,728	808
DataTec Ltd.	154,633	807
* ArcelorMittal South Africa Ltd.	189,691	744

Wilson Bayly Holmes-Ovcon Ltd.	40,864	709
* Telkom SA SOC Ltd.	380,435	708
Grindrod Ltd.	369,993	685
Illovo Sugar Ltd.	201,183	684
Lewis Group Ltd.	80,519	602
JSE Ltd.	71,646	548
Pick'n Pay Holdings Ltd.	204,912	448
JD Group Ltd.	91,065	418
* Royal Bafokeng Platinum Ltd.	62,127	405
Allied Technologies Ltd.	41,309	188
Palabora Mining Co. Ltd.	12,022	139
		328,458
South Korea (3.8%)
Samsung Electronics Co. Ltd. GDR	185,836	123,333
Samsung Electronics Co. Ltd.	43,454	57,813
POSCO ADR	369,642	30,111
Hyundai Motor Co.	152,106	28,643
Hyundai Mobis	66,484	17,411
* Shinhan Financial Group Co. Ltd. ADR	439,150	16,464
* KB Financial Group Inc. ADR	386,214	13,641
Kia Motors Corp.	276,620	13,139
LG Chem Ltd.	45,364	12,693
* SK Hynix Inc.	475,080	10,633
Hyundai Heavy Industries Co. Ltd.	52,025	10,273
SK Innovation Co. Ltd.	63,296	9,975
NHN Corp.	43,672	9,658
Samsung Life Insurance Co. Ltd.	91,271	8,802
* Korea Electric Power Corp. ADR	586,033	8,796
Samsung Fire & Marine Insurance Co. Ltd.	43,240	8,751
Samsung C&T Corp.	141,868	8,263
Hana Financial Group Inc.	221,840	7,944
SK Telecom Co. Ltd. ADR	460,927	7,813
LG Electronics Inc.	112,023	7,417
Samsung Heavy Industries Co. Ltd.	210,710	7,404
S-Oil Corp.	77,067	6,933
* LG Display Co. Ltd.	244,940	6,577
LG Household & Health Care Ltd.	10,691	5,957
* KT Corp. ADR	351,498	5,954
Samsung Engineering Co. Ltd.	36,509	5,211
SK Holdings Co. Ltd.	32,122	5,076
Hyundai Engineering & Construction Co. Ltd.	75,719	4,770
LG Corp.	79,867	4,705
Korea Zinc Co. Ltd.	13,101	4,619
KT&G Corp.	62,654	4,369
Woori Finance Holdings Co. Ltd.	367,830	4,325
Samsung Electro-Mechanics Co. Ltd.	51,131	4,308
E-Mart Co. Ltd.	19,082	4,238
Kangwon Land Inc.	146,450	4,201
Samsung SDI Co. Ltd.	31,186	4,081
Amorepacific Corp.	4,002	4,023
Cheil Industries Inc.	47,861	3,837
Orion Corp.	4,066	3,800
Samsung Securities Co. Ltd.	69,763	3,612
Lotte Chemical Corp.	15,226	3,533
^ OCI Co. Ltd.	21,768	3,349
^ Celltrion Inc.	136,776	3,223
* Hankook Tire Co. Ltd.	77,805	3,200

	Hyundai Department Store Co. Ltd.	21,360	3,171
	CJ CheilJedang Corp.	8,941	3,046
	Hyundai Steel Co.	38,744	2,951
	Lotte Shopping Co. Ltd.	8,623	2,951
	Coway Co. Ltd.	65,740	2,852
	Dongbu Insurance Co. Ltd.	65,540	2,812
	GS Holdings	42,403	2,766
	AMOREPACIFIC Group	7,283	2,755
	Daelim Industrial Co. Ltd.	29,411	2,503
	Daewoo Securities Co. Ltd.	223,639	2,454
	Samsung Techwin Co. Ltd.	44,950	2,378
	Hyundai Wia Corp.	17,613	2,377
	LS Corp.	26,803	2,252
	Shinhan Financial Group Co. Ltd.	56,659	2,129
	BS Financial Group Inc.	159,280	2,106
	Kumho Petro chemical Co. Ltd.	18,950	2,073
	Hanwha Corp.	62,430	1,917
	Korea Investment Holdings Co. Ltd.	46,250	1,796
	Hyundai Marine & Fire Insurance Co. Ltd.	57,310	1,763
	NCSoft Corp.	13,693	1,735
	Hyosung Corp.	29,390	1,723
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	62,560	1,713
	GS Engineering & Construction Corp.	31,285	1,600
	Industrial Bank of Korea	137,390	1,552
	Doosan Heavy Industries & Construction Co. Ltd.	36,115	1,545
	LG Uplus Corp.	206,010	1,540
	SK C&C Co. Ltd.	16,037	1,523
*	Korea Exchange Bank	216,740	1,509
	DGB Financial Group Inc.	112,560	1,509
	Yuhan Corp.	8,836	1,489
	Lotte Confectionery Co. Ltd.	919	1,454
	Hanwha Life Insurance Co. Ltd.	213,270	1,452
	Woori Investment & Securities Co. Ltd.	125,536	1,424
	Cheil Worldwide Inc.	68,520	1,410
	Hyundai Mipo Dockyard	12,722	1,368
	S1 Corp.	22,710	1,362
	CJ Corp.	11,566	1,325
	Daewoo International Corp.	38,713	1,323
	Hyundai Development Co.	60,050	1,288
	Mando Corp.	11,547	1,283
*	Korean Air Lines Co. Ltd.	30,360	1,268
	Korea Gas Corp.	20,060	1,229
^,* Hyundai Merchant Marine Co. Ltd.		64,542	1,212
	KCC Corp.	4,504	1,203
	Hyundai Glovis Co. Ltd.	6,453	1,202
	Shinsegae Co. Ltd.	5,897	1,191
*	CJ Korea Express Co. Ltd.	10,075	1,110
	Lotte Chilsung Beverage Co. Ltd.	798	1,064
	Samsung Card Co. Ltd.	31,647	1,041
*	Doosan Infracore Co. Ltd.	69,820	1,033
	Doosan Corp.	8,590	1,014
	Daum Communications Corp.	10,720	1,005
	Hanwha Chemical Corp.	55,690	985
	NongShim Co. Ltd.	3,516	900
*	Daewoo Engineering & Construction Co. Ltd.	106,779	888
	Halla Climate Control Corp.	37,180	834
	Samsung Fine Chemicals Co. Ltd.	16,750	811

* Hanjin Shipping Co. Ltd.	74,420	800
Hyundai Securities Co. Ltd.	93,140	759
Hyundai Hysco Co. Ltd.	20,100	696
Hite Jinro Co. Ltd.	23,079	678
KB Financial Group Inc.	16,202	577
Mirae Asset Securities Co. Ltd.	13,524	469
Dongkuk Steel Mill Co. Ltd.	37,240	446
KEPCO Engineering & Construction Co. Inc.	5,831	429
SK Networks Co. Ltd.	55,870	413
Hyundai Securities Co. Ltd. Prior Pfd.	52,467	408
^ STX Pan Ocean Co. Ltd.	76,430	398
^ STX Corp. Co. Ltd.	51,698	382
LG Hausys Ltd.	5,600	382
Daishin Securities Co. Ltd.	38,520	378
SKC Co. Ltd.	11,170	358
^ STX Offshore & Shipbuilding Co. Ltd.	44,810	287
Hankook Tire Worldwide Co. Ltd.	17,784	276
* Hanjin Heavy Industries & Construction Co. Ltd.	28,772	259
POSCO	699	228
* Korea Electric Power Corp.	7,298	217
Daishin Securities Co. Ltd. Prior Pfd.	21,130	133
KT Corp.	135	5
SK Telecom Co. Ltd.	21	3
		628,028
Spain (2.1%)
* Banco Santander SA	9,470,196	79,272
Telefonica SA	4,154,672	60,131
Banco Bilbao Vizcaya Argentaria SA	5,000,465	49,714
Inditex SA	234,709	32,805
Iberdrola SA	4,243,329	22,833
* Repsol SA	819,700	18,281
Ferrovial SA	502,114	8,063
Amadeus IT Holding SA	306,386	7,678
Gas Natural SDG SA	377,560	7,543
* Banco de Sabadell SA	2,661,353	7,140
* Grifols SA	190,467	6,483
Abertis Infraestructuras SA	347,975	5,958
Banco Popular Espanol SA	5,617,552	5,080
ACS Actividades de Construccion y Servicios SA	207,630	4,984
CaixaBank	1,140,594	4,515
Distribuidora Internacional de Alimentacion SA	603,146	4,453
Enagas SA	182,171	4,310
Red Electrica Corp. SA	59,908	3,334
Mapfre SA	793,163	2,440
Bankinter SA	390,135	2,123
Zardoya Otis SA	132,874	2,037
Acciona SA	22,832	1,837
Indra Sistemas SA	133,971	1,755
Endesa SA	73,459	1,749
Acerinox SA	110,948	1,229
Mediaset Espana Comunicacion SA	124,398	937
Corp Financiera Alba SA	14,757	686
Fomento de Construcciones y Contratas SA	40,290	545
^ Banco Espanol de Credito SA	62,761	323
		348,238

Sweden (2.2%)
Telefonaktiebolaget LM Ericsson Class B	2,819,869	32,799
Nordea Bank AB	2,810,963	31,003
Svenska Handelsbanken AB Class A	582,305	23,793
Skandinaviska Enskilda Banken AB Class A	2,050,021	20,535
Hennes & Mauritz AB Class B	553,592	20,370
Swedbank AB Class A	856,095	20,215
Volvo AB Class B	1,305,393	19,320
Sandvik AB	1,193,825	19,153
Atlas Copco AB Class A	601,293	17,129
TeliaSonera AB	2,091,624	15,087
Svenska Cellulosa AB Class B	564,172	13,678
Investor AB Class B	440,340	12,507
Assa Abloy AB Class B	329,186	12,316
SKF AB	402,038	9,970
Atlas Copco AB Class B	382,081	9,744
Electrolux AB Class B	281,921	7,446
Scania AB Class B	347,408	7,129
Swedish Match AB	177,405	6,658
Tele2 AB	368,031	6,601
Getinge AB	193,144	5,960
Hexagon AB Class B	220,051	5,910
Alfa Laval AB	274,912	5,871
Skanska AB Class B	341,561	5,809
Volvo AB Class A	370,788	5,492
* Lundin Petroleum AB	202,764	5,209
Investment AB Kinnevik	195,776	4,522
Boliden AB	237,550	4,391
Industrivarden AB Class A	233,239	4,237
Elekta AB Class B	237,304	3,518
Securitas AB Class B	357,366	3,339
Husqvarna AB	394,310	2,549
^ SSAB AB Class A	266,771	2,204
Ratos AB	209,097	2,016
Modern Times Group AB Class B	50,666	1,854
Industrivarden AB	99,567	1,747
Holmen AB	54,362	1,676
SSAB AB Class B	61,682	441
Scania AB Class A	21,986	439
		372,637
Switzerland (6.0%)
Nestle SA	3,002,905	210,856
Novartis AG	2,397,624	162,982
Roche Holding AG	649,264	143,513
UBS AG	3,559,148	61,814
ABB Ltd.	2,154,484	46,185
Zurich Insurance Group AG	137,444	39,524
Cie Financiere Richemont SA	460,170	37,800
Syngenta AG	86,846	37,347
Credit Suisse Group AG	1,219,444	36,014
Swiss Re AG	343,712	25,554
Transocean Ltd.	338,315	19,187
Holcim Ltd.	229,522	17,866
Swatch Group AG (Bearer)	29,437	16,124
SGS SA	5,596	13,313
Givaudan SA	8,862	9,841
Swisscom AG	19,929	8,839

Geberit AG	35,585	8,324
Julius Baer Group Ltd.	202,730	8,284
Adecco SA	114,095	6,543
Kuehne & Nagel International AG	51,336	6,026
Sonova Holding AG	49,072	5,675
Sulzer AG	33,834	5,321
Aryzta AG	89,904	5,049
Swiss Life Holding AG	32,402	4,875
Lindt & Spruengli AG Regular	118	4,799
Swiss Prime Site AG	56,175	4,749
Swatch Group AG (Registered)	49,456	4,650
EMS-Chemie Holding AG	16,783	4,261
PSP Swiss Property AG	44,432	4,259
Clariant AG	293,466	4,005
Partners Group Holding AG	16,995	3,990
Actelion Ltd.	80,361	3,981
Baloise Holding AG	43,112	3,901
Schindler Holding AG (Registered)	24,522	3,548
GAM Holding AG	204,088	3,364
Lindt & Spruengli AG	873	3,124
Lonza Group AG	51,596	3,036
Schindler Holding AG	16,583	2,460
Pargesa Holding SA	32,393	2,401
Sika AG	945	2,379
Barry Callebaut AG	1,712	1,721
Nobel Biocare Holding AG	149,626	1,567
Banque Cantonale Vaudoise	2,867	1,532
Straumann Holding AG	6,438	866
BKW AG	12,314	428
		1,001,877
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,151,268	73,644
Hon Hai Precision Industry Co. Ltd.	10,955,877	31,367
Formosa Plastics Corp.	5,586,220	15,178
Nan Ya Plastics Corp.	7,167,370	14,581
MediaTek Inc.	1,232,019	13,494
Chunghwa Telecom Co. Ltd. ADR	392,128	12,536
Taiwan Semiconductor Manufacturing Co. Ltd.	3,649,172	12,505
Formosa Chemicals & Fibre Corp.	3,895,210	10,586
China Steel Corp.	10,454,034	9,861
Fubon Financial Holding Co. Ltd.	6,611,861	8,451
Cathay Financial Holding Co. Ltd.	7,462,501	8,320
United Microelectronics Corp. ADR	4,167,784	8,169
Asustek Computer Inc.	687,023	7,874
Delta Electronics Inc.	2,156,818	7,814
Uni-President Enterprises Corp.	4,437,936	7,796
HTC Corp.	777,570	7,669
Chinatrust Financial Holding Co. Ltd.	11,333,555	6,495
Mega Financial Holding Co. Ltd.	7,916,184	6,483
Advanced Semiconductor Engineering Inc. ADR	1,568,516	6,258
Quanta Computer Inc.	2,623,480	6,132
Siliconware Precision Industries Co. ADR	1,187,020	6,089
Taiwan Mobile Co. Ltd.	1,551,648	5,521
Cheng Shin Rubber Industry Co. Ltd.	1,929,192	5,041
* AU Optronics Corp. ADR	1,266,508	5,041
Formosa Petrochemical Corp.	1,731,580	4,995
Yuanta Financial Holding Co. Ltd.	9,141,708	4,958

Taiwan Cement Corp.	3,369,768	4,559
Far Eastern New Century Corp.	3,374,241	3,912
TPK Holding Co. Ltd.	214,422	3,695
* China Development Financial Holding Corp.	12,902,318	3,568
President Chain Store Corp.	651,904	3,523
* Innolux Corp.	6,701,580	3,490
Far EasTone Telecommunications Co. Ltd.	1,328,643	3,380
Taiwan Cooperative Financial Holding	5,597,468	3,120
Hua Nan Financial Holdings Co. Ltd.	5,384,286	3,110
First Financial Holding Co. Ltd.	5,072,218	3,093
Foxconn Technology Co. Ltd.	1,025,394	3,001
Catcher Technology Co. Ltd.	622,153	2,784
SinoPac Financial Holdings Co. Ltd.	6,258,610	2,757
Lite-On Technology Corp.	1,910,264	2,753
Hotai Motor Co. Ltd.	341,000	2,722
Compal Electronics Inc.	3,679,510	2,676
Synnex Technology International Corp.	1,298,990	2,637
MStar Semiconductor Inc.	340,539	2,591
Asia Cement Corp.	1,999,328	2,545
Pou Chen Corp.	2,439,725	2,438
Taishin Financial Holding Co. Ltd.	5,784,883	2,293
Largan Precision Co. Ltd.	85,068	2,226
* Acer Inc.	2,359,822	2,087
Wistron Corp.	1,772,375	2,054
Chang Hwa Commercial Bank	3,524,408	1,947
* Pegatron Corp.	1,435,038	1,902
Yulon Motor Co. Ltd.	985,898	1,830
E.Sun Financial Holding Co. Ltd.	2,909,975	1,667
Taiwan Fertilizer Co. Ltd.	631,000	1,566
Novatek Microelectronics Corp.	377,916	1,504
Taiwan Glass Industry Corp.	1,513,701	1,484
Chicony Electronics Co. Ltd.	529,110	1,466
* Shin Kong Financial Holding Co. Ltd.	5,156,005	1,455
Advanced Semiconductor Engineering Inc.	1,785,847	1,442
Advantech Co. Ltd.	342,105	1,432
Epistar Corp.	727,000	1,383
Unimicron Technology Corp.	1,314,975	1,315
Teco Electric and Machinery Co. Ltd.	1,577,000	1,312
Giant Manufacturing Co. Ltd.	235,625	1,253
Inventec Corp.	3,095,064	1,239
* Walsin Lihwa Corp.	3,122,000	1,053
Formosa Taffeta Co. Ltd.	1,026,000	991
Realtek Semiconductor Corp.	415,612	931
* Taiwan Business Bank	3,033,340	924
Macronix International	2,973,748	855
Feng Hsin Iron & Steel Co.	474,790	853
* Evergreen Marine Corp. Taiwan Ltd.	1,319,993	830
* Eva Airways Corp.	1,265,221	811
Chunghwa Telecom Co. Ltd.	251,207	801
* China Airlines Ltd.	1,822,913	800
Siliconware Precision Industries Co.	697,000	728
Capital Securities Corp.	1,826,231	712
YFY Inc.	1,389,451	671
Taiwan Secom Co. Ltd.	271,000	599
Far Eastern International Bank	1,477,032	599
Oriental Union Chemical Corp.	496,191	587
Eternal Chemical Co. Ltd.	665,056	570

Ton Yi Industrial Corp.	978,600	570
United Microelectronics Corp.	1,411,978	552
Cheng Uei Precision Industry Co. Ltd.	280,591	529
U-Ming Marine Transport Corp.	322,000	521
China Motor Corp.	570,105	520
* Yageo Corp.	1,713,000	504
Waterland Financial Holdings Co. Ltd.	1,466,427	496
* Yang Ming Marine Transport Corp.	1,022,305	494
* Tatung Co. Ltd.	1,750,794	475
* Wan Hai Lines Ltd.	832,702	454
Cathay Real Estate Development Co. Ltd.	897,000	446
Transcend Information Inc.	161,455	441
* President Securities Corp.	750,349	435
Coretronic Corp.	555,386	430
* Winbond Electronics Corp.	1,979,000	384
* AU Optronics Corp.	929,000	378
LITE-ON IT Corp.	357,195	347
Vanguard International Semiconductor Corp.	476,466	346
* Inotera Memories Inc.	1,711,025	288
* Compal Communications Inc.	222,520	240
Nan Ya Printed Circuit Board Corp.	191,395	239
* Tatung Co. Ltd. GDR	11,142	60
		424,533
Thailand (0.6%)
PTT Exploration & Production PCL (Foreign)	1,678,378	9,376
Advanced Info Service PCL (Foreign)	1,301,750	9,004
Kasikornbank PCL (Foreign)	1,112,916	7,466
PTT PCL (Foreign)	539,900	6,193
Siam Commercial Bank PCL (Foreign)	995,486	5,978
CP ALL PCL (Foreign)	3,561,800	5,584
Siam Cement PCL (Foreign)	307,748	4,775
Bangkok Bank PCL (Foreign)	477,829	3,524
PTT Global Chemical PCL (Foreign)	1,264,212	3,391
* PTT PCL	246,272	2,817
* Siam Commercial Bank PCL (Local)	422,800	2,539
Bank of Ayudhya PCL (Foreign)	1,981,253	2,326
Charoen Pokphand Foods PCL (Foreign)	1,947,300	2,269
Krung Thai Bank PCL (Foreign)	2,716,125	2,107
* Big C Supercenter PCL	254,900	1,914
Thai Oil PCL (Foreign)	662,400	1,638
BEC World PCL (Foreign)	573,400	1,391
Central Pattana PCL (Foreign)	451,600	1,291
TMB Bank PCL	17,026,600	1,291
* Glow Energy PCL	465,500	1,233
Airports of Thailand PCL (Foreign)	324,200	1,147
* Banpu PCL (Local)	87,900	1,144
Siam Makro PCL (Foreign)	74,500	1,116
Thai Union Frozen Products PCL (Foreign)	475,636	1,093
Bangkok Dusit Medical Services PCL	245,900	1,057
Charoen Pokphand Foods PCL	879,500	1,047
* Total Access Communication PCL (Local)	341,200	990
* Indorama Ventures PCL	1,121,700	987
* Land and Houses PCL	2,392,600	907
IRPC PCL (Foreign)	5,950,900	878
* BEC World PCL	321,100	779
Total Access Communication PCL (Foreign)	246,500	717
* CP ALL PCL (Local)	457,100	717

* Bank of Ayudhya PCL (Local)	635,500	708
Electricity Generating PCL (Foreign)	130,500	671
* PTT Global Chemical PCL (Local)	240,100	644
Delta Electronics Thai PCL (Foreign)	339,900	404
Siam City Cement PCL (Foreign)	29,100	402
* Siam City Cement PCL (Local)	28,100	388
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	376
* Electricity Generating PCL	68,900	353
* IRPC PCL	2,304,400	340
* Ratchaburi Electricity Generating Holding PCL (Local)	153,200	311
* Thai Airways International PCL (Foreign)	364,302	282
* Central Pattana PCL (Local)	95,900	274
* Airports of Thailand PCL	72,500	256
Big C Supercenter PCL	31,700	229
* Delta Electronics Thailand PCL	139,800	166
* Krung Thai Bank PCL	195,800	151
* Thai Airways International PCL	173,100	134
		94,775
Turkey (0.4%)
Turkiye Garanti Bankasi AS	1,988,112	9,970
Akbank TAS	1,892,021	9,568
Turkiye Halk Bankasi AS	570,446	5,633
* Turkcell Iletisim Hizmetleri AS	803,192	5,020
Turkiye Is Bankasi	1,280,144	4,730
Haci Omer Sabanci Holding AS (Bearer)	744,919	4,293
KOC Holding AS	811,835	4,236
* Turk Hava Yollari	907,191	3,370
BIM Birlesik Magazalar AS	69,275	3,359
Turkiye Vakiflar Bankasi Tao	1,144,872	3,346
Anadolu Efes Biracilik Ve Malt Sanayii AS	216,691	3,237
Tupras Turkiye Petrol Rafinerileri AS	92,724	2,558
* Yapi ve Kredi Bankasi AS	755,100	2,215
Turk Telekomunikasyon AS	498,645	2,091
Eregli Demir ve Celik Fabrikalari TAS	1,433,650	2,038
Coca-Cola Icecek AS	65,747	1,599
Enka Insaat ve Sanayi AS	464,329	1,394
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	667,902	1,181
Arcelik AS	173,146	1,132
Ford Otomotiv Sanayi AS	61,912	704
Tofas Turk Otomobil Fabrikasi AS	116,023	700
Koza Altin Isletmeleri AS	25,285	622
Turkiye Sise ve Cam Fabrikalari AS	334,386	583
* Dogan Sirketler Grubu Holding AS	692,262	425
		74,004
United Kingdom (14.7%)
HSBC Holdings plc	17,136,287	194,872
BP plc	17,726,569	131,223
Vodafone Group plc	45,952,818	125,414
Royal Dutch Shell plc Class A	3,470,653	123,032
GlaxoSmithKline plc	4,586,755	104,918
British American Tobacco plc	1,809,949	94,067
Royal Dutch Shell plc Class B	2,465,007	89,596
Rio Tinto plc	1,320,186	74,584
Diageo plc	2,345,427	69,820
BHP Billiton plc	1,966,768	67,445
Standard Chartered plc	2,238,228	59,512

AstraZeneca plc	1,161,408	56,120
BG Group plc	3,136,122	55,663
SABMiller plc	1,107,524	55,302
Barclays plc	11,333,128	54,412
Unilever plc	1,194,454	48,655
Reckitt Benckiser Group plc	674,418	44,932
Tesco plc	7,477,382	42,260
Xstrata plc	2,095,673	39,248
Anglo American plc London Shares	1,293,739	38,698
National Grid plc	3,385,894	37,075
Prudential plc	2,373,865	36,035
Imperial Tobacco Group plc	911,852	33,907
* Lloyds Banking Group plc	38,646,272	31,633
Glencore International plc	4,915,284	30,683
BT Group plc	7,326,742	28,902
Centrica plc	4,797,535	26,641
Rolls-Royce Holdings plc	1,736,903	26,076
Compass Group plc	1,738,608	21,047
SSE plc	877,965	19,761
WPP plc	1,170,294	18,376
ARM Holdings plc	1,279,512	17,527
Shire plc	522,068	17,465
BAE Systems plc	3,024,592	16,279
Experian plc	933,825	15,974
Aviva plc	2,701,500	15,740
Tullow Oil plc	840,383	15,153
British Sky Broadcasting Group plc	1,157,340	14,971
Pearson plc	751,965	14,230
Old Mutual plc	4,531,468	13,453
Legal & General Group plc	5,433,128	13,121
Reed Elsevier plc	1,142,695	12,437
Standard Life plc	2,197,943	12,054
Wolseley plc	254,435	11,873
Associated British Foods plc	370,014	10,261
Next plc	150,810	9,702
Smith & Nephew plc	836,401	9,645
Kingfisher plc	2,211,788	9,452
J Sainsbury plc	1,767,187	9,259
Land Securities Group plc	717,543	9,139
* Royal Bank of Scotland Group	1,670,262	9,082
WM Morrison Supermarkets plc	2,281,643	9,075
Marks & Spencer Group plc	1,496,330	9,002
Burberry Group plc	418,974	9,001
Carnival plc	202,237	8,198
Randgold Resources Ltd.	87,005	8,195
Capita plc	622,491	7,761
Intertek Group plc	151,429	7,466
United Utilities Group plc	634,345	7,361
InterContinental Hotels Group plc	250,538	7,353
British Land Co. plc	819,417	7,300
Smiths Group plc	364,049	7,083
RSA Insurance Group plc	3,315,670	6,929
Johnson Matthey plc	191,268	6,864
Whitbread plc	164,625	6,710
ITV plc	3,659,923	6,652
Antofagasta plc	364,407	6,608
Petrofac Ltd.	250,908	6,509

	Weir Group plc	203,999	6,421
	Aggreko plc	251,821	6,369
	Sage Group plc	1,160,715	5,944
	GKN plc	1,542,491	5,889
	Severn Trent plc	219,856	5,655
	IMI plc	303,620	5,629
	Tate & Lyle plc	434,906	5,604
*	Rexam plc	744,244	5,533
	Fresnillo plc	208,122	5,471
	Bunzl plc	304,025	5,463
	Resolution Ltd.	1,313,538	5,456
	G4S plc	1,223,041	5,384
	Hammerson plc	659,248	5,075
	Meggitt plc	732,771	5,053
	AMEC plc	293,241	5,025
	Schroders plc (Voting Shares)	160,151	4,921
	Invensys plc	816,896	4,472
	Inmarsat plc	432,402	4,421
	Serco Group plc	469,370	4,127
	John Wood Group plc	321,085	4,095
	Investec plc	525,625	3,847
	Admiral Group plc	197,410	3,834
	3i Group plc	899,857	3,760
	Cobham plc	1,082,983	3,636
	William Hill plc	594,572	3,627
	Drax Group plc	372,360	3,499
	Capital Shopping Centres Group plc	606,136	3,424
	London Stock Exchange Group plc	178,002	3,400
	Aegis Group plc	859,312	3,198
	ICAP plc	610,018	3,155
^,* Lonmin plc		515,504	2,943
	Cairn Energy plc	618,040	2,809
	Ladbrokes plc	783,656	2,639
*	International Consolidated Airlines Group SA (London Shares)	775,434	2,611
	Segro plc	644,154	2,535
	Daily Mail & General Trust plc	266,603	2,534
	Rentokil Initial plc	1,737,042	2,458
	Man Group plc	1,746,839	2,452
	Vedanta Resources plc	122,157	2,333
	TUI Travel plc	491,891	2,266
	Hargreaves Lansdown plc	206,681	2,264
	Kazakhmys plc	189,913	2,198
	Eurasian Natural Resources Corp. plc	396,975	2,075
	Hays plc	1,457,671	2,056
	Ashmore Group plc	309,238	1,752
	Schroders plc	49,484	1,235
*	Essar Energy plc	350,120	725
	African Barrick Gold plc	108,410	611
	Ferrexpo plc	137,551	555
			2,445,231
Total Common Stocks (Cost $15,105,227)			16,601,583

		Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
[4,5] Vanguard Market Liquidity Fund		0.143%		246,110,887	246,111

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Fannie Mae Discount Notes		0.100%	4/3/13	3,000	2,999
8	Federal Home Loan Bank Discount Notes	0.100%	4/15/13	1,000	1,000
6	Freddie Mac Discount Notes	0.125%	2/19/13	2,000	2,000
					5,999
Total Temporary Cash Investments (Cost $252,110)					252,110
Total Investments (101.1%) (Cost $15,357,337)					16,853,693
Other Assets and Liabilities-Net (-1.1%)[5]					(188,932)
Net Assets (100%)					16,664,761

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $185,031,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $19,530,000, representing 0.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $194,343,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $1,800,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

FTSE All-World ex-US Index Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,999,632	—	—
Common Stocks—Other	283,702	14,317,777	472
Temporary Cash Investments	246,111	5,999	—
Futures Contracts—Liabilities[1]	(68)	—	—
Forward Currency Contracts—Assets	—	180	—
Forward Currency Contracts—Liabilities	—	(346)	—
Total	2,529,377	14,323,610	472
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

FTSE All-World ex-US Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	March 2013	76	7,543	407
Eurostoxx 50 Index	March 2013	186	6,845	119
Topix Index	March 2013	49	5,034	246
S&P ASX 200 Index	March 2013	25	3,158	144

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

FTSE All-World ex-US Index Fund

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/20/13	GBP	4,299 USD	6,987	(173)
UBS AG	3/20/13	EUR	4,858 USD	6,435	160
UBS AG	3/12/13	JPY	428,774 USD	4,873	(173)
UBS AG	3/26/13	AUD	2,851 USD	2,943	20
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $15,384,222,000. Net unrealized appreciation of investment securities for tax purposes was $1,469,471,000, consisting of unrealized gains of $2,917,788,000 on securities that had risen in value since their purchase and $1,448,317,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Argentina (0.0%)
Arcos Dorados Holdings Inc. Class A	4,500	62

Australia (3.3%)
BHP Billiton Ltd.	255,821	10,062
Commonwealth Bank of Australia	124,158	8,353
Westpac Banking Corp.	243,219	7,115
Australia & New Zealand Banking Group Ltd.	208,407	5,788
National Australia Bank Ltd.	173,081	4,946
Woolworths Ltd.	101,568	3,309
Rio Tinto Ltd.	38,979	2,707
CSL Ltd.	40,642	2,327
Brambles Ltd.	261,426	2,208
Wesfarmers Ltd.	49,640	1,948
Orica Ltd.	69,359	1,855
Wesfarmers Ltd. Price Protected Shares	45,173	1,827
Woodside Petroleum Ltd.	45,147	1,672
Westfield Group	139,616	1,629
Macquarie Group Ltd.	37,234	1,498
Newcrest Mining Ltd.	59,733	1,463
WorleyParsons Ltd.	53,210	1,403
Reject Shop Ltd.	79,744	1,332
GUD Holdings Ltd.	153,012	1,332
Telstra Corp. Ltd.	245,898	1,180
AMP Ltd.	208,291	1,156
QBE Insurance Group Ltd.	89,103	1,110
Suncorp Group Ltd.	95,842	1,062
Origin Energy Ltd.	78,086	1,026
Aurizon Holdings Ltd.	221,102	916
Insurance Australia Group Ltd.	170,191	890
Fortescue Metals Group Ltd.	172,898	848
Leighton Holdings Ltd.	32,087	694
* Shopping Centres Australasia Property Group	402,685	684
Santos Ltd.	54,496	681
Westfield Retail Trust	166,969	559
DUET Group	226,821	520
Amcor Ltd.	58,725	514
AGL Energy Ltd.	31,821	512
Coca-Cola Amatil Ltd.	35,440	511
Oil Search Ltd.	66,658	509
Transurban Group	76,005	484
Stockland	134,500	484
Iluka Resources Ltd.	41,057	416
carsales.com Ltd.	43,736	405
Spark Infrastructure Group	208,073	381
GPT Group	91,676	363
Sonic Healthcare Ltd.	25,359	361
Crown Ltd.	29,640	358
Goodman Group	74,633	350
Cochlear Ltd.	3,992	336

ASX Ltd.	9,005	329
Primary Health Care Ltd.	69,027	324
Ramsay Health Care Ltd.	10,412	321
GrainCorp Ltd. Class A	25,389	320
Incitec Pivot Ltd.	93,046	314
ALS Ltd.	26,395	310
Lend Lease Group	27,943	302
Computershare Ltd.	26,959	295
APA Group	48,174	290
Seek Ltd.	32,152	282
Mirvac Group	168,766	280
UGL Ltd.	22,674	263
Navitas Ltd.	50,787	262
Dexus Property Group	239,829	261
Iress Ltd.	29,801	260
Asciano Ltd.	49,290	249
James Hardie Industries plc	23,108	246
Metcash Ltd.	60,015	238
^ Flight Centre Ltd.	7,420	235
CFS Retail Property Trust Group	111,755	233
Whitehaven Coal Ltd.	67,077	230
Tatts Group Ltd.	67,497	229
Investa Office Fund	66,681	211
Monadelphous Group Ltd.	7,575	211
FKP Property Group	116,708	208
Aristocrat Leisure Ltd.	50,631	196
Bradken Ltd.	29,923	195
* BlueScope Steel Ltd.	54,843	194
Toll Holdings Ltd.	35,051	193
* Sundance Resources Ltd.	523,712	186
Boral Ltd.	36,188	186
* Regis Resources Ltd.	32,830	179
* Downer EDI Ltd.	37,545	176
Myer Holdings Ltd.	66,718	174
Charter Hall Retail REIT	43,236	172
Treasury Wine Estates Ltd.	34,620	172
PanAust Ltd.	55,538	171
Perpetual Ltd.	4,177	169
Alumina Ltd.	145,931	169
Bendigo and Adelaide Bank Ltd.	17,379	167
Echo Entertainment Group Ltd.	43,687	164
Sims Metal Management Ltd.	16,417	160
* Cudeco Ltd.	35,034	158
Commonwealth Property Office Fund	133,616	155
Adelaide Brighton Ltd.	42,509	150
Sigma Pharmaceuticals Ltd.	209,696	146
Caltex Australia Ltd.	7,023	143
Harvey Norman Holdings Ltd.	69,041	141
David Jones Ltd.	51,454	134
Mineral Resources Ltd.	12,467	134
Bank of Queensland Ltd.	15,300	131
Beach Energy Ltd.	87,355	130
OZ Minerals Ltd.	16,620	121
Tabcorp Holdings Ltd.	37,548	120
* Karoon Gas Australia Ltd.	17,598	119
* Aurora Oil & Gas Ltd.	29,000	115
Ansell Ltd.	6,337	113

	Transfield Services Ltd.	57,532	107
	Challenger Ltd.	26,607	107
	IOOF Holdings Ltd.	12,429	107
^	JB Hi-Fi Ltd.	9,939	103
*	Qantas Airways Ltd.	61,110	98
	Atlas Iron Ltd.	61,964	96
	Mount Gibson Iron Ltd.	105,993	93
	SP AusNet	75,092	90
	Boart Longyear Ltd.	41,694	90
	Macmahon Holdings Ltd.	314,164	89
	Federation Centres	35,463	86
*	Linc Energy Ltd.	33,594	86
*,^ Mesoblast Ltd.		12,513	78
*,^ Lynas Corp. Ltd.		111,800	75
	Resolute Mining Ltd.	53,798	75
*	Perseus Mining Ltd.	36,239	74
	Arrium Ltd.	73,716	74
	New Hope Corp. Ltd.	13,939	62
	DuluxGroup Ltd.	13,950	60
*	Energy Resources of Australia Ltd.	38,157	55
*	Goodman Fielder Ltd.	79,350	55
	CSR Ltd.	26,113	55
*	Aquila Resources Ltd.	16,696	54
*	Paladin Energy Ltd.	36,863	44
	Australian Infrastructure Fund	9,274	30
*	Transpacific Industries Group Ltd.	31,854	26
	Envestra Ltd.	25,608	26
*	Senex Energy Ltd.	36,587	26
*	Coalspur Mines Ltd.	29,796	26
*	Ten Network Holdings Ltd.	66,725	23
*	Energy World Corp. Ltd.	66,725	23
*	Drillsearch Energy Ltd.	16,393	23
	Billabong International Ltd.	20,048	20
*	BGP Holdings PLC	197,753	—
			93,956
Austria (0.1%)
	Voestalpine AG	44,415	1,628
*	Erste Group Bank AG	17,375	585
	OMV AG	7,497	309
	Andritz AG	4,016	264
	Atrium European Real Estate Ltd.	41,152	254
	IMMOFINANZ AG	54,176	237
	Wienerberger AG	20,167	206
	Raiffeisen Bank International AG	3,302	148
	Telekom Austria AG	17,373	129
	Schoeller-Bleckmann Oilfield Equipment AG	1,209	121
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,997	106
	Verbund AG	3,189	68
	Strabag SE	1,787	49
			4,104
Belgium (0.4%)
	Anheuser-Busch InBev NV	63,389	5,577
	Umicore SA	33,567	1,746
	Ageas	29,018	958
	KBC Groep NV	12,241	482
	Recticel SA	59,318	458

UCB SA	6,617	382
Sofina SA	3,883	376
Solvay SA Class A	2,184	343
Groupe Bruxelles Lambert SA	3,986	333
Belgacom SA	8,410	257
Ackermans & van Haaren NV	2,684	249
Delhaize Group SA	4,867	231
Cofinimmo	1,856	224
Telenet Group Holding NV	4,319	204
Befimmo SCA Sicafi	2,451	171
Colruyt SA	3,340	162
Nyrstar (Voting Shares)	21,066	122
D'ieteren SA	1,939	86
NV Bekaert SA	2,304	69
* ThromboGenics NV	414	22
		12,452
Brazil (1.7%)
Cia de Bebidas das Americas ADR	152,321	7,168
Banco Bradesco SA ADR	216,654	3,982
Vale SA Class B ADR	166,245	3,200
Itau Unibanco Holding SA ADR	181,021	3,119
Vale SA Class B ADR	141,024	2,844
Petroleo Brasileiro SA ADR	146,818	2,684
Petroleo Brasileiro SA ADR Type A	146,155	2,644
Embraer SA ADR	64,580	2,129
BRF - Brasil Foods SA	56,824	1,248
BM&FBovespa SA	135,750	950
Banco do Brasil SA	75,493	925
CCR SA	85,900	886
Itausa - Investimentos Itau SA Prior Pfd.	168,873	855
Ultrapar Participacoes SA	26,748	646
Petroleo Brasileiro SA Prior Pfd.	66,992	608
Cielo SA	17,246	488
Oi SA ADR	112,974	464
Cia de Bebidas das Americas	9,840	445
Souza Cruz SA	24,700	409
Banco Santander Brasil SA	54,800	403
Cia Siderurgica Nacional SA ADR	68,170	370
BR Malls Participacoes SA	28,200	365
Cia de Saneamento Basico do Estado de Sao Paulo	8,000	360
Gerdau SA Prior Pfd.	39,500	347
Natura Cosmeticos SA	11,500	310
Petroleo Brasileiro SA	33,046	303
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	6,138	289
Cia Energetica de Minas Gerais Prior Pfd.	26,562	288
Lojas Americanas SA Prior Pfd.	32,131	287
CPFL Energia SA	27,900	284
* Hypermarcas SA	31,512	272
Lojas Renner SA	6,300	252
BR Properties SA	18,900	245
Tractebel Energia SA	13,500	240
Telefonica Brasil SA Prior Pfd.	9,280	234
Klabin SA Prior Pfd.	33,600	230
Gerdau SA ADR	24,626	217
Tim Participacoes SA	45,200	200
Itau Unibanco Holding SA	11,300	190
Localiza Rent a Car SA	10,000	184

Centrais Eletricas Brasileiras SA Prior Pfd.	28,700	182
* JBS SA	46,798	179
Cosan SA Industria e Comercio	7,500	177
Vale SA Prior Pfd.	9,000	175
Bradespar SA Prior Pfd.	11,200	174
Totvs SA	7,800	170
* OGX Petroleo e Gas Participacoes SA	81,600	168
Marcopolo SA Prior Pfd.	24,700	167
WEG SA	12,747	162
CETIP SA - Mercados Organizados	12,607	159
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	30,300	157
Raia Drogasil SA	13,900	155
Anhanguera Educacional Participacoes SA	7,900	154
All America Latina Logistica SA	34,800	152
Cia Hering	7,800	148
Tim Participacoes SA ADR	6,700	147
Cia de Saneamento de Minas Gerais-COPASA	5,900	144
Cia Energetica de Minas Gerais ADR	12,875	141
Diagnosticos da America SA	18,000	128
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,498	128
Lojas Americanas SA	14,276	121
Amil Participacoes SA	7,100	111
Multiplan Empreendimentos Imobiliarios SA	3,800	110
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	106
* Fibria Celulose SA	8,600	105
* Gafisa SA	40,500	101
Cia Paranaense de Energia Prior Pfd.	5,900	97
Centrais Eletricas Brasileiras SA	26,900	96
MRV Engenharia e Participacoes SA	16,600	95
* Marfrig Alimentos SA	18,200	94
PDG Realty SA Empreendimentos e Participacoes	55,900	89
Odontoprev SA	17,400	89
Duratex SA	12,660	88
Embraer SA	10,400	86
Vale SA	4,100	83
Mills Estruturas e Servicos de Engenharia SA	4,800	81
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	9,200	79
Porto Seguro SA	6,472	78
EDP - Energias do Brasil SA	12,600	77
Gerdau SA	9,800	76
Rossi Residencial SA	34,952	74
Cia Energetica de Sao Paulo Prior Pfd.	7,285	72
AES Tiete SA Prior Pfd.	6,800	71
Braskem SA Prior Pfd.	9,400	71
EcoRodovias Infraestrutura e Logistica SA	7,300	65
* B2W Cia Global Do Varejo	8,200	63
Usinas Siderurgicas de Minas Gerais SA	10,800	60
Sul America SA	6,307	59
Contax Participacoes SA Prior Pfd.	4,000	54
Light SA	5,273	54
* HRT Participacoes em Petroleo SA	28,000	53
Oi SA	10,254	52
Cia Energetica do Ceara Prior Pfd.	2,400	52
Santos Brasil Participacoes SA	3,200	51
* Suzano Papel e Celulose SA Prior Pfd. Class A	12,234	45
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	4,608	32
Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	1,573	28

*	MPX Energia SA	5,400	27
*	OSX Brasil SA	4,800	22
	Oi SA Prior Pfd.	3,202	13
			47,611
Canada (4.1%)
	Royal Bank of Canada	111,306	6,932
	Toronto-Dominion Bank	62,660	5,233
	Bank of Nova Scotia	87,873	5,167
	Suncor Energy Inc.	129,760	4,410
	Canadian National Railway Co.	30,878	2,964
	Potash Corp. of Saskatchewan Inc.	69,680	2,960
	Brookfield Asset Management Inc. Class A	75,240	2,777
	Canadian Natural Resources Ltd.	90,760	2,741
	Canadian Imperial Bank of Commerce	32,368	2,700
	Canadian Pacific Railway Ltd.	23,229	2,682
	Barrick Gold Corp.	84,168	2,680
	Enbridge Inc.	56,480	2,483
	TransCanada Corp.	48,002	2,272
^	Bank of Montreal	34,329	2,168
	Goldcorp Inc.	61,086	2,152
	Manulife Financial Corp.	136,000	1,963
	Tim Hortons Inc.	38,967	1,954
	Nexen Inc.	69,180	1,851
	Agrium Inc.	16,051	1,821
*	Valeant Pharmaceuticals International Inc.	27,100	1,797
	Cenovus Energy Inc.	53,274	1,768
*	CGI Group Inc. Class A	65,286	1,752
	Teck Resources Ltd. Class B	43,610	1,589
	Cameco Corp.	69,392	1,496
	Canadian Utilities Ltd. Class A	19,126	1,462
	Sun Life Financial Inc.	45,992	1,342
	Thomson Reuters Corp.	43,601	1,335
	Encana Corp.	60,680	1,173
	Silver Wheaton Corp.	33,700	1,173
*	Catamaran Corp.	20,702	1,074
	Talisman Energy Inc.	83,066	1,038
	Magna International Inc.	18,560	970
	Yamana Gold Inc.	58,300	953
*,^ Research In Motion Ltd.		71,672	928
	National Bank of Canada	11,230	893
	First Quantum Minerals Ltd.	43,500	877
^	Crescent Point Energy Corp.	22,100	855
	Imperial Oil Ltd.	19,290	847
	Kinross Gold Corp.	95,949	787
	Agnico-Eagle Mines Ltd.	16,659	762
	Canadian Oil Sands Ltd.	33,100	697
	Eldorado Gold Corp.	59,705	667
	SNC-Lavalin Group Inc.	13,100	585
	BCE Inc.	13,000	578
	Pacific Rubiales Energy Corp.	24,565	573
	Power Corp. of Canada	21,190	557
	Progressive Waste Solutions Ltd.	24,700	549
	Shoppers Drug Mart Corp.	13,160	546
	Artis REIT	33,100	531
*	New Gold Inc.	53,700	522
	Franco-Nevada Corp.	9,700	518
*	MEG Energy Corp.	14,200	485

Shaw Communications Inc. Class B	20,520	480
Power Financial Corp.	16,160	463
Husky Energy Inc.	14,760	460
^ Pembina Pipeline Corp.	15,600	453
ARC Resources Ltd.	19,000	447
Great-West Lifeco Inc.	16,900	439
Morguard REIT	22,300	429
Intact Financial Corp.	6,500	428
Brookfield Office Properties Inc.	25,800	425
Allied Properties REIT	12,000	415
Rogers Communications Inc. Class B	8,900	414
Fairfax Financial Holdings Ltd.	1,100	395
Primaris Retail REIT	14,400	387
Saputo Inc.	7,600	378
Precision Drilling Corp.	40,900	375
Alimentation Couche Tard Inc. Class B	7,500	366
^ RioCan REIT	13,100	353
Baytex Energy Corp.	7,600	349
Fortis Inc.	9,700	337
* Turquoise Hill Resources Ltd.	42,085	324
Metro Inc.	5,200	323
* Tourmaline Oil Corp.	9,300	316
Bombardier Inc. Class B	79,800	313
Cominar REIT	13,700	308
Astral Media Inc. Class A	6,500	306
Atco Ltd.	3,600	302
Loblaw Cos. Ltd.	7,400	297
IAMGOLD Corp.	35,200	289
Penn West Petroleum Ltd.	28,500	288
IGM Financial Inc.	6,600	288
CI Financial Corp.	10,700	287
Methanex Corp.	7,700	277
Inmet Mining Corp.	3,800	274
Canadian Tire Corp. Ltd. Class A	3,900	271
Onex Corp.	6,100	266
Emera Inc.	7,400	264
* Athabasca Oil Corp.	24,200	257
Dollarama Inc.	4,200	256
Jean Coutu Group PJC Inc. Class A	16,700	254
Vermilion Energy Inc.	4,900	251
* Dundee Corp. Class A	7,200	248
* InterOil Corp.	4,100	245
Gildan Activewear Inc.	6,600	243
Corus Entertainment Inc. Class B	9,700	243
Russel Metals Inc.	8,600	242
RONA Inc.	18,500	225
Empire Co. Ltd. Class A	3,700	223
Aimia Inc.	13,800	222
Finning International Inc.	8,600	220
TransForce Inc.	9,800	218
Stantec Inc.	5,300	217
Bank of Montreal	3,309	209
* Tahoe Resources Inc.	12,800	206
Dundee REIT Class A	5,500	206
Sherritt International Corp.	34,400	203
TELUS Corp.	3,000	203
Quebecor Inc. Class B	4,600	194

	CAE Inc.	17,900	193
	HudBay Minerals Inc.	16,500	192
	George Weston Ltd.	2,600	187
	Peyto Exploration & Development Corp.	8,100	187
	TransAlta Corp.	11,260	181
	Pan American Silver Corp.	10,224	179
	AltaGas Ltd.	5,000	177
	CCL Industries Inc. Class B	3,300	176
*	Canfor Corp.	9,400	173
	Industrial Alliance Insurance & Financial Services Inc.	4,900	171
*	FirstService Corp.	5,800	171
*	Open Text Corp.	2,900	169
	First Capital Realty Inc.	8,900	169
	West Fraser Timber Co. Ltd.	2,100	169
	PetroBakken Energy Ltd.	18,335	162
*	Celtic Exploration Ltd.	6,000	160
	Linamar Corp.	6,200	159
	Maple Leaf Foods Inc.	12,300	158
*	Lundin Mining Corp.	30,700	158
	Mullen Group Ltd.	6,600	152
	Boardwalk REIT	2,300	151
*	Osisko Mining Corp.	21,600	150
	Toromont Industries Ltd.	6,700	149
	Ensign Energy Services Inc.	8,700	149
	Canadian REIT	3,300	149
*	B2Gold Corp.	38,036	146
*	Golden Star Resources Ltd.	90,600	145
	Enerplus Corp.	10,800	145
	MacDonald Dettwiler & Associates Ltd.	2,300	145
	Atlantic Power Corp.	11,600	143
	Laurentian Bank of Canada	3,200	141
	ShawCor Ltd. Class A	3,400	137
	Chartwell Retirement Residences	12,400	135
	Home Capital Group Inc. Class B	2,200	134
	H&R REIT	5,600	133
*,^ Thompson Creek Metals Co. Inc.		32,700	133
	Canadian Western Bank	4,200	130
	Calloway REIT	4,300	128
	Genworth MI Canada Inc.	5,200	126
	AGF Management Ltd. Class B	11,100	125
*	Endeavour Mining Corp.	57,300	122
	Ritchie Bros Auctioneers Inc.	5,500	120
	Cogeco Cable Inc.	2,800	120
*	Great Canadian Gaming Corp.	13,100	120
*	Detour Gold Corp.	5,500	116
	TELUS Corp. Class A	1,700	114
	Bonterra Energy Corp.	2,400	114
*	Celestica Inc.	14,500	113
	Manitoba Telecom Services Inc.	3,400	113
	Reitmans Canada Ltd. Class A	8,700	110
^	Pengrowth Energy Corp.	24,000	109
	Keyera Corp.	2,100	109
	Trilogy Energy Corp.	3,800	108
	Alamos Gold Inc.	6,900	106
	Canadian Apartment Properties REIT	4,100	106
	Trican Well Service Ltd.	7,400	101
*	Imperial Metals Corp.	7,400	100

*	Dundee Precious Metals Inc.	11,000	98
*	Uranium One Inc.	35,900	98
*	AuRico Gold Inc.	13,500	95
	Bonavista Energy Corp.	6,800	92
*	Imax Corp.	3,600	85
	Enerflex Ltd.	6,900	85
*	Paramount Resources Ltd. Class A	2,600	84
^	CML HealthCare Inc.	11,600	82
	Calfrac Well Services Ltd.	3,100	80
*	Silver Standard Resources Inc.	6,500	78
	Trinidad Drilling Ltd.	10,700	77
	Centerra Gold Inc.	8,500	77
*	Legacy Oil & Gas Inc.	10,800	75
*	QLT Inc.	9,400	75
*	First Majestic Silver Corp.	3,800	69
*,^ Westport Innovations Inc.		2,500	68
*	Capstone Mining Corp.	26,300	65
*	Alacer Gold Corp.	14,100	64
*	Aurizon Mines Ltd.	13,800	64
*	Crew Energy Inc.	10,700	64
*	BlackPearl Resources Inc.	20,000	62
	Nevsun Resources Ltd.	14,300	60
	Major Drilling Group International	6,000	60
	Petrominerales Ltd.	6,200	55
*,^ Seabridge Gold Inc.		3,600	53
*	QLT Inc.	6,200	49
*	Bankers Petroleum Ltd.	15,900	49
*	Birchcliff Energy Ltd.	6,600	48
	Just Energy Group Inc.	4,800	48
	Silvercorp Metals Inc.	10,900	48
*	Rubicon Minerals Corp.	19,300	45
	SEMAFO Inc.	16,000	45
	Niko Resources Ltd.	4,000	42
*	NovaGold Resources Inc.	9,000	40
*	Gabriel Resources Ltd.	12,200	31
*	Kirkland Lake Gold Inc.	4,700	29
	North West Co. Inc.	1,100	26
	Bombardier Inc. Class A	6,100	24
*	NuVista Energy Ltd.	4,400	23
	TMX Group Ltd.	264	14
*	Petrobank Energy & Resources Ltd.	8,900	8
			117,732
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	33,182	1,713
	Sociedad Quimica y Minera de Chile SA ADR	11,311	643
	Empresas COPEC SA	37,451	580
	Empresas CMPC SA	117,164	454
	SACI Falabella	36,038	419
	Cencosud SA	49,909	310
	Enersis SA	742,909	296
	Banco de Chile	1,749,300	291
	Empresa Nacional de Electricidad SA	167,940	291
	Banco Santander Chile	3,784,612	288
	Latam Airlines Group SA	10,409	257
	Corpbanca SA	17,536,677	252
	CAP SA	5,685	210
	Vina Concha y Toro SA	102,740	206

	Sonda SA	59,815	203
	Besalco SA	88,861	165
	Banco de Credito e Inversiones	1,933	151
	Salfacorp SA	57,321	141
	Parque Arauco SA	51,189	139
	Ripley Corp. SA	116,780	127
	Sociedad Matriz Banco de Chile Class B	276,858	112
*	Colbun SA	354,353	112
*	Latam Airlines Group SA	4,562	111
	Administradora de Fondos de Pensiones Provida SA	14,890	110
	Cia Cervecerias Unidas SA	6,295	102
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	1,748	100
	Norte Grande SA	9,939,426	97
	ENTEL Chile SA	4,343	94
	AES Gener SA	134,372	92
*	Sociedad Matriz SAAM SA	651,845	83
*	Cia Sud Americana de Vapores SA	583,637	64
*	Banco de Chile	90,666	14
*	Corpbanca SA Rights Exp. 02/14/2013	2,809,616	3
			8,230
China (2.4%)
	China Mobile Ltd.	461,261	5,044
	China Construction Bank Corp.	5,481,060	4,728
	Industrial & Commercial Bank of China Ltd.	5,532,245	4,166
	CNOOC Ltd.	1,541,000	3,171
	Bank of China Ltd.	6,299,800	3,104
	Tencent Holdings Ltd.	78,700	2,749
	PetroChina Co. Ltd.	1,930,000	2,737
	China Life Insurance Co. Ltd.	727,000	2,426
	China Petroleum & Chemical Corp.	1,889,319	2,292
	Hengan International Group Co. Ltd.	177,500	1,780
	Ping An Insurance Group Co. of China Ltd.	186,595	1,674
	China Shenhua Energy Co. Ltd.	386,500	1,662
	Tsingtao Brewery Co. Ltd.	284,823	1,646
	Belle International Holdings Ltd.	628,000	1,397
	China Unicom Hong Kong Ltd.	743,574	1,190
	China Overseas Land & Investment Ltd.	372,480	1,155
	Want Want China Holdings Ltd.	735,000	974
	Agricultural Bank of China Ltd.	1,748,500	952
*	China International Marine Containers Group Co. Ltd.	420,400	894
	Lenovo Group Ltd.	766,000	798
	China Telecom Corp. Ltd.	1,448,034	789
	China Pacific Insurance Group Co. Ltd.	190,800	746
	China National Building Material Co. Ltd.	462,000	737
	Tingyi Cayman Islands Holding Corp.	258,000	725
	China Merchants Bank Co. Ltd.	296,631	711
*,2 People's Insurance Co. Group of China Ltd.		1,140,000	678
	Bank of Communications Co. Ltd.	797,058	677
	China Minsheng Banking Corp. Ltd.	438,300	629
	Kunlun Energy Co. Ltd.	280,000	582
	China CITIC Bank Corp. Ltd.	847,010	578
	PICC Property & Casualty Co. Ltd.	346,600	528
	Hangzhou Steam Turbine Co. Class B	287,357	517
	Beijing Capital International Airport Co. Ltd.	514,000	428
	China Resources Land Ltd.	134,000	408
*	Hunan Nonferrous Metal Corp. Ltd.	1,212,000	392
	China Coal Energy Co. Ltd.	291,000	325

	Inner Mongolia Yitai Coal Co. Ltd. Class B	50,700	295
*	Haier Electronics Group Co. Ltd.	176,000	293
	China State Construction International Holdings Ltd.	218,000	286
	Yuexiu Property Co. Ltd.	799,200	286
	China Communications Construction Co. Ltd.	279,375	284
	China Resources Power Holdings Co. Ltd.	99,400	275
	China Resources Enterprise Ltd.	76,000	272
	Anhui Conch Cement Co. Ltd.	66,000	259
	China Gas Holdings Ltd.	294,000	256
	Digital China Holdings Ltd.	152,000	246
	Sun Art Retail Group Ltd.	168,579	245
	Beijing Enterprises Holdings Ltd.	32,000	231
	Great Wall Motor Co. Ltd.	54,250	221
	ENN Energy Holdings Ltd.	46,000	220
	China Merchants Holdings International Co. Ltd.	62,000	220
	Dongfeng Motor Group Co. Ltd.	134,000	219
	Uni-President China Holdings Ltd.	184,000	216
	Guangzhou R&F Properties Co. Ltd.	117,400	213
	Greentown China Holdings Ltd.	97,879	201
	China Mengniu Dairy Co. Ltd.	68,000	199
	China Foods Ltd.	230,000	199
	China Shanshui Cement Group Ltd.	267,000	196
*	Brilliance China Automotive Holdings Ltd.	144,000	193
	Great Wall Technology Co. Ltd.	922,000	193
	Shenzhen Chiwan Petroleum Class B	108,200	193
	Jiangxi Copper Co. Ltd.	71,000	193
	Dah Chong Hong Holdings Ltd.	166,000	192
	Sino Biopharmaceutical	384,000	191
	Yanzhou Coal Mining Co. Ltd.	106,000	181
	China Oilfield Services Ltd.	80,000	173
	Sino-Ocean Land Holdings Ltd.	209,500	167
	Shimao Property Holdings Ltd.	71,500	158
	Huaneng Power International Inc.	152,000	157
^	Evergrande Real Estate Group Ltd.	296,000	156
	COSCO Pacific Ltd.	96,000	156
	Foshan Huaxin Packaging Co. Ltd. Class B	266,600	155
	CITIC Pacific Ltd.	91,000	146
	Country Garden Holdings Co. Ltd.	273,817	146
	China Vanke Co. Ltd. Class B	66,500	145
*	Haitong Securities Co. Ltd.	84,800	145
*,^ China COSCO Holdings Co. Ltd.		276,500	144
	Zhejiang Expressway Co. Ltd.	160,000	142
	Zhejiang Southeast Electric Power Co. Class B	245,800	141
	China Shipping Development Co. Ltd.	256,000	141
	China BlueChemical Ltd.	176,000	126
	Zijin Mining Group Co. Ltd.	313,301	121
*	Hopson Development Holdings Ltd.	58,000	119
*,^ Byd Co. Ltd.		35,500	119
*,^ Aluminum Corp. of China Ltd.		243,331	117
	Sinopharm Group Co. Ltd.	37,600	115
	Chow Tai Fook Jewellery Group Ltd.	72,000	115
	China Railway Construction Corp. Ltd.	102,626	111
	Longfor Properties Co. Ltd.	58,500	110
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	80,180	109
	China Agri-Industries Holdings Ltd.	176,800	108
	Kingboard Chemical Holdings Ltd.	32,500	107
	Geely Automobile Holdings Ltd.	205,000	107

* Shenzhen Nanshan Power Co. Ltd. Class B	290,400	107
Shenzhen International Holdings Ltd.	800,000	106
China Railway Group Ltd.	184,000	105
^ GCL-Poly Energy Holdings Ltd.	382,000	104
* Poly Property Group Co. Ltd.	136,000	104
* Renhe Commercial Holdings Co. Ltd.	1,164,000	102
Air China Ltd.	116,000	99
Guangzhou Automobile Group Co. Ltd.	117,857	99
BBMG Corp.	103,500	97
Agile Property Holdings Ltd.	68,000	96
Weiqiao Textile Co.	191,000	96
SOHO China Ltd.	106,000	95
Guangdong Investment Ltd.	112,000	93
Zhuzhou CSR Times Electric Co. Ltd.	29,000	93
Shanghai Industrial Holdings Ltd.	26,000	92
Parkson Retail Group Ltd.	117,500	91
Weichai Power Co. Ltd.	21,600	89
Chongqing Rural Commercial Bank	146,000	87
Datang International Power Generation Co. Ltd.	188,000	83
KWG Property Holding Ltd.	108,500	82
* China Taiping Insurance Holdings Co. Ltd.	38,800	82
CSR Corp. Ltd.	98,000	81
Wumart Stores Inc.	40,000	80
Nine Dragons Paper Holdings Ltd.	91,000	80
China Everbright Ltd.	42,000	79
New China Life Insurance Co. Ltd.	20,100	79
Yantai Changyu Pioneer Wine Co. Ltd. Class B	12,633	78
* Semiconductor Manufacturing International Corp.	1,242,000	78
Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	77
Skyworth Digital Holdings Ltd.	124,000	75
Shui On Land Ltd.	154,500	75
CITIC Securities Co. Ltd.	28,000	75
* GOME Electrical Appliances Holding Ltd.	620,720	75
Fosun International Ltd.	106,500	74
China Resources Gas Group Ltd.	32,000	71
Intime Department Store Group Co. Ltd.	54,000	71
Zhaojin Mining Industry Co. Ltd.	45,500	68
China Resources Cement Holdings Ltd.	106,000	68
China Longyuan Power Group Corp.	80,000	67
Jiangsu Expressway Co. Ltd.	64,000	66
Golden Eagle Retail Group Ltd.	30,000	65
Shenzhen Investment Ltd.	140,000	64
* Hi Sun Technology China Ltd.	384,000	64
Shanghai Electric Group Co. Ltd.	152,000	63
* China Shipping Container Lines Co. Ltd.	199,000	61
Lee & Man Paper Manufacturing Ltd.	88,000	59
Huabao International Holdings Ltd.	106,000	58
ZTE Corp.	29,212	57
Ju Teng International Holdings Ltd.	112,000	54
China Southern Airlines Co. Ltd.	88,000	53
^ Vinda International Holdings Ltd.	37,000	51
* China Oil & Gas Group Ltd.	320,000	51
Lijun International Pharmaceutical Holding Ltd.	180,000	51
* China Yurun Food Group Ltd.	68,000	50
Anta Sports Products Ltd.	52,000	49
* Kingdee International Software Group Co. Ltd.	232,000	48
Dongyue Group	71,000	47

	China Liansu Group Holdings Ltd.	66,000	47
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	45
	New World China Land Ltd.	72,000	36
	Guangzhou Pharmaceutical Co. Ltd.	14,000	32
*	China ZhengTong Auto Services Holdings Ltd.	31,000	28
	Beijing Enterprises Water Group Ltd.	110,000	28
	Biostime International Holdings Ltd.	6,500	27
	Daphne International Holdings Ltd.	20,000	26
	Zhongsheng Group Holdings Ltd.	17,000	25
	AviChina Industry & Technology Co. Ltd.	52,000	25
	China Rongsheng Heavy Industries Group Holdings Ltd.	127,000	24
	Minth Group Ltd.	18,000	24
*	United Energy Group Ltd.	140,000	24
	China Communications Services Corp. Ltd.	40,000	24
	CP Pokphand Co. Ltd.	196,000	24
	China Everbright International Ltd.	43,000	24
*	Chaoda Modern Agriculture Holdings Ltd.	132,000	7
			69,247
Colombia (0.1%)
	Bancolombia SA ADR	21,710	1,509
	Ecopetrol SA	267,320	851
	Grupo de Inversiones Suramericana SA	35,111	745
	Almacenes Exito SA	11,369	213
	Isagen SA ESP	104,160	144
	Cementos Argos SA	16,029	99
	Corp Financiera Colombiana SA	4,429	87
	Interconexion Electrica SA ESP	15,254	86
	Grupo Argos SA Prior Pfd.	4,968	63
			3,797
Czech Republic (0.0%)
	CEZ AS	12,643	410
	Komercni Banka AS	1,708	346
	Telefonica Czech Republic AS	3,549	61
			817
Denmark (0.5%)
	Novo Nordisk A/S Class B	32,298	5,946
	Coloplast A/S Class B	46,920	2,475
*	Danske Bank A/S	74,968	1,437
*	Auriga Industries Class B	43,706	862
	AP Moeller - Maersk A/S Class B	85	678
	Carlsberg A/S Class B	5,872	628
	Novozymes A/S	14,012	459
	GN Store Nord A/S	18,498	301
	DSV A/S	10,501	269
	AP Moeller - Maersk A/S Class A	34	257
*	Sydbank A/S	11,263	222
*	Topdanmark A/S	979	215
*	Jyske Bank A/S	5,146	167
	FLSmidth & Co. A/S	2,395	149
*	William Demant Holding A/S	1,178	103
	Pandora A/S	3,564	88
	Tryg A/S	1,023	80
*,^ Vestas Wind Systems A/S		11,842	72
	H Lundbeck A/S	2,918	46
			14,454

Egypt (0.1%)
* Orascom Construction Industries GDR	13,802	515
National Societe Generale Bank SAE	34,545	187
Sidi Kerir Petrochemicals Co.	79,618	156
Commercial International Bank Egypt SAE	28,753	152
Telecom Egypt Co.	55,015	119
* Orascom Telecom Holding SAE GDR	30,107	98
Alexandria Mineral Oils Co.	7,392	76
Egyptian Kuwaiti Holding Co. SAE	50,301	63
* Talaat Moustafa Group	84,619	53
Orascom Telecom Media And Technology Holding SAE GDR	30,107	13
		1,432
Exchange-Traded Fund (0.0%)
3 Vanguard FTSE Emerging Markets ETF	20,417	910

Finland (0.4%)
Sampo	37,914	1,361
^ Nokia Oyj	282,158	1,107
Wartsila OYJ Abp	22,969	1,092
Metso Oyj	20,377	911
Kone Oyj Class B	10,196	841
Outotec Oyj	13,128	826
Nokian Renkaat Oyj	18,868	811
UPM-Kymmene Oyj	65,460	800
Fortum Oyj	24,576	460
Orion Oyj Class B	12,656	353
Pohjola Bank plc Class A	14,770	253
Elisa Oyj	10,310	245
Stora Enso Oyj	31,384	224
Sponda Oyj	44,471	215
Huhtamaki Oyj	11,387	207
YIT Oyj	8,516	188
Konecranes Oyj	5,372	181
Tieto Oyj	8,018	178
Amer Sports Oyj	10,003	159
* Outokumpu Oyj	123,288	128
Kesko Oyj Class B	3,410	112
Neste Oil Oyj	6,334	101
Cargotec Oyj Class B	3,191	90
		10,843
France (3.6%)
Sanofi	100,208	9,769
Total SA	173,074	9,379
LVMH Moet Hennessy Louis Vuitton SA	28,287	5,326
BNP Paribas SA	83,137	5,216
AXA SA	200,747	3,717
Danone SA	51,099	3,540
L'Oreal SA	23,300	3,460
Schneider Electric SA	42,515	3,234
Air Liquide SA	21,827	2,787
* Societe Generale SA	61,468	2,776
GDF Suez	131,227	2,692
Vinci SA	47,248	2,405
Pernod-Ricard SA	18,381	2,301
Vivendi SA	99,315	2,127
Societe BIC SA	13,914	1,872

Unibail-Rodamco SE	7,491	1,769
France Telecom SA	152,890	1,736
Alstom SA	38,518	1,707
ArcelorMittal	93,867	1,611
Carrefour SA	54,936	1,566
Cie de St-Gobain	37,142	1,528
Hermes International	4,699	1,527
Cie Generale d'Optique Essilor International SA	14,322	1,460
PPR	6,412	1,379
Lafarge SA	22,559	1,378
European Aeronautic Defence and Space Co. NV	29,149	1,366
Cie Generale des Etablissements Michelin	14,077	1,309
Technip SA	9,887	1,071
Renault SA	15,920	960
* Credit Agricole SA	88,067	870
Christian Dior SA	4,786	836
Saft Groupe SA	29,684	802
Arkema SA	6,768	767
Legrand SA	15,807	717
Vallourec SA	11,659	633
Bouygues SA	20,052	569
Sodexo	6,160	549
SCOR SE	18,623	536
Societe de la Tour Eiffel	8,528	526
Cap Gemini SA	10,494	506
Safran SA	10,983	504
Publicis Groupe SA	7,491	490
Accor SA	12,551	490
Gemalto NV	5,313	473
* Alcatel-Lucent	280,649	469
SES SA	15,260	467
Dassault Systemes SA	4,057	451
Veolia Environnement SA	31,060	398
Edenred	12,153	389
Electricite de France SA	18,524	356
STMicroelectronics NV	39,763	344
Bureau Veritas SA	2,867	343
Havas SA	49,634	325
* Cie Generale de Geophysique - Veritas	9,719	281
Lagardere SCA	7,785	281
Suez Environnement Co.	21,109	279
Eutelsat Communications SA	8,124	279
Groupe Eurotunnel SA	31,384	267
AtoS	3,648	267
Eurofins Scientific	1,478	264
Zodiac Aerospace	2,156	236
Casino Guichard Perrachon SA	2,266	222
Wendel SA	2,019	219
Valeo SA	4,048	218
Teleperformance	5,376	214
Iliad SA	1,098	203
Metropole Television SA	12,110	203
Imerys SA	3,027	200
Remy Cointreau SA	1,559	199
Klepierre	4,982	196
Orpea	4,455	190
Eiffage SA	4,209	189

Nexans SA	3,624	188
Eurazeo	3,423	181
Natixis	45,078	179
Bourbon SA	5,273	161
Rubis SCA	2,205	160
Thales SA	4,011	144
CNP Assurances	8,083	134
Societe Immobiliere de Location pour l'Industrie et le Commerce	1,206	132
Eramet	929	132
Aeroports de Paris	1,562	129
Neopost SA	2,222	127
Etablissements Maurel et Prom	6,590	122
Fonciere Des Regions	1,422	120
* Peugeot SA	15,267	119
Gecina SA	920	104
SEB SA	1,286	103
ICADE	1,132	100
Societe Television Francaise 1	8,145	98
JCDecaux SA	3,224	90
BioMerieux	917	87
Faurecia	4,590	81
Rexel SA	3,756	80
Ingenico	1,027	65
Mercialys SA	2,574	57
Virbac SA	232	52
Bollore SA	143	52
IPSOS	1,137	45
Alten SA	936	36
* UBISOFT Entertainment	3,353	32
* Altran Technologies SA	4,111	31
Mersen	914	27
Vilmorin & Cie	202	27
Nexity SA	842	26
		101,406
Germany (3.0%)
Siemens AG	69,554	7,621
BASF SE	69,232	7,012
Bayer AG	70,486	6,956
SAP AG	69,305	5,684
Daimler AG	81,327	4,733
Allianz SE	31,774	4,546
Deutsche Bank AG	79,290	4,101
Volkswagen AG Prior Pfd.	13,188	3,265
Deutsche Telekom AG	255,879	3,143
Muenchener Rueckversicherungs AG	14,884	2,734
E.ON SE	154,151	2,680
Deutsche Post AG	106,351	2,497
Deutsche Boerse AG	36,336	2,393
Bayerische Motoren Werke AG	21,766	2,192
Porsche Automobil Holding SE Prior Pfd.	23,609	2,056
RWE AG	43,499	1,636
Linde AG	8,170	1,489
HeidelbergCement AG	22,817	1,438
Fresenius SE & Co. KGaA	10,671	1,298
Fresenius Medical Care AG & Co. KGaA	17,265	1,217
Adidas AG	11,426	1,061
* ThyssenKrupp AG	38,989	946

Henkel AG & Co. KGaA Prior Pfd.	10,632	939
Deutsche Wohnen AG	43,189	831
Henkel AG & Co. KGaA	10,583	785
* Commerzbank AG	355,316	778
K&S AG	16,680	752
Infineon Technologies AG	78,648	709
Continental AG	6,031	708
Beiersdorf AG	7,221	634
Volkswagen AG	1,945	449
Merck KGaA	3,177	442
Lanxess AG	5,075	429
Metro AG	13,722	424
Aurubis AG	5,039	378
Kabel Deutschland Holding AG	4,633	375
Brenntag AG	2,610	372
Deutsche Euroshop AG	8,453	360
GEA Group AG	9,374	340
Fuchs Petrolub AG Prior Pfd.	4,378	335
* QIAGEN NV	15,162	318
MTU Aero Engines Holding AG	3,038	290
ProSiebenSat.1 Media AG Prior Pfd.	8,363	285
Symrise AG	7,946	281
MAN SE	2,228	268
Hannover Rueckversicherung AG	3,238	261
* Sky Deutschland AG	40,581	247
Deutsche Lufthansa AG	11,416	227
Gerry Weber International AG	4,199	204
Wincor Nixdorf AG	3,793	198
* Hochtief AG	3,010	196
Freenet AG	8,860	191
Bilfinger SE	1,777	180
Hugo Boss AG	1,484	174
Stada Arzneimittel AG	4,389	162
Wirecard AG	6,518	148
United Internet AG	6,177	144
Rhoen Klinikum AG	6,770	142
* TUI AG	12,874	140
Suedzucker AG	3,115	133
Leoni AG	2,998	130
Software AG	3,294	127
Axel Springer AG	2,547	119
Fraport AG Frankfurt Airport Services Worldwide	1,948	118
^ SGL Carbon SE	2,453	105
Aixtron SE NA	7,290	100
Salzgitter AG	2,138	100
Puma SE	265	84
* Dialog Semiconductor plc	4,524	81
Celesio AG	3,981	72
Fielmann AG	648	66
Wacker Chemie AG	788	56
KWS Saat AG	75	28
* Morphosys AG	627	26
* Aareal Bank AG	1,092	26
* Sky Deutschland AG Rights Exp. 02/04/2013	40,581	—
		86,165
Greece (0.1%)
* Hellenic Telecommunications Organization SA ADR	264,996	1,077

* National Bank of Greece SA ADR	233,503	362
* Hellenic Telecommunications Organization SA	32,375	272
Coca Cola Hellenic Bottling Co. SA	7,705	200
* Titan Cement Co. SA	6,193	111
OPAP SA	12,689	110
* Bank of Cyprus plc	187,651	63
* Alpha Bank AE	34,944	60
* Aegean Marine Petroleum Network Inc.	8,400	57
		2,312
Hong Kong (1.4%)
AIA Group Ltd.	864,758	3,440
Sun Hung Kai Properties Ltd.	188,735	3,101
Hong Kong Exchanges and Clearing Ltd.	157,800	2,993
Hutchison Whampoa Ltd.	239,000	2,671
Hang Lung Group Ltd.	362,897	2,200
Cheung Kong Holdings Ltd.	105,400	1,729
Hang Seng Bank Ltd.	92,746	1,519
Hong Kong & China Gas Co. Ltd.	431,308	1,222
Jardine Matheson Holdings Ltd.	18,800	1,219
Hongkong Land Holdings Ltd.	147,000	1,150
Sands China Ltd.	217,600	1,098
CLP Holdings Ltd.	124,500	1,058
Prosperity REIT	3,170,000	1,022
Power Assets Holdings Ltd.	113,500	983
Bank of East Asia Ltd.	211,272	868
Wharf Holdings Ltd.	93,600	827
Jardine Strategic Holdings Ltd.	21,500	822
Link REIT	150,500	782
BOC Hong Kong Holdings Ltd.	224,500	775
Li & Fung Ltd.	478,000	670
* Galaxy Entertainment Group Ltd.	137,000	617
Swire Pacific Ltd. Class A	46,352	595
Henderson Land Development Co. Ltd.	68,000	490
New World Development Co. Ltd.	251,000	462
Hang Lung Properties Ltd.	100,000	378
MTR Corp. Ltd.	85,000	351
Sino Land Co. Ltd.	176,280	330
SJM Holdings Ltd.	108,000	295
ASM Pacific Technology Ltd.	20,000	253
Kerry Properties Ltd.	46,000	248
Shangri-La Asia Ltd.	101,519	240
* Wynn Macau Ltd.	85,600	240
Wheelock & Co. Ltd.	42,000	237
Giordano International Ltd.	198,000	201
Techtronic Industries Co.	98,000	199
Hysan Development Co. Ltd.	39,000	196
AAC Technologies Holdings Inc.	50,000	193
First Pacific Co. Ltd.	134,400	173
^ Esprit Holdings Ltd.	116,746	162
Cathay Pacific Airways Ltd.	83,000	161
Luk Fook Holdings International Ltd.	42,000	147
Melco International Development Ltd.	90,000	145
Cheung Kong Infrastructure Holdings Ltd.	21,000	133
PCCW Ltd.	292,000	129
Yue Yuen Industrial Holdings Ltd.	38,000	127
Wing Hang Bank Ltd.	12,000	126
Hopewell Holdings Ltd.	30,000	124

	Swire Properties Ltd.	32,446	119
	Television Broadcasts Ltd.	15,000	111
	VTech Holdings Ltd.	9,600	111
*	G-Resources Group Ltd.	1,914,000	106
	NWS Holdings Ltd.	57,500	103
	Lifestyle International Holdings Ltd.	37,500	96
	Seaspan Corp.	5,000	94
	MGM China Holdings Ltd.	38,800	92
	Orient Overseas International Ltd.	13,000	91
	Xinyi Glass Holdings Ltd.	136,000	89
	Shun Tak Holdings Ltd.	144,000	79
	CITIC Telecom International Holdings Ltd.	220,000	77
*	Foxconn International Holdings Ltd.	183,000	75
	Pacific Basin Shipping Ltd.	126,000	73
*	Lai Sun Development	1,446,000	63
	Man Wah Holdings Ltd.	60,800	56
	SA SA International Holdings Ltd.	60,000	54
	Hutchison Telecommunications Hong Kong Holdings Ltd.	112,000	51
	Vitasoy International Holdings Ltd.	48,000	51
	Value Partners Group Ltd.	72,000	50
	Hong Kong Television Network Ltd.	164,000	50
	Texwinca Holdings Ltd.	52,000	49
	Midland Holdings Ltd.	96,000	49
*	Brightoil Petroleum Holdings Ltd.	236,000	46
	Emperor Watch & Jewellery Ltd.	360,000	45
*	Mongolia Energy Corp. Ltd.	816,000	43
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	19
			39,043
Hungary (0.1%)
	OTP Bank plc	33,682	724
*,^ FHB Mortgage Bank plc		222,958	435
	MOL Hungarian Oil and Gas plc	3,778	325
	Richter Gedeon Nyrt	763	131
			1,615
India (1.0%)
	HDFC Bank Ltd. ADR	97,623	3,926
2	Reliance Industries Ltd. GDR	115,475	3,867
	Infosys Ltd. ADR	69,904	3,685
	ITC Ltd.	250,469	1,449
	Housing Development Finance Corp.	67,676	1,001
	ICICI Bank Ltd.	39,465	881
	Oil & Natural Gas Corp. Ltd.	137,167	876
	Larsen & Toubro Ltd.	23,231	674
	Bharti Airtel Ltd.	104,872	670
	Axis Bank Ltd.	16,418	465
	Bajaj Auto Ltd.	11,495	438
	Wipro Ltd.	51,353	397
	Tata Consultancy Services Ltd.	15,573	394
	Hindustan Unilever Ltd.	43,616	388
	Yes Bank Ltd.	39,530	388
	Federal Bank Ltd.	36,038	343
	Cairn India Ltd.	50,775	309
	LIC Housing Finance Ltd.	57,441	304
	Tata Motors Ltd.	48,955	272
	Titan Industries Ltd.	48,049	252
	NTPC Ltd.	81,834	242

Cipla Ltd.	30,059	230
Sun Pharmaceutical Industries Ltd.	16,443	222
State Bank of India GDR	2,330	219
Apollo Hospitals Enterprise Ltd.	14,411	219
Coal India Ltd.	31,207	207
Kotak Mahindra Bank Ltd.	15,566	199
Lupin Ltd.	17,157	195
Ultratech Cement Ltd.	5,215	187
United Spirits Ltd.	5,459	185
Grasim Industries Ltd.	3,156	178
Mahindra & Mahindra Ltd.	10,637	178
Petronet LNG Ltd.	61,098	174
IDFC Ltd.	53,810	172
Bharat Petroleum Corp. Ltd.	22,140	171
Dr Reddy's Laboratories Ltd.	4,486	161
Hindalco Industries Ltd.	72,576	159
Power Grid Corp. of India Ltd.	75,181	156
Bharat Heavy Electricals Ltd.	36,280	155
Jindal Steel & Power Ltd.	19,145	151
Punjab National Bank	8,346	143
Maruti Suzuki India Ltd.	4,727	141
Indiabulls Financial Services Ltd.	22,872	141
HCL Technologies Ltd.	10,847	141
Nestle India Ltd.	1,572	140
Canara Bank	15,022	136
Hindustan Petroleum Corp. Ltd.	21,982	136
Hero Motocorp Ltd.	3,946	135
Asian Paints Ltd.	1,552	131
GAIL India Ltd.	19,685	127
Siemens Ltd.	10,185	126
DLF Ltd.	23,878	125
* Wockhardt Ltd.	3,362	110
Infosys Ltd.	2,004	105
Union Bank of India	21,229	102
Zee Entertainment Enterprises Ltd.	22,944	99
JSW Steel Ltd.	5,939	99
Ambuja Cements Ltd.	23,209	89
Colgate-Palmolive India Ltd.	3,469	88
Tata Steel Ltd.	11,558	88
Sterlite Industries India Ltd.	40,256	86
Tata Power Co. Ltd.	41,810	79
Rural Electrification Corp. Ltd.	17,514	79
* Idea Cellular Ltd.	37,340	79
Jaiprakash Associates Ltd.	48,036	79
Bajaj Holdings and Investment Ltd.	4,212	77
State Bank of India	1,589	73
Sesa Goa Ltd.	20,167	71
Bank of Baroda	4,248	69
Indian Oil Corp. Ltd.	11,142	69
Cummins India Ltd.	7,352	68
Reliance Infrastructure Ltd.	6,838	66
Adani Enterprises Ltd.	13,726	65
Tata Chemicals Ltd.	9,174	62
Adani Ports and Special Economic Zone	20,483	58
* Ranbaxy Laboratories Ltd.	6,690	56
* Satyam Computer Services Ltd.	11,808	27

* Reliance Power Ltd.	11,690	20
		28,324
Indonesia (0.3%)
Astra International Tbk PT	3,225,030	2,435
Bank Central Asia Tbk PT	1,832,728	1,816
Bank Mandiri Persero Tbk PT	1,011,916	941
Telekomunikasi Indonesia Persero Tbk PT	728,588	730
Bank Rakyat Indonesia Persero Tbk PT	618,878	505
Lippo Karawaci Tbk PT	3,791,500	401
United Tractors Tbk PT	149,060	303
Semen Indonesia Persero Tbk PT	158,000	256
Perusahaan Gas Negara Persero Tbk PT	499,000	240
Kalbe Farma Tbk PT	1,900,000	212
Unilever Indonesia Tbk PT	83,000	188
Charoen Pokphand Indonesia Tbk PT	451,000	180
Gudang Garam Tbk PT	30,500	162
Ramayana Lestari Sentosa Tbk PT	1,347,500	162
AKR Corporindo Tbk PT	346,500	138
Bank Danamon Indonesia Tbk PT	203,000	127
Bisi International PT	1,501,500	123
Bank Negara Indonesia Persero Tbk PT	298,130	120
Indocement Tunggal Prakarsa Tbk PT	53,000	118
Intiland Development Tbk PT	3,349,500	115
Adaro Energy Tbk PT	670,500	114
Indofood Sukses Makmur Tbk PT	174,000	108
Bhakti Investama Tbk PT	1,711,000	87
Media Nusantara Citra Tbk PT	342,500	84
Bumi Resources Tbk PT	1,110,500	78
Tambang Batubara Bukit Asam Persero Tbk PT	46,500	74
Indo Tambangraya Megah Tbk PT	16,500	70
Indosat Tbk PT	100,000	70
Gajah Tunggal Tbk PT	240,000	56
Astra Agro Lestari Tbk PT	26,500	51
* Berlian Laju Tanker Tbk PT	968,000	20
Bakrie Sumatera Plantations Tbk PT	1,400,492	13
* Bakrie and Brothers Tbk PT	2,173,500	11
* Bakrie Telecom Tbk PT	1,602,000	8
		10,116
Ireland (0.2%)
DCC plc	32,735	1,071
CRH plc	44,313	955
* Elan Corp. plc	54,670	577
Glanbia plc	32,762	366
Kerry Group plc Class A	6,964	365
* Bank of Ireland	1,616,924	312
C&C Group plc	41,891	273
Ryanair Holdings plc	30,515	228
Kingspan Group plc	13,719	159
Paddy Power plc	1,847	153
* Kenmare Resources plc	152,754	81
Smurfit Kappa Group plc	4,641	64
* Prothena Corp. plc	277	2
		4,606
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	66,087	2,511
Strauss Group Ltd.	118,276	1,470

* Check Point Software Technologies Ltd.	21,069	1,053
Israel Chemicals Ltd.	30,269	402
* Bank Leumi Le-Israel BM	74,996	251
* Mellanox Technologies Ltd.	4,539	230
* Bank Hapoalim BM	50,246	212
* Delek Drilling - LP	42,099	163
Bezeq The Israeli Telecommunication Corp. Ltd.	106,087	124
* NICE Systems Ltd.	3,265	120
Israel Corp. Ltd.	121	83
* Israel Discount Bank Ltd. Class A	44,295	74
* Isramco Negev 2 LP	424,829	70
* EZchip Semiconductor Ltd.	2,092	63
Delek Group Ltd.	112	28
Elbit Systems Ltd.	665	26
* Mizrahi Tefahot Bank Ltd.	2,413	26
* Ratio Oil Exploration 1992 LP	262,226	24
		6,930
Italy (1.0%)
Eni SPA	212,052	5,297
Enel SPA	543,470	2,370
Fiat Industrial SPA	173,877	2,238
Assicurazioni Generali SPA	116,656	2,233
* UniCredit SPA	340,761	2,200
Intesa Sanpaolo SPA (Registered)	894,755	1,824
Telecom Italia SPA (Registered)	1,156,700	1,148
Saipem SPA	32,173	913
Tenaris SA ADR	17,184	723
Terna Rete Elettrica Nazionale SPA	148,813	627
Atlantia SPA	30,077	555
Snam SPA	89,709	453
Italcementi SPA	75,291	424
Luxottica Group SPA	8,500	392
* Fiat SPA	49,363	302
Prada SPA	32,300	290
Exor SPA	8,697	257
Telecom Italia SPA (Bearer)	297,734	254
* Banco Popolare SC	120,080	250
Tenaris SA	11,781	247
Recordati SPA	23,910	245
Unione di Banche Italiane SCPA	46,856	245
ERG SPA	23,997	235
Prysmian SPA	10,879	232
^ DiaSorin SPA	5,622	219
Enel Green Power SPA	102,952	212
Tod's SPA	1,503	205
* Yoox SPA	9,731	186
* Sorin SPA	69,863	178
Mediaset SPA	67,848	178
Banca Popolare dell'Emilia Romagna Scrl	18,643	165
Autogrill SPA	13,384	164
Mediobanca SPA	21,979	162
Mediolanum SPA	25,893	162
* Finmeccanica SPA	21,830	143
* Banca Popolare di Milano Scarl	204,721	137
* Fondiaria-Sai SPA	70,438	125
* Societa Cattolica di Assicurazioni SCRL	6,519	120
Pirelli & C. SPA	9,768	120

	Banca Popolare di Sondrio SCARL	16,522	119
	Davide Campari-Milano SPA	14,902	116
	A2A SPA	144,973	97
*,^ Banca Monte dei Paschi di Siena SPA		274,915	92
*	Unipol Gruppo Finanziario SPA Prior Pfd.	34,070	79
*	Cam Finanziaria SPA	62,782	67
^	Banca Carige SPA	45,308	51
*,^ RCS MediaGroup SPA		29,366	47
	MARR SPA	2,474	28
	De'Longhi SPA	1,628	26
	Parmalat SPA	10,253	26
			27,178
Japan (6.8%)
	Toyota Motor Corp.	191,830	9,163
	Mitsubishi UFJ Financial Group Inc.	1,069,351	6,082
	Sumitomo Mitsui Financial Group Inc.	112,448	4,516
	Honda Motor Co. Ltd.	110,700	4,184
	Canon Inc.	101,800	3,707
	Japan Tobacco Inc.	101,200	3,158
	Mizuho Financial Group Inc.	1,570,707	3,135
	Mitsubishi Estate Co. Ltd.	128,000	3,100
	Takeda Pharmaceutical Co. Ltd.	55,100	2,831
	FANUC Corp.	17,400	2,715
	KDDI Corp.	34,500	2,567
	Softbank Corp.	70,200	2,501
	NTT DOCOMO Inc.	1,585	2,403
	Mitsui & Co. Ltd.	156,900	2,371
	Mitsubishi Corp.	105,300	2,222
	Komatsu Ltd.	82,900	2,205
	East Japan Railway Co.	32,600	2,201
	Nippon Telegraph & Telephone Corp.	50,700	2,123
	Shin-Etsu Chemical Co. Ltd.	34,448	2,107
	Hitachi Ltd.	343,000	2,035
	Bridgestone Corp.	75,090	1,969
	Daito Trust Construction Co. Ltd.	19,500	1,921
	Murata Manufacturing Co. Ltd.	30,800	1,899
	Nomura Holdings Inc.	314,300	1,799
	ITOCHU Corp.	146,700	1,659
	Isuzu Motors Ltd.	255,000	1,599
	Seven & I Holdings Co. Ltd.	52,200	1,586
	Astellas Pharma Inc.	31,000	1,578
	Nissan Motor Co. Ltd.	152,201	1,558
	Mitsubishi Heavy Industries Ltd.	283,870	1,518
	Sumitomo Mitsui Trust Holdings Inc.	401,460	1,483
	Nippon Steel & Sumitomo Metal Corp.	517,745	1,433
	Pronexus Inc.	240,700	1,362
	Tokio Marine Holdings Inc.	45,800	1,353
	Dai-ichi Life Insurance Co. Ltd.	940	1,347
	Kyocera Corp.	14,600	1,322
	Denso Corp.	35,100	1,315
	Mitsubishi Electric Corp.	156,000	1,293
	Mitsui Fudosan Co. Ltd.	56,000	1,280
	Japan Transcity Corp.	328,000	1,274
	Sony Corp.	83,300	1,246
^	Kyoritsu Maintenance Co. Ltd.	50,000	1,231
	Panasonic Corp.	176,255	1,160
	Nippon Parking Development Co. Ltd.	17,056	1,146

Shibusawa Warehouse Co. Ltd.	328,000	1,128
Toshiba Corp.	248,000	1,104
ORIX Corp.	10,296	1,101
Keyence Corp.	3,946	1,095
Mitsubishi Kakoki Kaisha Ltd.	574,000	1,083
* Olympus Corp.	48,300	1,072
Kao Corp.	36,100	1,036
Inpex Corp.	178	1,031
Aeon Mall Co. Ltd.	41,800	1,009
Sumitomo Realty & Development Co. Ltd.	32,846	1,001
JFE Holdings Inc.	46,500	993
Asahi Organic Chemicals Industry Co. Ltd.	410,000	979
Resona Holdings Inc.	219,306	977
MS&AD Insurance Group Holdings	45,291	949
Daiichi Sankyo Co. Ltd.	55,200	935
Fast Retailing Co. Ltd.	3,500	920
Fukuyama Transporting Co. Ltd.	178,000	910
Yaskawa Electric Corp.	93,263	871
* Mazda Motor Corp.	317,000	858
Japan Pure Chemical Co. Ltd.	328	854
^ Kintetsu Corp.	204,000	838
Nippon Valqua Industries Ltd.	328,000	823
Duskin Co. Ltd.	40,700	774
JX Holdings Inc.	130,807	772
Otsuka Holdings Co. Ltd.	23,700	765
Eisai Co. Ltd.	17,400	761
Unicharm Corp.	14,100	748
Central Japan Railway Co.	8,500	743
Daiwa Securities Group Inc.	126,000	733
Suzuki Motor Corp.	27,781	729
Hakuto Co. Ltd.	77,800	715
^ Kourakuen Corp.	49,600	702
Nintendo Co. Ltd.	7,200	701
NKSJ Holdings Inc.	32,875	691
Yamada Denki Co. Ltd.	17,700	682
Yahoo Japan Corp.	1,722	675
Taisei Lamick Co. Ltd.	24,600	667
Sumitomo Corp.	49,400	639
Nikon Corp.	22,300	638
FUJIFILM Holdings Corp.	31,600	630
Sumitomo Heavy Industries Ltd.	142,000	627
Chubu Electric Power Co. Inc.	49,200	621
Fujikura Kasei Co. Ltd.	146,200	617
Daikin Industries Ltd.	16,079	614
Toho Co. Ltd.	164,000	583
Tokyo Gas Co. Ltd.	123,000	580
Yakult Honsha Co. Ltd.	13,200	556
^ Shochiku Co. Ltd.	50,000	556
Fuji Heavy Industries Ltd.	40,000	541
Nippon Chemiphar Co. Ltd.	82,000	541
Nifco Inc.	25,800	536
Asahi Group Holdings Ltd.	24,500	521
Ajinomoto Co. Inc.	38,000	515
Nidec Corp.	8,900	509
Sumitomo Electric Industries Ltd.	44,800	504
Kansai Electric Power Co. Inc.	52,600	501
Kirin Holdings Co. Ltd.	40,000	500

Yushiro Chemical Industry Co. Ltd.	51,600	497
SMC Corp.	2,800	485
Sumitomo Metal Mining Co. Ltd.	31,000	482
Marubeni Corp.	65,628	482
Fujitsu Ltd.	114,906	465
Secom Co. Ltd.	9,300	464
Mochida Pharmaceutical Co. Ltd.	36,000	462
Kiyo Holdings Inc.	308,000	455
Osaka Gas Co. Ltd.	120,000	450
Hoya Corp.	23,100	446
Daiwa House Industry Co. Ltd.	24,000	441
Ricoh Co. Ltd.	39,000	434
LIXIL Group Corp.	18,600	432
KYORIN Holdings Inc.	21,000	428
Kissei Pharmaceutical Co. Ltd.	22,400	422
Hitachi Zosen Corp.	260,000	415
Nitto Denko Corp.	7,300	413
* NEC Corp.	159,000	388
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	386
Kubota Corp.	33,000	377
Toray Industries Inc.	65,000	375
Aeon Co. Ltd.	31,600	358
FP Corp.	5,500	355
Hankyu Hanshin Holdings Inc.	62,000	338
Aisin Seiki Co. Ltd.	10,300	337
T&D Holdings Inc.	26,100	322
Shionogi & Co. Ltd.	17,900	320
Oriental Land Co. Ltd.	2,400	319
Lawson Inc.	4,400	319
Asahi Glass Co. Ltd.	47,000	312
Tokyo Electron Ltd.	7,200	310
JSR Corp.	15,600	308
Sega Sammy Holdings Inc.	17,300	306
Asahi Kasei Corp.	52,000	300
Chugoku Electric Power Co. Inc.	22,700	299
Yamato Holdings Co. Ltd.	17,700	297
Terumo Corp.	6,800	297
West Japan Railway Co.	7,500	296
Omron Corp.	12,100	288
Dena Co. Ltd.	9,000	285
Tobu Railway Co. Ltd.	53,000	285
JGC Corp.	10,000	283
Odakyu Electric Railway Co. Ltd.	28,000	280
Shiseido Co. Ltd.	20,100	278
* Tokyo Electric Power Co. Inc.	117,800	274
Dentsu Inc.	9,800	274
Shimano Inc.	3,900	266
Makita Corp.	5,400	263
Kyushu Electric Power Co. Inc.	27,100	261
Mitsubishi Chemical Holdings Corp.	55,484	257
Tokyu Corp.	47,000	256
Kuraray Co. Ltd.	19,500	251
Bank of Yokohama Ltd.	52,000	248
* Mitsubishi Motors Corp.	238,000	247
Trend Micro Inc.	8,400	245
Shizuoka Bank Ltd.	26,000	245
Ono Pharmaceutical Co. Ltd.	4,600	242

Hitachi Construction Machinery Co. Ltd.	10,000	230
Shinsei Bank Ltd.	111,000	227
Chugai Pharmaceutical Co. Ltd.	11,000	226
TDK Corp.	6,100	226
* Tohoku Electric Power Co. Inc.	27,700	226
Electric Power Development Co. Ltd.	9,800	225
Chiba Bank Ltd.	35,000	218
^ Sharp Corp.	64,000	218
Marui Group Co. Ltd.	26,800	218
Nippon Meat Packers Inc.	16,000	217
Yokohama Rubber Co. Ltd.	28,000	216
Toyota Industries Corp.	6,400	213
Ibiden Co. Ltd.	14,900	212
Nissan Chemical Industries Ltd.	17,500	212
Dai Nippon Printing Co. Ltd.	26,000	210
Sekisui House Ltd.	19,000	209
Anritsu Corp.	16,000	205
Sekisui Chemical Co. Ltd.	21,000	202
Credit Saison Co. Ltd.	9,400	199
Kawasaki Heavy Industries Ltd.	64,000	198
Stanley Electric Co. Ltd.	12,000	196
Mitsubishi Materials Corp.	61,340	196
Casio Computer Co. Ltd.	22,700	196
Nomura Research Institute Ltd.	8,500	195
Konami Corp.	9,200	195
Aozora Bank Ltd.	68,901	194
Hirose Electric Co. Ltd.	1,600	190
Mitsui OSK Lines Ltd.	57,397	189
Jafco Co. Ltd.	5,400	187
Keikyu Corp.	22,000	187
J Front Retailing Co. Ltd.	34,000	187
JTEKT Corp.	17,400	186
Keio Corp.	25,000	186
Advantest Corp.	13,600	185
Fukuoka Financial Group Inc.	43,000	181
* Kenedix Inc.	569	178
Rohm Co. Ltd.	5,300	176
Nissin Foods Holdings Co. Ltd.	4,600	175
Benesse Holdings Inc.	4,000	174
* Sankyo Tateyama Inc.	8,200	172
NTT Data Corp.	56	171
Dainippon Sumitomo Pharma Co. Ltd.	12,100	171
Nippon Express Co. Ltd.	41,000	169
Toppan Printing Co. Ltd.	27,000	168
Toyobo Co. Ltd.	105,000	167
Koito Manufacturing Co. Ltd.	10,000	167
Daihatsu Motor Co. Ltd.	8,000	166
Yamaha Motor Co. Ltd.	13,000	165
Fujikura Ltd.	53,000	165
Sumitomo Chemical Co. Ltd.	55,492	162
Konica Minolta Holdings Inc.	20,000	160
Joyo Bank Ltd.	34,000	159
Nippon Yusen KK	66,000	158
FamilyMart Co. Ltd.	3,900	157
Rinnai Corp.	2,200	156
Toyota Tsusho Corp.	6,500	155
^ Gree Inc.	10,300	153

IHI Corp.	59,000	153
Isetan Mitsukoshi Holdings Ltd.	15,400	152
NGK Insulators Ltd.	13,000	151
NET One Systems Co. Ltd.	15,600	150
Tokyu Land Corp.	21,000	150
Sony Financial Holdings Inc.	8,800	149
Santen Pharmaceutical Co. Ltd.	3,500	144
Ship Healthcare Holdings Inc.	5,000	143
* Kobe Steel Ltd.	115,000	142
NSK Ltd.	20,000	142
Sotetsu Holdings Inc.	42,000	140
USS Co. Ltd.	1,250	140
Brother Industries Ltd.	13,100	139
Hokuto Corp.	7,400	139
Shikoku Electric Power Co. Inc.	11,300	139
Izumi Co. Ltd.	6,500	139
Obayashi Corp.	27,000	138
MEIJI Holdings Co. Ltd.	3,117	138
Tokyo Tatemono Co. Ltd.	29,000	136
Wacoal Holdings Corp.	13,000	136
Toho Holdings Co. Ltd.	7,000	135
Kakaku.com Inc.	3,592	134
Hisamitsu Pharmaceutical Co. Inc.	2,500	134
Keisei Electric Railway Co. Ltd.	15,000	133
TonenGeneral Sekiyu KK	15,000	131
Suruga Bank Ltd.	10,000	130
All Nippon Airways Co. Ltd.	66,000	129
* Kawasaki Kisen Kaisha Ltd.	68,000	129
COMSYS Holdings Corp.	10,700	129
Taiheiyo Cement Corp.	47,000	128
Nisshin Seifun Group Inc.	10,500	128
Mitsubishi Gas Chemical Co. Inc.	19,000	127
Oji Holdings Corp.	39,000	126
Hino Motors Ltd.	12,000	126
Toho Co. Ltd.	6,500	125
Calbee Inc.	1,500	123
Namco Bandai Holdings Inc.	8,600	123
Kansai Paint Co. Ltd.	11,000	122
Hokkaido Electric Power Co. Inc.	12,500	120
Kikkoman Corp.	8,000	120
Taisei Corp.	40,000	119
Keihan Electric Railway Co. Ltd.	26,000	119
Nitori Holdings Co. Ltd.	1,550	118
THK Co. Ltd.	6,800	118
DIC Corp.	59,000	117
Alps Electric Co. Ltd.	20,000	117
MediPal Holdings Corp.	9,200	117
Sojitz Corp.	77,248	116
H2O Retailing Corp.	14,000	115
Hamamatsu Photonics KK	3,000	115
Asics Corp.	8,000	114
Toyo Seikan Kaisha Ltd.	8,900	114
Kyowa Hakko Kirin Co. Ltd.	12,000	113
Chiyoda Corp.	9,000	113
Toho Gas Co. Ltd.	21,000	112
* Aiful Corp.	16,150	112
Park24 Co. Ltd.	6,200	112

Kajima Corp.	37,000	111
Toyo Suisan Kaisha Ltd.	4,000	111
UNY Co. Ltd.	14,900	110
Chugoku Bank Ltd.	8,000	110
Nihon Kohden Corp.	3,400	108
Ezaki Glico Co. Ltd.	11,000	108
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,380	108
Nippon Paint Co. Ltd.	12,000	108
Sankyo Co. Ltd.	2,700	108
Bank of Kyoto Ltd.	13,000	108
Mitsubishi Tanabe Pharma Corp.	8,000	107
Capcom Co. Ltd.	6,600	107
Iyo Bank Ltd.	13,000	106
Dowa Holdings Co. Ltd.	15,000	106
Mitsubishi Logistics Corp.	7,000	105
Don Quijote Co. Ltd.	2,600	104
Japan Petroleum Exploration Co.	2,800	103
Hakuhodo DY Holdings Inc.	1,510	103
TOTO Ltd.	13,000	103
* Pioneer Corp.	41,100	103
Air Water Inc.	8,000	102
Hulic Co. Ltd.	16,100	102
* Orient Corp.	27,000	101
Shimizu Corp.	31,000	100
Kurita Water Industries Ltd.	5,100	100
* Acom Co. Ltd.	3,830	100
Miraca Holdings Inc.	2,400	100
Amada Co. Ltd.	16,000	100
Shimamura Co. Ltd.	1,000	98
Daicel Corp.	14,000	98
Aeon Credit Service Co. Ltd.	4,700	98
Yokogawa Electric Corp.	8,700	97
Yamaguchi Financial Group Inc.	10,000	96
Takashimaya Co. Ltd.	13,000	96
Tsumura & Co.	2,900	95
Mitsui Chemicals Inc.	40,000	95
Hokuriku Electric Power Co.	8,500	94
Hiroshima Bank Ltd.	22,000	94
Taiyo Nippon Sanso Corp.	14,000	93
Kagome Co. Ltd.	5,000	93
Nagoya Railroad Co. Ltd.	34,000	93
Nippon Electric Glass Co. Ltd.	19,000	92
Sanrio Co. Ltd.	2,292	91
Hachijuni Bank Ltd.	18,000	90
NOK Corp.	6,000	90
SBI Holdings Inc.	10,640	88
Kewpie Corp.	6,600	88
Alfresa Holdings Corp.	2,000	88
Teijin Ltd.	38,000	87
Gunma Bank Ltd.	18,000	87
Maruichi Steel Tube Ltd.	3,800	85
Aoyama Trading Co. Ltd.	4,300	84
Takara Holdings Inc.	10,000	84
Denki Kagaku Kogyo KK	23,000	83
Hoshizaki Electric Co. Ltd.	2,782	83
K's Holdings Corp.	3,042	83
Hyakujushi Bank Ltd.	22,000	82

Kamigumi Co. Ltd.	10,000	81
Hokuhoku Financial Group Inc.	50,000	81
Citizen Holdings Co. Ltd.	14,200	81
* Sumco Corp.	7,800	81
Takaoka Toko Holdings Co. Ltd.	4,800	81
Japan Steel Works Ltd.	14,000	81
Sumitomo Osaka Cement Co. Ltd.	24,000	80
* Haseko Corp.	83,500	80
Nippon Kayaku Co. Ltd.	7,000	79
NHK Spring Co. Ltd.	9,000	79
Idemitsu Kosan Co. Ltd.	900	79
Yamaha Corp.	7,400	78
Zeon Corp.	9,000	78
Nishi-Nippon City Bank Ltd.	30,000	78
Yamato Kogyo Co. Ltd.	2,700	77
Nippon Shokubai Co. Ltd.	8,000	77
Showa Denko KK	50,000	76
Sumitomo Rubber Industries Ltd.	5,700	76
Daido Steel Co. Ltd.	17,000	76
Mitsui Mining & Smelting Co. Ltd.	29,000	74
Shimadzu Corp.	11,000	74
Ube Industries Ltd.	35,000	73
Mabuchi Motor Co. Ltd.	1,600	72
Square Enix Holdings Co. Ltd.	5,600	70
Nanto Bank Ltd.	16,000	70
Hitachi Chemical Co. Ltd.	4,900	69
* Nisshin Steel Holdings Co. Ltd.	9,200	69
Hitachi Metals Ltd.	8,000	69
* Jeol Ltd.	18,000	68
Seino Holdings Co. Ltd.	10,000	68
Ryohin Keikaku Co. Ltd.	1,200	68
Seiko Epson Corp.	6,700	68
Sumitomo Forestry Co. Ltd.	6,900	68
Nomura Real Estate Holdings Inc.	3,700	68
Taiyo Yuden Co. Ltd.	7,400	67
Ebara Corp.	17,000	66
Kinden Corp.	10,000	66
Wacom Co. Ltd.	20	65
Itochu Techno-Solutions Corp.	1,500	65
Nichirei Corp.	13,000	65
^ Minebea Co. Ltd.	19,000	64
Ito En Ltd.	3,300	64
NGK Spark Plug Co. Ltd.	5,000	64
Cosmo Oil Co. Ltd.	28,000	63
Nabtesco Corp.	3,000	63
Rohto Pharmaceutical Co. Ltd.	5,000	63
Lion Corp.	13,000	62
Sawai Pharmaceutical Co. Ltd.	600	62
Autobacs Seven Co. Ltd.	1,500	61
Nippon Paper Group Inc.	4,300	61
Nisshinbo Holdings Inc.	8,000	61
Toda Corp.	22,000	60
Shimachu Co. Ltd.	2,800	59
Kobayashi Pharmaceutical Co. Ltd.	1,200	59
Nishi-Nippon Railroad Co. Ltd.	14,000	57
Sapporo Holdings Ltd.	17,000	56
Ushio Inc.	5,200	56

Fuji Electric Co. Ltd.	24,000	56
Yamazaki Baking Co. Ltd.	5,000	56
Suzuken Co. Ltd.	1,800	55
Senshu Ikeda Holdings Inc.	9,800	55
NTN Corp.	19,000	55
Awa Bank Ltd.	9,000	55
Glory Ltd.	2,300	54
Komeri Co. Ltd.	2,000	54
^ GS Yuasa Corp.	15,000	53
* Mitsumi Electric Co. Ltd.	9,900	53
Shiga Bank Ltd.	9,000	52
77 Bank Ltd.	12,000	52
Azbil Corp.	2,400	51
* Furukawa Electric Co. Ltd.	25,000	51
Nippon Sheet Glass Co. Ltd.	42,742	50
Topcon Corp.	6,000	49
Tosoh Corp.	20,000	48
* Oki Electric Industry Co. Ltd.	42,000	48
* North Pacific Bank Ltd.	14,900	48
Rengo Co. Ltd.	9,000	46
* Sumitomo Mitsui Construction Co. Ltd.	42,400	45
MISUMI Group Inc.	1,700	45
Kokuyo Co. Ltd.	6,300	43
Higo Bank Ltd.	7,000	43
Kaneka Corp.	8,000	43
Cocokara fine Inc.	1,300	43
Dainippon Screen Manufacturing Co. Ltd.	8,000	41
Sumitomo Bakelite Co. Ltd.	10,000	40
Arcs Co. Ltd.	2,100	39
M3 Inc.	22	36
IT Holdings Corp.	2,400	34
SCSK Corp.	1,800	34
OSAKA Titanium Technologies Co.	1,500	33
Yokohama Reito Co. Ltd.	4,700	33
Showa Shell Sekiyu KK	5,600	32
Fuji Soft Inc.	1,500	32
Accordia Golf Co. Ltd.	31	30
KEY Coffee Inc.	1,600	29
Hikari Tsushin Inc.	600	28
Fuji Oil Co. Ltd.	2,000	27
Ain Pharmaciez Inc.	500	27
* Aderans Co. Ltd.	2,000	26
Morinaga & Co. Ltd.	12,000	25
Tokyo Steel Manufacturing Co. Ltd.	4,800	25
Itochu-Shokuhin Co. Ltd.	700	25
Valor Co. Ltd.	1,500	24
Okuwa Co. Ltd.	2,000	23
Canon Marketing Japan Inc.	1,700	23
Cosmos Pharmaceutical Corp.	200	21
ST Corp.	1,300	14
Future Architect Inc.	32	13
Tsugami Corp.	2,000	12
Honeys Co. Ltd.	60	1
		193,778
Luxembourg (0.0%)
L'Occitane International SA	53,500	161

Samsonite International SA	36,000	78
		239
Malaysia (0.5%)
Malayan Banking Bhd.	474,115	1,355
CIMB Group Holdings Bhd.	432,942	1,005
Axiata Group Bhd.	482,966	979
Public Bank Bhd. (Foreign)	185,711	928
Sime Darby Bhd.	305,500	915
2 Astro Malaysia Holdings Bhd.	802,632	721
Genting Bhd.	215,200	658
DiGi.Com Bhd.	392,400	621
IOI Corp. Bhd.	373,540	598
Petronas Chemicals Group Bhd.	248,489	476
Multi-Purpose Holdings Bhd.	361,700	383
Petronas Gas Bhd.	47,100	282
Kuala Lumpur Kepong Bhd.	38,800	271
Maxis Bhd.	119,000	244
AMMB Holdings Bhd.	118,900	243
Dialog Group Bhd.	294,600	219
Genting Malaysia Bhd.	160,700	190
Berjaya Corp. Bhd.	1,062,000	183
UMW Holdings Bhd.	46,400	181
* Sapurakencana Petroleum Bhd.	186,395	175
Tradewinds Malaysia Bhd.	55,700	166
AirAsia Bhd.	182,000	163
* IHH Healthcare Bhd.	142,400	151
Tenaga Nasional Bhd.	65,050	147
YTL Corp. Bhd.	274,666	146
Kulim Malaysia Bhd.	123,800	144
British American Tobacco Malaysia Bhd.	7,500	139
Hong Leong Bank Bhd.	29,400	135
PPB Group Bhd.	32,700	131
Gamuda Bhd.	103,800	124
Petronas Dagangan Bhd.	16,200	119
* Puncak Niaga Holding Bhd.	282,500	109
IJM Corp. Bhd.	66,860	109
* Perdana Petroleum Bhd.	272,000	99
Felda Global Ventures Holdings Bhd.	63,000	93
KLCC Property Holdings Bhd.	43,800	89
Telekom Malaysia Bhd.	49,500	88
Alliance Financial Group Bhd.	63,600	87
POS Malaysia Bhd.	74,800	85
Carlsberg Brewery Malaysia Bhd.	19,800	76
Berjaya Sports Toto Bhd.	53,871	75
YTL Power International Bhd.	144,037	71
Lafarge Malayan Cement Bhd.	22,500	67
Top Glove Corp. Bhd.	39,400	66
OSK Holdings Bhd.	139,400	65
RHB Capital Bhd.	23,300	58
Bumi Armada Bhd.	46,600	57
Muhibbah Engineering M Bhd.	200,400	55
MMC Corp. Bhd.	68,800	54
Genting Plantations Bhd.	20,100	53
Mah Sing Group Bhd.	69,200	51
Malaysia Airports Holdings Bhd.	28,000	50
* UEM Land Holdings Bhd.	68,800	49
Unisem M Bhd.	143,400	48

Wah Seong Corp. Bhd.	87,400	46
* Scomi Group Bhd.	411,000	46
WCT Bhd.	64,800	46
Parkson Holdings Bhd.	29,000	45
Bursa Malaysia Bhd.	21,100	45
IGB Corp. Bhd.	59,300	45
DRB-Hicom Bhd.	51,300	42
Media Prima Bhd.	56,300	40
Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	34
Public Bank Bhd. (Local)	1,614	8
* Dialog Group Bhd. Warrants Exp. 02/12/2017	24,550	3
		14,246
Mexico (0.7%)
America Movil SAB de CV	3,171,594	3,984
Fomento Economico Mexicano SAB de CV	236,951	2,558
Grupo Mexico SAB de CV Class B	637,247	2,375
Wal-Mart de Mexico SAB de CV	492,900	1,598
Grupo Financiero Banorte SAB de CV	223,314	1,540
Grupo Televisa SAB	228,600	1,281
* Cemex SAB de CV	1,146,200	1,250
Mexichem SAB de CV	120,384	681
Coca-Cola Femsa SAB de CV	29,900	473
Industrias Penoles SAB de CV	7,835	385
Alfa SAB de CV Class A	153,600	369
Grupo Financiero Santander Mexico SAB de CV Class B	100,165	309
Grupo Bimbo SAB de CV Class A	119,200	308
Grupo Financiero Inbursa SAB de CV	101,800	285
Grupo Modelo SAB de CV	32,400	276
Grupo Aeroportuario del Sureste SAB de CV Class B	22,800	273
Grupo Elektra SAB DE CV	5,140	240
Compartamos SAB de CV	113,500	176
Kimberly-Clark de Mexico SAB de CV Class A	58,200	163
* Minera Frisco SAB de CV	36,063	155
Grupo Carso SAB de CV	31,700	154
Grupo Aeroportuario del Pacifico SAB de CV Class B	24,600	153
* Genomma Lab Internacional SAB de CV Class B	65,200	149
Arca Continental SAB de CV	16,500	126
* Cemex SAB de CV ADR	4,338	47
Controladora Comercial Mexicana SAB de CV	6,900	25
		19,333
Mongolia (0.0%)
* Mongolian Mining Corp.	68,000	34

Morocco (0.0%)
Douja Promotion Groupe Addoha SA	6,322	47

Netherlands (1.0%)
Unilever NV	135,979	5,509
Koninklijke Philips Electronics NV	113,626	3,539
* ING Groep NV	324,268	3,280
Aegon NV	349,360	2,332
ASML Holding NV	23,769	1,783
Akzo Nobel NV	18,295	1,252
Heineken NV	17,301	1,217
Koninklijke Ahold NV	75,162	1,104
Koninklijke DSM NV	10,363	635

Koninklijke KPN NV	99,990	562
* DE Master Blenders 1753 NV	43,965	542
Reed Elsevier NV	33,491	520
* NXP Semiconductor NV	12,400	372
Heineken Holding NV	5,692	336
Nutreco NV	3,430	304
* AerCap Holdings NV	20,800	304
Wolters Kluwer NV	14,761	299
Randstad Holding NV	7,165	297
TKH Group NV	10,533	288
Fugro NV	4,519	274
Eurocommercial Properties NV	6,705	267
* SBM Offshore NV	17,376	266
Aalberts Industries NV	11,049	248
* Yandex NV Class A	10,100	245
Corio NV	4,560	221
Wereldhave NV	3,024	209
CSM	8,640	200
Koninklijke Boskalis Westminster NV	4,074	187
Royal Imtech NV	6,822	180
ASM International NV	4,505	180
Delta Lloyd NV	9,104	179
Koninklijke Vopak NV	2,347	160
TNT Express NV	19,280	148
PostNL NV	23,661	62
Mediq NV	2,044	39
		27,540
New Zealand (0.1%)
Fletcher Building Ltd.	94,279	753
Telecom Corp. of New Zealand Ltd.	127,699	260
SKYCITY Entertainment Group Ltd.	62,137	207
Fisher & Paykel Healthcare Corp. Ltd.	60,548	121
Auckland International Airport Ltd.	49,663	118
Contact Energy Ltd.	20,502	90
Chorus Ltd.	19,522	47
		1,596
Norway (0.4%)
Statoil ASA	104,723	2,790
DNB ASA	105,601	1,479
Subsea 7 SA	44,695	1,080
Yara International ASA	20,033	1,068
Telenor ASA	47,796	1,053
Seadrill Ltd.	26,474	1,047
* Storebrand ASA	97,245	498
Orkla ASA	46,126	407
Schibsted ASA	8,485	342
Cermaq ASA	18,626	320
ProSafe SE	29,784	283
Petroleum Geo-Services ASA	15,290	271
TGS Nopec Geophysical Co. ASA	7,210	269
* Marine Harvest ASA	235,229	235
Aker Solutions ASA	10,413	228
Norsk Hydro ASA	39,531	190
Gjensidige Forsikring ASA	10,295	162
Tomra Systems ASA	17,994	153
Kongsberg Gruppen AS	5,233	126

* Algeta ASA	3,980	122
* DNO International ASA	62,230	106
Atea ASA	5,559	66
BW Offshore Ltd.	25,396	26
* Dockwise Ltd.	1,037	26
		12,347
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	38,865	1,150
Credicorp Ltd.	2,800	439
Volcan Cia Minera SAA Class B	97,133	100
		1,689
Philippines (0.1%)
Alliance Global Group Inc.	742,000	345
First Philippine Holdings Corp.	132,440	334
Vista Land & Lifescapes Inc.	2,079,000	265
Metro Pacific Investments Corp.	1,962,000	251
SM Investments Corp.	10,589	248
Energy Development Corp.	1,362,900	240
DMCI Holdings Inc.	163,800	221
* First Gen Corp.	323,400	210
Filinvest Land Inc.	4,620,000	197
Ayala Land Inc.	273,700	195
Universal Robina Corp.	87,240	188
Semirara Mining Corp. Class A	29,190	177
Aboitiz Equity Ventures Inc.	120,640	165
Bank of the Philippine Islands	65,738	162
Manila Water Co. Inc.	177,100	156
International Container Terminal Services Inc.	77,100	144
Philippine Long Distance Telephone Co.	1,950	134
SM Prime Holdings Inc.	281,250	121
Aboitiz Power Corp.	127,720	120
Ayala Corp.	7,200	101
Metropolitan Bank & Trust	30,377	79
Philex Mining Corp.	157,700	68
* Philippine National Bank	19,280	47
		4,168
Poland (0.2%)
KGHM Polska Miedz SA	17,239	1,055
Powszechny Zaklad Ubezpieczen SA	5,094	671
Enea SA	116,010	573
* Polskie Gornictwo Naftowe i Gazownictwo SA	198,133	353
Powszechna Kasa Oszczednosci Bank Polski SA	30,146	337
PGE SA	56,891	314
* Polski Koncern Naftowy Orlen SA	15,849	251
Bank Pekao SA	4,719	232
Synthos SA	108,677	184
* Kernel Holding SA	7,186	162
Asseco Poland SA	9,655	141
Telekomunikacja Polska SA	32,995	128
Tauron Polska Energia SA	71,228	109
* ING Bank Slaski SA	1,926	55
Eurocash SA	1,650	27
		4,592
Portugal (0.1%)
EDP - Energias de Portugal SA	205,832	663
^ Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	127,738	547

Jer?nimo Martins SGPS SA	12,845	273
Portugal Telecom SGPS SA	38,810	227
Galp Energia SGPS SA	12,291	199
* Banco Espirito Santo SA	95,375	135
* Banco Comercial Portugues SA	895,820	121
* EDP Renovaveis SA	16,165	92
		2,257
Russia (0.7%)
Lukoil OAO ADR	68,942	4,649
Surgutneftegas OAO ADR	172,807	1,791
Sberbank of Russia	479,674	1,750
Gazprom OAO ADR	166,812	1,571
Rosneft OAO GDR	153,464	1,347
Gazprom OAO	246,264	1,165
Magnit OJSC GDR	21,269	944
Tatneft OAO ADR	20,380	939
NovaTek OAO	60,845	679
Rostelecom OJSC	159,986	642
Uralkali OJSC	79,430	605
Sberbank of Russia ADR	40,610	599
Mobile Telesystems OJSC	70,390	598
MMC Norilsk Nickel OJSC ADR	23,169	462
AK Transneft OAO Prior Pfd.	112	263
VTB Bank OJSC GDR	63,801	233
Mosenergo OAO	3,795,895	196
* MegaFon OAO GDR	6,973	188
Sistema JSFC GDR	8,525	187
Acron JSC	3,636	173
OGK-2 OAO	12,365,000	167
* Pharmstandard OJSC GDR	8,083	157
Federal Hydrogenerating Co. JSC	5,735,242	144
* IDGC Holding JSC	1,756,655	128
TGK-1 OAO	459,858,574	119
Severstal OAO	9,297	117
* Federal Grid Co. Unified Energy System JSC	13,443,105	97
LSR Group GDR	18,772	94
E.ON Russia JSC	975,900	89
* Inter Rao Ues OAO	105,576,000	86
Novolipetsk Steel OJSC	31,469	67
* Raspadskaya OAO	23,201	50
* Inter Rao Ues OAO	38,841,200	32
Rosneft OAO	3,288	29
TMK OAO	8,946	28
Magnitogorsk Iron & Steel Works	71,731	26
		20,411
Singapore (0.8%)
Singapore Telecommunications Ltd.	624,000	1,764
Oversea-Chinese Banking Corp. Ltd.	179,000	1,414
DBS Group Holdings Ltd.	117,000	1,414
Fraser and Neave Ltd.	165,498	1,275
United Overseas Bank Ltd.	82,000	1,249
* LionGold Corp. Ltd.	1,013,000	868
Frasers Commercial Trust	788,000	850
^ Ascott Residence Trust	738,000	826
Cityspring Infrastructure Trust	2,214,000	814
Singapore Airlines Ltd.	85,134	756

Noble Group Ltd.	729,272	719
Keppel Corp. Ltd.	75,313	700
Suntec REIT	460,000	630
Wilmar International Ltd.	197,173	608
CapitaLand Ltd.	160,500	518
Mapletree Logistics Trust	540,000	510
AIMS AMP Capital Industrial REIT	385,000	493
Cambridge Industrial Trust	734,000	421
Cache Logistics Trust	385,000	392
Genting Singapore plc	300,000	376
Singapore Exchange Ltd.	59,311	373
City Developments Ltd.	35,000	330
Tat Hong Holdings Ltd.	231,000	287
Jardine Cycle & Carriage Ltd.	7,000	286
* Triyards holdings Ltd.	417,000	278
Singapore Press Holdings Ltd.	79,000	262
SATS Ltd.	99,000	244
Golden Agri-Resources Ltd.	449,419	231
Singapore Technologies Engineering Ltd.	70,000	222
Global Logistic Properties Ltd.	97,000	216
CapitaMall Trust	116,600	200
SembCorp Industries Ltd.	44,231	196
* Biosensors International Group Ltd.	176,000	193
Ascendas REIT	93,000	190
Venture Corp. Ltd.	25,500	175
Keppel Telecommunications & Transportation Ltd.	154,000	167
ComfortDelGro Corp. Ltd.	105,000	164
SembCorp Marine Ltd.	41,389	158
CapitaCommercial Trust	102,810	138
* Synear Food Holdings Ltd.	847,000	127
Keppel Land Ltd.	35,600	122
CapitaMalls Asia Ltd.	64,000	112
UOL Group Ltd.	22,000	111
^ Olam International Ltd.	78,545	103
Yangzijiang Shipbuilding Holdings Ltd.	91,036	72
StarHub Ltd.	21,000	66
Singapore Post Ltd.	42,000	41
Super Group Ltd.	11,000	31
First Ship Lease Trust	114,000	13
		21,705
South Africa (1.0%)
MTN Group Ltd.	134,852	2,638
Sasol Ltd.	48,986	2,115
Naspers Ltd.	28,664	1,850
Barloworld Ltd.	175,867	1,646
Standard Bank Group Ltd.	96,662	1,258
Gold Fields Ltd.	96,272	1,116
Shoprite Holdings Ltd.	54,716	1,030
FirstRand Ltd.	261,114	941
Impala Platinum Holdings Ltd.	50,725	919
AngloGold Ashanti Ltd.	27,474	768
City Lodge Hotels Ltd.	60,024	738
Clicks Group Ltd.	95,866	643
Mpact Ltd.	252,806	559
Sanlam Ltd.	104,150	529
Vukile Property Fund Ltd.	262,892	500
Mondi Ltd.	40,113	477

Brait SE	125,740	449
Remgro Ltd.	22,238	405
Woolworths Holdings Ltd.	52,831	375
Bidvest Group Ltd.	15,516	370
Truworths International Ltd.	31,633	360
ABSA Group Ltd.	18,693	358
Vodacom Group Ltd.	25,702	358
Aspen Pharmacare Holdings Ltd.	17,328	319
MMI Holdings Ltd.	118,984	308
Steinhoff International Holdings Ltd.	94,984	288
Kumba Iron Ore Ltd.	4,249	286
Life Healthcare Group Holdings Ltd.	79,448	279
Nedbank Group Ltd.	12,778	277
DataTec Ltd.	50,759	265
RMB Holdings Ltd.	52,311	251
Growthpoint Properties Ltd.	82,596	233
Tiger Brands Ltd.	7,036	231
Illovo Sugar Ltd.	67,733	230
Mr Price Group Ltd.	16,676	230
Imperial Holdings Ltd.	10,390	226
Harmony Gold Mining Co. Ltd.	34,194	220
Anglo American Platinum Ltd.	3,894	191
Foschini Group Ltd.	14,397	188
* Murray & Roberts Holdings Ltd.	56,830	163
Netcare Ltd.	71,041	156
African Bank Investments Ltd.	39,732	137
Mediclinic International Ltd.	21,219	134
Exxaro Resources Ltd.	6,724	132
Nampak Ltd.	37,138	130
Lewis Group Ltd.	17,093	128
Spar Group Ltd.	8,795	116
Massmart Holdings Ltd.	5,422	111
PPC Ltd.	28,961	106
AVI Ltd.	17,248	105
Investec Ltd.	13,480	97
Discovery Holdings Ltd.	12,990	96
African Rainbow Minerals Ltd.	4,170	94
* Sappi Ltd.	26,807	94
Liberty Holdings Ltd.	7,250	93
Emira Property Fund	54,131	87
Aveng Ltd.	23,619	83
Capital Property Fund	70,278	83
Tongaat Hulett Ltd.	4,835	75
Reunert Ltd.	8,701	73
Blue Label Telecoms Ltd.	74,154	72
Allied Technologies Ltd.	15,758	72
Pick n Pay Stores Ltd.	13,309	68
Northam Platinum Ltd.	16,296	67
Clover Industries Ltd.	30,888	63
SA Corporate Real Estate Fund Nominees Pty Ltd.	147,180	62
Pick'n Pay Holdings Ltd.	26,672	58
Cipla Medpro South Africa Ltd.	56,554	58
Aeci Ltd.	5,872	56
Group Five Ltd.	15,342	54
Sun International Ltd.	4,518	52
* Aquarius Platinum Ltd.	51,167	51
Adcock Ingram Holdings Ltd.	7,708	49

* Telkom SA SOC Ltd.	22,107	41
Astral Foods Ltd.	3,140	31
JD Group Ltd.	6,633	30
* ArcelorMittal South Africa Ltd.	6,579	26
* Royal Bafokeng Platinum Ltd.	3,464	23
		27,650
South Korea (2.0%)
Samsung Electronics Co. Ltd. GDR	23,593	15,658
POSCO ADR	49,404	4,024
* Shinhan Financial Group Co. Ltd. ADR	95,606	3,584
* KB Financial Group Inc. ADR	66,384	2,345
Hyundai Motor Co.	11,347	2,137
Hyundai Mobis	4,900	1,283
SK Telecom Co. Ltd. ADR	71,433	1,211
Kia Motors Corp.	21,033	999
SK Innovation Co. Ltd.	5,314	837
LG Chem Ltd.	2,979	834
* SK Hynix Inc.	35,200	788
Hana Financial Group Inc.	21,640	775
NHN Corp.	3,445	762
Hyundai Heavy Industries Co. Ltd.	3,854	761
Samsung Life Insurance Co. Ltd.	7,250	699
LG Electronics Inc.	10,424	690
Samsung Heavy Industries Co. Ltd.	19,580	688
Samsung Fire & Marine Insurance Co. Ltd.	3,370	682
* Korea Electric Power Corp.	17,270	513
Samsung C&T Corp.	8,769	511
Samsung Engineering Co. Ltd.	3,366	480
* LG Display Co. Ltd.	17,360	466
LG Household & Health Care Ltd.	793	442
E-Mart Co. Ltd.	1,985	441
Hyundai Engineering & Construction Co. Ltd.	6,870	433
S-Oil Corp.	4,669	420
Kangwon Land Inc.	12,730	365
KT Corp.	10,809	364
Daelim Industrial Co. Ltd.	3,745	319
Macquarie Korea Infrastructure Fund	50,030	306
SK Holdings Co. Ltd.	1,916	303
Orion Corp.	308	288
Daishin Securities Co. Ltd.	27,720	272
SK Telecom Co. Ltd.	1,752	269
Korea Zinc Co. Ltd.	719	254
LG Corp.	4,303	253
KT&G Corp.	3,566	249
Samsung Electro-Mechanics Co. Ltd.	2,915	246
Amorepacific Corp.	240	241
Samsung Techwin Co. Ltd.	4,554	241
Woori Finance Holdings Co. Ltd.	20,480	241
Samsung Electronics Co. Ltd.	175	233
GS Engineering & Construction Corp.	4,517	231
Samsung SDI Co. Ltd.	1,754	230
Coway Co. Ltd.	4,900	213
Cheil Industries Inc.	2,571	206
Hyundai Wia Corp.	1,489	201
Samsung Securities Co. Ltd.	3,698	191
* Hankook Tire Co. Ltd.	4,590	189
Lotte Chemical Corp.	811	188

Hyundai Department Store Co. Ltd.	1,266	188
Hotel Shilla Co. Ltd.	4,390	185
Taekwang Industrial Co. Ltd.	199	177
^ OCI Co. Ltd.	1,142	176
^ Celltrion Inc.	7,403	174
Daewoo Securities Co. Ltd.	15,611	171
LG International Corp.	3,990	165
CJ CheilJedang Corp.	481	164
Hyundai Marine & Fire Insurance Co. Ltd.	5,200	160
SK Chemicals Co. Ltd.	2,877	158
Hyundai Steel Co.	2,044	156
AMOREPACIFIC Group	409	155
Dongbu Insurance Co. Ltd.	3,520	151
Hyundai Hysco Co. Ltd.	4,320	150
Doosan Corp.	1,259	149
Lotte Shopping Co. Ltd.	432	148
GS Holdings	2,210	144
LS Corp.	1,593	134
* Wonik IPS Co. Ltd.	30,670	133
Daesang Corp.	5,170	131
Namhae Chemical Corp.	18,020	125
BS Financial Group Inc.	8,980	119
* SK Broadband Co. Ltd.	26,386	119
Maeil Dairy Industry Co. Ltd.	3,787	118
Mando Corp.	1,061	118
Kumho Petrochemical Co. Ltd.	1,046	114
^ Youngone Corp.	3,240	113
Hanwha Corp.	3,610	111
* Taihan Electric Wire Co. Ltd.	29,761	110
NCSoft Corp.	860	109
Korea Investment Holdings Co. Ltd.	2,800	109
Yuhan Corp.	622	105
Poongsan Corp.	3,950	105
Ahnlab Inc.	2,137	104
Hyosung Corp.	1,749	102
Cheil Worldwide Inc.	4,925	101
* GemVax & Kael Co. Ltd.	3,321	101
LG Uplus Corp.	13,460	101
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,630	99
SK C&C Co. Ltd.	1,040	99
Hanwha Life Insurance Co. Ltd.	14,380	98
* Korea Exchange Bank	13,940	97
Doosan Heavy Industries & Construction Co. Ltd.	2,251	96
Korea Gas Corp.	1,546	95
DGB Financial Group Inc.	7,040	94
Korean Reinsurance Co.	8,965	94
Industrial Bank of Korea	8,280	94
Seah Besteel Corp.	3,350	91
S1 Corp.	1,520	91
* SM Entertainment Co.	2,434	90
* Osstem Implant Co. Ltd.	2,787	88
Mirae Asset Securities Co. Ltd.	2,540	88
Kolon Industries Inc.	1,501	85
Woori Investment & Securities Co. Ltd.	7,482	85
CJ O Shopping Co. Ltd.	311	84
SK Networks Co. Ltd.	11,140	82
Daewoo International Corp.	2,399	82

STX Pan Ocean Co. Ltd.	15,030	78
SFA Engineering Corp.	1,773	78
Dongkuk Steel Mill Co. Ltd.	6,470	78
Lotte Confectionery Co. Ltd.	49	78
Shinsegae Co. Ltd.	381	77
* Hanmi Pharm Co. Ltd.	592	75
* Korean Air Lines Co. Ltd.	1,778	74
LG Fashion Corp.	2,820	74
Hyundai Mipo Dockyard	669	72
Hyundai Securities Co. Ltd.	8,830	72
Hyundai Development Co.	3,350	72
KCC Corp.	267	71
Hyundai Elevator Co. Ltd.	776	70
CJ Corp.	601	69
* Hyundai Merchant Marine Co. Ltd.	3,644	68
* Doosan Infracore Co. Ltd.	4,540	67
NongShim Co. Ltd.	261	67
Hyundai Glovis Co. Ltd.	355	66
* Hanjin Shipping Co. Ltd.	6,025	65
* LG Innotek Co. Ltd.	895	63
Samsung Card Co. Ltd.	1,892	62
Hanwha Chemical Corp.	3,460	61
* Ssangyong Motor Co.	10,890	60
Daum Communications Corp.	630	59
Lotte Chilsung Beverage Co. Ltd.	42	56
* Dongbu HiTek Co. Ltd.	9,040	54
* Hanjin Shipping Holdings Co. Ltd.	10,320	54
Samsung Fine Chemicals Co. Ltd.	1,100	53
Binggrae Co. Ltd.	454	51
* Daewoo Engineering & Construction Co. Ltd.	5,350	44
Hyundai Securities Co. Ltd. Prior Pfd.	3,554	28
Hyundai Home Shopping Network Corp.	197	25
Dong-A Pharmaceutical Co. Ltd.	220	24
Hankook Tire Worldwide Co. Ltd.	1,049	16
* Medipost Co. Ltd.	138	10
* RNL BIO Co. Ltd.	2,550	6
* Pharmicell Co. Ltd.	960	4
* CNK International Co. Ltd.	78	—
* Neo Holdings Co. Ltd.	1,259	—
		57,542
Spain (1.1%)
* Banco Santander SA	796,944	6,671
Telefonica SA	338,458	4,898
Banco Bilbao Vizcaya Argentaria SA	418,048	4,156
Inditex SA	18,344	2,564
* Repsol SA	91,559	2,042
Iberdrola SA	360,181	1,938
Banco Espanol de Credito SA	195,238	1,004
Amadeus IT Holding SA	22,283	558
* Banco de Sabadell SA	205,386	551
Gas Natural SDG SA	24,045	480
Ferrovial SA	29,802	479
* Grifols SA	11,960	407
Abertis Infraestructuras SA	20,501	351
Banco Popular Espanol SA	375,228	339
ACS Actividades de Construccion y Servicios SA	13,647	328
* Abengoa SA	121,647	326

CaixaBank	75,621	299
Distribuidora Internacional de Alimentacion SA	37,731	278
Viscofan SA	4,624	242
Enagas SA	9,208	218
Obrascon Huarte Lain SA	7,021	213
Banco Santander SA ADR	26,000	213
Acerinox SA	18,830	209
Ebro Foods SA	9,631	195
Prosegur Cia de Seguridad SA	26,190	164
Construcciones y Auxiliar de Ferrocarriles SA	305	153
^ Bolsas y Mercados Espanoles SA	5,285	148
Mapfre SA	45,955	141
Red Electrica Corp. SA	2,458	137
Zardoya Otis SA	8,723	134
Indra Sistemas SA	9,359	123
Endesa SA	4,566	109
Acciona SA	1,341	108
Bankinter SA	19,240	105
Faes Farma SA	28,572	89
Corp Financiera Alba SA	1,675	78
Gamesa Corp. Tecnologica SA	29,281	69
Mediaset Espana Comunicacion SA	5,135	39
Grupo Catalana Occidente SA	1,772	38
Fomento de Construcciones y Contratas SA	2,553	35
* NH Hoteles SA	7,489	29
Tecnicas Reunidas SA	517	26
Melia Hotels International SA	2,951	24
Abengoa SA	5,630	17
		30,725
Sweden (1.2%)
Nordea Bank AB	239,973	2,647
Telefonaktiebolaget LM Ericsson Class B	226,834	2,638
Boliden AB	103,559	1,914
Volvo AB Class B	127,299	1,884
Scania AB Class B	88,223	1,810
Sandvik AB	104,144	1,671
Hennes & Mauritz AB Class B	42,650	1,569
Swedbank AB Class A	65,233	1,540
Svenska Handelsbanken AB Class A	37,345	1,526
Atlas Copco AB Class B	59,248	1,511
Skandinaviska Enskilda Banken AB Class A	129,818	1,300
SKF AB	46,338	1,149
Svenska Cellulosa AB Class B	40,925	992
Assa Abloy AB Class B	25,680	961
Electrolux AB Class B	32,751	865
TeliaSonera AB	117,512	848
Atlas Copco AB Class A	24,207	690
Investor AB Class B	20,673	587
SSAB AB Class B	76,260	545
Swedish Match AB	13,947	524
Tele2 AB	25,463	457
* Lundin Petroleum AB	16,832	432
Getinge AB	12,032	371
Hexagon AB Class B	13,042	350
Alfa Laval AB	15,972	341
Hufvudstaden AB Class A	26,208	339
Wallenstam AB	27,091	338

Skanska AB Class B	19,565	333
Volvo AB Class A	21,356	316
Fabege AB	27,387	299
Trelleborg AB Class B	22,507	289
Castellum AB	19,036	281
Investment AB Kinnevik	11,653	269
NCC AB Class B	11,503	268
Industrivarden AB	11,808	207
Elekta AB Class B	13,900	206
Husqvarna AB	30,089	195
Meda AB Class A	14,902	174
SSAB AB Class A	20,338	168
Ratos AB	16,909	163
Securitas AB Class B	16,049	150
Industrivarden AB Class A	7,976	145
Modern Times Group AB Class B	3,926	144
Holmen AB	3,229	100
Nibe Industrier AB Class B	5,534	87
AarhusKarlshamn AB	1,221	52
BillerudKorsnas AB	4,710	50
Hakon Invest AB	1,857	38
BE Group AB	10,260	31
AF AB	1,240	30
Axfood AB	652	27
Lindab International AB	3,531	25
		33,846
Switzerland (3.0%)
Nestle SA	255,656	17,951
Novartis AG	192,328	13,074
Roche Holding AG	51,678	11,423
UBS AG	304,400	5,287
ABB Ltd.	178,462	3,826
Swiss Re AG	45,747	3,401
Syngenta AG	7,764	3,339
Zurich Insurance Group AG	11,314	3,253
Cie Financiere Richemont SA	39,585	3,252
Credit Suisse Group AG	96,985	2,864
Swatch Group AG (Bearer)	4,883	2,675
Holcim Ltd.	27,568	2,146
SGS SA	458	1,089
Transocean Ltd.	10,078	572
Givaudan SA	482	535
Julius Baer Group Ltd.	13,010	532
Geberit AG	2,057	481
Swisscom AG	1,078	478
Adecco SA	6,903	396
* BB Biotech AG	3,625	384
Kuehne & Nagel International AG	2,974	349
Swiss Prime Site AG	3,930	332
Sonova Holding AG	2,759	319
Allreal Holding AG	2,075	315
Lindt & Spruengli AG	7	285
Sulzer AG	1,764	277
Helvetia Holding AG	641	261
Swisscanto CH Real Estate Fund Ifca	1,843	255
Mobimo Holding AG	1,069	250
Actelion Ltd.	5,024	249

Swatch Group AG (Registered)	2,637	248
OC Oerlikon Corp. AG	20,163	248
Aryzta AG	4,378	246
Swiss Life Holding AG	1,585	238
EMS-Chemie Holding AG	903	229
PSP Swiss Property AG	2,382	228
Georg Fischer AG	527	225
Baloise Holding AG	2,470	223
* Dufry AG	1,598	218
Galenica AG	352	210
Forbo Holding AG	312	209
Clariant AG	15,224	208
Bucher Industries AG	989	207
Partners Group Holding AG	836	196
* Temenos Group AG	9,179	188
Schroder ImmoPLUS	153	182
GAM Holding AG	10,209	168
Lindt & Spruengli AG	47	168
Kaba Holding AG Class B	398	168
Flughafen Zuerich AG	364	162
Lonza Group AG	2,682	158
Sika AG	60	151
Panalpina Welttransport Holding AG	1,420	143
Pargesa Holding SA	1,930	143
Schindler Holding AG	949	141
Valiant Holding	1,213	120
Barry Callebaut AG	106	107
Schindler Holding AG (Registered)	714	103
^ Logitech International SA	14,375	97
Banque Cantonale Vaudoise	177	95
Straumann Holding AG	697	94
Kudelski SA	6,259	72
Nobel Biocare Holding AG	6,490	68
Basler Kantonalbank	393	43
BKW AG	807	28
Vontobel Holding AG	812	26
Zehnder Group AG	534	25
Acino Holding AG	243	25
Gategroup Holding AG	943	24
		85,682
Taiwan (1.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	527,472	9,357
Chunghwa Telecom Co. Ltd. ADR	104,146	3,330
Hon Hai Precision Industry Co. Ltd.	919,438	2,632
Advanced Semiconductor Engineering Inc. ADR	637,413	2,543
Formosa Plastics Corp.	475,840	1,293
Nan Ya Plastics Corp.	609,330	1,240
MediaTek Inc.	96,616	1,058
Uni-President Enterprises Corp.	532,184	935
Mega Financial Holding Co. Ltd.	1,091,649	894
China Steel Corp.	889,621	839
Fubon Financial Holding Co. Ltd.	643,880	823
Formosa Chemicals & Fibre Corp.	302,130	821
Cathay Financial Holding Co. Ltd.	720,094	803
* AU Optronics Corp. ADR	200,918	800
Delta Electronics Inc.	184,641	669
Quanta Computer Inc.	281,450	658

Chinatrust Financial Holding Co. Ltd.	1,116,316	640
HTC Corp.	62,491	616
Highwealth Construction Corp.	263,200	547
Asustek Computer Inc.	45,169	518
United Microelectronics Corp.	1,180,180	461
* Taiwan Business Bank	1,492,371	455
CTCI Corp.	214,000	410
Foxconn Technology Co. Ltd.	133,768	391
Siliconware Precision Industries Co.	359,030	375
Taiwan Mobile Co. Ltd.	91,800	327
TSRC Corp.	148,500	301
WPG Holdings Ltd.	218,000	294
Clevo Co.	209,628	292
Cheng Shin Rubber Industry Co. Ltd.	108,243	283
Ruentex Industries Ltd.	108,000	275
Formosa Petrochemical Corp.	95,140	274
Yuanta Financial Holding Co. Ltd.	503,990	273
Hotai Motor Co. Ltd.	34,000	271
Taiwan Cement Corp.	188,210	255
Syncmold Enterprise Corp.	132,000	233
Far Eastern New Century Corp.	196,362	228
TPK Holding Co. Ltd.	12,958	223
* Ta Chong Bank Ltd.	643,000	222
* China Development Financial Holding Corp.	796,580	220
* AU Optronics Corp.	520,000	212
Wei Chuan Foods Corp.	152,000	211
President Chain Store Corp.	38,952	211
* Innolux Corp.	393,533	205
Far EasTone Telecommunications Co. Ltd.	79,000	201
* China Life Insurance Co. Ltd.	200,848	199
Phison Electronics Corp.	29,000	196
Powertech Technology Inc.	126,000	190
First Financial Holding Co. Ltd.	308,114	188
MStar Semiconductor Inc.	24,522	187
Hua Nan Financial Holdings Co. Ltd.	314,561	182
Far Eastern Department Stores Co. Ltd.	180,960	180
Simplo Technology Co. Ltd.	37,400	174
Nan Kang Rubber Tire Co. Ltd.	144,493	169
SinoPac Financial Holdings Co. Ltd.	379,813	167
Lite-On Technology Corp.	115,820	167
Compal Electronics Inc.	224,323	163
Catcher Technology Co. Ltd.	36,310	162
Synnex Technology International Corp.	79,189	161
Asia Cement Corp.	126,257	161
Huaku Development Co. Ltd.	65,000	160
Taiwan Cooperative Financial Holding	281,815	157
Radiant Opto-Electronics Corp.	39,140	152
Tripod Technology Corp.	73,000	147
Taishin Financial Holding Co. Ltd.	365,519	145
Huang Hsiang Construction Co.	55,000	142
Pou Chen Corp.	140,524	140
Hiwin Technologies Corp.	16,800	135
Largan Precision Co. Ltd.	5,020	131
Inventec Corp.	316,554	127
* Acer Inc.	134,583	119
China Petrochemical Development Corp.	190,350	117
Wistron Corp.	100,866	117

Chang Hwa Commercial Bank	209,934	116
Yulon Motor Co. Ltd.	61,000	113
* Pegatron Corp.	84,954	113
* Mosel Vitelic Inc.	456,000	110
Advantech Co. Ltd.	24,216	101
Taiwan Fertilizer Co. Ltd.	39,000	97
E.Sun Financial Holding Co. Ltd.	167,086	96
Chicony Electronics Co. Ltd.	33,270	92
Novatek Microelectronics Corp.	23,025	92
Teco Electric and Machinery Co. Ltd.	109,000	91
Waterland Financial Holdings Co. Ltd.	259,130	88
Elan Microelectronics Corp.	46,000	85
* Wintek Corp.	175,000	84
Epistar Corp.	43,000	82
Taiwan Glass Industry Corp.	83,354	82
Unimicron Technology Corp.	80,000	80
* Shin Kong Financial Holding Co. Ltd.	283,339	80
* Walsin Lihwa Corp.	204,000	69
Giant Manufacturing Co. Ltd.	11,881	63
E Ink Holdings Inc.	79,000	58
Formosa Taffeta Co. Ltd.	60,000	58
Genius Electronic Optical Co. Ltd.	8,000	54
* Eva Airways Corp.	83,323	53
Macronix International	183,432	53
* Long Bon International Co. Ltd.	44,000	51
* Inotera Memories Inc.	295,000	50
ENG Electric Co. Ltd.	3,000	3
* Tatung Co. Ltd. GDR	621	3
Standard Foods Corp.	1,000	3
		44,674
Thailand (0.4%)
Electricity Generating PCL (Foreign)	305,200	1,570
Siam Makro PCL (Foreign)	72,700	1,089
CP ALL PCL (Foreign)	470,200	737
Advanced Info Service PCL (Foreign)	91,100	630
PTT Exploration & Production PCL (Foreign)	104,381	583
Central Pattana PCL	201,400	576
Siam Commercial Bank PCL (Foreign)	86,900	522
BEC World PCL (Foreign)	201,800	489
PTT PCL (Foreign)	41,700	478
TMB Bank PCL	6,124,600	464
Kasikornbank PCL (Foreign)	57,600	386
Airports of Thailand PCL (Foreign)	102,800	364
* Regional Container Lines PCL	1,424,800	361
PTT Global Chemical PCL	127,915	343
Thai Oil PCL (Foreign)	137,700	341
Krung Thai Bank PCL (Foreign)	415,275	322
* Thai Stanley Electric PCL	30,800	248
Bank of Ayudhya PCL (Foreign)	208,000	244
Thai Union Frozen Products PCL (Foreign)	101,220	233
* Thaicom PCL	246,400	192
* Bangkok Expressway PCL	138,600	192
Siam Cement PCL (Foreign)	10,600	164
Bangkok Bank PCL (Foreign)	21,698	160
IRPC PCL (Foreign)	1,079,400	159
* CalComp Electronics Thailand PCL	1,147,300	137
* Samart Corp. PCL	291,600	133

Thoresen Thai Agencies PCL	215,000	128
* Siam Commercial Bank PCL (Local)	17,800	107
* Thai Airways International PCL (Foreign)	104,374	81
* Thoresen Thai Agencies PCL	131,200	78
Total Access Communication PCL (Foreign)	23,700	69
* TMB Bank PCL	851,700	65
* Precious Shipping PCL	114,000	63
Siam City Cement PCL (Foreign)	3,800	52
* Total Access Communication PCL (Local)	17,600	51
* Thai Oil PCL	9,300	23
* IRPC PCL	129,200	19
Delta Electronics Thai PCL (Foreign)	14,200	17
		11,870
Turkey (0.3%)
Is Gayrimenkul Yatirim Ortakligi AS	1,115,200	1,014
Haci Omer Sabanci Holding AS (Bearer)	140,690	811
Aksigorta AS	556,944	700
* Turkcell Iletisim Hizmetleri AS	98,262	614
Akbank TAS	102,444	518
Turkiye Garanti Bankasi AS	101,389	508
Turkiye Halk Bankasi AS	40,895	404
Ulker Biskuvi Sanayi AS	68,054	387
KOC Holding AS	53,803	281
Turkiye Is Bankasi	72,489	268
Coca-Cola Icecek AS	10,490	255
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,928	223
* Vestel Elektronik Sanayi ve Ticaret AS	194,845	207
BIM Birlesik Magazalar AS	3,484	169
* Turk Hava Yollari	42,344	157
* Zorlu Enerji Elektrik Uretim AS	184,800	146
* Yapi ve Kredi Bankasi AS	43,504	128
Tupras Turkiye Petrol Rafinerileri AS	4,598	127
Eregli Demir ve Celik Fabrikalari TAS	86,767	123
Turkiye Vakiflar Bankasi Tao	38,230	112
Turk Telekomunikasyon AS	26,366	110
Aygaz AS	12,065	68
Enka Insaat ve Sanayi AS	20,250	61
		7,391
United Kingdom (8.0%)
HSBC Holdings plc	1,425,539	16,211
BP plc	1,474,693	10,917
Royal Dutch Shell plc Class A	292,901	10,383
Vodafone Group plc	3,792,540	10,351
GlaxoSmithKline plc	372,263	8,515
British American Tobacco plc	157,966	8,210
Royal Dutch Shell plc Class B	204,133	7,420
Rio Tinto plc	109,116	6,165
BHP Billiton plc	171,199	5,871
Diageo plc	194,413	5,787
AstraZeneca plc	105,306	5,088
Standard Chartered plc	189,646	5,042
SABMiller plc	92,402	4,614
Barclays plc	955,542	4,588
BG Group plc	257,520	4,571
Unilever plc	103,533	4,217
Reckitt Benckiser Group plc	53,309	3,552

Tesco plc	609,990	3,447
Xstrata plc	180,862	3,387
Prudential plc	212,336	3,223
Anglo American plc London Shares	105,682	3,161
Imperial Tobacco Group plc	81,491	3,030
* Lloyds Banking Group plc	3,444,090	2,819
National Grid plc	251,175	2,750
BT Group plc	642,708	2,535
Reed Elsevier plc	231,853	2,524
IMI plc	130,941	2,428
Centrica plc	420,984	2,338
Glencore International plc	373,473	2,331
Rolls-Royce Holdings plc	139,130	2,089
Tullow Oil plc	104,180	1,878
Fresnillo plc	64,917	1,707
Compass Group plc	139,647	1,691
WPP plc	97,735	1,535
Burberry Group plc	70,551	1,516
Aviva plc	244,403	1,424
ARM Holdings plc	102,817	1,408
SSE plc	61,779	1,391
Shire plc	34,758	1,163
BAE Systems plc	214,586	1,155
Legal & General Group plc	476,235	1,150
British Sky Broadcasting Group plc	86,442	1,118
Experian plc	60,097	1,028
Next plc	15,506	998
Investec plc	135,291	990
Wolseley plc	20,404	952
Pearson plc	48,250	913
Old Mutual plc	303,285	900
Standard Life plc	164,152	900
Weir Group plc	27,046	851
Associated British Foods plc	25,079	695
J Sainsbury plc	130,617	684
Land Securities Group plc	51,294	653
Randgold Resources Ltd.	6,927	652
Capita plc	50,396	628
* Royal Bank of Scotland Group	112,556	612
WM Morrison Supermarkets plc	148,851	592
British Land Co. plc	61,622	549
Marks & Spencer Group plc	90,908	547
Aberdeen Asset Management plc	85,032	543
Kingfisher plc	126,407	540
Meggitt plc	75,573	521
Aggreko plc	20,567	520
Cairn Energy plc	110,986	504
Smith & Nephew plc	43,272	499
Melrose Industries plc	131,871	488
InterContinental Hotels Group plc	15,871	466
* Alent plc	84,118	447
Informa plc	57,460	436
Carnival plc	10,675	433
United Utilities Group plc	35,849	416
Intertek Group plc	8,170	403
ITV plc	221,493	403
Johnson Matthey plc	11,197	402

Babcock International Group plc	23,553	388
RSA Insurance Group plc	185,170	387
Smiths Group plc	19,300	376
Catlin Group Ltd.	44,607	370
Mondi plc	31,077	368
Whitbread plc	9,006	367
Antofagasta plc	19,828	360
William Hill plc	57,875	353
Greene King plc	33,392	353
Amlin plc	56,611	344
Travis Perkins plc	17,796	341
Howden Joinery Group plc	112,047	333
Petrofac Ltd.	12,790	332
SIG plc	158,243	331
Sage Group plc	64,654	331
UBM plc	27,705	330
Resolution Ltd.	77,830	323
Ashtead Group plc	44,857	323
Bovis Homes Group plc	33,961	322
Spectris plc	9,119	319
Severn Trent plc	12,225	314
Bunzl plc	17,400	313
Tate & Lyle plc	23,926	308
G4S plc	69,575	306
GKN plc	79,775	305
Invensys plc	54,878	300
Michael Page International plc	45,775	296
AMEC plc	17,155	294
* Barratt Developments plc	85,075	294
* Rexam plc	39,297	292
Telecity Group plc	21,691	291
easyJet plc	19,723	291
Close Brothers Group plc	18,314	288
Hammerson plc	37,123	286
N Brown Group plc	48,664	285
International Personal Finance plc	44,325	284
Ladbrokes plc	83,975	283
Taylor Wimpey plc	247,826	280
TalkTalk Telecom Group plc	73,698	276
Man Group plc	195,501	274
Capital & Counties Properties plc	71,380	274
Schroders plc (Voting Shares)	8,649	266
Great Portland Estates plc	34,447	266
Britvic plc	37,092	264
Croda International plc	6,845	263
Intermediate Capital Group plc	45,723	256
Persimmon plc	18,990	254
Provident Financial plc	10,986	251
Oxford Instruments plc	9,640	251
John Wood Group plc	19,067	243
DS Smith plc	66,266	233
Millennium & Copthorne Hotels plc	26,820	231
Inmarsat plc	22,380	229
Halma plc	31,221	228
Aegis Group plc	61,110	227
Henderson Group plc	89,882	221
Debenhams plc	136,878	220

Victrex plc	9,047	220
Electrocomponents plc	55,859	218
TUI Travel plc	47,149	217
Restaurant Group plc	36,332	217
Spirax-Sarco Engineering plc	6,007	214
Rentokil Initial plc	151,492	214
Derwent London plc	6,246	214
* Lonmin plc	36,369	208
Hikma Pharmaceuticals plc	16,204	207
Serco Group plc	23,325	205
* Imagination Technologies Group plc	25,120	203
Ultra Electronics Holdings plc	7,724	201
3i Group plc	48,176	201
London Stock Exchange Group plc	10,517	201
Balfour Beatty plc	46,565	196
Spirent Communications plc	76,600	195
Cobham plc	57,977	195
* Mitchells & Butlers plc	36,759	194
Admiral Group plc	9,941	193
Jupiter Fund Management plc	37,389	193
Genus plc	8,465	191
* Berkeley Group Holdings plc	6,501	189
BBA Aviation plc	52,368	184
Rotork plc	4,371	184
* Soco International plc	29,740	180
Bellway plc	10,170	179
AZ Electronic Materials SA	29,913	177
* Premier Oil plc	29,921	177
Elementis plc	52,300	175
Capital Shopping Centres Group plc	30,918	175
Inchcape plc	23,201	174
Carillion plc	35,427	171
WH Smith plc	16,168	171
National Express Group plc	51,147	168
Booker Group plc	99,562	166
Pennon Group plc	15,471	166
Domino's Pizza Group plc	20,321	166
QinetiQ Group plc	55,532	166
Hiscox Ltd.	21,979	165
ICAP plc	31,861	165
Berendsen plc	16,828	163
Beazley plc	55,859	162
Drax Group plc	17,202	162
* Dixons Retail plc	366,768	160
Aveva Group plc	4,651	159
Regus plc	83,682	157
Stagecoach Group plc	32,138	156
Hunting plc	11,420	153
Pace plc	42,726	153
Halfords Group plc	28,183	152
* International Consolidated Airlines Group SA (London Shares)	44,159	149
* Afren plc	64,439	147
Shaftesbury plc	16,494	144
* BTG plc	27,393	144
Segro plc	36,409	143
Cable & Wireless Communications plc	218,670	142
Kazakhmys plc	12,075	140

Daily Mail & General Trust plc	14,656	139
Home Retail Group plc	72,708	138
WS Atkins plc	10,499	138
Hochschild Mining plc	20,486	137
IG Group Holdings plc	19,010	135
* Thomas Cook Group plc	125,598	134
PZ Cussons plc	21,737	134
Hargreaves Lansdown plc	12,208	134
Premier Farnell plc	39,658	133
Rightmove plc	4,764	127
Filtrona plc	13,647	125
Senior plc	38,907	124
Vedanta Resources plc	6,468	124
Firstgroup plc	39,819	122
Mitie Group plc	26,792	120
Keller Group plc	9,790	115
Dechra Pharmaceuticals plc	11,624	114
Phoenix Group Holdings	11,188	114
Paragon Group of Cos. plc	25,031	111
Hays plc	78,816	111
* Enterprise Inns plc	77,242	111
St. James's Place plc	14,884	109
Vesuvius plc	18,956	109
Bodycote plc	14,712	108
Ashmore Group plc	18,246	103
Micro Focus International plc	10,392	101
Eurasian Natural Resources Corp. plc	19,087	100
Jardine Lloyd Thompson Group plc	8,003	100
Fenner plc	16,563	100
Morgan Crucible Co. plc	21,868	96
Darty plc	98,754	94
Lancashire Holdings Ltd.	7,012	91
United Drug plc	19,761	86
De La Rue plc	5,982	85
Moneysupermarket.com Group plc	28,618	84
* Mothercare plc	16,476	81
Petropavlovsk plc	14,310	79
SDL plc	9,382	78
Computacenter plc	10,452	75
Renishaw plc	2,462	73
Betfair Group plc	6,895	73
Chemring Group plc	16,079	72
* Heritage Oil plc	22,404	71
* Salamander Energy plc	24,222	70
* Ocado Group plc	40,622	68
Fidessa Group plc	2,750	67
Kcom Group plc	57,194	65
Bwin.Party Digital Entertainment plc	36,430	64
* Centamin plc	70,824	63
* Xchanging plc	32,346	62
Homeserve plc	16,928	62
Dunelm Group plc	5,076	61
888 Holdings plc	33,538	61
ITE Group plc	13,800	56
* Premier Foods plc	37,732	56
Lamprell plc	26,586	54
* Colt Group SA	31,406	53

Savills plc	6,704	53
RPS Group plc	14,234	52
Sportingbet plc	57,990	51
McBride plc	23,270	49
Spirit Pub Co. plc	46,178	49
Cape plc	13,478	48
Robert Walters plc	12,637	43
* Essar Energy plc	20,122	42
Severfield-Rowen plc	29,756	36
* Bumi plc	5,875	32
Cranswick plc	1,787	27
Synthomer plc	8,538	27
* EnQuest plc	13,097	27
* Sports Direct International plc	3,981	25
* Phoenix Group Holdings Rights Exp. 02/15/2013	2,178	5
		228,070
Virgin Islands (0.0%)
NAM TAI Electronics Inc.	3,600	47
* Altisource Asset Management Corp.	150	19
		66
United States (45.4%)
Consumer Discretionary (5.8%)
Home Depot Inc.	122,430	8,193
McDonald's Corp.	81,894	7,804
Walt Disney Co.	137,570	7,412
* Amazon.com Inc.	26,752	7,103
Comcast Corp. Class A	126,431	4,814
Time Warner Inc.	78,789	3,980
Ford Motor Co.	286,708	3,713
* DIRECTV	69,563	3,557
News Corp. Class A	127,783	3,545
Lowe's Cos. Inc.	90,287	3,448
Target Corp.	55,497	3,353
Starbucks Corp.	55,814	3,132
Viacom Inc. Class B	46,965	2,834
CBS Corp. Class B	60,499	2,524
Yum! Brands Inc.	38,180	2,479
VF Corp.	16,513	2,437
* priceline.com Inc.	3,475	2,382
Comcast Corp.	64,254	2,360
TJX Cos. Inc.	51,256	2,316
News Corp. Class B	77,435	2,187
Time Warner Cable Inc.	22,967	2,052
Wynn Resorts Ltd.	16,379	2,051
NIKE Inc. Class B	35,532	1,921
* BorgWarner Inc.	25,320	1,878
* CarMax Inc.	45,742	1,803
Las Vegas Sands Corp.	32,400	1,790
* AutoZone Inc.	4,589	1,697
* LKQ Corp.	74,000	1,657
Johnson Controls Inc.	52,683	1,638
Coach Inc.	29,110	1,485
Macy's Inc.	35,638	1,408
* Liberty Media Corp.	12,287	1,370
McGraw-Hill Cos. Inc.	21,027	1,209
Kohl's Corp.	26,112	1,209

* General Motors Co.	42,600	1,197
Limited Brands Inc.	22,854	1,097
Carnival Corp.	28,178	1,091
Nordstrom Inc.	19,100	1,055
Marriott International Inc. Class A	25,638	1,025
Harley-Davidson Inc.	18,408	965
* Hanesbrands Inc.	25,700	963
Tiffany & Co.	14,461	951
Abercrombie & Fitch Co.	18,740	937
Mattel Inc.	24,515	923
* Netflix Inc.	5,307	877
Gap Inc.	26,809	876
* Bed Bath & Beyond Inc.	14,842	871
Expedia Inc.	13,168	859
Ross Stores Inc.	14,172	846
* Liberty Global Inc.	13,057	833
Staples Inc.	59,701	805
Virgin Media Inc.	20,370	802
Starwood Hotels & Resorts Worldwide Inc.	12,890	792
* Dollar General Corp.	16,800	777
Sirius XM Radio Inc.	242,768	762
* O'Reilly Automotive Inc.	8,026	744
Ralph Lauren Corp. Class A	4,296	715
* Liberty Interactive Corp. Class A	33,177	705
Darden Restaurants Inc.	14,941	695
Omnicom Group Inc.	12,796	695
* Chipotle Mexican Grill Inc. Class A	2,237	687
DISH Network Corp. Class A	18,310	682
* Dollar Tree Inc.	16,568	663
JC Penney Co. Inc.	31,834	647
Genuine Parts Co.	8,993	612
Whirlpool Corp.	5,055	583
* TripAdvisor Inc.	12,568	582
* PulteGroup Inc.	27,596	572
Best Buy Co. Inc.	34,672	564
* Liberty Global Inc. Class A	7,833	535
PVH Corp.	4,300	511
* NVR Inc.	491	506
* Lululemon Athletica Inc.	6,900	476
* Discovery Communications Inc. Class A	6,839	474
* Jarden Corp.	7,700	453
* Apollo Group Inc. Class A	22,175	448
Family Dollar Stores Inc.	7,743	439
* Lumber Liquidators Holdings Inc.	7,400	438
Tractor Supply Co.	4,200	435
Wyndham Worldwide Corp.	7,798	435
PetSmart Inc.	6,578	430
* Tempur-Pedic International Inc.	11,000	429
Lennar Corp. Class A	10,187	423
* Discovery Communications Inc.	6,503	414
* Charter Communications Inc. Class A	5,300	413
DR Horton Inc.	17,190	407
Garmin Ltd.	10,636	403
* TRW Automotive Holdings Corp.	6,800	392
* Fossil Inc.	3,600	380
Autoliv Inc.	5,698	375
Royal Caribbean Cruises Ltd.	10,107	366

Newell Rubbermaid Inc.	14,655	344
* Mohawk Industries Inc.	3,380	344
H&R Block Inc.	15,075	343
Ulta Salon Cosmetics & Fragrance Inc.	3,500	342
Polaris Industries Inc.	3,800	331
* AMC Networks Inc. Class A	5,734	327
Advance Auto Parts Inc.	4,400	323
* Hyatt Hotels Corp. Class A	7,700	309
Cato Corp. Class A	10,600	292
Cooper Tire & Rubber Co.	11,400	290
Scripps Networks Interactive Inc. Class A	4,565	282
Signet Jewelers Ltd.	4,500	282
* AutoNation Inc.	5,766	280
Service Corp. International	18,500	276
HSN Inc.	4,600	274
* Urban Outfitters Inc.	6,247	267
Interpublic Group of Cos. Inc.	21,538	261
* Cabela's Inc.	5,000	258
Six Flags Entertainment Corp.	4,100	258
* Penn National Gaming Inc.	5,200	253
Hasbro Inc.	6,729	251
Lear Corp.	5,100	250
KB Home	13,000	248
Foot Locker Inc.	7,133	245
Bob Evans Farms Inc.	5,500	243
* Jack in the Box Inc.	8,300	241
* Sally Beauty Holdings Inc.	9,000	239
Gannett Co. Inc.	12,077	237
Ryland Group Inc.	5,900	234
* Warnaco Group Inc.	3,200	234
* Life Time Fitness Inc.	4,600	233
* MGM Resorts International	18,102	231
Tupperware Brands Corp.	3,000	229
* Iconix Brand Group Inc.	9,500	228
Dick's Sporting Goods Inc.	4,800	228
International Game Technology	14,817	228
* Ascena Retail Group Inc.	13,400	227
* Panera Bread Co. Class A	1,400	224
Williams-Sonoma Inc.	5,000	220
* Carter's Inc.	3,600	217
* Toll Brothers Inc.	5,772	216
* Under Armour Inc. Class A	4,200	214
MDC Holdings Inc.	5,300	208
* Meritage Homes Corp.	4,600	204
Choice Hotels International Inc.	5,600	202
Cracker Barrel Old Country Store Inc.	3,100	201
Brunswick Corp.	5,500	199
* Madison Square Garden Co. Class A	3,800	198
GameStop Corp. Class A	8,516	198
Cinemark Holdings Inc.	7,000	197
* Starz - Liberty Capital	12,287	196
Hillenbrand Inc.	7,900	196
Chico's FAS Inc.	10,800	194
Wolverine World Wide Inc.	4,500	194
Morningstar Inc.	2,800	190
Domino's Pizza Inc.	4,000	186
American Eagle Outfitters Inc.	9,143	185

Leggett & Platt Inc.	6,269	185
Washington Post Co. Class B	461	178
Penske Automotive Group Inc.	5,400	178
Rent-A-Center Inc.	4,800	171
Vail Resorts Inc.	3,200	169
Cablevision Systems Corp. Class A	11,540	169
* Visteon Corp.	3,000	169
Regis Corp.	9,500	169
Gentex Corp.	8,739	167
* Liberty Ventures Class A	2,185	163
* Lions Gate Entertainment Corp.	8,900	163
Harman International Industries Inc.	3,612	162
* Steven Madden Ltd.	3,500	161
John Wiley & Sons Inc. Class A	4,200	161
Dillard's Inc. Class A	1,900	160
Aaron's Inc.	5,400	160
* Live Nation Entertainment Inc.	15,500	159
GNC Holdings Inc. Class A	4,400	158
Interval Leisure Group Inc.	7,900	156
* Saks Inc.	14,400	156
Arbitron Inc.	3,300	155
* Lamar Advertising Co. Class A	3,627	155
Meredith Corp.	4,200	152
* Sears Holdings Corp.	3,194	150
Brinker International Inc.	4,500	147
* Standard Pacific Corp.	17,700	147
Dana Holding Corp.	9,100	146
* Goodyear Tire & Rubber Co.	10,600	146
* Bally Technologies Inc.	3,000	144
Pier 1 Imports Inc.	6,600	143
Group 1 Automotive Inc.	2,100	142
Guess? Inc.	5,200	141
* Tenneco Inc.	4,000	140
Sotheby's	3,800	136
* Vitamin Shoppe Inc.	2,200	134
Thor Industries Inc.	3,100	130
* New York Times Co. Class A	14,600	129
Cheesecake Factory Inc.	3,900	129
Dunkin' Brands Group Inc.	3,500	128
DSW Inc. Class A	1,900	127
Regal Entertainment Group Class A	8,100	121
Monro Muffler Brake Inc.	3,200	116
* Hibbett Sports Inc.	2,200	116
Pool Corp.	2,500	115
* Orient-Express Hotels Ltd. Class A	9,600	112
* DreamWorks Animation SKG Inc. Class A	6,400	111
* Office Depot Inc.	25,400	110
* Tesla Motors Inc.	2,900	109
* ANN Inc.	3,500	108
Wendy's Co.	20,828	107
* Big Lots Inc.	3,200	103
* WMS Industries Inc.	3,800	94
* Deckers Outdoor Corp.	2,300	92
Weight Watchers International Inc.	1,711	91
* Fifth & Pacific Cos. Inc.	5,900	89
Buckle Inc.	1,900	89
DeVry Inc.	3,500	88

Men's Wearhouse Inc.	2,900	88
* Coinstar Inc.	1,700	86
* Express Inc.	4,500	83
* Genesco Inc.	1,300	81
Finish Line Inc. Class A	4,300	80
* Children's Place Retail Stores Inc.	1,600	80
* Marriott Vacations Worldwide Corp.	1,763	78
* Jos A Bank Clothiers Inc.	1,800	73
* Crocs Inc.	4,900	73
* Shutterfly Inc.	2,200	73
* Quiksilver Inc.	10,600	69
* Aeropostale Inc.	5,000	68
* DineEquity Inc.	800	59
OfficeMax Inc.	5,400	58
* Select Comfort Corp.	2,400	53
Strayer Education Inc.	900	51
* BJ's Restaurants Inc.	1,600	51
* K12 Inc.	2,600	48
* Grand Canyon Education Inc.	2,000	48
* Pinnacle Entertainment Inc.	3,000	47
* Scientific Games Corp. Class A	5,200	46
* ITT Educational Services Inc.	2,300	39
* Sears Hometown and Outlet Stores Inc.	696	27
* Barnes & Noble Inc.	1,900	25
RadioShack Corp.	4,386	14
		164,178
Consumer Staples (4.4%)
Procter & Gamble Co.	209,323	15,733
Wal-Mart Stores Inc.	199,308	13,942
Coca-Cola Co.	333,752	12,429
Philip Morris International Inc.	129,215	11,392
PepsiCo Inc.	123,934	9,029
Altria Group Inc.	154,041	5,188
CVS Caremark Corp.	97,710	5,003
Colgate-Palmolive Co.	42,224	4,534
Costco Wholesale Corp.	38,832	3,974
Mondelez International Inc. Class A	120,516	3,349
Walgreen Co.	79,852	3,191
Kimberly-Clark Corp.	33,124	2,965
Kraft Foods Group Inc.	41,405	1,914
Beam Inc.	28,300	1,736
General Mills Inc.	37,113	1,556
Whole Foods Market Inc.	14,714	1,416
HJ Heinz Co.	22,237	1,348
Kroger Co.	43,346	1,201
Reynolds American Inc.	27,157	1,194
Sysco Corp.	37,192	1,182
Archer-Daniels-Midland Co.	41,059	1,171
* Green Mountain Coffee Roasters Inc.	24,800	1,129
Kellogg Co.	17,794	1,041
Mead Johnson Nutrition Co.	13,552	1,030
Lorillard Inc.	26,043	1,017
Estee Lauder Cos. Inc. Class A	15,740	959
Safeway Inc.	46,988	904
Hershey Co.	11,194	889
ConAgra Foods Inc.	23,414	765
Clorox Co.	9,094	713

Avon Products Inc.	36,825	625
Dr Pepper Snapple Group Inc.	13,793	622
Bunge Ltd.	7,702	614
JM Smucker Co.	6,822	605
Coca-Cola Enterprises Inc.	15,914	555
Campbell Soup Co.	14,063	516
Hillshire Brands Co.	15,993	495
Church & Dwight Co. Inc.	8,000	462
* Monster Beverage Corp.	9,200	441
Brown-Forman Corp. Class B	6,703	434
* Constellation Brands Inc. Class A	12,347	400
Molson Coors Brewing Co. Class B	8,578	388
Energizer Holdings Inc.	4,360	379
Tyson Foods Inc. Class A	17,098	378
McCormick & Co. Inc.	6,042	377
WD-40 Co.	6,600	353
Weis Markets Inc.	8,700	350
Hormel Foods Corp.	9,875	342
* Dean Foods Co.	18,200	333
Ingredion Inc.	4,600	304
* United Natural Foods Inc.	5,000	270
Herbalife Ltd.	7,400	269
Flowers Foods Inc.	9,000	242
Vector Group Ltd.	15,524	241
* Smithfield Foods Inc.	9,203	215
Fresh Del Monte Produce Inc.	8,100	213
Snyders-Lance Inc.	7,900	201
Universal Corp.	3,600	196
* Hain Celestial Group Inc.	3,300	188
Casey's General Stores Inc.	3,400	186
Nu Skin Enterprises Inc. Class A	4,300	182
Lancaster Colony Corp.	2,500	179
Harris Teeter Supermarkets Inc.	4,300	178
* Darling International Inc.	9,500	160
* Prestige Brands Holdings Inc.	7,100	152
* Rite Aid Corp.	92,400	148
* TreeHouse Foods Inc.	2,200	116
PriceSmart Inc.	1,300	100
* Elizabeth Arden Inc.	2,500	96
Sanderson Farms Inc.	1,700	86
* Fresh Market Inc.	1,600	78
SUPERVALU Inc.	17,697	69
Spectrum Brands Holdings Inc.	1,100	56
* Post Holdings Inc.	1,350	51
B&G Foods Inc.	1,300	41
		124,780
Energy (4.7%)
Exxon Mobil Corp.	344,207	30,968
Chevron Corp.	154,883	17,835
Schlumberger Ltd.	99,786	7,788
Occidental Petroleum Corp.	66,856	5,901
ConocoPhillips	96,766	5,612
Anadarko Petroleum Corp.	43,280	3,463
Halliburton Co.	78,734	3,203
Phillips 66	48,901	2,962
Apache Corp.	31,730	2,658
EOG Resources Inc.	20,860	2,607

National Oilwell Varco Inc.	32,152	2,384
Devon Energy Corp.	35,745	2,044
Williams Cos. Inc.	57,824	2,027
Valero Energy Corp.	46,111	2,016
* FMC Technologies Inc.	41,563	1,968
Marathon Petroleum Corp.	25,169	1,868
* Concho Resources Inc.	19,658	1,793
Marathon Oil Corp.	52,330	1,759
Noble Corp.	43,160	1,748
Kinder Morgan Inc.	45,577	1,707
Hess Corp.	22,449	1,508
Baker Hughes Inc.	31,809	1,423
Noble Energy Inc.	12,285	1,324
Transocean Ltd.	21,327	1,209
Spectra Energy Corp.	42,730	1,187
* Cameron International Corp.	18,729	1,186
Chesapeake Energy Corp.	57,364	1,158
* Southwestern Energy Co.	29,252	1,003
Pioneer Natural Resources Co.	8,237	968
HollyFrontier Corp.	17,400	909
* Weatherford International Ltd.	65,503	875
Murphy Oil Corp.	12,695	756
Range Resources Corp.	10,746	722
Cabot Oil & Gas Corp.	13,600	718
CONSOL Energy Inc.	19,521	612
Peabody Energy Corp.	21,972	553
Tesoro Corp.	11,300	550
* Cobalt International Energy Inc.	21,900	530
EQT Corp.	8,808	523
Core Laboratories NV	3,600	460
* Kinder Morgan Management LLC	5,473	451
* Plains Exploration & Production Co.	9,266	442
Cimarex Energy Co.	5,941	379
* Denbury Resources Inc.	19,826	369
Linn Energy LLC	9,300	362
Helmerich & Payne Inc.	5,000	322
* Continental Resources Inc.	3,806	316
Western Refining Inc.	9,100	306
* Whiting Petroleum Corp.	6,300	300
QEP Resources Inc.	9,999	294
* WPX Energy Inc.	19,299	290
Oceaneering International Inc.	4,300	272
Teekay Corp.	7,500	264
Diamond Offshore Drilling Inc.	3,418	257
Energen Corp.	5,300	255
* Nabors Industries Ltd.	15,060	251
* CVR Energy Inc.	4,200	247
* Rowan Cos. plc Class A	6,488	224
* Dresser-Rand Group Inc.	3,600	220
SEACOR Holdings Inc.	2,400	218
SM Energy Co.	3,600	209
* SandRidge Energy Inc.	29,300	207
Copano Energy LLC	5,200	203
* Atwood Oceanics Inc.	3,800	201
* Newfield Exploration Co.	6,701	198
World Fuel Services Corp.	4,500	194
* Oil States International Inc.	2,500	194

* Unit Corp.	3,900	188
* Superior Energy Services Inc.	7,235	181
Enbridge Energy Management LLC	5,874	179
Bristow Group Inc.	3,100	177
* Alpha Natural Resources Inc.	19,390	172
* Gulfport Energy Corp.	4,100	169
Patterson-UTI Energy Inc.	7,659	156
Tidewater Inc.	3,100	152
Energy XXI Bermuda Ltd.	4,700	147
* Dril-Quip Inc.	1,800	146
* Ultra Petroleum Corp.	7,855	143
* Helix Energy Solutions Group Inc.	5,900	140
* McDermott International Inc.	11,377	138
* Rosetta Resources Inc.	2,600	138
* Oasis Petroleum Inc.	3,600	129
* Gran Tierra Energy Inc.	22,700	121
* McMoRan Exploration Co.	6,900	109
Berry Petroleum Co. Class A	2,800	103
RPC Inc.	6,300	94
Contango Oil & Gas Co.	2,100	90
Arch Coal Inc.	12,500	89
Lufkin Industries Inc.	1,400	81
* Hornbeck Offshore Services Inc.	2,200	81
* ION Geophysical Corp.	11,500	78
* Carrizo Oil & Gas Inc.	3,500	75
EXCO Resources Inc.	11,300	72
* Stone Energy Corp.	3,200	72
Gulfmark Offshore Inc.	2,000	70
* Hercules Offshore Inc.	10,400	68
* Kodiak Oil & Gas Corp.	7,000	64
* Key Energy Services Inc.	7,900	64
* BPZ Resources Inc.	19,600	62
* Willbros Group Inc.	9,200	60
CARBO Ceramics Inc.	700	56
* Bill Barrett Corp.	3,500	56
Crosstex Energy Inc.	3,200	54
* Heckmann Corp.	13,800	53
* Northern Oil and Gas Inc.	3,200	53
* PDC Energy Inc.	1,400	52
* Exterran Holdings Inc.	2,200	51
* Swift Energy Co.	3,300	50
* Forest Oil Corp.	6,900	48
* Clean Energy Fuels Corp.	3,600	46
* Cloud Peak Energy Inc.	1,300	23
		132,280
Financials (7.8%)
Wells Fargo & Co.	397,858	13,857
JPMorgan Chase & Co.	292,863	13,779
Citigroup Inc.	226,009	9,529
Bank of America Corp.	823,814	9,326
* Berkshire Hathaway Inc. Class B	88,476	8,576
* Berkshire Hathaway Inc. Class A	44	6,419
Goldman Sachs Group Inc.	39,572	5,851
American Express Co.	94,873	5,579
US Bancorp	146,427	4,847
* American International Group Inc.	101,950	3,857
Simon Property Group Inc.	21,835	3,498

Morgan Stanley	124,516	2,845
Bank of New York Mellon Corp.	92,511	2,513
American Tower Corporation	31,882	2,428
PNC Financial Services Group Inc.	38,611	2,386
Capital One Financial Corp.	40,991	2,309
MetLife Inc.	61,227	2,286
Travelers Cos. Inc.	26,651	2,091
Prudential Financial Inc.	34,723	2,010
Aflac Inc.	37,256	1,977
State Street Corp.	35,187	1,958
Loews Corp.	41,687	1,808
BlackRock Inc.	7,354	1,738
ACE Ltd.	20,005	1,707
Charles Schwab Corp.	99,786	1,649
SLM Corp.	93,341	1,577
Brown & Brown Inc.	55,225	1,510
Franklin Resources Inc.	10,731	1,469
T. Rowe Price Group Inc.	20,108	1,437
* Hilltop Holdings Inc.	106,400	1,398
SunTrust Banks Inc.	49,226	1,397
Legg Mason Inc.	50,294	1,391
Acadia Realty Trust	52,800	1,380
Discover Financial Services	35,784	1,374
BB&T Corp.	44,084	1,335
Allstate Corp.	29,725	1,305
Prologis Inc.	30,909	1,233
Arrow Financial Corp.	50,184	1,224
Eaton Vance Corp.	33,100	1,198
Chubb Corp.	14,831	1,191
Safety Insurance Group Inc.	24,600	1,181
Fifth Third Bancorp	72,014	1,173
Lincoln National Corp.	40,088	1,162
Hartford Financial Services Group Inc.	45,774	1,135
CME Group Inc.	18,930	1,095
Vornado Realty Trust	12,869	1,087
Marsh & McLennan Cos. Inc.	30,496	1,082
HCP Inc.	23,243	1,078
Sun Communities Inc.	24,600	1,057
Boston Properties Inc.	9,927	1,045
Weyerhaeuser Co.	34,629	1,043
Aon plc	17,746	1,025
Medical Properties Trust Inc.	75,100	1,010
Tompkins Financial Corp.	24,600	1,006
Moody's Corp.	18,140	994
American Equity Investment Life Holding Co.	73,200	987
Ventas Inc.	14,713	975
Principal Financial Group Inc.	31,425	974
EastGroup Properties Inc.	16,900	947
KeyCorp	99,677	937
SY Bancorp Inc.	41,000	927
Host Hotels & Resorts Inc.	54,646	918
Comerica Inc.	26,615	914
Public Storage	5,915	910
Universal Health Realty Income Trust	16,400	904
* Navigators Group Inc.	16,400	889
Equity Residential	15,449	856
* eHealth Inc.	34,800	848

Westamerica Bancorporation	18,900	840
Ramco-Gershenson Properties Trust	54,900	830
Urstadt Biddle Properties Inc. Class A	41,000	830
Community Trust Bancorp Inc.	24,600	829
Ameriprise Financial Inc.	12,336	818
Annaly Capital Management Inc.	54,940	817
Health Care REIT Inc.	12,975	815
Redwood Trust Inc.	41,000	783
First Financial Corp.	24,600	742
Progressive Corp.	32,265	726
CBL & Associates Properties Inc.	33,600	722
M&T Bank Corp.	6,920	711
Saul Centers Inc.	16,400	701
Regions Financial Corp.	86,154	670
Leucadia National Corp.	26,223	667
American Capital Agency Corp.	20,900	661
Washington REIT	22,800	649
Rayonier Inc.	11,800	635
AvalonBay Communities Inc.	4,878	633
Mack-Cali Realty Corp.	22,700	617
LTC Properties Inc.	16,400	611
Corporate Office Properties Trust	22,800	603
Inland Real Estate Corp.	65,800	597
Northern Trust Corp.	11,505	592
Kilroy Realty Corp.	11,700	584
Invesco Ltd.	21,349	582
* IntercontinentalExchange Inc.	4,027	559
Brookline Bancorp Inc.	63,200	557
Glimcher Realty Trust	49,200	547
Digital Realty Trust Inc.	7,821	531
Post Properties Inc.	10,500	509
* CIT Group Inc.	11,800	500
NYSE Euronext	14,002	484
XL Group plc Class A	17,044	472
General Growth Properties Inc.	24,000	468
* CBRE Group Inc. Class A	21,698	468
Investors Real Estate Trust	49,200	461
Extra Space Storage Inc.	11,400	454
* Affiliated Managers Group Inc.	3,100	446
Kimco Realty Corp.	20,051	416
Raymond James Financial Inc.	9,100	406
BGC Partners Inc. Class A	98,400	393
Plum Creek Timber Co. Inc.	8,103	390
Apartment Investment & Management Co. Class A	14,300	390
Macerich Co.	6,326	378
Duke Realty Corp.	23,652	364
Cincinnati Financial Corp.	8,423	357
Invesco Mortgage Capital Inc.	16,400	356
* Ocwen Financial Corp.	9,100	355
Capstead Mortgage Corp.	27,200	337
Federal Realty Investment Trust	3,075	325
Everest Re Group Ltd.	2,739	317
Reinsurance Group of America Inc. Class A	5,400	310
* Alleghany Corp.	856	309
Willis Group Holdings plc	8,461	302
Fidelity National Financial Inc. Class A	11,900	299
SL Green Realty Corp.	3,700	297

Huntington Bancshares Inc.	42,651	297
WR Berkley Corp.	7,176	295
Torchmark Corp.	5,277	294
PartnerRe Ltd.	3,279	288
New York Community Bancorp Inc.	21,514	287
Jones Lang LaSalle Inc.	3,100	286
Lazard Ltd. Class A	8,200	284
DDR Corp.	17,100	284
* Portfolio Recovery Associates Inc.	2,600	278
TD Ameritrade Holding Corp.	14,231	276
HCC Insurance Holdings Inc.	7,100	275
* MSCI Inc. Class A	8,100	273
Aspen Insurance Holdings Ltd.	8,000	273
Unum Group	11,700	273
* Arch Capital Group Ltd.	5,800	269
NASDAQ OMX Group Inc.	9,500	269
Allied World Assurance Co. Holdings AG	3,100	263
CNO Financial Group Inc.	25,600	263
Hanover Insurance Group Inc.	6,300	262
Ryman Hospitality Properties	6,337	253
Piedmont Office Realty Trust Inc. Class A	13,100	253
Alterra Capital Holdings Ltd.	8,200	250
Associated Banc-Corp	17,500	250
American National Insurance Co.	3,200	247
Axis Capital Holdings Ltd.	6,394	245
Washington Federal Inc.	13,900	245
Weingarten Realty Investors	8,400	242
Waddell & Reed Financial Inc. Class A	6,100	242
Realty Income Corp.	5,500	240
American Financial Group Inc.	5,600	238
White Mountains Insurance Group Ltd.	431	237
MFA Financial Inc.	26,200	236
* Markel Corp.	492	234
Regency Centers Corp.	4,656	232
UDR Inc.	9,700	232
Jefferies Group Inc.	11,600	231
* Genworth Financial Inc. Class A	25,167	231
Liberty Property Trust	5,777	226
People's United Financial Inc.	18,324	226
Hudson City Bancorp Inc.	26,291	225
Brandywine Realty Trust	17,600	224
PS Business Parks Inc.	3,100	221
DCT Industrial Trust Inc.	31,300	221
First American Financial Corp.	9,100	217
RenaissanceRe Holdings Ltd.	2,524	216
Northwest Bancshares Inc.	17,400	212
Zions Bancorporation	9,082	212
Arthur J Gallagher & Co.	5,707	211
Commerce Bancshares Inc.	5,593	210
Alexandria Real Estate Equities Inc.	2,800	203
Protective Life Corp.	6,400	203
Healthcare Realty Trust Inc.	7,900	201
Cullen/Frost Bankers Inc.	3,400	200
* E*TRADE Financial Corp.	18,800	199
SEI Investments Co.	7,317	197
Hospitality Properties Trust	7,693	194
Lexington Realty Trust	17,500	193

Omega Healthcare Investors Inc.	7,500	192
Kemper Corp.	5,700	190
Endurance Specialty Holdings Ltd.	4,400	189
Assured Guaranty Ltd.	10,300	187
* World Acceptance Corp.	2,400	186
Old Republic International Corp.	16,267	185
Montpelier Re Holdings Ltd.	7,600	185
Assurant Inc.	4,838	185
National Health Investors Inc.	2,900	185
Capitol Federal Financial Inc.	15,700	184
Chimera Investment Corp.	60,000	183
Bank of Hawaii Corp.	3,800	183
Sovran Self Storage Inc.	2,800	183
UMB Financial Corp.	4,100	182
East West Bancorp Inc.	7,700	181
Camden Property Trust	2,600	180
Platinum Underwriters Holdings Ltd.	3,700	180
Highwoods Properties Inc.	5,000	180
Douglas Emmett Inc.	7,700	180
Starwood Property Trust Inc.	7,000	179
CommonWealth REIT	10,800	178
TCF Financial Corp.	12,800	175
First Citizens BancShares Inc. Class A	1,000	174
EPR Properties	3,700	173
Colonial Properties Trust	7,900	173
* SVB Financial Group	2,600	173
Taubman Centers Inc.	2,100	171
CubeSmart	11,200	171
Essex Property Trust Inc.	1,100	169
Synovus Financial Corp.	65,400	169
Wintrust Financial Corp.	4,500	167
Hatteras Financial Corp.	6,100	165
Mid-America Apartment Communities Inc.	2,500	163
Validus Holdings Ltd.	4,465	163
ProAssurance Corp.	3,600	162
* Stifel Financial Corp.	4,400	162
Susquehanna Bancshares Inc.	13,700	156
Community Bank System Inc.	5,500	156
Fulton Financial Corp.	14,100	154
CapitalSource Inc.	18,900	153
Potlatch Corp.	3,500	152
Senior Housing Properties Trust	6,300	152
Equity Lifestyle Properties Inc.	2,100	150
Trustmark Corp.	6,500	150
* Popular Inc.	5,598	150
Iberiabank Corp.	2,900	149
* Signature Bank	2,000	148
First Financial Bankshares Inc.	3,600	148
StanCorp Financial Group Inc.	3,800	148
BRE Properties Inc.	2,900	148
First Horizon National Corp.	14,376	147
City National Corp.	2,757	146
DiamondRock Hospitality Co.	15,900	145
Erie Indemnity Co. Class A	1,995	142
Cathay General Bancorp	7,300	142
LaSalle Hotel Properties	5,000	137
Webster Financial Corp.	6,100	136

FirstMerit Corp.	8,900	136
* Enstar Group Ltd.	1,100	135
Home Properties Inc.	2,200	135
* Altisource Portfolio Solutions SA	1,500	132
Prosperity Bancshares Inc.	2,900	131
Hancock Holding Co.	4,300	130
First Niagara Financial Group Inc.	16,400	129
Tanger Factory Outlet Centers	3,600	128
* Alexander & Baldwin Inc.	3,700	124
* First Cash Financial Services Inc.	2,200	117
* Forest City Enterprises Inc. Class A	6,727	114
CVB Financial Corp.	10,300	113
FNB Corp.	9,600	111
Old National Bancorp	8,300	111
Cash America International Inc.	2,300	110
Federated Investors Inc. Class B	4,579	108
* Texas Capital Bancshares Inc.	2,600	108
* St. Joe Co.	4,579	108
National Penn Bancshares Inc.	10,900	106
First Financial Bancorp	6,800	104
Mercury General Corp.	2,555	101
BOK Financial Corp.	1,800	101
CYS Investments Inc.	7,700	100
National Retail Properties Inc.	3,000	96
BioMed Realty Trust Inc.	4,700	96
Two Harbors Investment Corp.	7,700	96
Umpqua Holdings Corp.	7,500	95
* TFS Financial Corp.	8,900	91
American Campus Communities Inc.	1,900	88
Radian Group Inc.	13,400	86
Valley National Bancorp	8,484	83
RLI Corp.	1,200	83
Janus Capital Group Inc.	8,842	82
* Ezcorp Inc. Class A	3,700	82
United Bankshares Inc.	2,900	74
DuPont Fabros Technology Inc.	3,100	73
MarketAxess Holdings Inc.	1,800	68
* Howard Hughes Corp.	900	65
* MBIA Inc.	7,500	65
* MGIC Investment Corp.	23,000	64
* Financial Engines Inc.	1,800	60
* FelCor Lodging Trust Inc.	10,000	54
* Citizens Inc.	4,800	48
LPL Financial Holdings Inc.	1,400	47
* Knight Capital Group Inc. Class A	9,200	34
* Altisource Residential Corp.	1,140	21
		222,100
Health Care (5.3%)
Johnson & Johnson	203,720	15,059
Pfizer Inc.	550,410	15,015
Merck & Co. Inc.	226,514	9,797
Amgen Inc.	69,830	5,968
* Gilead Sciences Inc.	131,456	5,186
Bristol-Myers Squibb Co.	137,226	4,959
Eli Lilly & Co.	89,295	4,794
UnitedHealth Group Inc.	84,854	4,685
AbbVie Inc.	120,658	4,427

Abbott Laboratories	120,658	4,088
* Express Scripts Holding Co.	71,816	3,836
* Celgene Corp.	37,434	3,705
Medtronic Inc.	77,402	3,607
Baxter International Inc.	49,034	3,327
Allergan Inc.	30,932	3,248
* Biogen Idec Inc.	20,325	3,172
* Intuitive Surgical Inc.	5,128	2,945
Thermo Fisher Scientific Inc.	40,221	2,902
Cigna Corp.	35,045	2,045
* Forest Laboratories Inc.	53,827	1,954
Covidien plc	28,360	1,768
St. Jude Medical Inc.	42,072	1,712
WellPoint Inc.	25,605	1,660
Cooper Cos. Inc.	14,995	1,520
McKesson Corp.	14,076	1,481
Patterson Cos. Inc.	40,226	1,453
Agilent Technologies Inc.	31,045	1,390
Stryker Corp.	20,721	1,298
* Edwards Lifesciences Corp.	13,750	1,237
* Alexion Pharmaceuticals Inc.	11,966	1,125
* Regeneron Pharmaceuticals Inc.	6,200	1,078
* Cerner Corp.	13,053	1,078
Aetna Inc.	21,721	1,048
Cardinal Health Inc.	19,549	856
* Vertex Pharmaceuticals Inc.	18,899	846
Becton Dickinson and Co.	9,947	836
Humana Inc.	11,177	831
Quest Diagnostics Inc.	13,174	763
AmerisourceBergen Corp. Class A	16,217	736
* Illumina Inc.	14,341	726
Zimmer Holdings Inc.	8,988	671
* Actavis Inc.	7,744	669
* Laboratory Corp. of America Holdings	7,351	658
* DaVita HealthCare Partners Inc.	5,437	628
* Mylan Inc.	21,737	615
Perrigo Co.	5,939	597
* Life Technologies Corp.	8,893	575
* Boston Scientific Corp.	72,615	542
* Varian Medical Systems Inc.	6,990	494
Coventry Health Care Inc.	10,723	491
West Pharmaceutical Services Inc.	8,100	480
* Waters Corp.	4,512	413
* BioMarin Pharmaceutical Inc.	7,400	406
Teleflex Inc.	5,400	405
* Henry Schein Inc.	4,559	394
HCA Holdings Inc.	9,900	373
CR Bard Inc.	3,599	367
* Hologic Inc.	15,200	362
* CareFusion Corp.	10,938	340
* Pharmacyclics Inc.	4,800	333
* Kindred Healthcare Inc.	28,400	306
* Mettler-Toledo International Inc.	1,400	298
* IDEXX Laboratories Inc.	3,100	295
ResMed Inc.	6,700	293
DENTSPLY International Inc.	6,955	290
* Tenet Healthcare Corp.	7,450	289

* Hospira Inc.	8,289	283
* Onyx Pharmaceuticals Inc.	3,600	279
* Neogen Corp.	6,000	279
* Myriad Genetics Inc.	10,000	271
STERIS Corp.	7,100	268
* MEDNAX Inc.	3,100	265
PerkinElmer Inc.	7,400	261
Universal Health Services Inc. Class B	4,428	251
* Haemonetics Corp.	5,800	243
* Isis Pharmaceuticals Inc.	16,700	243
* Endo Health Solutions Inc.	7,200	228
Omnicare Inc.	5,778	225
* Brookdale Senior Living Inc. Class A	8,300	224
* LifePoint Hospitals Inc.	5,000	219
* Sirona Dental Systems Inc.	3,200	213
* DexCom Inc.	13,700	209
* HMS Holdings Corp.	7,500	204
* United Therapeutics Corp.	3,700	199
* Allscripts Healthcare Solutions Inc.	17,500	194
* Bio-Rad Laboratories Inc. Class A	1,700	193
Community Health Systems Inc.	5,026	193
Warner Chilcott plc Class A	13,376	190
* Medivation Inc.	3,400	185
* Alkermes plc	8,000	184
* WellCare Health Plans Inc.	3,600	183
* HealthSouth Corp.	7,600	181
* Health Management Associates Inc. Class A	16,900	176
* Nektar Therapeutics	20,300	174
* Seattle Genetics Inc.	5,900	174
* Covance Inc.	2,600	173
* VCA Antech Inc.	7,900	171
* athenahealth Inc.	1,900	164
* Magellan Health Services Inc.	3,200	164
* Ariad Pharmaceuticals Inc.	7,900	157
* Incyte Corp. Ltd.	8,500	156
Hill-Rom Holdings Inc.	4,700	156
* Salix Pharmaceuticals Ltd.	3,200	153
* Charles River Laboratories International Inc.	3,700	153
Owens & Minor Inc.	4,900	150
* Cubist Pharmaceuticals Inc.	3,300	142
Techne Corp.	1,900	136
Chemed Corp.	1,800	136
* Align Technology Inc.	4,300	135
* Cepheid Inc.	3,700	134
* PAREXEL International Corp.	3,900	132
* Alere Inc.	6,200	132
* Health Net Inc.	4,800	131
* PSS World Medical Inc.	4,400	127
* Jazz Pharmaceuticals plc	2,200	124
* ViroPharma Inc.	4,600	123
* Theravance Inc.	5,400	120
* NuVasive Inc.	6,800	117
* Thoratec Corp.	3,200	117
* Volcano Corp.	4,600	115
* Impax Laboratories Inc.	5,700	115
* Centene Corp.	2,500	108
* Rigel Pharmaceuticals Inc.	16,365	107

* Exelixis Inc.	23,018	107
Questcor Pharmaceuticals Inc.	3,800	97
* Alnylam Pharmaceuticals Inc.	4,000	97
* Auxilium Pharmaceuticals Inc.	5,200	96
Masimo Corp.	4,500	91
* MedAssets Inc.	4,000	78
* Vivus Inc.	6,300	76
Quality Systems Inc.	3,800	69
* ImmunoGen Inc.	4,600	66
* Lexicon Pharmaceuticals Inc.	30,600	65
* Cadence Pharmaceuticals Inc.	13,400	63
* Halozyme Therapeutics Inc.	8,200	55
* InterMune Inc.	5,200	51
* Quidel Corp.	2,200	49
* Omnicell Inc.	2,800	44
* Dendreon Corp.	7,205	42
* Sequenom Inc.	9,800	41
Computer Programs & Systems Inc.	500	26
* Molina Healthcare Inc.	900	26
* Akorn Inc.	1,800	24
* Cyberonics Inc.	500	22
		151,269
Industrials (5.0%)
General Electric Co.	798,095	17,782
United Technologies Corp.	75,318	6,596
3M Co.	54,740	5,504
Union Pacific Corp.	38,649	5,081
Caterpillar Inc.	48,139	4,736
United Parcel Service Inc. Class B	56,746	4,499
Boeing Co.	54,847	4,052
Honeywell International Inc.	50,564	3,451
Emerson Electric Co.	57,297	3,280
Deere & Co.	33,819	3,181
Precision Castparts Corp.	17,173	3,150
Danaher Corp.	45,160	2,706
Cummins Inc.	23,506	2,699
PACCAR Inc.	50,040	2,355
Norfolk Southern Corp.	31,653	2,180
General Dynamics Corp.	31,462	2,086
CSX Corp.	94,583	2,084
Illinois Tool Works Inc.	33,010	2,074
FedEx Corp.	19,311	1,959
Northrop Grumman Corp.	28,714	1,868
Eaton Corp. plc	30,013	1,709
Ingersoll-Rand plc	30,443	1,565
* Jacobs Engineering Group Inc.	32,257	1,552
Robert Half International Inc.	43,624	1,537
Lockheed Martin Corp.	17,109	1,486
* JetBlue Airways Corp.	227,800	1,324
Rockwell Automation Inc.	14,670	1,308
Stanley Black & Decker Inc.	16,242	1,248
Alliant Techsystems Inc.	19,157	1,240
Armstrong World Industries Inc.	21,560	1,186
Waste Management Inc.	30,898	1,124
Dover Corp.	14,202	983
Parker Hannifin Corp.	10,086	938
Fastenal Co.	17,897	889

* Delta Air Lines Inc.	63,065	876
WW Grainger Inc.	3,982	867
Raytheon Co.	16,253	856
Joy Global Inc.	13,335	842
Tyco International Ltd.	26,742	808
Fluor Corp.	11,284	732
Expeditors International of Washington Inc.	16,695	716
ADT Corp.	14,971	711
Republic Services Inc. Class A	21,603	689
* IHS Inc. Class A	6,500	669
Pentair Ltd.	12,993	659
Iron Mountain Inc.	17,092	585
Textron Inc.	19,375	557
CH Robinson Worldwide Inc.	8,236	545
AMETEK Inc.	13,156	539
* United Continental Holdings Inc.	22,100	534
Roper Industries Inc.	4,432	521
* Verisk Analytics Inc. Class A	9,300	513
Kansas City Southern	5,200	484
Hubbell Inc. Class B	5,100	464
Amerco Inc.	3,400	457
* Hertz Global Holdings Inc.	24,300	444
Southwest Airlines Co.	39,115	439
Flowserve Corp.	2,768	434
Snap-on Inc.	5,300	429
Geo Group Inc.	13,132	428
Pall Corp.	5,860	400
* Stericycle Inc.	4,227	399
Masco Corp.	21,087	388
Rockwell Collins Inc.	6,258	369
Toro Co.	8,200	361
Equifax Inc.	6,097	358
TransDigm Group Inc.	2,600	352
Arkansas Best Corp.	32,900	346
Corrections Corp. of America	8,900	337
* United Rentals Inc.	6,600	334
Manpower Inc.	6,454	332
* Copart Inc.	9,000	323
JB Hunt Transport Services Inc.	4,729	318
IDEX Corp.	6,300	314
* Quanta Services Inc.	10,800	313
* Owens Corning	7,500	313
Regal-Beloit Corp.	4,200	312
* B/E Aerospace Inc.	6,000	309
L-3 Communications Holdings Inc.	4,043	307
Timken Co.	5,600	300
* Fortune Brands Home & Security Inc.	8,950	293
Copa Holdings SA Class A	2,600	285
* Genesee & Wyoming Inc. Class A	3,300	279
MSC Industrial Direct Co. Inc. Class A	3,500	277
Belden Inc.	5,700	274
URS Corp.	6,500	270
Cintas Corp.	6,379	270
Xylem Inc.	9,535	266
Applied Industrial Technologies Inc.	6,000	264
* AECOM Technology Corp.	10,300	263
Valmont Industries Inc.	1,800	262

EMCOR Group Inc.	7,200	262
* Kirby Corp.	3,700	261
* Oshkosh Corp.	6,600	259
Nordson Corp.	3,800	257
Donaldson Co. Inc.	6,800	256
Acuity Brands Inc.	3,700	255
Lincoln Electric Holdings Inc.	4,700	254
Kaydon Corp.	10,200	253
Carlisle Cos. Inc.	3,900	250
* Nielsen Holdings NV	7,600	247
KBR Inc.	7,800	244
* Alaska Air Group Inc.	5,200	240
* Terex Corp.	7,402	240
* USG Corp.	8,100	238
Deluxe Corp.	6,400	235
* Tetra Tech Inc.	8,200	235
Wabtec Corp.	2,500	234
* AGCO Corp.	4,400	233
* Old Dominion Freight Line Inc.	6,150	229
Graco Inc.	4,000	229
Waste Connections Inc.	6,300	227
* Teledyne Technologies Inc.	3,300	225
Brady Corp. Class A	6,400	223
* Shaw Group Inc.	4,700	222
Avery Dennison Corp.	5,530	213
* WESCO International Inc.	2,900	212
Landstar System Inc.	3,700	211
GATX Corp.	4,400	208
* WABCO Holdings Inc.	3,300	207
Dun & Bradstreet Corp.	2,530	206
Crane Co.	4,100	206
Gardner Denver Inc.	2,900	204
Curtiss-Wright Corp.	5,700	203
* Avis Budget Group Inc.	9,400	202
Lennox International Inc.	3,500	201
* Middleby Corp.	1,400	198
Triumph Group Inc.	2,800	197
Covanta Holding Corp.	9,900	195
Actuant Corp. Class A	6,600	195
* Esterline Technologies Corp.	2,900	193
Harsco Corp.	7,500	191
* Moog Inc. Class A	4,300	188
AO Smith Corp.	2,700	187
Trinity Industries Inc.	4,700	187
SPX Corp.	2,499	187
* Clean Harbors Inc.	3,300	183
Watsco Inc.	2,400	181
Rollins Inc.	7,300	180
* Sensata Technologies Holding NV	5,300	179
Kennametal Inc.	4,200	172
Towers Watson & Co. Class A	2,800	171
Macquarie Infrastructure Co. LLC	3,500	162
* Foster Wheeler AG	6,175	161
United Stationers Inc.	4,800	160
* Colfax Corp.	3,501	156
Brink's Co.	5,200	155
* Hub Group Inc. Class A	4,200	155

Babcock & Wilcox Co.	5,750	153
* Hexcel Corp.	5,700	153
CLARCOR Inc.	3,000	151
Mine Safety Appliances Co.	3,200	148
* DigitalGlobe Inc.	5,254	147
Pitney Bowes Inc.	10,047	145
Woodward Inc.	3,700	142
* MasTec Inc.	5,000	142
* Atlas Air Worldwide Holdings Inc.	3,100	140
* EnerSys Inc.	3,400	139
Watts Water Technologies Inc. Class A	3,000	138
Granite Construction Inc.	3,800	138
Manitowoc Co. Inc.	7,800	137
Werner Enterprises Inc.	5,800	137
* II-VI Inc.	8,000	136
Ryder System Inc.	2,387	136
ABM Industries Inc.	5,900	129
UTi Worldwide Inc.	8,700	128
* General Cable Corp.	3,800	128
Con-way Inc.	4,000	126
Healthcare Services Group Inc.	5,100	123
* Spirit Aerosystems Holdings Inc. Class A	7,700	123
Mueller Industries Inc.	2,300	123
ITT Corp.	4,767	122
Robbins & Myers Inc.	2,100	122
Corporate Executive Board Co.	2,400	120
* Advisory Board Co.	2,200	119
HNI Corp.	3,600	114
* Navistar International Corp.	4,300	112
Herman Miller Inc.	4,500	111
* Mobile Mini Inc.	4,600	110
RR Donnelley & Sons Co.	11,613	107
Barnes Group Inc.	4,400	105
Exelis Inc.	9,535	105
* GrafTech International Ltd.	10,600	102
Matson Inc.	3,700	101
* ACCO Brands Corp.	11,942	100
Simpson Manufacturing Co. Inc.	3,000	97
Huntington Ingalls Industries Inc.	2,129	94
* FTI Consulting Inc.	2,900	94
* Polypore International Inc.	2,400	93
HEICO Corp.	1,875	85
* Acacia Research Corp.	3,200	82
* Chart Industries Inc.	1,200	79
* DryShips Inc.	35,100	76
Raven Industries Inc.	2,800	75
H&E Equipment Services Inc.	3,200	62
* GenCorp Inc.	5,200	56
Generac Holdings Inc.	1,400	52
Steelcase Inc. Class A	3,800	52
* EnergySolutions Inc.	13,400	51
Interface Inc. Class A	3,000	50
Griffon Corp.	4,200	50
AAR Corp.	2,600	49
Apogee Enterprises Inc.	2,000	49
Universal Forest Products Inc.	1,200	49
* Taser International Inc.	5,600	47

* Huron Consulting Group Inc.	800	27
Seaboard Corp.	10	27
* Engility Holdings Inc.	673	13
Hyster-Yale Materials Handling Inc.	200	10
		143,143
Information Technology (8.1%)
Apple Inc.	72,665	33,085
International Business Machines Corp.	90,700	18,418
Microsoft Corp.	639,176	17,558
* Google Inc. Class A	20,972	15,848
Oracle Corp.	368,971	13,102
Cisco Systems Inc.	429,248	8,830
QUALCOMM Inc.	127,430	8,414
Intel Corp.	377,642	7,946
Visa Inc. Class A	39,156	6,183
* eBay Inc.	106,290	5,945
Mastercard Inc. Class A	8,159	4,230
* EMC Corp.	155,162	3,819
Accenture plc Class A	44,659	3,211
Automatic Data Processing Inc.	44,686	2,649
Hewlett-Packard Co.	149,474	2,468
Texas Instruments Inc.	71,416	2,362
* Cognizant Technology Solutions Corp. Class A	29,836	2,333
* Citrix Systems Inc.	28,942	2,117
* Salesforce.com Inc.	12,232	2,106
* Yahoo! Inc.	102,266	2,007
Dell Inc.	146,384	1,938
* Facebook Inc. Class A	61,104	1,892
* Juniper Networks Inc.	78,354	1,754
* NetApp Inc.	44,956	1,618
* Adobe Systems Inc.	40,093	1,517
Intuit Inc.	22,480	1,402
* SanDisk Corp.	27,515	1,375
Corning Inc.	114,132	1,370
Motorola Solutions Inc.	22,810	1,332
Broadcom Corp. Class A	38,833	1,260
Seagate Technology plc	36,683	1,246
* Symantec Corp.	56,612	1,232
Western Digital Corp.	25,946	1,219
TE Connectivity Ltd.	30,780	1,197
* F5 Networks Inc.	10,676	1,120
* Autodesk Inc.	28,379	1,103
* Polycom Inc.	98,100	1,082
* VMware Inc. Class A	12,004	918
Altera Corp.	25,323	846
Amphenol Corp. Class A	11,932	806
Applied Materials Inc.	60,820	785
* Equinix Inc.	3,500	754
Western Union Co.	51,741	736
Xerox Corp.	91,896	736
* Teradata Corp.	10,836	722
* BMC Software Inc.	17,025	707
* Rackspace Hosting Inc.	8,800	663
* Micron Technology Inc.	85,522	647
NVIDIA Corp.	50,948	625
Fidelity National Information Services Inc.	15,829	587
* Red Hat Inc.	10,450	581

* Electronic Arts Inc.	36,464	574
* Fiserv Inc.	7,098	570
Avago Technologies Ltd. Class A	15,900	569
Analog Devices Inc.	12,941	565
KLA-Tencor Corp.	10,192	560
Paychex Inc.	17,100	558
* TIBCO Software Inc.	23,100	541
* Informatica Corp.	13,200	489
* VeriSign Inc.	10,966	476
Maxim Integrated Products Inc.	14,836	467
CA Inc.	18,799	467
* Riverbed Technology Inc.	24,000	466
* Trimble Navigation Ltd.	7,400	463
* Akamai Technologies Inc.	11,302	460
Computer Sciences Corp.	10,490	438
* Lam Research Corp.	10,111	416
Linear Technology Corp.	11,287	413
* Alliance Data Systems Corp.	2,526	398
Marvell Technology Group Ltd.	42,379	392
* ANSYS Inc.	5,300	390
Xilinx Inc.	9,407	343
Amdocs Ltd.	9,538	340
Jack Henry & Associates Inc.	7,900	328
* VeriFone Systems Inc.	9,300	323
* WEX Inc.	4,100	322
Activision Blizzard Inc.	28,265	322
Microchip Technology Inc.	9,230	309
* Nuance Communications Inc.	12,300	296
Global Payments Inc.	6,000	296
Harris Corp.	6,338	293
Solera Holdings Inc.	5,300	291
* Arris Group Inc.	16,900	279
* Gartner Inc.	5,300	273
Plantronics Inc.	6,600	271
* Avnet Inc.	7,543	267
IAC/InterActiveCorp	6,419	265
* Synopsys Inc.	7,838	262
FactSet Research Systems Inc.	2,800	259
* Skyworks Solutions Inc.	10,800	259
* Cymer Inc.	2,500	257
* Ultimate Software Group Inc.	2,500	254
* CommVault Systems Inc.	3,300	253
DST Systems Inc.	3,747	251
* Cree Inc.	5,615	242
* NCR Corp.	8,367	232
Total System Services Inc.	9,935	231
* MICROS Systems Inc.	5,000	230
* Euronet Worldwide Inc.	9,300	228
* Fortinet Inc.	9,600	226
MAXIMUS Inc.	3,300	226
Genpact Ltd.	13,200	221
* Arrow Electronics Inc.	5,750	221
* Concur Technologies Inc.	3,300	221
* LSI Corp.	30,866	217
* Veeco Instruments Inc.	6,900	217
SAIC Inc.	17,876	216
* SINA Corp.	3,900	214

* ACI Worldwide Inc.	4,500	214
* Progress Software Corp.	9,100	214
* JDS Uniphase Corp.	14,100	205
Convergys Corp.	12,000	204
* Flextronics International Ltd.	32,825	204
Jabil Circuit Inc.	10,719	203
* Cadence Design Systems Inc.	14,500	202
FLIR Systems Inc.	8,300	197
MercadoLibre Inc.	2,100	186
* PTC Inc.	8,000	185
* NeuStar Inc. Class A	4,000	181
* Vishay Intertechnology Inc.	16,200	178
* Hittite Microwave Corp.	2,900	178
* Dealertrack Technologies Inc.	5,600	177
* Teradyne Inc.	10,800	175
* Zebra Technologies Corp.	4,000	173
* ON Semiconductor Corp.	21,900	172
Loral Space & Communications Inc.	2,900	170
AOL Inc.	5,491	168
* Microsemi Corp.	8,000	167
* Semtech Corp.	5,500	166
* QLogic Corp.	14,100	163
National Instruments Corp.	5,700	162
Littelfuse Inc.	2,500	160
* CoStar Group Inc.	1,700	159
* Acxiom Corp.	8,900	158
* Itron Inc.	3,400	158
Diebold Inc.	5,326	157
Anixter International Inc.	2,300	155
* Tyler Technologies Inc.	2,800	151
* International Rectifier Corp.	7,700	150
Power Integrations Inc.	4,000	150
* Sonus Networks Inc.	65,800	149
* Ingram Micro Inc.	8,200	149
* Atmel Corp.	22,100	148
* Brocade Communications Systems Inc.	25,200	144
Broadridge Financial Solutions Inc.	6,095	144
Intersil Corp. Class A	16,500	143
* Tech Data Corp.	2,800	143
* ViaSat Inc.	3,700	142
* ValueClick Inc.	6,800	139
* PMC - Sierra Inc.	23,700	137
* CoreLogic Inc.	5,145	135
MKS Instruments Inc.	4,800	133
IPG Photonics Corp.	2,000	131
* Cirrus Logic Inc.	4,600	130
* QLIK Technologies Inc.	5,800	129
* CACI International Inc. Class A	2,400	129
* Mentor Graphics Corp.	7,500	128
* Ciena Corp.	8,100	127
* Compuware Corp.	10,822	126
* SolarWinds Inc.	2,300	125
* Manhattan Associates Inc.	1,800	123
Syntel Inc.	2,100	122
* Aruba Networks Inc.	5,300	122
FEI Co.	2,000	122
* Fairchild Semiconductor International Inc. Class A	8,000	118

Lexmark International Inc. Class A	4,900	118
* Sapient Corp.	9,700	117
* First Solar Inc.	4,070	115
* ScanSource Inc.	3,900	113
* NetSuite Inc.	1,600	112
Blackbaud Inc.	4,500	112
Dolby Laboratories Inc. Class A	3,400	110
Lender Processing Services Inc.	4,533	109
* OSI Systems Inc.	2,000	109
* Advent Software Inc.	4,400	108
Cognex Corp.	2,700	107
* TiVo Inc.	7,900	105
* NETGEAR Inc.	3,000	105
ADTRAN Inc.	5,000	101
InterDigital Inc.	2,300	100
Coherent Inc.	1,800	100
* Entegris Inc.	10,100	100
Fair Isaac Corp.	2,200	99
* Rovi Corp.	5,699	99
Molex Inc.	3,541	96
* Bottomline Technologies de Inc.	3,200	93
* Advanced Micro Devices Inc.	35,306	92
* BroadSoft Inc.	2,700	92
* Synaptics Inc.	2,600	91
* Sohu.com Inc.	1,900	91
* VistaPrint NV	2,500	90
* VirnetX Holding Corp.	2,500	87
* Silicon Laboratories Inc.	2,000	87
* RF Micro Devices Inc.	17,400	87
* Cavium Inc.	2,600	87
Molex Inc. Class A	3,861	87
* Aspen Technology Inc.	2,800	86
* Acme Packet Inc.	3,500	85
* Finisar Corp.	5,300	82
* Plexus Corp.	3,000	77
* Take-Two Interactive Software Inc.	6,200	75
Tellabs Inc.	32,000	73
* Silicon Graphics International Corp.	5,000	73
* Move Inc.	7,600	72
* Monster Worldwide Inc.	12,300	71
* Unisys Corp.	3,200	71
Cabot Microelectronics Corp.	1,900	70
Cypress Semiconductor Corp.	6,800	70
* MEMC Electronic Materials Inc.	16,600	69
* Vocus Inc.	3,800	67
* Netscout Systems Inc.	2,400	62
* Freescale Semiconductor Ltd.	4,200	61
* MicroStrategy Inc. Class A	600	60
Blucora Inc.	3,800	56
* Universal Display Corp.	2,000	56
* Perficient Inc.	4,400	53
Daktronics Inc.	4,400	52
Badger Meter Inc.	1,000	50
EPIQ Systems Inc.	4,000	49
* Applied Micro Circuits Corp.	5,600	48
* LogMeIn Inc.	2,100	48
* Sourcefire Inc.	1,000	43

* Liquidity Services Inc.	1,300	41
* Cardtronics Inc.	1,400	36
* FleetCor Technologies Inc.	600	36
* WebMD Health Corp.	2,157	36
* Sanmina Corp.	2,800	26
Heartland Payment Systems Inc.	800	25
		229,807
Materials (1.6%)
Monsanto Co.	38,697	3,922
EI du Pont de Nemours & Co.	73,637	3,494
Dow Chemical Co.	86,875	2,797
Praxair Inc.	24,188	2,670
CF Industries Holdings Inc.	10,551	2,418
Freeport-McMoRan Copper & Gold Inc.	63,253	2,230
LyondellBasell Industries NV Class A	29,300	1,858
Mosaic Co.	25,594	1,568
Newmont Mining Corp.	35,077	1,507
International Paper Co.	35,890	1,487
^ PPG Industries Inc.	9,815	1,353
Ecolab Inc.	18,005	1,304
Air Products & Chemicals Inc.	14,339	1,254
Sherwin-Williams Co.	6,403	1,038
Vulcan Materials Co.	14,860	840
Celanese Corp. Class A	15,941	747
Nucor Corp.	15,392	708
Eastman Chemical Co.	9,444	672
Cliffs Natural Resources Inc.	15,073	562
Southern Copper Corp.	13,069	515
Sigma-Aldrich Corp.	6,032	466
Alcoa Inc.	50,504	446
FMC Corp.	7,200	443
Valspar Corp.	5,700	378
Minerals Technologies Inc.	9,000	372
* Texas Industries Inc.	6,100	347
Reliance Steel & Aluminum Co.	5,200	337
Sensient Technologies Corp.	8,500	324
Rock Tenn Co. Class A	4,100	324
Ashland Inc.	4,029	316
Royal Gold Inc.	4,200	314
Packaging Corp. of America	8,100	311
HB Fuller Co.	7,600	297
Albemarle Corp.	4,800	294
RPM International Inc.	9,100	284
International Flavors & Fragrances Inc.	3,972	280
Ball Corp.	6,160	274
* Crown Holdings Inc.	7,200	273
* WR Grace & Co.	3,700	266
Airgas Inc.	2,737	261
MeadWestvaco Corp.	8,313	261
PolyOne Corp.	11,900	260
Compass Minerals International Inc.	3,600	259
Steel Dynamics Inc.	16,200	246
* Louisiana-Pacific Corp.	12,500	243
Martin Marietta Materials Inc.	2,400	237
Rockwood Holdings Inc.	4,300	235
Cytec Industries Inc.	3,200	235
Worthington Industries Inc.	8,500	234

Domtar Corp.	2,800	233
Aptargroup Inc.	4,300	222
Silgan Holdings Inc.	4,900	210
Eagle Materials Inc.	3,200	207
NewMarket Corp.	800	204
Huntsman Corp.	11,100	196
Cabot Corp.	5,200	195
* Owens-Illinois Inc.	8,150	194
Sonoco Products Co.	5,900	183
Allegheny Technologies Inc.	5,743	182
Sealed Air Corp.	9,689	181
Bemis Co. Inc.	5,060	180
United States Steel Corp.	7,931	177
Carpenter Technology Corp.	3,000	157
Olin Corp.	6,200	144
Walter Energy Inc.	3,700	139
Commercial Metals Co.	8,100	135
Scotts Miracle-Gro Co. Class A	3,000	131
Intrepid Potash Inc.	5,300	123
* Chemtura Corp.	5,200	123
Greif Inc. Class A	2,500	117
* Coeur d'Alene Mines Corp.	5,100	111
* Allied Nevada Gold Corp.	4,400	104
Schnitzer Steel Industries Inc.	3,500	102
Globe Specialty Metals Inc.	6,700	102
* Stillwater Mining Co.	7,400	100
Hecla Mining Co.	18,800	99
Schweitzer-Mauduit International Inc.	2,400	98
Buckeye Technologies Inc.	3,300	95
Balchem Corp.	2,500	93
* Resolute Forest Products	6,700	91
* Molycorp Inc.	8,200	60
* Kraton Performance Polymers Inc.	2,000	52
Axiall Corp.	221	12
		46,513
Telecommunication Services (1.1%)
AT&T Inc.	434,220	15,107
Verizon Communications Inc.	219,204	9,559
CenturyLink Inc.	42,495	1,719
* Crown Castle International Corp.	18,578	1,310
* Sprint Nextel Corp.	226,118	1,273
Windstream Corp.	53,196	518
* tw telecom inc Class A	14,600	403
* SBA Communications Corp. Class A	5,700	397
Frontier Communications Corp.	80,302	367
* Level 3 Communications Inc.	14,500	345
* Clearwire Corp. Class A	60,400	193
Telephone & Data Systems Inc.	6,973	176
* MetroPCS Communications Inc.	15,605	157
Cogent Communications Group Inc.	5,200	129
* Cincinnati Bell Inc.	20,800	99
Shenandoah Telecommunications Co.	4,875	71
* NII Holdings Inc.	9,987	70
* Premiere Global Services Inc.	7,000	66
* General Communication Inc. Class A	5,400	46
		32,005

Utilities (1.6%)
Duke Energy Corp.	50,668	3,483
Southern Co.	53,287	2,357
Xcel Energy Inc.	79,086	2,197
AES Corp.	200,427	2,173
NiSource Inc.	73,766	1,994
Exelon Corp.	62,813	1,975
TECO Energy Inc.	104,389	1,855
NextEra Energy Inc.	24,535	1,768
MGE Energy Inc.	33,700	1,766
CenterPoint Energy Inc.	84,271	1,722
Dominion Resources Inc.	28,525	1,543
American Electric Power Co. Inc.	28,691	1,299
FirstEnergy Corp.	26,190	1,060
PG&E Corp.	24,565	1,047
Empire District Electric Co.	49,200	1,044
Northeast Utilities	24,804	1,010
Sempra Energy	12,252	919
PPL Corp.	29,432	891
Public Service Enterprise Group Inc.	27,837	868
Consolidated Edison Inc.	14,127	804
Edison International	15,000	723
ONEOK Inc.	12,000	564
Entergy Corp.	8,731	564
NRG Energy Inc.	21,978	527
DTE Energy Co.	7,325	464
Wisconsin Energy Corp.	11,559	456
Portland General Electric Co.	12,300	353
CMS Energy Corp.	13,700	352
IDACORP Inc.	7,500	348
Integrys Energy Group Inc.	6,300	345
OGE Energy Corp.	5,600	329
Ameren Corp.	10,019	325
* Calpine Corp.	16,384	323
UNS Energy Corp.	7,100	322
ALLETE Inc.	6,800	314
Black Hills Corp.	7,500	303
SCANA Corp.	6,256	293
NorthWestern Corp.	7,900	292
NV Energy Inc.	15,400	291
Great Plains Energy Inc.	13,600	291
American Water Works Co. Inc.	7,600	291
Cleco Corp.	6,800	291
Pinnacle West Capital Corp.	5,092	272
Vectren Corp.	8,100	256
Westar Energy Inc.	8,500	256
SJW Corp.	9,380	254
Alliant Energy Corp.	5,477	251
ITC Holdings Corp.	2,900	235
Aqua America Inc.	8,500	231
UIL Holdings Corp.	5,900	220
Pepco Holdings Inc.	11,123	217
MDU Resources Group Inc.	9,276	216
Questar Corp.	9,080	211
AGL Resources Inc.	5,000	209
Hawaiian Electric Industries Inc.	7,700	208
Northwest Natural Gas Co.	4,500	204

Avista Corp.			7,800	202
National Fuel Gas Co.			3,600	196
Southwest Gas Corp.			3,900	174
South Jersey Industries Inc.			3,200	174
UGI Corp.			4,900	173
CH Energy Group Inc.			2,500	162
Laclede Group Inc.			3,900	156
WGL Holdings Inc.			3,700	155
El Paso Electric Co.			4,200	141
Atmos Energy Corp.			3,600	134
Piedmont Natural Gas Co. Inc.			4,000	127
New Jersey Resources Corp.			2,900	122
PNM Resources Inc.			5,700	122
				45,414
Total United States				1,291,489
Total Common Stocks (Cost $2,416,234)				2,836,329
	Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[4,5] Vanguard Market Liquidity Fund	0.143%		27,594,301	27,594

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.097%	3/27/13	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.140%	2/11/13	800	800
				1,800
Total Temporary Cash Investments (Cost $29,394)				29,394
Total Investments (100.8%) (Cost $2,445,628)				2,865,723
Other Assets and Liabilities-Net (-0.8%)[5]				(23,365)
Net Assets (100%)				2,842,358

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,327,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate value of these securities was $5,266,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $12,093,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $1,050,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Total World Stock Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Total World Stock Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks-U.S.	1,291,489	—	—
Common Stocks-International	238,736	1,305,924	180
Temporary Cash Investments	27,594	1,800	—
Futures Contracts—Assets[1]	17	—	—
Futures Contracts—Liabilities[1]	(27)	—	—
Forward Currency Contracts—Assets	—	53	—
Forward Currency Contracts—Liabilities	—	(96)	—
Total	1,557,809	1,307,681	180
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Total World Stock Index Fund

At January 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2013	20	2,182	140
Dow Jones EURO STOXX 50 Index	March 2013	57	2,098	39
FTSE 100 Index	March 2013	19	1,886	78
S&P 500 Index	March 2013	5	1,867	105
Topix Index	March 2013	14	1,438	122
S&P ASX 200 Index	March 2013	6	758	27
E-mini S&P 500 Index	March 2013	4	299	7

Unrealized appreciation (depreciation) on open E-mini S&P Mid-Cap 400 Index, FTSE 100 Index, S&P 500 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/20/2013	EUR	1,505	USD	1,992	51
UBS AG	3/20/2013	GBP	1,132	USD	1,819	(24)
UBS AG	3/12/2013	JPY	113,554	USD	1,315	(70)
UBS AG	3/26/2013	AUD	470	USD	490	(2)
UBS AG	3/26/2013	AUD	231	USD	238	2
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2013, the cost of investment securities for tax purposes was $2,449,159,000. Net unrealized appreciation of investment securities for tax purposes was $416,564,000, consisting of unrealized gains of $496,602,000 on securities that had risen in value since their purchase and $80,038,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (5.5%)
	Federation Centres	1,066,894	2,591
	Seek Ltd.	252,551	2,212
	GrainCorp Ltd. Class A	162,594	2,048
	Monadelphous Group Ltd.	71,689	1,993
	DUET Group	821,842	1,885
*	Regis Resources Ltd.	335,397	1,824
	Primary Health Care Ltd.	384,122	1,805
	Spark Infrastructure Group	977,481	1,790
	carsales.com Ltd.	175,508	1,625
	Investa Office Fund	483,287	1,529
	Australian Infrastructure Fund	460,590	1,490
	UGL Ltd.	123,756	1,436
*	Aurora Oil & Gas Ltd.	358,453	1,418
	PanAust Ltd.	451,444	1,394
	Beach Energy Ltd.	924,888	1,378
	Super Retail Group Ltd.	106,590	1,185
	Mineral Resources Ltd.	104,706	1,128
	Myer Holdings Ltd.	431,794	1,124
*	Karoon Gas Australia Ltd.	165,595	1,123
	Navitas Ltd.	202,071	1,043
	David Jones Ltd.	387,404	1,012
*,^ Mesoblast Ltd.		160,426	1,002
	BWP Trust	397,885	972
	Charter Hall Retail REIT	242,901	968
	Iress Ltd.	109,030	953
	Qube Holdings Ltd.	495,580	918
	Seven Group Holdings Ltd.	90,976	914
	Invocare Ltd.	93,607	897
	Ausdrill Ltd.	280,841	879
^	Bradken Ltd.	127,778	834
	REA Group Ltd.	38,728	831
	iiNET Ltd.	166,443	794
	Independence Group NL	171,580	790
*	Sundance Resources Ltd.	2,218,219	786
	SAI Global Ltd.	166,832	778
^	JB Hi-Fi Ltd.	74,595	771
	Transfield Services Ltd.	406,604	757
	Resolute Mining Ltd.	538,294	746
*	Linc Energy Ltd.	281,104	716
*	Evolution Mining Ltd.	439,683	712
*	Sandfire Resources NL	87,306	711
	Boart Longyear Ltd.	329,835	708
*	Transpacific Industries Group Ltd.	851,118	702
	Abacus Property Group	312,153	701
	Cardno Ltd.	97,974	696
*	Silver Lake Resources Ltd.	261,048	696
	Mermaid Marine Australia Ltd.	163,262	692
*	Perseus Mining Ltd.	335,392	684
	Mount Gibson Iron Ltd.	769,576	673

*	Cudeco Ltd.	144,519	653
	FlexiGroup Ltd.	154,274	646
	ARB Corp. Ltd.	51,809	643
	TPG Telecom Ltd.	216,384	616
	Medusa Mining Ltd.	118,451	613
*	AWE Ltd.	457,112	609
	Premier Investments Ltd.	78,088	607
	Wotif.com Holdings Ltd.	99,710	606
*	Senex Energy Ltd.	819,057	583
	Sigma Pharmaceuticals Ltd.	796,608	554
	Charter Hall Group	155,943	553
*	Beadell Resources Ltd.	531,908	549
	Pacific Brands Ltd.	747,803	546
	NRW Holdings Ltd.	271,811	545
	McMillan Shakespeare Ltd.	37,453	537
	Automotive Holdings Group Ltd.	139,720	525
*	St. Barbara Ltd.	340,324	510
	M2 Telecommunications Group Ltd.	108,906	499
	GUD Holdings Ltd.	55,803	486
	Kingsgate Consolidated Ltd.	114,320	481
*	Roc Oil Co. Ltd.	944,885	474
	Cabcharge Australia Ltd.	90,934	466
	Fleetwood Corp. Ltd.	42,888	460
	Western Areas Ltd.	95,997	439
	Southern Cross Media Group Ltd.	354,191	439
*	Virgin Australia Holdings Ltd.	974,495	437
	Ardent Leisure Group	268,223	434
	Macmahon Holdings Ltd.	1,501,486	424
*	Drillsearch Energy Ltd.	303,512	421
*	Silex Systems Ltd.	128,295	419
*	Horizon Oil Ltd.	861,761	414
	Emeco Holdings Ltd.	638,295	410
	Acrux Ltd.	109,190	393
	STW Communications Group Ltd.	280,187	380
*	Mineral Deposits Ltd.	88,606	378
*	Discovery Metals Ltd.	332,226	373
	Reject Shop Ltd.	21,920	366
	Miclyn Express Offshore Ltd.	143,841	355
	Skilled Group Ltd.	117,078	340
*	Nexus Energy Ltd.	1,686,896	336
	Billabong International Ltd.	333,081	326
*	Mirabela Nickel Ltd.	629,437	309
*	Saracen Mineral Holdings Ltd.	747,974	309
	Challenger Diversified Property Group	117,338	306
*	Energy World Corp. Ltd.	866,111	299
*	Infigen Energy	957,704	274
	Oakton Ltd.	181,524	271
	FKP Property Group	150,946	269
*	Australian Agricultural Co. Ltd.	209,868	267
	Imdex Ltd.	139,048	264
	Australian Pharmaceutical Industries Ltd.	551,478	262
	Austin Engineering Ltd.	49,804	255
	Astro Japan Property Group	67,032	244
	Tox Free Solutions Ltd.	69,666	244
	Ausenco Ltd.	64,831	241
*,^ Coalspur Mines Ltd.		276,406	239
*	Starpharma Holdings Ltd.	180,901	237

	Thorn Group Ltd.	107,826	236
	Clough Ltd.	203,161	233
	SMS Management & Technology Ltd.	43,059	214
	Troy Resources Ltd.	59,556	212
*,^ Gindalbie Metals Ltd.		683,175	197
*,^ Coal of Africa Ltd.		494,896	191
*	Bathurst Resources Ltd.	434,735	175
*	Sunland Group Ltd.	131,850	172
	Aspen Group	762,809	171
	WHK Group Ltd.	152,276	166
	Kingsrose Mining Ltd.	197,107	162
	Programmed Maintenance Services Ltd.	73,476	154
*	Tiger Resources Ltd.	419,327	154
	Hills Holdings Ltd.	157,773	150
*	Pharmaxis Ltd.	207,181	147
*	Tap Oil Ltd.	186,680	129
*	OM Holdings Ltd.	391,025	122
	Panoramic Resources Ltd.	226,900	120
*	Gryphon Minerals Ltd.	219,135	118
*	Indophil Resources NL	461,380	116
	Mincor Resources NL	114,012	111
*	Equatorial Resources Ltd.	71,238	110
*	Cape Lambert Resources Ltd.	447,421	105
*	Coffey International Ltd.	279,023	105
	Watpac Ltd.	150,993	104
*	Galaxy Resources Ltd.	254,475	101
*	Flinders Mines Ltd.	1,165,279	95
*	AJ Lucas Group Ltd.	51,562	94
*	Rex Minerals Ltd.	127,504	92
*	Carnarvon Petroleum Ltd.	1,318,346	89
*	Geodynamics Ltd.	727,844	83
*	Ramelius Resources Ltd.	180,600	77
*	Ivanhoe Australia Ltd.	160,044	74
*	Intrepid Mines Ltd.	297,788	70
*	Cockatoo Coal Ltd.	458,230	62
*	Dart Energy Ltd.	359,795	53
	APN News & Media Ltd.	130,107	39
*	Ampella Mining Ltd.	90,130	36
*	Kagara Ltd.	274,560	34
*	Arafura Resources Ltd.	165,728	34
*	Deep Yellow Ltd.	217,865	16
*	White Energy Co. Ltd.	80,089	16
*	Elders Ltd.	102,772	13
*	Virgin Australia Holdings Pvt Ltd	1,276,415	7
*	Hastie Group Ltd.	88	—
			84,408
Austria (0.6%)
	Oesterreichische Post AG	25,080	1,097
	Schoeller-Bleckmann Oilfield Equipment AG	10,015	1,003
	CA Immobilien Anlagen AG	66,203	987
	Wienerberger AG	90,772	928
	Conwert Immobilien Invest SE	65,222	884
	Atrium European Real Estate Ltd.	142,141	879
	RHI AG	21,978	805
	Mayr Melnhof Karton AG	6,593	782
	Semperit AG Holding	13,386	581
	Flughafen Wien AG	8,564	528

S IMMO AG	48,753	310
Palfinger AG	6,867	204
Kapsch TrafficCom AG	3,047	189
BWT AG	7,598	164
Zumtobel AG	8,459	122
		9,463
Belgium (0.9%)
Ackermans & van Haaren NV	19,359	1,797
Cofinimmo	11,204	1,354
Sofina SA	13,977	1,352
* ThromboGenics NV	22,890	1,193
D'ieteren SA	21,235	940
Befimmo SCA Sicafi	13,223	924
Nyrstar (Voting Shares)	127,138	738
Tessenderlo Chemie NV (Voting Shares)	18,740	652
Warehouses De Pauw SCA	10,076	625
Gimv NV	10,797	599
Barco NV	7,256	577
Cie d'Entreprises CFE	8,427	522
Sipef SA	5,592	487
Melexis NV	22,610	429
EVS Broadcast Equipment SA	6,884	411
* RHJ International	61,851	339
Cie Maritime Belge SA	15,579	319
Van de Velde NV	5,114	250
* KBC Ancora	10,860	225
* AGFA-Gevaert NV	109,821	222
Wereldhave Belgium NV	1,621	180
* Euronav NV	20,411	123
Recticel SA	15,464	119
* Ion Beam Applications	13,429	109
Intervest Offices & Warehouses	2,702	74
		14,560
Brazil (2.4%)
BR Properties SA	242,113	3,143
Raia Drogasil SA	193,600	2,163
Anhanguera Educacional Participacoes SA	109,136	2,124
Totvs SA	94,699	2,062
Diagnosticos da America SA	221,120	1,571
Marcopolo SA Prior Pfd.	209,808	1,417
Banco do Estado do Rio Grande do Sul SA Prior Pfd.	158,746	1,359
Mills Estruturas e Servicos de Engenharia SA	73,978	1,245
* Arteris SA	102,426	1,065
Odontoprev SA	207,527	1,058
Cia de Saneamento de Minas Gerais-COPASA	41,498	1,010
* Suzano Papel e Celulose SA Prior Pfd. Class A	230,252	844
Iguatemi Empresa de Shopping Centers SA	58,200	844
* Marfrig Alimentos SA	160,812	828
* Gafisa SA	327,782	818
Even Construtora e Incorporadora SA	166,122	815
Multiplus SA	37,800	812
Aliansce Shopping Centers SA	62,579	812
Alpargatas SA Prior Pfd.	107,440	777
Iochpe-Maxion SA	55,550	728
Randon Participacoes SA Prior Pfd.	122,876	725
Magnesita Refratarios SA	172,201	694

Fleury SA	61,330	685
Marisa Lojas SA	41,600	684
Santos Brasil Participacoes SA	38,246	615
LPS Brasil Consultoria de Imoveis SA	34,403	612
Grendene SA	66,164	582
* Gol Linhas Aereas Inteligentes SA Prior Pfd.	79,000	575
Brasil Insurance Participacoes e Administracao SA	52,727	569
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	78,018	535
Brasil Brokers Participacoes SA	156,600	497
Rossi Residencial SA	233,215	492
Cia Energetica do Ceara Prior Pfd.	22,600	488
* B2W Cia Global Do Varejo	63,527	487
* HRT Participacoes em Petroleo SA	231,030	435
Sao Martinho SA	30,200	432
Brookfield Incorporacoes SA	238,607	405
Guararapes Confeccoes SA	7,164	392
Contax Participacoes SA Prior Pfd.	28,853	391
Tecnisa SA	103,400	386
SLC Agricola SA	34,600	375
Cia de Gas de Sao Paulo Prior Pfd. Class A	10,398	302
* LLX Logistica SA	268,852	301
* Paranapanema SA	104,200	272
		37,426
Canada (15.5%)
* Catamaran Corp.	153,492	7,964
^ Pembina Pipeline Corp.	221,084	6,415
Franco-Nevada Corp.	109,479	5,852
Metro Inc.	74,742	4,640
* Tourmaline Oil Corp.	123,297	4,184
Baytex Energy Corp.	90,012	4,139
Vermilion Energy Inc.	74,907	3,842
Onex Corp.	87,941	3,832
Inmet Mining Corp.	52,087	3,760
^ H&R REIT	146,172	3,466
Gildan Activewear Inc.	92,525	3,405
* New Gold Inc.	347,432	3,375
Dollarama Inc.	54,831	3,336
Emera Inc.	92,883	3,310
Atco Ltd.	38,855	3,261
* Athabasca Oil Corp.	299,683	3,182
Keyera Corp.	57,636	2,999
AltaGas Ltd.	77,778	2,753
Dundee REIT Class A	72,420	2,715
Methanex Corp.	71,377	2,567
* Open Text Corp.	43,277	2,524
Peyto Exploration & Development Corp.	108,111	2,495
Industrial Alliance Insurance & Financial Services Inc.	69,020	2,412
Boardwalk REIT	36,498	2,402
Calloway REIT	80,808	2,397
Canadian REIT	52,303	2,354
Gibson Energy Inc.	88,720	2,234
Aimia Inc.	135,186	2,173
CAE Inc.	197,271	2,130
* Celtic Exploration Ltd.	79,560	2,119
Cominar REIT	91,996	2,072
Progressive Waste Solutions Ltd.	92,977	2,066
Primaris Retail REIT	74,762	2,009

	Pan American Silver Corp.	114,804	2,005
	Enerplus Corp.	149,242	2,004
	Ensign Energy Services Inc.	117,172	2,002
	Canadian Apartment Properties REIT	76,274	1,969
	Astral Media Inc. Class A	40,312	1,895
^	Veresen Inc.	146,375	1,884
*	Detour Gold Corp.	88,070	1,861
	West Fraser Timber Co. Ltd.	23,175	1,860
	Precision Drilling Corp.	201,537	1,847
	Canadian Western Bank	58,895	1,821
^	Ritchie Bros Auctioneers Inc.	82,116	1,791
*,^ B2Gold Corp.		462,691	1,781
	ShawCor Ltd. Class A	43,353	1,743
	Pengrowth Energy Corp.	378,935	1,729
*	Lundin Mining Corp.	328,477	1,689
	Bonavista Energy Corp.	124,572	1,684
	TMX Group Ltd.	30,230	1,629
	TransForce Inc.	71,876	1,596
	HudBay Minerals Inc.	136,483	1,587
*	First Majestic Silver Corp.	86,761	1,585
	Allied Properties REIT	45,288	1,566
	Mullen Group Ltd.	67,867	1,563
	MacDonald Dettwiler & Associates Ltd.	24,853	1,563
	Home Capital Group Inc. Class B	25,622	1,558
	Empire Co. Ltd. Class A	25,711	1,551
*	Canfor Corp.	83,088	1,531
	Trican Well Service Ltd.	110,622	1,514
	Corus Entertainment Inc. Class B	59,314	1,483
	Cineplex Inc.	45,271	1,452
	Quebecor Inc. Class B	34,169	1,440
*	AuRico Gold Inc.	204,433	1,437
	Trilogy Energy Corp.	49,979	1,420
	Stantec Inc.	34,139	1,399
	Chartwell Retirement Residences	127,698	1,389
	CCL Industries Inc. Class B	25,826	1,381
	Artis REIT	85,690	1,375
	Alamos Gold Inc.	89,487	1,375
	Russel Metals Inc.	47,433	1,333
	Toromont Industries Ltd.	59,709	1,329
	Linamar Corp.	51,535	1,323
	Sherritt International Corp.	220,515	1,300
*	Tahoe Resources Inc.	79,500	1,282
	Jean Coutu Group PJC Inc. Class A	82,034	1,249
	Northland Power Inc.	62,400	1,223
	RONA Inc.	100,293	1,218
	Centerra Gold Inc.	133,134	1,209
	PetroBakken Energy Ltd.	135,595	1,196
	Capital Power Corp.	51,357	1,195
	First Capital Realty Inc.	62,943	1,193
*	Imax Corp.	48,630	1,149
*	Dundee Corp. Class A	33,230	1,145
	Laurentian Bank of Canada	25,510	1,128
*,^ Westport Innovations Inc.		40,728	1,115
	Cogeco Cable Inc.	25,829	1,106
^	Atlantic Power Corp.	87,874	1,084
*	Paramount Resources Ltd. Class A	33,213	1,079
	Maple Leaf Foods Inc.	80,449	1,035

	Just Energy Group Inc.	99,902	991
*	Alacer Gold Corp.	216,159	986
*	Celestica Inc.	126,131	985
	Davis & Henderson Corp.	44,236	965
	Genworth MI Canada Inc.	39,369	952
*	Uranium One Inc.	345,825	943
*	NovaGold Resources Inc.	207,537	924
	Manitoba Telecom Services Inc.	27,516	916
	Superior Plus Corp.	83,820	913
	AGF Management Ltd. Class B	77,613	875
	Pason Systems Inc.	49,203	839
	Dorel Industries Inc. Class B	20,536	819
	First National Financial Corp.	44,200	818
*,^ Birchcliff Energy Ltd.		111,284	814
*	Dundee Precious Metals Inc.	91,376	814
	North West Co. Inc.	34,259	795
*	Silver Standard Resources Inc.	64,004	772
	Bonterra Energy Corp.	15,670	742
*	Legacy Oil & Gas Inc.	106,200	739
	Trinidad Drilling Ltd.	99,226	716
*	Capstone Mining Corp.	288,377	714
	Innergex Renewable Energy Inc.	69,624	714
	Morguard REIT	36,644	705
*	ATS Automation Tooling Systems Inc.	71,757	694
	Enerflex Ltd.	56,311	690
*	Imperial Metals Corp.	51,102	688
*	Martinrea International Inc.	75,238	681
	Calfrac Well Services Ltd.	25,758	662
*	BlackPearl Resources Inc.	212,220	660
*	Harry Winston Diamond Corp.	44,633	659
*	Endeavour Silver Corp.	94,710	649
	Savanna Energy Services Corp.	87,836	645
	Major Drilling Group International	64,724	643
	Canaccord Financial Inc.	84,061	625
	Petrominerales Ltd.	69,700	621
	Transcontinental Inc. Class A	52,679	613
*	China Gold International Resources Corp. Ltd.	171,500	600
*	Endeavour Mining Corp.	280,009	598
	Nevsun Resources Ltd.	138,731	587
*	FirstService Corp.	19,547	575
*	OceanaGold Corp.	209,609	572
*	Pretium Resources Inc.	50,900	568
	Silvercorp Metals Inc.	129,393	564
*	Aurizon Mines Ltd.	121,422	562
	Aecon Group Inc.	47,053	560
	SEMAFO Inc.	200,289	560
	Cott Corp.	61,544	558
*	Bankers Petroleum Ltd.	171,410	528
*	Crew Energy Inc.	87,323	521
*,^ Thompson Creek Metals Co. Inc.		126,265	513
*	Rubicon Minerals Corp.	215,512	503
	Reitmans Canada Ltd. Class A	39,659	501
*	Taseko Mines Ltd.	143,270	475
*	NuVista Energy Ltd.	90,294	473
*	Seabridge Gold Inc.	31,555	468
*	Great Canadian Gaming Corp.	50,530	461
	Extendicare Inc.	55,775	445

	CML HealthCare Inc.	61,805	435
*	Paladin Labs Inc.	9,706	431
*	Norbord Inc.	13,834	406
	GMP Capital Inc.	57,700	397
	Torstar Corp. Class B	49,563	393
*	Sierra Wireless Inc.	33,550	382
	Nordion Inc.	54,080	381
	Wi-Lan Inc.	81,400	371
*	Denison Mines Corp.	267,067	367
*	Kirkland Lake Gold Inc.	59,772	363
*	Gabriel Resources Ltd.	138,610	357
*	Banro Corp.	143,400	352
*	Advantage Oil & Gas Ltd.	120,153	347
*	Atrium Innovations Inc.	24,795	319
	InnVest REIT	66,543	298
*	Lake Shore Gold Corp.	331,650	286
*,^ Golden Star Resources Ltd.		173,100	278
*	Katanga Mining Ltd.	322,700	239
*,^ Northern Dynasty Minerals Ltd.		64,917	226
*	Chinook Energy Inc.	140,594	204
	Cascades Inc.	45,566	200
	Sprott Inc.	36,800	155
*	Transat AT Inc. Class A	23,100	139
	Melcor Developments Ltd.	6,600	128
*	SouthGobi Resources Ltd.	47,800	110
*	Petrobank Energy & Resources Ltd.	69,718	60
*	Great Basin Gold Ltd.	345,634	28
			240,059
Chile (0.7%)
	Sonda SA	485,751	1,649
	Aguas Andinas SA Class A	2,050,924	1,506
	Parque Arauco SA	372,087	1,012
	Administradora de Fondos de Pensiones Provida SA	115,540	851
	E.CL SA	359,024	848
	Salfacorp SA	313,645	772
	Vina Concha y Toro SA	376,453	755
	Ripley Corp. SA	695,439	753
	Inversiones Aguas Metropolitanas SA	335,039	693
*	Sociedad Matriz SAAM SA	5,143,950	654
	Besalco SA	305,959	569
*	Cia Sud Americana de Vapores SA	4,722,373	517
	CFR Pharmaceuticals SA	1,616,998	425
	Norte Grande SA	30,237,463	295
	Masisa SA	1,792,081	221
			11,520
China (3.9%)
	China Gas Holdings Ltd.	2,578,600	2,242
	China Shanshui Cement Group Ltd.	1,591,363	1,169
	Digital China Holdings Ltd.	648,671	1,048
	Uni-President China Holdings Ltd.	850,836	998
	Skyworth Digital Holdings Ltd.	1,600,497	974
*	Hunan Nonferrous Metal Corp. Ltd.	2,991,223	968
*	Haier Electronics Group Co. Ltd.	580,221	967
	Sino Biopharmaceutical	1,849,628	918
	China Everbright International Ltd.	1,664,810	918
	Daphne International Holdings Ltd.	695,996	896

	AviChina Industry & Technology Co. Ltd.	1,847,841	896
	Minth Group Ltd.	652,219	883
	Intime Department Store Group Co. Ltd.	636,967	838
	Dah Chong Hong Holdings Ltd.	714,032	825
	Yuexiu REIT	1,561,000	806
	Yingde Gases	676,500	759
	China Power International Development Ltd.	2,090,320	757
^	Vinda International Holdings Ltd.	514,000	712
	Shenzhou International Group Holdings Ltd.	284,000	690
^	China Overseas Grand Oceans Group Ltd.	488,000	678
*,^ MMG Ltd.		1,644,127	666
	Beijing Enterprises Water Group Ltd.	2,653,448	663
	CP Pokphand Co. Ltd.	5,052,000	626
	China Medical System Holdings Ltd.	724,800	623
	Dongyue Group	862,000	576
	Jiangsu Future Land Co. Ltd. Class B	564,050	550
	Haitian International Holdings Ltd.	433,221	546
*,^ China ZhengTong Auto Services Holdings Ltd.		604,000	538
*,^ Kaisa Group Holdings Ltd.		1,584,000	537
	TCL Multimedia Technology Holdings Ltd.	755,842	534
	West China Cement Ltd.	2,668,000	516
	Biostime International Holdings Ltd.	121,000	502
	China Singyes Solar Technologies Holdings Ltd.	417,600	486
*	United Energy Group Ltd.	2,787,259	485
	Tong Ren Tang Technologies Co. Ltd.	188,291	484
*	Glorious Property Holdings Ltd.	2,200,000	479
	Beijing Capital Land Ltd.	1,000,000	465
^	Sihuan Pharmaceutical Holdings Group Ltd.	1,024,000	454
^	REXLot Holdings Ltd.	5,329,448	453
	Kingsoft Corp. Ltd.	515,000	448
	China Liansu Group Holdings Ltd.	611,000	432
	Phoenix Satellite Television Holdings Ltd.	1,065,783	429
	Towngas China Co. Ltd.	519,000	428
	Hangzhou Steam Turbine Co. Class B	237,812	428
	China Wireless Technologies Ltd.	1,467,978	426
	Sinopec Kantons Holdings Ltd.	500,000	424
^	China Metal Recycling Holdings Ltd.	332,400	404
	VODone Ltd.	4,641,566	401
*,^ China Precious Metal Resources Holdings Co. Ltd.		2,236,000	401
^	Winsway Coking Coal Holding Ltd.	2,513,870	399
	Tianneng Power International Ltd.	560,000	394
	Tianjin Port Development Holdings Ltd.	2,587,976	390
*	North Mining Shares Co. Ltd.	6,390,000	387
^	China Lumena New Materials Corp.	1,576,000	380
	BYD Electronic International Co. Ltd.	1,133,000	378
	Fufeng Group Ltd.	775,505	370
*	Shanghai Industrial Urban Development Group Ltd.	1,338,000	368
*	China Oil & Gas Group Ltd.	2,280,000	361
	Lao Feng Xiang Co. Ltd. Class B	126,720	354
	Shenguan Holdings Group Ltd.	640,000	338
	China Aerospace International Holdings Ltd.	3,540,000	338
	Hengdeli Holdings Ltd.	957,969	336
	New World Department Store China Ltd.	496,966	334
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	332
*	First Tractor Co. Ltd.	324,832	332
*	Citic 21CN Co. Ltd.	4,652,000	330
	C C Land Holdings Ltd.	882,000	323

	Powerlong Real Estate Holdings Ltd.	1,193,000	320
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,713,417	314
	Anxin-China Holdings Ltd.	1,336,000	313
	China SCE Property Holdings Ltd.	1,168,000	288
	China Shineway Pharmaceutical Group Ltd.	157,000	287
^	Mingfa Group International Co. Ltd.	868,000	280
	Cosco International Holdings Ltd.	626,000	278
^	Ajisen China Holdings Ltd.	360,408	276
	Sinotrans Shipping Ltd.	1,022,690	274
^	Billion Industrial Holdings Ltd.	400,500	273
	Yuexiu Transport Infrastructure Ltd.	494,000	272
	China Water Affairs Group Ltd.	876,000	271
*	China Pharmaceutical Group Ltd.	720,000	270
	Chiho-Tiande Group Ltd.	514,000	265
	Springland International Holdings Ltd.	440,000	263
	Ju Teng International Holdings Ltd.	534,000	256
	TCC International Holdings Ltd.	739,000	256
*	Kingdee International Software Group Co. Ltd.	1,235,200	255
	XTEP International Holdings	591,879	253
	PCD Stores Group Ltd.	1,782,000	250
*	Yanchang Petroleum International Ltd.	3,790,000	249
	TCL Communication Technology Holdings Ltd.	829,000	248
	Fantasia Holdings Group Co. Ltd.	1,371,000	246
	Luthai Textile Co. Ltd. Class B	249,700	245
	China National Accord Medicines Corp. Ltd. Class B	52,900	243
*	Hanergy Solar Group Ltd.	4,758,000	242
	Dalian Port PDA Co. Ltd.	956,538	241
	Ports Design Ltd.	272,952	236
*	Interchina Holdings Co.	4,445,000	235
	Silver Grant International	1,231,998	234
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	446,000	233
^	Lonking Holdings Ltd.	869,313	226
*	China Power New Energy Development Co. Ltd.	3,660,000	226
	Lijun International Pharmaceutical Holding Ltd.	804,000	226
	Yip's Chemical Holdings Ltd.	272,000	223
*	Chinasoft International Ltd.	920,000	223
	Minmetals Land Ltd.	1,184,000	221
	NVC Lighting Holdings Ltd.	887,000	220
	Huaxin Cement Co. Ltd. Class B	109,100	217
*,^ Hi Sun Technology China Ltd.		1,274,724	212
*	Tianjin Development Hldgs Ltd.	300,000	211
	Livzon Pharmaceutical Group Inc. Class B	51,500	207
	Yuanda China Holdings Ltd.	1,756,000	206
*	Huaneng Renewables Corp. Ltd.	1,068,000	204
	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	199
	Welling Holding Ltd.	1,203,600	196
	China South City Holdings Ltd.	1,198,000	192
	Golden Meditech Holdings Ltd.	1,472,000	184
*	Sino Oil And Gas Holdings Ltd.	8,770,000	184
	China Lilang Ltd.	269,000	177
	Microport Scientific Corp.	270,000	177
	Lingbao Gold Co. Ltd.	436,558	175
	Road King Infrastructure Ltd.	189,346	174
	China Vanadium Titano - Magnetite Mining Co. Ltd.	742,000	169
	China Rare Earth Holdings Ltd.	770,000	169
	Shanghai Diesel Engine Co. Ltd. Class B	204,000	165
^	Comba Telecom Systems Holdings Ltd.	454,675	165

*	China Fangda Group Co. Ltd. Class B	436,800	164
	Xiamen International Port Co. Ltd.	1,177,000	164
*	Tech Pro Technology Development Ltd.	434,000	162
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	254,429	158
	AMVIG Holdings Ltd.	404,000	154
	China Automation Group Ltd.	566,670	152
*	SRE Group Ltd.	3,141,142	150
*	Pou Sheng International Holdings Ltd.	2,032,500	144
	Inspur International Ltd.	3,680,000	142
*	Sinolink Worldwide Holdings Ltd.	1,446,000	140
	TPV Technology Ltd.	436,000	137
	Xingda International Holdings Ltd.	306,000	136
	Huangshan Tourism Development Co. Ltd. Class B	77,300	135
	Chongqing Machinery & Electric Co. Ltd.	758,000	132
	Qingling Motors Co. Ltd.	476,929	130
*	Jinchuan Group International Resources Co. Ltd.	520,000	130
	Shanghai Baosight Software Co. Ltd. Class B	90,870	129
*,^ China Green Holdings Ltd.		597,928	126
	Wafangdian Bearing Co. Ltd. Class B	150,200	125
	Shandong Airlines Co. Ltd.	90,400	125
	Hainan Meilan International Airport Co. Ltd.	166,000	123
	HKC Holdings Ltd.	3,000,460	122
	Henderson Investment Ltd.	1,405,000	118
	Eastern Communications Co. Ltd. Class B	269,950	118
*	China ITS Holdings Co. Ltd.	531,000	112
	Real Nutriceutical Group Ltd.	314,000	109
	Xinjiang Xinxin Mining Industry Co. Ltd.	436,000	106
*	INESA Electron Co. Ltd. Class B	268,933	105
	Changchai Co. Ltd. Class B	179,100	104
	Peak Sport Products Co. Ltd.	523,756	103
	Maoye International Holdings Ltd.	473,459	102
	China Tontine Wines Group Ltd.	952,000	102
*,^ Boshiwa International Holding Ltd.		469,000	102
	Hefei Meiling Co. Ltd. Class B	184,160	101
*	PetroAsian Energy Holdings Ltd.	3,380,000	99
	O-Net Communications Group Ltd.	397,000	98
	Wasion Group Holdings Ltd.	174,000	98
*	Chongqing Iron & Steel Co. Ltd.	524,840	98
*	Hubei Sanonda Co. Ltd. Class B	178,600	96
*	Heng Tai Consumables Group Ltd.	3,480,750	93
	China Datang Corp. Renewable Power Co. Ltd.	657,000	93
*	Kama Co. Ltd. Class B	171,000	91
*	Chengde Nanjiang Co. Ltd. Class B	271,700	91
	Shanghai Highly Group Co. Ltd. Class B	147,000	90
	Jingwei Textile Machinery	120,000	88
	Sparkle Roll Group Ltd.	752,000	82
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	78
	Shanghai Material Trading Co. Ltd. Class B	154,300	78
*	Kai Yuan Holdings Ltd.	3,160,000	78
	SYP Glass Group Co. Ltd.	139,400	76
*	SGSB Group Co. Ltd. Class B	153,400	72
*	BaWang International Group Holding Ltd.	788,000	72
	Fiyta Holdings Ltd. Class B	73,309	70
*	L'sea Resources International Holdings Ltd.	1,390,000	65
	China High Precision Automation Group Ltd.	401,000	63
^	361 Degrees International Ltd.	199,000	57
*	Shenzhen International Enterprise Class B	38,200	53

	Shanghai Potevio Co. Ltd. Class B	83,300	51
*	Shanghai Dajiang Food Group Co. Ltd. Class B	158,400	50
*	China Textile Machinery Class B	80,200	50
*	China Mining Resources Group Ltd.	3,384,000	49
*	Shenzhen Nanshan Power Co. Ltd. Class B	132,150	49
	Dalian Refrigeration Co. Ltd. Class B	57,600	45
*	Tsann Kuen China Enterprise Co. Ltd. Class B	55,783	43
*	Shanghai Automation Instrumentation Co. Ltd. Class B	71,500	41
*	China Hongxing Sports Ltd.	831,000	39
*	Jinshan Development & Construction Co. Ltd. Class B	67,500	38
*	Chigo Holding Ltd.	1,038,000	33
*	Besunyen Holdings Co. Ltd.	609,000	30
*,^ Real Gold Mining Ltd.		239,476	26
	China Nickel Resources Holdings Co. Ltd.	270,000	24
	Great Wall Technology Co. Ltd.	22,000	5
			59,918
Denmark (0.8%)
	GN Store Nord A/S	148,039	2,409
*	Topdanmark A/S	10,046	2,203
*	Jyske Bank A/S	51,884	1,687
^	Pandora A/S	44,940	1,110
*	Sydbank A/S	53,610	1,057
	SimCorp A/S	3,610	864
*	Genmab A/S	36,465	651
	ALK-Abello A/S	6,576	498
	NKT Holding A/S	12,182	431
	Schouw & Co.	10,765	322
	D/S Norden A/S	8,002	246
	East Asiatic Co. Ltd. A/S	12,318	244
*	Alm Brand A/S	69,027	212
	Solar A/S Class B	4,444	206
*	Bang & Olufsen A/S	17,280	203
*	Auriga Industries Class B	7,220	142
*	Bavarian Nordic A/S	11,876	101
			12,586
Egypt (0.1%)
*	South Valley Cement	374,902	215
*	Six of October Development & Investment	66,991	205
*	Palm Hills Developments SAE	435,649	154
*	Medinet Nasr Housing	44,069	152
	Arab Cotton Ginning	184,483	111
	Amer Group Holding	1,017,108	94
	Delta Sugar Co.	51,500	90
	Heliopolis Housing	26,698	82
	Oriental Weavers	23,058	79
*	Maridive & Oil Services SAE	71,848	78
*	Egyptian Resorts Co.	494,654	77
*	Egyptian Financial & Industrial Co.	43,090	60
*	National Bank for Development SAE	53,172	53
*	Nile Cotton Ginning	31,192	31
			1,481
Finland (1.7%)
	Elisa Oyj	127,178	3,024
	Pohjola Bank plc Class A	143,634	2,457
	Outotec Oyj	34,207	2,152
	YIT Oyj	96,593	2,128

	Orion Oyj Class B	70,975	1,981
	Konecranes Oyj	47,450	1,596
	Amer Sports Oyj	98,638	1,571
	Huhtamaki Oyj	81,354	1,476
	Tieto Oyj	55,460	1,233
	Kemira Oyj	63,236	1,002
	Sponda Oyj	206,946	1,002
	Cargotec Oyj Class B	32,468	915
	Uponor Oyj	57,441	804
^	Citycon Oyj	193,062	645
	Tikkurila Oyj	28,366	607
	Ramirent Oyj	61,919	601
	Lassila & Tikanoja Oyj	34,616	575
*	Metsa Board Oyj	156,062	519
	Stockmann OYJ Abp Class B	23,278	458
	Raisio plc	88,982	383
	Ahlstrom Oyj	14,822	281
	Cramo Oyj	19,606	271
	Oriola-KD Oyj	67,644	220
*	Finnair Oyj	46,735	190
	Poyry Oyj	31,862	136
	HKScan Oyj	22,851	129
	Lemminkainen Oyj	5,719	121
	F-Secure Oyj	22,782	55
			26,532
France (2.4%)
	Remy Cointreau SA	14,295	1,824
	Teleperformance	43,519	1,734
	Rubis SCA	23,098	1,673
	Havas SA	241,775	1,583
	Etablissements Maurel et Prom	76,543	1,414
	Neopost SA	24,655	1,407
	Metropole Television SA	74,439	1,246
	Orpea	28,881	1,232
	Ingenico	19,438	1,225
	Bourbon SA	39,657	1,210
	Nexans SA	22,029	1,141
	Virbac SA	4,701	1,052
	IPSOS	25,558	1,019
	Societe Immobiliere de Location pour l'Industrie et le Commerce	9,188	1,005
	Eurofins Scientific	5,014	896
*	UBISOFT Entertainment	91,756	885
*	Technicolor SA	225,703	782
	Mercialys SA	31,925	710
	Plastic Omnium SA	17,735	694
	SA des Ciments Vicat	10,797	688
	Alten SA	17,748	682
*	Altran Technologies SA	87,808	664
	Nexity SA	19,881	607
	Medica SA	31,201	594
	Derichebourg SA	121,426	590
	Vilmorin & Cie	4,213	555
	Saft Groupe SA	18,773	507
	Sechilienne-Sidec	23,076	471
	Mersen	15,600	457
*,^ SOITEC		119,050	444
	Societe d'Edition de Canal &	62,415	438

* GameLoft SE	60,464	415
Boiron SA	9,646	411
Rallye SA	11,484	406
April	15,889	339
FFP	7,797	332
Groupe Steria SCA	17,131	318
Bonduelle S.C.A.	2,910	305
* Parrot SA	7,881	305
* Club Mediterranee SA	15,827	300
Jacquet Metal Service	22,573	293
Sopra Group SA	3,992	287
Esso SA Francaise	3,199	256
* Beneteau SA	22,793	254
Societe de la Tour Eiffel	3,899	241
Seche Environnement SA	5,442	218
Faiveley Transport SA	3,184	218
* Bull	46,952	207
* Euro Disney SCA	29,455	205
Laurent-Perrier	2,165	203
* Maurel & Prom Nigeria SA	51,127	182
Assystem	7,796	175
Stallergenes SA	2,818	168
Manitou BF SA	9,233	165
Guerbet	1,046	159
NRJ Group	18,671	154
* Boursorama	18,049	152
* Trigano SA	8,932	133
GL Events	5,304	131
GFI Informatique SA	29,918	124
* Meetic SA	5,350	96
Axway Software SA	4,040	93
^ Maisons France Confort	2,157	84
* Sequana SA	6,758	83
Union Financiere de France BQE SA	3,200	79
* Haulotte Group SA	9,244	77
* Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	13
* UBISOFT Entertainment Warrants Exp. 10/10/2013	69,628	10
		37,020
Germany (3.7%)
Symrise AG	88,026	3,112
ProSiebenSat.1 Media AG Prior Pfd.	83,335	2,842
MTU Aero Engines Holding AG	29,736	2,836
* Sky Deutschland AG	464,250	2,823
Aurubis AG	34,645	2,599
Deutsche Wohnen AG	110,562	2,129
Freenet AG	98,254	2,116
Fuchs Petrolub AG	28,763	2,033
Wirecard AG	84,369	1,922
Deutsche Euroshop AG	40,249	1,714
Stada Arzneimittel AG	45,885	1,691
^ SGL Carbon SE	38,766	1,656
Fuchs Petrolub AG Prior Pfd.	20,289	1,553
Gerry Weber International AG	27,340	1,328
Wincor Nixdorf AG	24,283	1,268
Gildemeister AG	49,700	1,224
Rhoen Klinikum AG	57,704	1,210
^ Aixtron SE NA	79,742	1,090

	Leoni AG	24,617	1,065
*	KUKA AG	27,255	1,057
	Rational AG	3,247	984
*	Dialog Semiconductor plc	55,023	981
	ElringKlinger AG	27,498	972
	Pfeiffer Vacuum Technology AG	7,448	928
	Alstria Office REIT-AG	71,468	873
	Vossloh AG	7,617	793
	KWS Saat AG	2,017	749
	Krones AG	11,560	717
*	GAGFAH SA	58,370	714
*	Aareal Bank AG	29,739	708
*	Morphosys AG	15,665	663
*	Deutz AG	99,769	589
	BayWa AG	11,456	571
	Bechtle AG	12,168	549
	Rheinmetall AG	9,666	515
	Draegerwerk AG & Co. KGaA Prior Pfd.	4,181	513
	CTS Eventim AG	14,078	503
	Jungheinrich AG Prior Pfd.	10,536	486
	Duerr AG	4,827	472
*	IVG Immobilien AG	137,239	442
	GFK SE	7,628	442
	Jenoptik AG	36,884	403
*,^ Heidelberger Druckmaschinen AG		183,331	393
	Carl Zeiss Meditec AG	11,257	368
	Grenkeleasing AG	4,596	339
	Indus Holding AG	10,677	334
*	Kloeckner & Co. SE	25,959	328
	Bauer AG	11,049	322
*	Nordex SE	57,554	309
	KSB AG Prior Pfd.	517	307
	Sixt AG Prior Pfd.	15,515	298
^	H&R AG	16,974	284
	Deutsche Beteiligungs AG	9,994	277
	Kontron AG	44,609	266
	Sixt AG	11,452	260
	DIC Asset AG	22,149	256
	Comdirect Bank AG	17,837	210
*	Patrizia Immobilien AG	23,322	207
	CAT Oil AG	17,146	192
	Biotest AG Prior Pfd.	2,683	182
^	Delticom AG	3,695	178
	QSC AG	56,381	170
*	Air Berlin plc	41,632	101
^	Solarworld AG	60,130	88
	CropEnergies AG	10,226	84
	DAB Bank AG	11,791	62
*	Sky Deutschland AG Rights Exp. 02/04/2013	441,516	1
			57,651
Greece (0.4%)
*	Titan Cement Co. SA	42,609	762
	JUMBO SA	72,082	624
	Motor Oil Hellas Corinth Refineries SA	42,051	485
*	Viohalco Hellenic Copper and Aluminum Industry SA	71,461	463
*	Mytilineos Holdings SA	64,159	440
*	Bank of Cyprus plc	1,237,009	416

Hellenic Exchanges SA	51,716	357
* Ellaktor SA	107,389	298
* Piraeus Bank SA	777,252	296
Metka SA	18,564	283
* Marfin Investment Group Holdings SA	382,407	249
Intralot SA-Integrated Lottery Systems & Services	78,724	221
Athens Water Supply & Sewage Co. SA	20,697	168
* Frigoglass SA	21,251	163
* Cyprus Popular Bank PCL	2,319,500	143
Eurobank Properties Real Estate Investment Co.	11,421	84
* TT Hellenic Postbank SA	44,448	10
		5,462
Hong Kong (1.0%)
Giordano International Ltd.	1,225,841	1,245
Luk Fook Holdings International Ltd.	317,000	1,112
Pacific Basin Shipping Ltd.	1,494,766	870
SmarTone Telecommunications Holdings Ltd.	397,500	709
Trinity Ltd.	1,144,000	706
* G-Resources Group Ltd.	12,740,279	706
Stella International Holdings Ltd.	231,591	666
SA SA International Holdings Ltd.	613,747	554
Vitasoy International Holdings Ltd.	512,698	541
Chow Sang Sang Holdings International Ltd.	190,519	504
* Lai Sun Development	9,400,000	412
K Wah International Holdings Ltd.	698,000	406
Value Partners Group Ltd.	577,000	402
Singamas Container Holdings Ltd.	1,307,960	378
Sunlight REIT	820,000	366
* China Resources and Transportation Group Ltd.	8,600,000	327
Prosperity REIT	944,000	304
HKR International Ltd.	510,400	295
Pacific Textile Holdings Ltd.	324,000	292
Gourmet Master Co. Ltd.	41,650	283
Truly International Holdings	773,000	250
CITIC Telecom International Holdings Ltd.	706,000	247
Midland Holdings Ltd.	466,000	237
Silver base Group Holdings Ltd.	724,475	227
YGM Trading Ltd.	85,000	225
* CST Mining Group Ltd.	15,432,000	225
Emperor Watch & Jewellery Ltd.	1,770,000	219
Regal Hotels International Holdings Ltd.	414,000	208
Varitronix International Ltd.	386,000	199
Dickson Concepts International Ltd.	335,000	189
* China Daye Non-Ferrous Metals Mining Ltd.	4,424,000	182
IT Ltd.	412,000	179
Man Wah Holdings Ltd.	190,000	175
Pacific Andes Resources Development Ltd.	1,357,500	169
China WindPower Group Ltd.	4,390,000	164
* eSun Holdings Ltd.	786,000	163
Far East Consortium International Ltd.	563,000	158
Asia Standard International Group	700,000	153
SOCAM Development Ltd.	124,725	150
* United Laboratories International Holdings Ltd.	322,500	148
* Neo-Neon Holdings Ltd.	591,500	134
Polytec Asset Holdings Ltd.	940,000	132
* Regent Pacific Group Ltd.	3,190,000	119
Chen Hsong Holdings	322,000	106

	EVA Precision Industrial Holdings Ltd.	696,000	92
*	Sinopoly Battery Ltd.	2,220,000	87
	Hongkong Chinese Ltd.	426,000	80
*	King Stone Energy Group Ltd.	702,000	52
*	Apac Resources Ltd.	1,820,000	50
	Hong Kong Television Network Ltd.	129,000	39
	Oriental Press Group	262,000	30
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
			15,867
Hungary (0.0%)
	EGIS Pharmaceuticals plc	2,413	207
*,^ FHB Mortgage Bank plc		52,740	103
			310
India (2.1%)
	IndusInd Bank Ltd.	194,015	1,590
	LIC Housing Finance Ltd.	287,146	1,520
	Yes Bank Ltd.	125,043	1,228
	Federal Bank Ltd.	127,108	1,208
	Apollo Hospitals Enterprise Ltd.	78,105	1,186
	Godrej Consumer Products Ltd.	77,697	1,041
	Tata Global Beverages Ltd.	359,459	1,008
*	Wockhardt Ltd.	24,225	795
	United Phosphorus Ltd.	252,213	631
	Mahindra & Mahindra Financial Services Ltd.	31,147	607
	Aurobindo Pharma Ltd.	164,754	580
	Allahabad Bank	182,576	562
	Shree Cement Ltd.	6,567	551
	Indian Hotels Co. Ltd.	463,191	538
	Marico Ltd.	119,739	510
	Apollo Tyres Ltd.	303,619	491
	Jammu & Kashmir Bank Ltd.	18,934	488
	Bajaj Finserv Ltd.	29,458	471
	IFCI Ltd.	584,341	389
	Century Textiles & Industries Ltd.	52,755	387
	Financial Technologies India Ltd.	18,072	381
	Petronet LNG Ltd.	131,712	376
	Motherson Sumi Systems Ltd.	100,708	374
	Syndicate Bank	144,831	366
	Bhushan Steel Ltd.	42,478	359
	Torrent Pharmaceuticals Ltd.	27,176	358
*	Indiabulls Real Estate Ltd.	247,151	357
	CMC Ltd.	13,244	342
*	Housing Development & Infrastructure Ltd.	236,582	341
	Jindal Saw Ltd.	166,808	341
	Videocon Industries Ltd.	88,639	339
	Bombay Dyeing & Manufacturing Co. Ltd.	146,724	329
	India Cements Ltd.	190,796	309
	McLeod Russel India Ltd.	45,274	308
	Biocon Ltd.	57,919	304
	CESC Ltd.	50,595	296
	Gujarat State Fertilisers & Chemicals Ltd.	236,883	296
	South Indian Bank Ltd.	555,816	283
	Emami Ltd.	25,285	278
	Indian Bank	72,586	276
	Indraprastha Gas Ltd.	56,386	275
	Jain Irrigation Systems Ltd.	179,749	252

Gujarat Mineral Development Corp. Ltd.	69,409	251
* Dish TV India Ltd.	184,948	250
* Pipavav Defence & Offshore Engineering Co. Ltd.	140,055	231
Indian Overseas Bank	142,349	216
Coromandel International Ltd.	51,348	216
Thermax Ltd.	19,163	210
* Shree Renuka Sugars Ltd.	360,673	199
Engineers India Ltd.	47,425	197
Karnataka Bank Ltd.	58,852	182
UCO Bank	125,897	179
* Sun Pharma Advanced Research Co. Ltd.	80,312	177
Amtek Auto Ltd.	121,519	176
Gujarat State Petronet Ltd.	128,117	175
Chambal Fertilizers & Chemicals Ltd.	133,715	168
Punj Lloyd Ltd.	166,563	166
* IVRCL Ltd.	254,830	165
India Infoline Ltd.	101,264	159
Aban Offshore Ltd.	23,690	156
Central Bank Of India	98,651	156
* Jindal Stainless Ltd.	128,147	153
Arvind Ltd.	86,337	153
Andhra Bank	71,677	151
Gateway Distriparks Ltd.	59,349	151
Educomp Solutions Ltd.	61,014	147
Raymond Ltd.	20,579	146
Bajaj Hindusthan Ltd.	325,470	143
* Religare Enterprises Ltd.	24,928	141
* Jet Airways India Ltd.	12,043	140
IRB Infrastructure Developers Ltd.	56,232	128
Essar Ports Ltd.	78,032	128
* GVK Power & Infrastructure Ltd.	520,176	126
Sintex Industries Ltd.	105,396	124
Era Infra Engineering Ltd.	48,735	123
* Hindustan Oil Exploration Co. Ltd.	63,403	123
SREI Infrastructure Finance Ltd.	177,118	122
Voltas Ltd.	66,516	122
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	75,373	118
Alstom India Ltd.	17,227	117
Gujarat Alkalies & Chemicals Ltd.	44,626	116
PTC India Ltd.	79,941	115
NCC Ltd.	128,432	113
Manappuram Finance Ltd.	136,432	112
Vijaya Bank	99,615	111
Chennai Petroleum Corp. Ltd.	41,815	111
Rolta India Ltd.	93,332	110
Gujarat Gas Co. Ltd.	18,581	109
* Lanco Infratech Ltd.	462,657	109
Ruchi Soya Industries Ltd.	81,978	107
Monnet Ispat & Energy Ltd.	22,411	107
* Balrampur Chini Mills Ltd.	122,782	106
Praj Industries Ltd.	115,383	100
TVS Motor Co. Ltd.	121,091	100
SRF Ltd.	27,443	99
Finolex Industries Ltd.	66,957	99
Opto Circuits India Ltd.	64,365	96
Welspun Corp. Ltd.	50,609	96
Gujarat NRE Coke Ltd.	249,119	96

* Hotel Leela Venture Ltd.	185,110	95
* Indiabulls Infrastructure and Power Ltd.	774,196	94
* Pantaloon Retail India Ltd.	19,527	91
Ballarpur Industries Ltd.	207,599	89
Kesoram Industries Ltd.	38,297	88
Radico Khaitan Ltd.	30,378	85
HCL Infosystems Ltd.	123,214	84
* JSW ISPAT Steel Ltd.	383,842	83
* Usha Martin Ltd.	147,654	83
Schneider Electric Infrastructure Ltd.	50,828	82
* Mahanagar Telephone Nigam	167,604	78
* Parsvnath Developers Ltd.	98,992	76
Triveni Turbine Ltd.	67,622	74
* Mercator Ltd.	183,014	68
* Hindustan Construction Co. Ltd.	199,564	67
* Shipping Corp. of India Ltd.	62,424	63
BEML Ltd.	12,338	62
* Tata Teleservices Maharashtra Ltd.	243,494	54
* Nagarjuna Fertilizers & Chemicals Ltd.	233,445	49
Maharashtra Seamless Ltd.	9,680	44
S Kumars Nationwide Ltd.	191,697	42
Sterlite Technologies Ltd.	63,039	37
Shiv-Vani Oil & Gas Exploration Services Ltd.	30,867	36
* GTL Ltd.	77,614	35
Polaris Financial Technology Ltd.	7,349	16
		32,793
Indonesia (1.0%)
Lippo Karawaci Tbk PT	12,845,176	1,359
Alam Sutera Realty Tbk PT	14,510,500	1,148
Bhakti Investama Tbk PT	19,105,000	972
Summarecon Agung Tbk PT	3,967,084	770
Ciputra Development Tbk PT	8,039,000	760
Media Nusantara Citra Tbk PT	3,067,000	749
Bumi Serpong Damai PT	5,102,000	734
Global Mediacom Tbk PT	3,065,500	685
Bank Tabungan Negara Persero Tbk PT	3,309,170	551
AKR Corporindo Tbk PT	1,312,000	522
Surya Semesta Internusa Tbk PT	3,429,500	490
Pakuwon Jati Tbk PT	17,256,068	488
Holcim Indonesia Tbk PT	1,525,477	486
* Trada Maritime Tbk PT	3,107,500	421
Mitra Adiperkasa Tbk PT	573,500	377
Harum Energy Tbk PT	587,500	362
Ramayana Lestari Sentosa Tbk PT	2,687,000	323
* Garuda Indonesia Persero Tbk PT	4,667,000	312
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,302,525	295
Medco Energi Internasional Tbk PT	1,700,671	274
Citra Marga Nusaphala Persada Tbk PT	1,421,500	270
* Bakrieland Development Tbk PT	46,211,466	256
* Energi Mega Persada Tbk PT	26,564,500	254
Gajah Tunggal Tbk PT	1,083,500	251
Timah Persero Tbk PT	1,460,907	248
* Bakrie and Brothers Tbk PT	48,177,488	247
Salim Ivomas Pratama Tbk PT	2,119,500	239
Bisi International PT	2,808,100	231
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,828,000	225
Indika Energy Tbk PT	1,327,939	201

Agung Podomoro Land Tbk PT	4,372,000	184
Intiland Development Tbk PT	4,902,000	169
Krakatau Steel Persero Tbk PT	2,114,000	139
Bakrie Sumatera Plantations Tbk PT	14,178,000	133
Sampoerna Agro PT	545,500	130
* Indah Kiat Pulp & Paper Corp. Tbk PT	1,733,352	128
* Delta Dunia Makmur Tbk PT	3,162,000	70
* Bakrie Telecom Tbk PT	13,034,573	67
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	—
		15,520
Ireland (1.1%)
* Bank of Ireland	19,306,460	3,726
Paddy Power plc	27,924	2,314
DCC plc	62,455	2,044
Smurfit Kappa Group plc	121,863	1,688
C&C Group plc	244,450	1,594
Kingspan Group plc	128,832	1,494
Glanbia plc	108,176	1,208
Grafton Group plc	193,945	1,137
* Kenmare Resources plc	1,848,480	976
Greencore Group plc	256,644	454
FBD Holdings plc	21,250	315
Aer Lingus Group plc	136,095	237
Total Produce plc	263,022	214
Fyffes plc	217,791	178
Smurfit Kappa Group plc (London Shares)	6,094	84
C&C Group plc (London Shares)	11,196	73
		17,736
Israel (0.2%)
Alony Hetz Properties & Investments Ltd.	50,153	315
* Nova Measuring Instruments Ltd.	33,869	308
* Retalix Ltd.	9,808	293
Frutarom Industries Ltd.	19,606	249
* Nitsba Holdings 1995 Ltd.	24,755	223
* Given Imaging Ltd.	12,178	202
* Phoenix Holdings Ltd.	68,324	181
Ituran Location and Control Ltd.	11,980	171
* Allot Communications Ltd.	11,173	153
* Gilat Satellite Networks Ltd.	25,869	137
* AudioCodes Ltd.	35,741	130
FMS Enterprises Migun Ltd.	10,867	129
* Menorah Mivtachim Holdings Ltd.	14,000	124
Amot Investments Ltd.	43,583	112
* Elco Holdings Ltd.	16,380	97
* Ceragon Networks Ltd.	20,084	97
* Africa Israel Investments Ltd.	38,960	95
* Hadera Paper Ltd.	1,743	83
* Tower Semiconductor Ltd.	9,534	80
* Property & Building Corp.	1,263	65
Electra Ltd.	630	65
* Discount Investment Corp.	17,081	56
* Alon Holdings Blue Square Israel Ltd.	20,115	51
* Africa Israel Properties Ltd.	4,458	46
* IDB Holding Corp. Ltd.	12,186	35
* B Communications Ltd.	5,992	24
* Modiin - LP	424,716	17

*	Internet Gold-Golden Lines Ltd.	2,156	6
*	Modiin - LP Warrants Exp. 11/17/2013	280,383	1
			3,545
Italy (2.0%)
	Banca Popolare dell'Emilia Romagna Scrl	246,561	2,178
*	Banca Popolare di Milano Scarl	2,475,152	1,662
	Banca Popolare di Sondrio SCARL	222,022	1,599
	Azimut Holding SPA	74,121	1,304
	Tod's SPA	9,280	1,267
^	DiaSorin SPA	25,262	986
*	Societa Cattolica di Assicurazioni SCRL	50,514	932
	Ansaldo STS SPA	87,384	900
*,^ Fondiaria-Sai SPA		466,410	827
	Impregilo SPA	151,418	785
	Recordati SPA	74,194	759
*	Yoox SPA	38,710	739
	Hera SPA	376,388	692
	Danieli & C Officine Meccaniche SPA	35,106	655
	Banca Generali SPA	34,115	654
*	Sorin SPA	233,181	595
	Banca Piccolo Credito Valtellinese Scarl	307,059	526
	Beni Stabili SPA	730,310	505
	Societa Iniziative Autostradali e Servizi SPA	48,856	491
	De'Longhi SPA	29,279	473
*	Cam Finanziaria SPA	442,921	470
	Piaggio & C SPA	170,995	468
	Credito Emiliano SPA	75,848	454
*	Unipol Gruppo Finanziario SPA	151,935	438
*	Unipol Gruppo Finanziario SPA Prior Pfd.	184,191	426
	ERG SPA	40,821	400
	Interpump Group SPA	47,755	366
	MARR SPA	32,626	366
*	Milano Assicurazioni SPA	647,998	363
*	Gemina SPA	203,375	350
	ASTM SPA	30,599	343
*	Saras SPA	252,099	340
*	Safilo Group SPA	30,305	333
	ACEA SPA	49,543	321
	Danieli & C Officine Meccaniche SPA (Common)	10,325	319
	Brembo SPA	22,710	316
	Italcementi SPA	55,958	315
	CIR-Compagnie Industriali Riunite SPA	269,522	312
	Amplifon SPA	57,529	307
	Iren SPA	352,006	270
	Astaldi SPA	34,068	256
*	Italmobiliare SPA non-CNV	18,440	249
	Italcementi SPA RSP	77,771	245
	Indesit Co. SPA	27,507	231
	Cofide SPA	384,826	226
	Industria Macchine Automatiche SPA	10,241	208
*	Ei Towers SPA	6,757	204
	SAES Getters SPA - RSP	25,203	204
^	Geox SPA	53,289	187
	Trevi Finanziaria Industriale SPA	23,660	169
*,^ RCS MediaGroup SPA		104,535	166
*	Snai SPA	159,228	155
*	Arnoldo Mondadori Editore SPA	96,306	153

Banco di Desio e della Brianza SPA	51,025	151
Falck Renewables SPA	97,198	140
Zignago Vetro SPA	20,621	133
Gruppo Editoriale L'Espresso SPA	95,893	123
Esprinet SPA	24,928	110
* DeA Capital SPA	54,287	104
* Landi Renzo SPA	47,712	103
* Telecom Italia Media SPA	446,009	99
* Ascopiave SPA	55,913	93
* Juventus Football Club SPA	290,159	84
IMMSI SPA	102,006	80
* Italmobiliare SPA	3,975	80
Cementir Holding SPA	27,624	74
Immobiliare Grande Distribuzione	62,539	71
* Intek Group SPA	127,058	59
Sogefi SPA	18,986	58
* Maire Tecnimont SPA	97,274	55
* SAES Getters SPA	4,902	47
Fiera Milano SPA	8,283	47
		30,170
Japan (11.6%)
* Orient Corp.	303,500	1,135
Anritsu Corp.	87,829	1,127
Kaken Pharmaceutical Co. Ltd.	65,067	1,068
Tokai Tokyo Financial Holdings Inc.	208,432	1,045
Duskin Co. Ltd.	54,972	1,045
Calbee Inc.	12,456	1,025
Hitachi Zosen Corp.	592,790	946
Shochiku Co. Ltd.	82,879	921
Maeda Road Construction Co. Ltd.	61,229	913
* Aiful Corp.	128,950	894
Toho Holdings Co. Ltd.	44,318	856
Nihon Kohden Corp.	26,881	856
Wacom Co. Ltd.	260	848
FP Corp.	12,507	807
Kiyo Holdings Inc.	543,965	804
KYORIN Holdings Inc.	39,474	804
Horiba Ltd.	26,814	788
Sankyu Inc.	195,014	770
Okumura Corp.	190,213	747
Fuji Oil Co. Ltd.	54,498	740
Accordia Golf Co. Ltd.	743	725
Tadano Ltd.	80,807	719
Kyowa Exeo Corp.	70,390	716
OSG Corp.	54,494	709
Megmilk Snow Brand Co. Ltd.	40,676	702
Tsuruha Holdings Inc.	8,352	698
SCSK Corp.	36,780	689
Miura Co. Ltd.	26,318	688
Resorttrust Inc.	31,528	685
Fuyo General Lease Co. Ltd.	19,149	685
Aica Kogyo Co. Ltd.	40,544	674
IT Holdings Corp.	47,100	669
Tsubakimoto Chain Co.	124,250	660
Meitec Corp.	25,546	654
Jaccs Co. Ltd.	126,000	643
Sanwa Holdings Corp.	134,637	642

Ship Healthcare Holdings Inc.	21,900	627
Hitachi Kokusai Electric Inc.	73,542	608
Daio Paper Corp.	88,454	602
IBJ Leasing Co. Ltd.	22,301	598
Nikkiso Co. Ltd.	54,565	595
Sangetsu Co. Ltd.	23,632	594
Toagosei Co. Ltd.	143,584	593
Hanwa Co. Ltd.	154,415	593
Arcs Co. Ltd.	31,500	590
Nachi-Fujikoshi Corp.	144,742	588
Toyo Ink SC Holdings Co. Ltd.	134,151	588
Nifco Inc.	28,208	586
Sumitomo Warehouse Co. Ltd.	115,208	579
Cosmos Pharmaceutical Corp.	5,400	578
Fuji Soft Inc.	27,021	571
NOF Corp.	124,202	571
^ Zensho Holdings Co. Ltd.	49,761	571
Cocokara fine Inc.	17,389	570
Iwatani Corp.	149,740	568
SHO-BOND Holdings Co. Ltd.	15,300	564
Nichi-iko Pharmaceutical Co. Ltd.	26,300	553
Nitto Boseki Co. Ltd.	134,738	552
Tokyo Seimitsu Co. Ltd.	32,023	550
Inaba Denki Sangyo Co. Ltd.	17,515	542
Toyo Tire & Rubber Co. Ltd.	156,000	538
Nippo Corp.	40,000	536
Ain Pharmaciez Inc.	9,900	535
MOS Food Services Inc.	28,510	533
Japan Airport Terminal Co. Ltd.	50,927	533
United Arrows Ltd.	21,900	530
Nissin Kogyo Co. Ltd.	35,301	530
Ryosan Co. Ltd.	26,879	523
Tokyo Ohka Kogyo Co. Ltd.	26,873	523
Makino Milling Machine Co. Ltd.	81,901	521
Daibiru Corp.	53,487	519
GMO internet Inc.	70,200	514
TS Tech Co. Ltd.	26,385	510
Yamanashi Chuo Bank Ltd.	125,311	509
Toei Co. Ltd.	93,648	504
Bank of Iwate Ltd.	12,024	503
Fujitec Co. Ltd.	72,000	500
Pola Orbis Holdings Inc.	16,400	499
Yamagata Bank Ltd.	111,426	499
Okasan Securities Group Inc.	79,000	496
Taikisha Ltd.	24,463	492
Hogy Medical Co. Ltd.	10,150	489
TOC Co. Ltd.	74,900	487
Noritz Corp.	26,935	483
Bank of Okinawa Ltd.	12,204	478
* Kenedix Inc.	1,518	474
NET One Systems Co. Ltd.	48,800	469
Tamron Co. Ltd.	16,600	468
Avex Group Holdings Inc.	17,300	468
Maruha Nichiro Holdings Inc.	268,348	466
HIS Co. Ltd.	13,600	464
Penta-Ocean Construction Co. Ltd.	183,000	462
ADEKA Corp.	53,855	462

Japan Securities Finance Co. Ltd.	67,041	461
Xebio Co. Ltd.	22,308	456
Kureha Corp.	117,338	454
Pigeon Corp.	8,300	452
Daifuku Co. Ltd.	67,461	450
Showa Corp.	41,800	449
Itoham Foods Inc.	99,000	449
Mandom Corp.	14,947	445
FCC Co. Ltd.	20,643	444
Nihon Unisys Ltd.	54,200	443
Seikagaku Corp.	40,264	441
Meidensha Corp.	138,919	440
Morinaga Milk Industry Co. Ltd.	136,678	439
Enplas Corp.	9,800	434
Nippon Flour Mills Co. Ltd.	102,459	431
Tokyo Dome Corp.	113,000	431
Nichicon Corp.	52,387	430
Joshin Denki Co. Ltd.	42,653	428
Daikyo Inc.	159,000	426
Nippon Soda Co. Ltd.	93,587	425
Yodogawa Steel Works Ltd.	119,113	424
Toho Bank Ltd.	133,664	423
^ Kadokawa Group Holdings Inc.	15,750	423
* Kanematsu Corp.	276,000	423
Valor Co. Ltd.	26,500	423
* Aderans Co. Ltd.	32,509	421
Fancl Corp.	37,504	420
Kitz Corp.	81,500	420
Earth Chemical Co. Ltd.	12,911	417
Aida Engineering Ltd.	55,000	417
Central Glass Co. Ltd.	134,015	413
Akebono Brake Industry Co. Ltd.	85,057	413
Misawa Homes Co. Ltd.	29,400	410
Kyoei Steel Ltd.	22,000	410
Aomori Bank Ltd.	135,000	409
Kurimoto Ltd.	107,000	407
Doutor Nichires Holdings Co. Ltd.	28,537	403
Mirait Holdings Corp.	48,400	402
Sanken Electric Co. Ltd.	100,469	402
Mitsubishi Shokuhin Co. Ltd.	13,900	401
Ricoh Leasing Co. Ltd.	14,606	401
* Oki Electric Industry Co. Ltd.	350,311	400
Moshi Moshi Hotline Inc.	27,300	399
Musashi Seimitsu Industry Co. Ltd.	19,615	398
Takara Standard Co. Ltd.	56,098	398
Bank of Nagoya Ltd.	112,121	398
Ariake Japan Co. Ltd.	21,800	397
Topy Industries Ltd.	168,795	396
* Pioneer Corp.	158,513	396
Hokuetsu Kishu Paper Co. Ltd.	77,221	394
Okinawa Electric Power Co. Inc.	11,940	392
Geo Holdings Corp.	387	388
Nisshin Oillio Group Ltd.	106,262	387
Sumitomo Light Metal Industries Ltd.	393,000	387
Hokuto Corp.	20,624	387
Nishimatsu Construction Co. Ltd.	207,000	385
Toshiba Plant Systems & Services Corp.	27,524	384

Maeda Corp.	98,306	383
Kisoji Co. Ltd.	19,300	382
Akita Bank Ltd.	135,000	381
Nitta Corp.	22,200	380
Daiseki Co. Ltd.	26,787	380
Amano Corp.	42,156	380
Toho Zinc Co. Ltd.	87,758	379
TOMONY Holdings Inc.	87,200	378
Keihin Corp.	27,149	377
Nissan Shatai Co. Ltd.	30,211	376
^ Colowide Co. Ltd.	38,000	376
Sanyo Special Steel Co. Ltd.	117,472	376
Mikuni Coca-Cola Bottling Co. Ltd.	36,400	374
Mizuno Corp.	81,782	374
Shinmaywa Industries Ltd.	56,000	372
Toyo Engineering Corp.	80,000	371
Heiwa Real Estate Co. Ltd.	27,400	371
AOKI Holdings Inc.	15,410	370
Iseki & Co. Ltd.	136,000	369
Komori Corp.	33,700	368
Saizeriya Co. Ltd.	27,721	368
Sanyo Chemical Industries Ltd.	65,274	367
Takasago Thermal Engineering Co. Ltd.	47,016	363
^ Bic Camera Inc.	723	363
Bank of the Ryukyus Ltd.	29,019	362
Mitsui-Soko Co. Ltd.	82,762	360
JVC Kenwood Corp.	103,240	358
Nihon Parkerizing Co. Ltd.	21,596	356
Nippon Densetsu Kogyo Co. Ltd.	34,403	352
Eighteenth Bank Ltd.	135,000	351
Shikoku Bank Ltd.	134,003	348
Nippon Konpo Unyu Soko Co. Ltd.	25,100	348
Miyazaki Bank Ltd.	135,932	348
Unipres Corp.	15,700	348
Pilot Corp.	138	348
Izumiya Co. Ltd.	63,969	347
Oiles Corp.	16,790	342
Monex Group Inc.	1,166	342
Daihen Corp.	101,759	341
Kappa Create Holdings Co. Ltd.	14,594	336
Prima Meat Packers Ltd.	175,000	335
Saibu Gas Co. Ltd.	138,734	332
Fujimi Inc.	19,347	332
Nippon Light Metal Holdings Co. Ltd.	287,023	330
Kyudenko Corp.	64,000	327
Daiwabo Holdings Co. Ltd.	164,761	326
* Leopalace21 Corp.	84,400	325
Toyo Tanso Co. Ltd.	13,410	325
Tomy Co. Ltd.	60,217	324
Yoshinoya Holdings Co. Ltd.	271	324
Yachiyo Bank Ltd.	13,600	323
Sakata Seed Corp.	26,856	323
* Sankyo Tateyama Inc.	15,300	321
Aichi Steel Corp.	73,029	320
Nichias Corp.	58,855	320
Hosiden Corp.	58,067	318
Nagaileben Co. Ltd.	24,700	318

Chiyoda Co. Ltd.	13,700	317
Megachips Corp.	18,447	316
Sanki Engineering Co. Ltd.	58,767	315
NSD Co. Ltd.	33,600	311
Alpine Electronics Inc.	34,474	311
Max Co. Ltd.	26,000	310
Tachi-S Co. Ltd.	17,600	310
Mitsui Sugar Co. Ltd.	98,000	310
Bank of Saga Ltd.	135,000	309
Nakamuraya Co. Ltd.	67,707	307
Morinaga & Co. Ltd.	144,518	306
Token Corp.	5,490	306
Ehime Bank Ltd.	119,000	306
* Seiko Holdings Corp.	96,291	306
San-A Co. Ltd.	7,422	302
Sintokogio Ltd.	41,200	301
* Sumitomo Mitsui Construction Co. Ltd.	278,300	298
Nippon Shinyaku Co. Ltd.	23,571	296
Fuji Seal International Inc.	13,600	295
Hokuetsu Bank Ltd.	136,000	293
Star Micronics Co. Ltd.	29,500	292
Seiren Co. Ltd.	46,300	287
Marudai Food Co. Ltd.	86,591	286
Futaba Corp.	26,880	286
Okamura Corp.	41,000	285
Kato Sangyo Co. Ltd.	15,300	285
Mitsuboshi Belting Co. Ltd.	53,000	285
Sato Holdings Corp.	17,800	284
Chofu Seisakusho Co. Ltd.	13,700	283
Transcosmos Inc.	22,700	282
Gunze Ltd.	105,079	281
CKD Corp.	46,200	281
Canon Electronics Inc.	13,694	281
Nichiden Corp.	12,000	281
Heiwado Co. Ltd.	19,500	280
Oita Bank Ltd.	76,435	279
Nitto Kohki Co. Ltd.	13,800	278
Japan Wool Textile Co. Ltd.	42,189	276
DCM Holdings Co. Ltd.	42,000	276
Kumiai Chemical Industry Co. Ltd.	49,000	276
Kurabo Industries Ltd.	163,000	276
* Furukawa Co. Ltd.	260,000	276
Totetsu Kogyo Co. Ltd.	19,300	276
Asahi Diamond Industrial Co. Ltd.	30,022	275
Tokyo Tomin Bank Ltd.	27,100	274
T-Gaia Corp.	27,800	274
Okamoto Industries Inc.	81,000	273
WATAMI Co. Ltd.	14,500	273
Denki Kogyo Co. Ltd.	63,400	271
Kanamoto Co. Ltd.	17,000	271
Topcon Corp.	32,946	270
Aeon Delight Co. Ltd.	14,400	269
Nippon Signal Co. Ltd.	38,800	269
Oyo Corp.	22,800	267
ZERIA Pharmaceutical Co. Ltd.	17,000	267
EDION Corp.	55,533	267
* Mitsubishi Paper Mills Ltd.	271,000	267

Sakai Chemical Industry Co. Ltd.	90,000	266
Daisan Bank Ltd.	137,037	264
Fujitsu General Ltd.	30,000	263
Paramount Bed Holdings Co. Ltd.	8,300	263
Descente Ltd.	40,000	261
Sekisui Jushi Corp.	22,000	260
TPR Co. Ltd.	20,100	259
Nitto Kogyo Corp.	18,987	258
Sanden Corp.	63,000	258
Godo Steel Ltd.	128,000	257
kabu.com Securities Co. Ltd.	52,900	257
Shinko Plantech Co. Ltd.	31,400	257
NEC Networks & System Integration Corp.	13,600	255
Nippon Carbon Co. Ltd.	132,000	254
Minato Bank Ltd.	145,000	254
Toyo Corp.	21,617	253
Megane TOP Co. Ltd.	20,100	252
Ai Holdings Corp.	30,200	251
Toa Corp.	161,000	250
Nippon Suisan Kaisha Ltd.	125,862	250
Riso Kagaku Corp.	12,600	250
Nippon Synthetic Chemical Industry Co. Ltd.	34,000	250
Okabe Co. Ltd.	33,900	249
Yamazen Corp.	33,500	248
Alpen Co. Ltd.	13,600	248
Itochu Enex Co. Ltd.	46,000	248
Shimizu Bank Ltd.	8,300	247
Marusan Securities Co. Ltd.	34,295	247
Ichiyoshi Securities Co. Ltd.	29,800	246
Towa Pharmaceutical Co. Ltd.	4,600	245
Nihon M&A Center Inc.	6,900	244
Chudenko Corp.	26,900	243
Showa Sangyo Co. Ltd.	75,000	243
DTS Corp.	19,200	243
Iino Kaiun Kaisha Ltd.	52,700	242
Osaka Steel Co. Ltd.	14,000	241
SWCC Showa Holdings Co. Ltd.	260,000	238
Internet Initiative Japan Inc.	8,400	235
Takuma Co. Ltd.	38,000	235
Japan Aviation Electronics Industry Ltd.	32,000	234
Aiphone Co. Ltd.	13,900	232
Vital KSK Holdings Inc.	24,000	232
Morita Holdings Corp.	26,154	232
Kintetsu World Express Inc.	7,000	230
Japan Vilene Co. Ltd.	51,889	227
Noritake Co. Ltd.	88,000	226
Nippon Denko Co. Ltd.	77,990	226
Nihon Dempa Kogyo Co. Ltd.	17,660	226
^ Dr Ci:Labo Co. Ltd.	76	225
Fuji Co. Ltd.	11,100	224
Japan Drilling Co. Ltd.	6,900	222
Fukui Bank Ltd.	112,769	222
Taiyo Holdings Co. Ltd.	7,900	222
Nihon Nohyaku Co. Ltd.	38,000	222
Mitsui Matsushima Co. Ltd.	81,000	221
Yokogawa Bridge Holdings Corp.	23,000	221
Inabata & Co. Ltd.	32,600	220

Toshiba Machine Co. Ltd.	48,000	220
Modec Inc.	9,500	216
Tsugami Corp.	35,000	216
Ministop Co. Ltd.	12,900	216
Nichii Gakkan Co.	25,000	215
Nippon Gas Co. Ltd.	17,200	215
Asahi Holdings Inc.	12,300	214
Tsukuba Bank Ltd.	57,100	212
Press Kogyo Co. Ltd.	48,000	211
Senko Co. Ltd.	45,000	210
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,600	210
Yorozu Corp.	14,400	207
ASKUL Corp.	13,900	206
Fujimori Kogyo Co. Ltd.	8,800	206
Michinoku Bank Ltd.	98,000	206
Daido Metal Co. Ltd.	24,000	205
Coca-Cola Central Japan Co. Ltd.	15,300	205
Shibusawa Warehouse Co. Ltd.	59,549	205
Roland Corp.	22,500	204
Higashi-Nippon Bank Ltd.	82,138	203
Ryobi Ltd.	80,435	202
Yuasa Trading Co. Ltd.	102,000	200
Atsugi Co. Ltd.	158,000	199
UKC Holdings Corp.	9,500	198
Senshukai Co. Ltd.	32,400	197
Goldcrest Co. Ltd.	10,280	196
Milbon Co. Ltd.	6,050	195
Chugoku Marine Paints Ltd.	37,000	195
* Unitika Ltd.	341,000	194
Aichi Bank Ltd.	3,700	194
Tatsuta Electric Wire and Cable Co. Ltd.	23,000	194
Round One Corp.	33,200	193
Ryoyo Electro Corp.	21,142	192
NEC Mobiling Ltd.	4,200	192
Furukawa-Sky Aluminum Corp.	66,000	192
Bunka Shutter Co. Ltd.	38,000	190
Paltac Corp.	15,200	189
Trusco Nakayama Corp.	10,200	189
Asahi Intecc Co. Ltd.	4,800	189
Wood One Co. Ltd.	57,000	189
Yokohama Reito Co. Ltd.	26,800	188
Tsutsumi Jewelry Co. Ltd.	7,500	184
CREATE SD HOLDINGS Co. Ltd.	5,706	184
Tokyo Rope Manufacturing Co. Ltd.	128,000	183
Atom Corp.	28,400	183
Mitsubishi Pencil Co. Ltd.	10,600	182
Takasago International Corp.	36,000	182
Ines Corp.	26,500	182
Kyokuto Securities Co. Ltd.	14,500	181
FIDEA Holdings Co. Ltd.	75,300	180
Hosokawa Micron Corp.	23,000	180
Sodick Co. Ltd.	34,900	180
Koa Corp.	21,300	179
Tokyu Livable Inc.	11,300	179
Riken Corp.	48,000	179
Nagano Bank Ltd.	99,000	179
* Chiba Kogyo Bank Ltd.	22,700	178

Foster Electric Co. Ltd.	11,285	178
TOKAI Holdings Corp.	54,500	178
Nippon Beet Sugar Manufacturing Co. Ltd.	93,000	177
Toyo Construction Co. Ltd.	53,000	177
Doshisha Co. Ltd.	6,400	174
Sanyo Shokai Ltd.	63,423	173
Toyo Kanetsu KK	80,000	172
Nippon Chemiphar Co. Ltd.	26,000	171
Royal Holdings Co. Ltd.	14,600	171
Dydo Drinco Inc.	4,244	171
Bando Chemical Industries Ltd.	53,000	171
Kohnan Shoji Co. Ltd.	14,200	170
Idec Corp.	19,100	169
Tokyotokeiba Co. Ltd.	70,000	169
Asahi Organic Chemicals Industry Co. Ltd.	70,555	168
Fujiya Co. Ltd.	74,000	168
Nippon Koei Co. Ltd.	44,000	167
Kinugawa Rubber Industrial Co. Ltd.	30,000	166
Melco Holdings Inc.	9,500	165
* Clarion Co. Ltd.	106,000	165
Konishi Co. Ltd.	9,000	164
* Jeol Ltd.	43,000	163
* Nippon Chemi-Con Corp.	76,696	163
TKC Corp.	9,149	162
Cosel Co. Ltd.	13,600	159
Hibiya Engineering Ltd.	14,300	159
Sasebo Heavy Industries Co. Ltd.	136,000	159
Paris Miki Holdings Inc.	30,400	159
Sankyo Seiko Co. Ltd.	45,097	158
Arnest One Corp.	9,700	155
Nippon Seiki Co. Ltd.	13,000	154
France Bed Holdings Co. Ltd.	68,000	152
AOC Holdings Inc.	35,900	152
* Matsuya Co. Ltd.	16,700	151
Welcia Holdings Co. Ltd.	4,100	151
PGM Holdings K K	197	151
Kasumi Co. Ltd.	23,700	150
Parco Co. Ltd.	14,400	149
Sanyo Denki Co. Ltd.	28,000	149
Kuroda Electric Co. Ltd.	12,200	149
Gurunavi Inc.	13,400	149
Kato Works Co. Ltd.	51,205	148
Mie Bank Ltd.	66,104	147
Gakken Holdings Co. Ltd.	47,000	147
OBIC Business Consultants Ltd.	2,650	147
* Ishihara Sangyo Kaisha Ltd.	177,000	147
Kitagawa Iron Works Co. Ltd.	87,000	146
Mitsuba Corp.	23,000	146
Nippon Steel Trading Co. Ltd.	54,000	146
EPS Corp.	51	145
Towa Bank Ltd.	128,000	144
Tsukishima Kikai Co. Ltd.	16,000	144
* Japan Radio Co. Ltd.	53,000	144
Toridoll.corp	11,600	144
Warabeya Nichiyo Co. Ltd.	8,700	143
Nippon Thompson Co. Ltd.	36,000	142
Takaoka Toko Holdings Co. Ltd.	8,400	142

SMK Corp.	47,000	141
Torii Pharmaceutical Co. Ltd.	5,700	141
* Toko Inc.	58,000	139
Shin-Etsu Polymer Co. Ltd.	36,000	139
Dai-Dan Co. Ltd.	24,000	138
Sumikin Bussan Corp.	43,000	137
Kentucky Fried Chicken Japan Ltd.	6,000	137
Nichiha Corp.	9,400	136
Denyo Co. Ltd.	11,200	136
Zenrin Co. Ltd.	10,000	133
Rhythm Watch Co. Ltd.	70,000	133
Toli Corp.	55,101	133
Hitachi Medical Corp.	9,000	133
Stella Chemifa Corp.	6,200	131
Kamei Corp.	15,000	130
Nippon Road Co. Ltd.	29,000	130
Fuji Kyuko Co. Ltd.	22,000	129
Macromill Inc.	11,500	129
Fujicco Co. Ltd.	11,205	128
KEY Coffee Inc.	7,193	128
Tocalo Co. Ltd.	8,300	128
Krosaki Harima Corp.	50,000	128
Arcland Sakamoto Co. Ltd.	7,900	128
Macnica Inc.	6,500	127
Seika Corp.	45,000	126
Toa Corp. (Hyogo)	17,000	126
Japan Transcity Corp.	32,192	125
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	27,000	124
Fuso Pharmaceutical Industries Ltd.	31,000	124
Yaoko Co. Ltd.	3,100	124
Gun-Ei Chemical Industry Co. Ltd.	48,000	124
Shikoku Chemicals Corp.	18,000	122
Daikokutenbussan Co. Ltd.	4,900	122
Kanto Natural Gas Development Ltd.	22,000	122
* Daiei Inc.	53,500	122
Achilles Corp.	82,000	121
* Fudo Tetra Corp.	57,900	121
T RAD Co. Ltd.	47,000	120
Nissin Electric Co. Ltd.	24,000	120
Nohmi Bosai Ltd.	17,000	120
Mars Engineering Corp.	5,800	120
^ Ringer Hut Co. Ltd.	9,300	119
Ohsho Food Service Corp.	4,474	119
Shizuoka Gas Co. Ltd.	17,000	119
* Janome Sewing Machine Co. Ltd.	115,000	118
Toyo Securities Co. Ltd.	43,000	117
Okuwa Co. Ltd.	10,000	116
Kyodo Printing Co. Ltd.	42,000	116
Daiwa Industries Ltd.	21,000	116
Nippon Kanzai Co. Ltd.	6,593	115
Yomiuri Land Co. Ltd.	21,000	115
Raito Kogyo Co. Ltd.	22,500	114
Tenma Corp.	11,000	113
Yellow Hat Ltd.	7,500	113
Hamakyorex Co. Ltd.	3,500	113
Nishio Rent All Co. Ltd.	7,600	112
Shinwa Co. Ltd.	9,300	112

Belluna Co. Ltd.	14,900	112
Aisan Industry Co. Ltd.	13,200	111
Dwango Co. Ltd.	51	111
Union Tool Co.	5,800	111
St. Marc Holdings Co. Ltd.	2,800	111
ASKA Pharmaceutical Co. Ltd.	16,000	110
Kura Corp.	8,000	109
Axell Corp.	4,700	109
Plenus Co. Ltd.	6,600	109
Sakata INX Corp.	21,000	109
Rock Field Co. Ltd.	6,434	108
Piolax Inc.	4,500	108
Kita-Nippon Bank Ltd.	4,000	108
Takiron Co. Ltd.	28,000	108
Katakura Industries Co. Ltd.	11,000	108
* Futaba Industrial Co. Ltd.	23,600	107
Daiichi Jitsugyo Co. Ltd.	22,000	107
Pronexus Inc.	18,735	106
Nippon Ceramic Co. Ltd.	7,000	105
Cawachi Ltd.	5,100	105
Taihei Dengyo Kaisha Ltd.	18,000	104
Tsurumi Manufacturing Co. Ltd.	13,000	104
Tochigi Bank Ltd.	28,000	104
Organo Corp.	19,000	104
JSP Corp.	6,900	103
Uniden Corp.	41,000	102
Tomoku Co. Ltd.	35,000	102
Tecmo Koei Holdings Co. Ltd.	12,600	102
Mitsubishi Steel Manufacturing Co. Ltd.	52,000	102
Gulliver International Co. Ltd.	2,390	101
Ohara Inc.	13,220	101
Eagle Industry Co. Ltd.	12,000	100
Nishimatsuya Chain Co. Ltd.	12,200	99
Ichibanya Co. Ltd.	3,000	98
Mitsui Home Co. Ltd.	17,000	98
* Kitano Construction Corp.	38,000	98
Tokyo Tekko Co. Ltd.	23,000	98
J-Oil Mills Inc.	33,000	98
Nippon Coke & Engineering Co. Ltd.	65,500	97
As One Corp.	4,800	97
Yushin Precision Equipment Co. Ltd.	5,100	97
Hisaka Works Ltd.	11,000	97
Daiso Co. Ltd.	33,000	97
Obara Group Inc.	8,300	97
U-Shin Ltd.	12,600	96
Japan Cash Machine Co. Ltd.	10,700	96
* Sagami Chain Co. Ltd.	12,000	96
Kyokuyo Co. Ltd.	43,000	96
Eiken Chemical Co. Ltd.	7,100	96
CMK Corp.	25,700	96
Eizo Nanao Corp.	6,000	96
Maruwa Co. Ltd.	3,100	95
Toenec Corp.	18,000	95
Mitsui High-Tec Inc.	13,000	95
Ryoden Trading Co. Ltd.	15,000	95
Asahi Co. Ltd.	7,100	95
Yonekyu Corp.	9,100	94

Tokyu Construction Co. Ltd.	37,000	94
Sanoh Industrial Co. Ltd.	13,800	94
Siix Corp.	8,100	93
Maezawa Kasei Industries Co. Ltd.	9,600	93
Tokyo Rakutenchi Co. Ltd.	23,000	93
Onoken Co. Ltd.	10,000	93
Nomura Co. Ltd.	21,000	93
Fuji Electronics Co. Ltd.	6,700	92
ESPEC Corp.	11,408	91
Iida Home Max	7,000	91
Takihyo Co. Ltd.	18,000	91
Komatsu Seiren Co. Ltd.	21,000	91
Topre Corp.	9,400	91
Honeys Co. Ltd.	7,390	90
BML Inc.	3,700	90
Matsuya Foods Co. Ltd.	5,000	90
Toho Real Estate Co. Ltd.	11,100	90
Kanaden Corp.	15,000	90
Sinfonia Technology Co. Ltd.	48,000	89
Nittetsu Mining Co. Ltd.	20,000	89
Chori Co. Ltd.	8,200	89
Koatsu Gas Kogyo Co. Ltd.	16,000	88
Takamatsu Construction Group Co. Ltd.	5,900	88
Nihon Yamamura Glass Co. Ltd.	44,000	88
NEC Fielding Ltd.	7,300	87
Nagatanien Co. Ltd.	9,000	87
T Hasegawa Co. Ltd.	7,200	87
Chukyo Bank Ltd.	39,000	86
Neturen Co. Ltd.	12,700	86
Japan Digital Laboratory Co. Ltd.	7,500	85
Toyo Kohan Co. Ltd.	24,000	85
Mitsuuroko Holdings Co. Ltd.	15,700	85
Riken Technos Corp.	30,000	85
CAC Corp.	10,000	84
Arakawa Chemical Industries Ltd.	10,700	84
Chugai Ro Co. Ltd.	31,000	83
Daidoh Ltd.	12,000	83
* YAMABIKO Corp.	5,000	83
* Kumagai Gumi Co. Ltd.	63,000	83
San-Ai Oil Co. Ltd.	19,000	83
* Nippon Yakin Kogyo Co. Ltd.	57,000	82
Nidec-Tosok Corp.	10,900	82
Pack Corp.	5,000	82
Panasonic Industrial Devices SUNX Co. Ltd.	19,100	82
Dai Nippon Toryo Co. Ltd.	49,000	81
Nissin Corp.	33,000	81
Kanematsu Electronics Ltd.	7,000	81
Fujita Kanko Inc.	24,000	81
Japan Pure Chemical Co. Ltd.	31	81
Maruetsu Inc.	25,000	81
Kyoto Kimono Yuzen Co. Ltd.	7,000	80
Taihei Kogyo Co. Ltd.	20,000	80
Keiyo Co. Ltd.	15,000	80
Tokyu Community Corp.	2,000	80
Toda Kogyo Corp.	20,000	80
Taiho Kogyo Co. Ltd.	6,600	79
Oenon Holdings Inc.	32,000	79

	Nice Holdings Inc.	30,000	79
*	Starzen Co. Ltd.	28,000	79
	ST Corp.	7,500	79
	Pal Co. Ltd.	1,800	79
	Japan Pulp & Paper Co. Ltd.	24,000	79
	Shinko Shoji Co. Ltd.	8,800	79
	Daisyo Corp.	6,000	79
	Matsuda Sangyo Co. Ltd.	6,200	79
	Maezawa Kyuso Industries Co. Ltd.	5,900	79
	Sinanen Co. Ltd.	19,000	79
	Nippon Valqua Industries Ltd.	31,000	78
	Pacific Industrial Co. Ltd.	15,000	77
	Dunlop Sports Co. Ltd.	7,000	77
*	Advan Co. Ltd.	8,000	77
	Nippon Parking Development Co. Ltd.	1,142	77
	NEC Capital Solutions Ltd.	5,000	76
	Nissen Holdings Co. Ltd.	20,700	75
	Tekken Corp.	48,000	74
	Yushiro Chemical Industry Co. Ltd.	7,700	74
	Kyoritsu Maintenance Co. Ltd.	3,000	74
	Hokkaido Gas Co. Ltd.	28,000	73
	Information Services International-Dentsu Ltd.	8,000	73
	Shindengen Electric Manufacturing Co. Ltd.	25,000	73
	Nidec Copal Electronics Corp.	15,200	72
	Maruzen Showa Unyu Co. Ltd.	25,000	72
*,^ Daiichi Chuo KK		75,000	72
*	Iwasaki Electric Co. Ltd.	29,000	72
	Airport Facilities Co. Ltd.	14,000	71
	Sanshin Electronics Co. Ltd.	10,400	71
	Itochu-Shokuhin Co. Ltd.	2,000	70
	Chuetsu Pulp & Paper Co. Ltd.	38,000	70
	Uchida Yoko Co. Ltd.	25,000	70
*,^ Best Denki Co. Ltd.		46,000	69
	Kaga Electronics Co. Ltd.	8,200	69
	Daikoku Denki Co. Ltd.	2,900	69
	Cleanup Corp.	9,400	68
*	Juki Corp.	38,000	68
	Fujikura Kasei Co. Ltd.	16,000	67
	Aichi Corp.	12,200	67
	Olympic Corp.	7,800	67
	Keihanshin Building Co. Ltd.	12,200	66
	Mitsui Knowledge Industry Co. Ltd.	395	66
	Icom Inc.	3,000	65
	Corona Corp.	5,000	65
	Dai-ichi Seiko Co. Ltd.	4,600	65
	Future Architect Inc.	159	65
*	NS United Kaiun Kaisha Ltd.	41,000	64
	Hakuto Co. Ltd.	7,000	64
	Toho Co. Ltd.	18,000	64
	Tomen Electronics Corp.	5,000	64
	Okura Industrial Co. Ltd.	19,000	63
	Chiyoda Integre Co. Ltd.	6,000	63
	Tokyo Energy & Systems Inc.	12,000	63
	Roland DG Corp.	4,700	63
	NDS Co. Ltd.	21,000	62
	Kinki Sharyo Co. Ltd.	18,000	62
	Hokkan Holdings Ltd.	21,000	62

	Mory Industries Inc.	21,000	61
	Shimojima Co. Ltd.	5,600	61
	Kanto Denka Kogyo Co. Ltd.	32,000	61
	Nidec Copal Corp.	8,500	60
	Nippon Sharyo Ltd.	16,000	59
	Pocket Card Co. Ltd.	10,600	59
	Meisei Industrial Co. Ltd.	15,000	58
	Sekisui Plastics Co. Ltd.	24,000	58
	Mimasu Semiconductor Industry Co. Ltd.	7,100	58
	Osaki Electric Co. Ltd.	11,000	58
	Furuno Electric Co. Ltd.	10,600	57
	Tokyo Electron Device Ltd.	35	57
*	Gecoss Corp.	7,300	57
	Kourakuen Corp.	4,000	57
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	56
	Shoko Co. Ltd.	37,000	56
	Shin-Keisei Electric Railway Co. Ltd.	14,000	56
*	Asunaro Aoki Construction Co. Ltd.	9,500	56
	Chuo Spring Co. Ltd.	16,000	56
	Yusen Logistics Co. Ltd.	5,700	56
	Right On Co. Ltd.	7,000	55
*	Aeon Fantasy Co. Ltd.	3,600	55
	Kyosan Electric Manufacturing Co. Ltd.	16,000	54
	Sala Corp.	10,000	54
	Kojima Co. Ltd.	15,100	54
	Cybozu Inc.	176	53
*	Ichikoh Industries Ltd.	32,000	53
	Tonami Holdings Co. Ltd.	26,000	53
	Tamura Corp.	23,000	51
	Optex Co. Ltd.	4,500	51
	Sumitomo Precision Products Co. Ltd.	11,000	50
	Alpha Systems Inc.	4,000	50
	Namura Shipbuilding Co. Ltd.	11,700	49
	Studio Alice Co. Ltd.	3,400	48
	Mr Max Corp.	13,200	47
	Zuken Inc.	7,600	46
*	Tosho Printing Co. Ltd.	28,000	45
	Shiroki Corp.	17,000	45
	Teikoku Electric Manufacturing Co. Ltd.	2,300	44
	Daiken Corp.	16,000	44
	Torishima Pump Manufacturing Co. Ltd.	5,000	44
	Taisei Lamick Co. Ltd.	1,600	43
	Inaba Seisakusho Co. Ltd.	3,500	42
	Pasona Group Inc.	84	42
	Noritsu Koki Co. Ltd.	9,600	42
	Mitsubishi Kakoki Kaisha Ltd.	22,000	42
	Hioki EE Corp.	2,700	40
	Chuo Denki Kogyo Co. Ltd.	10,500	39
	Fujitsu Frontech Ltd.	6,400	38
	Elematec Corp.	2,800	37
	Simplex Holdings Inc.	118	37
	Yurtec Corp.	11,000	37
	CMIC Holdings Co. Ltd.	2,400	37
*,^ Nippon Kasei Chemical Co. Ltd.		21,000	36
	Toa Oil Co. Ltd.	33,000	36
	Tv Tokyo Holdings Corp.	3,000	33
	Sumitomo Seika Chemicals Co. Ltd.	9,000	32

Panasonic Information Systems	1,400	31
Hodogaya Chemical Co. Ltd.	16,000	30
* FDK Corp.	33,000	29
Yahagi Construction Co. Ltd.	5,200	25
		178,637
Luxembourg (0.1%)
Samsonite International SA	785,700	1,711

Malaysia (1.2%)
* Sapurakencana Petroleum Bhd.	1,895,559	1,782
Dialog Group Bhd.	1,347,643	1,002
Multi-Purpose Holdings Bhd.	818,744	867
Malaysia Airports Holdings Bhd.	445,177	790
Genting Plantations Bhd.	292,573	776
KLCC Property Holdings Bhd.	365,899	741
Bursa Malaysia Bhd.	302,336	644
IGB Corp. Bhd.	807,273	607
Affin Holdings Bhd.	562,500	596
Top Glove Corp. Bhd.	349,579	589
DRB-Hicom Bhd.	705,627	584
Media Prima Bhd.	811,340	582
Kulim Malaysia Bhd.	446,536	518
Boustead Holdings Bhd.	305,442	476
Carlsberg Brewery Malaysia Bhd.	121,000	463
Berjaya Corp. Bhd.	2,377,671	409
Hartalega Holdings Bhd.	264,700	382
WCT Bhd.	534,349	380
POS Malaysia Bhd.	321,400	367
TAN Chong Motor Holdings Bhd.	225,898	366
HAP Seng Consolidated Bhd.	696,700	366
Mah Sing Group Bhd.	487,200	358
Malaysian Resources Corp. Bhd.	759,069	339
Eastern & Oriental Bhd.	648,400	319
IJM Land Bhd.	418,400	290
OSK Holdings Bhd.	594,281	279
KPJ Healthcare Bhd.	143,700	264
QL Resources Bhd.	259,200	257
Tradewinds Malaysia Bhd.	79,700	238
MSM Malaysia Holdings Bhd.	142,100	232
Supermax Corp. Bhd.	354,950	219
Wah Seong Corp. Bhd.	391,736	208
* Mulpha International Bhd.	1,519,700	188
* Malaysian Airline System Bhd.	757,500	168
Mudajaya Group Bhd.	183,700	151
* Perdana Petroleum Bhd.	413,500	150
TA Enterprise Bhd.	849,900	138
* KNM Group Bhd.	868,669	134
Unisem M Bhd.	394,680	131
Lion Industries Corp. Bhd.	425,900	129
Malaysian Bulk Carriers Bhd.	238,100	103
* Puncak Niaga Holding Bhd.	252,500	98
* Scomi Group Bhd.	747,000	84
Muhibbah Engineering M Bhd.	235,900	65
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	46,729	13
* Dialog Group Bhd. Warrants Exp. 02/12/2017	91,395	13
* WCT Bhd. Warrants Exp. 02/24/2016	73,268	9
* WCT Bhd. Warrants Exp. 12/11/2017	82,008	7

*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	22,560	7
*	KNM Group Bhd. Warrants Exp. 11/15/2017	178,323	6
*	Sunway Bhd. Warrants Exp. 08/17/2016	38,197	4
*	Perdana Petroleum Bhd. Warrants Exp. 10/26/2015	25,612	3
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	1
			17,892
Mexico (1.1%)
	Grupo Aeroportuario del Sureste SAB de CV Class B	217,619	2,611
	Grupo Aeroportuario del Pacifico SAB de CV Class B	357,007	2,224
	Compartamos SAB de CV	935,140	1,453
*	Genomma Lab Internacional SAB de CV Class B	635,513	1,451
*	Empresas ICA SAB de CV	452,200	1,355
*	Industrias CH SAB de CV Class B	143,972	1,186
	Bolsa Mexicana de Valores SAB de CV	419,116	1,064
	Controladora Comercial Mexicana SAB de CV	267,500	973
	TV Azteca SAB de CV	1,131,354	796
*	OHL Mexico SAB de CV	309,400	700
	Grupo Comercial Chedraui SA de CV	198,831	690
	Grupo Aeroportuario del Centro Norte Sab de CV	202,726	677
*	Desarrolladora Homex SAB de CV	191,400	464
*	Gruma SAB de CV Class B	122,400	409
*	Corp GEO SAB de CV	341,900	400
*	Grupo Simec SAB de CV Class B	69,115	344
*	Consorcio ARA SAB de CV	630,510	238
*	Urbi Desarrollos Urbanos SAB de CV	313,585	182
			17,217
Netherlands (1.5%)
	Delta Lloyd NV	129,616	2,553
	Nutreco NV	26,597	2,358
	Royal Imtech NV	70,928	1,873
	Aalberts Industries NV	82,509	1,854
	ASM International NV	43,709	1,742
	Eurocommercial Properties NV	32,055	1,278
	CSM	52,767	1,222
	Arcadis NV	42,327	1,113
	Wereldhave NV	16,010	1,104
	TKH Group NV	31,616	863
	Mediq NV	38,926	735
	Unit4 NV	19,718	660
	Vastned Retail NV	13,903	627
	Koninklijke Ten Cate NV	22,807	618
	BinckBank NV	62,008	600
	Koninklijke BAM Groep NV	135,955	568
	USG People NV	62,493	532
	Sligro Food Group NV	15,080	486
	Nieuwe Steen Investments NV	53,719	466
	Brunel International NV	6,455	346
*	Grontmij	56,850	253
	Beter Bed Holding NV	12,085	244
	Accell Group	12,593	242
*,^ TomTom NV		41,202	214
	Koninklijke Wessanen NV	61,617	194
*	AMG Advanced Metallurgical Group NV	14,017	128
*,^ SNS REAAL NV		96,364	110
			22,983

New Zealand (0.2%)
	Infratil Ltd.	369,725	763
	Goodman Property Trust	581,399	500
	Freightways Ltd.	127,324	485
	Precinct Properties New Zealand Ltd.	506,275	433
	Nuplex Industries Ltd.	141,729	393
	New Zealand Oil & Gas Ltd.	463,205	352
	Mainfreight Ltd.	33,501	337
	Tower Ltd.	175,020	284
	Vital Healthcare Property Trust	190,327	201
			3,748
Norway (1.6%)
	TGS Nopec Geophysical Co. ASA	78,394	2,924
	Petroleum Geo-Services ASA	163,151	2,894
	Schibsted ASA	63,169	2,543
*	Marine Harvest ASA	2,155,402	2,157
	ProSafe SE	170,020	1,618
*	DNO International ASA	838,090	1,430
*	Algeta ASA	36,825	1,127
	Fred Olsen Energy ASA	20,893	998
	Kongsberg Gruppen AS	40,622	979
	Cermaq ASA	56,528	972
	Tomra Systems ASA	109,855	935
	Atea ASA	75,794	900
	SpareBank 1 SMN	105,340	800
*	Dockwise Ltd.	28,464	718
	Norwegian Property ASA	378,345	581
	Opera Software ASA	71,233	447
	BW Offshore Ltd.	381,783	394
	Stolt-Nielsen Ltd.	17,994	384
	Leroey Seafood Group ASA	11,238	325
	Austevoll Seafood ASA	51,932	295
*,^ Nordic Semiconductor ASA		105,761	293
*	Norwegian Air Shuttle AS	9,032	276
*,^ Renewable Energy Corp. ASA		1,150,702	223
*	Siem Offshore Inc.	143,097	215
*	Golden Ocean Group Ltd.	179,837	181
*,^ Frontline Ltd.		45,912	161
*	Norwegian Energy Co. AS	151,618	135
*	Archer Ltd.	114,026	132
*,^ Songa Offshore SE		122,283	124
			25,161
Philippines (0.8%)
	Universal Robina Corp.	707,619	1,522
*	Philippine National Bank	494,070	1,204
	Metro Pacific Investments Corp.	9,091,070	1,164
	International Container Terminal Services Inc.	581,865	1,088
	Semirara Mining Corp. Class A	136,140	824
*	First Gen Corp.	1,199,030	779
	Philex Mining Corp.	1,663,781	718
	Robinsons Land Corp.	1,284,275	676
	Megaworld Corp.	7,662,906	635
	Manila Water Co. Inc.	709,785	626
	Security Bank Corp.	134,650	575
*	Lepanto Consolidated Mining	17,500,000	525
	Filinvest Land Inc.	10,125,400	433

	First Philippine Holdings Corp.	151,580	383
*	Belle Corp.	2,857,000	356
*	Atlas Consolidated Mining & Development	555,500	300
	Vista Land & Lifescapes Inc.	2,291,000	292
	Cebu Air Inc.	162,410	247
			12,347
Poland (0.5%)
*	Kernel Holding SA	43,561	979
	Eurocash SA	57,117	931
	Asseco Poland SA	59,212	862
	Lubelski Wegiel Bogdanka SA	19,082	844
*	Grupa Lotos SA	57,600	746
*	Cyfrowy Polsat SA	122,333	663
*	Zaklady Azotowe w Tarnowie-Moscicach SA	32,700	597
*	Bank Millennium SA	279,926	414
*	Netia SA	277,522	413
*	Globe Trade Centre SA	112,176	312
	Warsaw Stock Exchange	20,805	271
*	Boryszew SA	1,277,768	231
*	Bioton SA	9,651,384	219
*	Getin Holding SA	234,401	206
	Budimex SA	8,493	184
*	Rovese SA	296,586	137
*	Ciech SA	18,873	128
	Agora SA	24,003	70
*	Polimex-Mostostal SA	356,606	64
*	Polimex-Mostostal SA Rights	356,606	2
			8,273
Portugal (0.3%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	228,036	976
	Sonae	750,131	743
*,^ Banco BPI SA		421,183	725
	Portucel SA	146,232	565
	Semapa-Sociedade de Investimento e Gestao	47,150	454
	Mota-Engil SGPS SA	150,370	442
	Altri SGPS SA	92,131	231
	REN - Redes Energeticas Nacionais SGPS SA	50,536	159
	Sonaecom - SGPS SA	78,082	156
			4,451
Russia (0.1%)
	Acron JSC	9,423	448
*	Inter Rao Ues OAO	339,552,000	275
	OGK-2 OAO	18,997,639	257
			980
Singapore (1.9%)
	Suntec REIT	1,685,510	2,309
	SATS Ltd.	658,878	1,623
	Mapletree Logistics Trust	1,509,278	1,426
*	Biosensors International Group Ltd.	1,030,004	1,128
	Mapletree Commercial Trust	1,011,000	1,091
	Fortune REIT	1,119,836	998
	Mapletree Industrial Trust	894,000	990
	CDL Hospitality Trusts	594,066	969
	Super Group Ltd.	292,404	815
	Ascott Residence Trust	645,882	723
^	Frasers Centrepoint Trust	421,210	660

	Raffles Medical Group Ltd.	257,000	628
	Ezion Holdings Ltd.	428,000	626
	Cambridge Industrial Trust	1,090,260	626
^	Keppel REIT	562,650	623
^	Hyflux Ltd.	526,286	572
	Parkway Life REIT	303,485	571
	CapitaRetail China Trust	401,000	568
*	LionGold Corp. Ltd.	600,691	515
	OSIM International Ltd.	350,000	509
*	Ezra Holdings Ltd.	525,902	505
	First Resources Ltd.	311,629	492
	Lippo Malls Indonesia Retail Trust	1,115,000	473
	Frasers Commercial Trust	436,200	471
	Cache Logistics Trust	448,241	456
	United Engineers Ltd.	162,000	444
	Ho Bee Investment Ltd.	282,635	436
	Ascendas India Trust	645,662	428
	GMG Global Ltd.	3,654,000	422
1	ARA Asset Management Ltd.	301,100	416
	Sabana Shari'ah Compliant Industrial REIT	435,000	413
	STX OSV Holdings Ltd.	402,000	409
	Goodpack Ltd.	262,495	387
	AIMS AMP Capital Industrial REIT	290,400	372
	Cityspring Infrastructure Trust	925,000	340
	Tat Hong Holdings Ltd.	244,000	304
	First REIT	351,000	303
	Midas Holdings Ltd.	666,847	294
	Perennial China Retail Trust	573,000	287
	CSE Global Ltd.	398,759	279
*	Ying Li International Real Estate Ltd.	717,000	278
*,^ Raffles Education Corp. Ltd.		947,839	276
	Starhill Global REIT	397,000	271
	UOB-Kay Hian Holdings Ltd.	194,000	269
	GuocoLeisure Ltd.	415,000	250
	Hi-P International Ltd.	437,000	247
*	Tiger Airways Holdings Ltd.	389,000	241
*	Gallant Venture Ltd.	837,000	200
^	Sound Global Ltd.	354,000	189
^	Swiber Holdings Ltd.	306,000	172
*	Synear Food Holdings Ltd.	1,042,000	157
*	Oceanus Group Ltd.	2,922,000	139
	China Fishery Group Ltd.	209,330	123
	China XLX Fertiliser Ltd.	264,000	82
	Keppel Telecommunications & Transportation Ltd.	73,000	79
	Hong Leong Asia Ltd.	45,000	62
	First Ship Lease Trust	329,000	37
*	Triyards holdings Ltd.	42,590	28
			29,001
South Africa (0.4%)
	Omnia Holdings Ltd.	49,464	795
	Emira Property Fund	467,996	754
	SA Corporate Real Estate Fund Nominees Pty Ltd.	1,538,436	643
	Vukile Property Fund Ltd.	288,403	549
*	Super Group Ltd.	227,636	458
*	Aquarius Platinum Ltd.	449,954	450
	Blue Label Telecoms Ltd.	430,549	420
	City Lodge Hotels Ltd.	29,311	360

Eqstra Holdings Ltd.	436,123	320
Astral Foods Ltd.	30,497	301
EOH Holdings Ltd.	65,113	300
Clover Industries Ltd.	132,036	269
Mpact Ltd.	105,063	232
Cipla Medpro South Africa Ltd.	222,171	226
Raubex Group Ltd.	107,778	223
DRDGOLD Ltd.	257,096	208
Group Five Ltd.	54,600	191
* Merafe Resources Ltd.	1,222,650	105
* Hulamin Ltd.	124,325	54
		6,858
South Korea (3.4%)
Hotel Shilla Co. Ltd.	29,771	1,255
LG International Corp.	30,001	1,240
Macquarie Korea Infrastructure Fund	184,295	1,125
Korean Reinsurance Co.	90,868	955
SK Chemicals Co. Ltd.	15,901	874
Hyundai Greenfood Co. Ltd.	54,695	826
Hyundai Home Shopping Network Corp.	6,514	825
Kolon Industries Inc.	14,481	820
LIG Insurance Co. Ltd.	34,850	817
^ Youngone Corp.	23,014	801
Seoul Semiconductor Co. Ltd.	31,513	783
Taekwang Industrial Co. Ltd.	859	764
Seah Besteel Corp.	25,903	705
Dong-A Pharmaceutical Co. Ltd.	6,277	680
* LG Life Sciences Ltd.	12,577	679
Meritz Fire & Marine Insurance Co. Ltd.	54,300	663
CJ O Shopping Co. Ltd.	2,295	624
^ LOTTE Himart Co. Ltd.	9,009	608
Binggrae Co. Ltd.	5,393	604
Young Poong Corp.	669	597
Hyundai Elevator Co. Ltd.	6,442	582
Poongsan Corp.	21,808	578
LG Fashion Corp.	22,014	574
SFA Engineering Corp.	13,071	574
* Hanmi Pharm Co. Ltd.	4,468	566
* GemVax & Kael Co. Ltd.	17,827	543
* LG Innotek Co. Ltd.	7,706	541
Hana Tour Service Inc.	8,261	534
* SK Broadband Co. Ltd.	112,824	507
Paradise Co. Ltd.	28,340	500
Daesang Corp.	19,520	495
CJ CGV Co. Ltd.	14,453	488
* Ssangyong Motor Co.	84,560	470
KIWOOM Securities Co. Ltd.	8,150	456
Lotte Samkang Co. Ltd.	721	452
* CJ E&M Corp.	14,370	450
Ottogi Corp.	2,031	443
* KT Skylife Co. Ltd.	14,950	442
LS Industrial Systems Co. Ltd.	7,037	436
Youngone Holdings Co. Ltd.	6,976	430
* SM Entertainment Co.	11,365	421
Fila Korea Ltd.	7,214	417
Daewoong Pharmaceutical Co. Ltd.	9,192	415
Green Cross Corp.	3,192	412

	Partron Co. Ltd.	20,816	404
*	Asiana Airlines Inc.	72,562	402
*,^ Medipost Co. Ltd.		5,226	395
	Grand Korea Leisure Co. Ltd.	13,910	393
	Namyang Dairy Products Co. Ltd.	436	385
	GS Home Shopping Inc.	2,402	376
	Daou Technology Inc.	24,310	374
	KEPCO Plant Service & Engineering Co. Ltd.	7,251	365
	Chong Kun Dang Pharm Corp.	9,290	362
	TONGYANG Securities Inc.	97,190	361
	Huchems Fine Chemical Corp.	15,338	359
	Nexen Tire Corp.	30,570	355
*	Seegene Inc.	6,080	352
	Samchully Co. Ltd.	3,274	349
	Hansol Paper Co.	35,760	338
	Sungwoo Hitech Co. Ltd.	29,685	333
	Tongyang Life Insurance	30,420	331
	Sung Kwang Bend Co. Ltd.	15,656	329
	Daeduck Electronics Co.	36,100	327
*,^ Chabio & Diostech Co. Ltd.		36,527	325
	Green Cross Holdings Corp.	24,290	316
	E1 Corp.	5,167	315
	Dongsuh Co. Inc.	17,866	307
	Samyang Holdings Corp.	4,763	297
	Daeduck GDS Co. Ltd.	18,520	293
*	Taihan Electric Wire Co. Ltd.	78,662	291
*	Woongjin Chemical Co. Ltd.	322,800	290
	Ilyang Pharmaceutical Co. Ltd.	10,358	274
	Lock & Lock Co. Ltd.	10,789	268
	Kwang Dong Pharmaceutical Co. Ltd.	40,400	259
*	TK Corp.	12,870	257
*	Doosan Engineering & Construction Co. Ltd.	83,313	257
*	Neowiz Games Corp.	13,715	255
	Capro Corp.	24,640	248
	Taeyoung Engineering & Construction Co. Ltd.	47,440	242
	Bukwang Pharmaceutical Co. Ltd.	18,760	241
*	Osstem Implant Co. Ltd.	7,531	239
*	Ssangyong Cement Industrial Co. Ltd.	37,520	237
*,^ Hansol Technics Co. Ltd.		17,209	235
	Sindoh Co. Ltd.	4,070	234
	Hanil Cement Co. Ltd.	5,141	233
	Maeil Dairy Industry Co. Ltd.	7,391	231
	MegaStudy Co. Ltd.	3,234	228
*	Gamevil Inc.	2,753	227
	Kolon Global Corp.	57,640	217
	POSCO Chemtech Co. Ltd.	1,825	217
*	DuzonBIzon Co. Ltd.	20,360	212
	Jeonbuk Bank	49,128	210
*	Foosung Co. Ltd.	47,710	209
	S&T Dynamics Co. Ltd.	18,893	205
*	Interpark Corp.	32,025	205
*,^ CNK International Co. Ltd.		35,374	204
	Korea Electric Terminal Co. Ltd.	7,850	200
	Posco ICT Co. Ltd.	29,861	200
	SK Gas Co. Ltd.	2,653	195
	OCI Materials Co. Ltd.	5,853	194
	Soulbrain Co. Ltd.	5,430	193

*	RNL BIO Co. Ltd.	75,650	191
*	3S Korea Co. Ltd.	26,041	190
	Meritz Securities Co. Ltd.	155,220	190
	Handsome Co. Ltd.	7,888	184
	Daekyo Co. Ltd.	29,480	183
*	Wonik IPS Co. Ltd.	41,340	180
	S&T Motiv Co. Ltd.	8,240	176
	Kumho Electric Co. Ltd.	5,290	174
*	Komipharm International Co. Ltd.	26,575	174
	Dongyang Mechatronics Corp.	17,040	172
*	Hanwha General Insurance Co. Ltd.	30,870	170
*	Meritz Finance Group Inc.	40,744	168
	NEPES Corp.	11,764	167
*	Dongbu HiTek Co. Ltd.	27,650	166
	Hanwha Investment & Securities Co. Ltd.	41,895	161
	SK Securities Co. Ltd.	160,880	160
	Hanssem Co. Ltd.	8,700	155
	INTOPS Co. Ltd.	6,332	155
	Humax Co. Ltd.	13,919	150
	Silicon Works Co. Ltd.	8,072	150
	Hanjin Transportation Co. Ltd.	7,554	149
*,^ Pharmicell Co. Ltd.		33,200	149
*	Hanmi Science Co. ltd	21,110	148
	Melfas Inc.	8,456	146
	SL Corp.	12,420	143
	NH Investment & Securities Co. Ltd.	30,199	142
*	Jusung Engineering Co. Ltd.	27,644	142
*	Doosan Engine Co. Ltd.	18,630	138
	Hitejinro Holdings Co. Ltd.	9,000	134
^	STS Semiconductor & Telecommunications	25,428	131
	STX Engine Co. Ltd.	16,747	123
	Ahnlab Inc.	2,528	123
	Woongjin Thinkbig Co. Ltd.	16,870	122
	EG Corp.	3,452	121
	Dae Han Flour Mills Co. Ltd.	990	121
	KISCO Holdings Co. Ltd.	3,660	116
	Namhae Chemical Corp.	16,640	115
	KISCO Corp.	4,626	115
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	20,077	115
*	Hanjin Shipping Holdings Co. Ltd.	22,010	114
*	Unison Co. Ltd.	21,034	108
*	CUROCOM Co. Ltd.	46,740	108
*	Insun ENT Co. Ltd.	45,650	104
*	KTB Investment & Securities Co. Ltd.	40,420	100
	Agabang&Company	12,729	99
	Sam Young Electronics Co. Ltd.	12,810	99
	Youlchon Chemical Co. Ltd.	12,100	92
*	Shinsung Solar Energy Co. Ltd.	62,650	91
*	Taewoong Co. Ltd.	5,121	91
*	Dongbu Steel Co. Ltd.	25,318	86
	Kyeryong Construction Industrial Co. Ltd.	9,250	81
*	Sewon Cellontech Co. Ltd.	23,930	78
*	Eugene Investment & Securities Co. Ltd.	31,930	76
	Dongbu Securities Co. Ltd.	21,320	76
*	Tongyang Inc.	40,100	68
*	China Ocean Resources Co. Ltd.	27,290	68
*	Dongbu Corp.	16,330	65

*	ICD Co. Ltd.	6,147	64
*	SK Communications Co. Ltd.	9,340	64
*	Hyunjin Materials Co. Ltd.	9,651	60
*	Samyang Corp.	1,170	60
	Kolon Corp.	3,490	56
	Kyobo Securities Co.	12,060	55
	Keangnam Enterprises Ltd.	8,570	51
*	Korea Line Corp.	7,680	49
*	Woongjin Energy Co. Ltd.	18,200	42
	GIIR Inc.	3,150	19
*,^ Korea Digital Communications Corp.		8,531	16
*	SSCP Co. Ltd.	20,873	2
			52,172
Spain (1.2%)
	Ebro Foods SA	96,173	1,950
	Viscofan SA	34,675	1,813
	Bolsas y Mercados Espanoles SA	64,341	1,802
	Obrascon Huarte Lain SA	54,202	1,647
	Prosegur Cia de Seguridad SA	230,921	1,445
	Construcciones y Auxiliar de Ferrocarriles SA	2,592	1,298
	Tecnicas Reunidas SA	21,004	1,068
	Grupo Catalana Occidente SA	48,604	1,046
*	NH Hoteles SA	191,693	754
	Faes Farma SA	169,047	526
	Melia Hotels International SA	62,195	508
	Ence Energia y Celulosa S.A	165,083	494
	Gamesa Corp. Tecnologica SA	191,764	453
*	Almirall SA	31,913	395
	Antena 3 de Television SA	65,307	385
*	Abengoa SA - B Shares	140,000	375
*	Tubacex SA	108,808	371
*	Sacyr Vallehermoso SA	147,059	338
*	Zeltia SA	178,532	329
	Duro Felguera SA	40,027	291
	Tubos Reunidos SA	96,966	246
	Pescanova SA	9,874	222
^	Abengoa SA	43,869	132
	Papeles y Cartones de Europa SA	36,119	125
	Laboratorios Farmaceuticos Rovi SA	15,844	125
*	Deoleo SA	308,206	124
*	Realia Business SA	92,502	118
*,^ Promotora de Informaciones SA		250,479	93
*	Cementos Portland Valderrivas SA	8,525	45
*	Codere SA	5,989	32
			18,550
Sweden (2.1%)
	Trelleborg AB Class B	186,153	2,389
	Meda AB Class A	172,528	2,015
	Castellum AB	130,821	1,929
	NCC AB Class B	61,580	1,436
	Hufvudstaden AB Class A	109,955	1,422
	Fabege AB	128,507	1,404
	BillerudKorsnas AB	112,915	1,202
	Wallenstam AB	91,809	1,144
	Hoganas AB Class B	27,516	1,139
^	Axis Communications AB	43,350	1,075

^	JM AB	51,643	1,062
	Wihlborgs Fastigheter AB	61,077	978
	Lundbergforetagen AB Class B	24,637	964
	AarhusKarlshamn AB	22,095	940
	Peab AB	163,002	850
	Nibe Industrier AB Class B	53,334	840
*	Betsson AB	24,089	808
	Axfood AB	18,928	783
	Loomis AB Class B	45,639	759
	Kungsleden AB	122,135	755
	Hakon Invest AB	36,625	751
	AF AB	30,151	730
	Saab AB Class B	32,969	713
	Avanza Bank Holding AB	22,526	549
	Lindab International AB	69,826	499
	Klovern AB	100,541	433
	Intrum Justitia AB	26,556	430
*	Investment AB Oresund	20,619	360
	Mekonomen AB	9,379	334
*	Rezidor Hotel Group AB	75,403	331
*	Nobia AB	52,756	320
	Clas Ohlson AB	20,243	302
	SkiStar AB	22,317	291
*,^ Active Biotech AB		38,033	288
	Bure Equity AB	64,420	239
*	SAS AB	110,228	235
*	CDON Group AB	37,713	211
	Haldex AB	33,534	200
	Concentric AB	22,216	200
	Gunnebo AB	38,927	167
	Nordnet AB	46,846	151
*,^ Eniro AB		64,527	147
*	KappAhl AB	129,906	97
			31,872
Switzerland (2.6%)
*	Dufry AG	20,560	2,805
	OC Oerlikon Corp. AG	198,176	2,433
	Galenica AG	3,690	2,199
	Helvetia Holding AG	4,861	1,980
	Bucher Industries AG	7,892	1,655
	Panalpina Welttransport Holding AG	13,707	1,381
	Georg Fischer AG	3,070	1,311
	Forbo Holding AG	1,924	1,292
	Valiant Holding	12,008	1,193
	Kaba Holding AG Class B	2,779	1,172
	Swisscanto CH Real Estate Fund Ifca	7,710	1,065
	Mobimo Holding AG	4,518	1,057
	Burckhardt Compression Holding AG	2,913	1,027
*	BB Biotech AG	9,668	1,024
	Flughafen Zuerich AG	2,280	1,015
	Allreal Holding AG	5,581	846
	Schroder ImmoPLUS	703	837
	Vontobel Holding AG	25,674	827
^	Logitech International SA	120,377	809
	Tecan Group AG	8,117	770
*,^ Temenos Group AG		37,394	765
	Belimo Holding AG	374	745

	St. Galler Kantonalbank AG	1,733	737
	Rieter Holding AG	3,677	718
	Kuoni Reisen Holding AG	2,080	632
	Huber & Suhner AG	12,237	622
	Valora Holding AG	2,625	575
	Schweiter Technologies AG	874	530
^	Basler Kantonalbank	4,650	504
	Gategroup Holding AG	17,911	449
	Vetropack Holding AG	214	435
	EFG International AG	35,981	423
	Daetwyler Holding AG	4,017	414
	Kudelski SA	33,789	389
*	AFG Arbonia-Forster Holding AG	13,408	364
	Emmi AG	1,245	342
	Zehnder Group AG	6,838	323
	Ascom Holding AG	27,953	314
*	Zueblin Immobilien Holding AG	101,321	310
*,^ Meyer Burger Technology AG		32,354	301
	Swissquote Group Holding SA	8,231	287
*	Bobst Group AG	8,236	256
	Liechtensteinische Landesbank AG	7,448	256
	Siegfried Holding AG	1,995	252
*	Autoneum Holding AG	4,137	248
	Phoenix Mecano AG	496	240
	Verwaltungs- und Privat-Bank AG	3,040	230
	Acino Holding AG	2,216	230
*	Basilea Pharmaceutica	4,026	223
	Schmolz & Bickenbach AG	77,596	219
	Ypsomed Holding AG	3,284	205
	Gurit Holding AG	332	151
*	Orascom Development Holding AG	7,199	92
*	Von Roll Holding AG	33,544	75
	Cie Financiere Tradition SA	1,060	61
	Bachem Holding AG	1,133	47
*	Petroplus Holdings AG	36,495	1
			39,663
Taiwan (5.9%)
*	China Life Insurance Co. Ltd.	1,714,548	1,697
	WPG Holdings Ltd.	1,258,889	1,696
	Hiwin Technologies Corp.	180,447	1,450
	Radiant Opto-Electronics Corp.	346,464	1,345
	Ruentex Development Co. Ltd.	544,889	1,201
	Ruentex Industries Ltd.	467,629	1,189
	TSRC Corp.	581,711	1,181
	Simplo Technology Co. Ltd.	234,053	1,092
	China Petrochemical Development Corp.	1,727,077	1,063
	CTCI Corp.	542,667	1,040
	Far Eastern Department Stores Co. Ltd.	1,039,743	1,032
	Highwealth Construction Corp.	453,816	943
	Chipbond Technology Corp.	452,852	932
	Powertech Technology Inc.	594,662	896
	Phison Electronics Corp.	130,962	885
	Tripod Technology Corp.	411,327	830
	Nan Kang Rubber Tire Co. Ltd.	686,107	805
	Merida Industry Co. Ltd.	164,822	753
	Clevo Co.	516,944	719
*	King's Town Bank	778,193	678

Airtac International Group	114,000	667
LCY Chemical Corp.	501,255	665
Taichung Commercial Bank	1,831,980	661
Richtek Technology Corp.	108,155	651
Jih Sun Financial Holdings Co. Ltd.	2,094,151	641
Standard Foods Corp.	225,666	631
* Wintek Corp.	1,310,962	628
Yungtay Engineering Co. Ltd.	311,993	610
St. Shine Optical Co. Ltd.	38,419	595
China Steel Chemical Corp.	119,853	593
Eclat Textile Co. Ltd.	138,062	585
Kenda Rubber Industrial Co. Ltd.	419,805	563
King Yuan Electronics Co. Ltd.	946,963	562
Kerry TJ Logistics Co. Ltd.	354,092	560
Elan Microelectronics Corp.	301,350	559
Tung Ho Steel Enterprise Corp.	552,150	558
Hey Song Corp.	408,000	531
Sino-American Silicon Products Inc.	391,945	527
Wei Chuan Foods Corp.	375,835	523
Huaku Development Co. Ltd.	211,499	522
Kinsus Interconnect Technology Corp.	164,282	516
* Long Bon International Co. Ltd.	438,000	513
ScinoPharm Taiwan Ltd.	207,620	493
* Ta Chong Bank Ltd.	1,420,270	491
FLEXium Interconnect Inc.	144,242	489
USI Corp.	616,518	487
* Sanyang Industry Co. Ltd.	680,037	487
G Tech Optoelectronics Corp.	208,000	485
Huang Hsiang Construction Co.	188,051	484
Senao International Co. Ltd.	150,000	483
Taiwan Hon Chuan Enterprise Co. Ltd.	193,258	482
Chroma ATE Inc.	224,040	480
Prince Housing & Development Corp.	684,368	478
Lung Yen Life Service Corp.	158,000	474
E Ink Holdings Inc.	637,708	470
China Synthetic Rubber Corp.	430,562	468
Formosa International Hotels Corp.	37,882	464
AmTRAN Technology Co. Ltd.	629,692	452
Farglory Land Development Co. Ltd.	243,067	448
Dynapack International Technology Corp.	117,299	447
Chong Hong Construction Co.	130,160	433
TTY Biopharm Co. Ltd.	117,022	429
Tainan Spinning Co. Ltd.	887,763	426
Makalot Industrial Co. Ltd.	129,000	422
Goldsun Development & Construction Co. Ltd.	1,075,591	418
Shinkong Synthetic Fibers Corp.	1,288,416	416
Radium Life Tech Co. Ltd.	431,085	411
Great Wall Enterprise Co. Ltd.	447,839	410
TXC Corp.	251,877	407
Tong Yang Industry Co. Ltd.	454,556	406
* China Manmade Fibers Corp.	1,113,778	406
Masterlink Securities Corp.	1,222,176	400
Lien Hwa Industrial Corp.	597,356	397
Everlight Electronics Co. Ltd.	280,725	394
Gigabyte Technology Co. Ltd.	446,271	384
MIN AIK Technology Co. Ltd.	122,987	382
Shihlin Electric & Engineering Corp.	310,239	375

Compeq Manufacturing Co.	950,471	366
Mercuries & Associates Ltd.	388,894	363
Genius Electronic Optical Co. Ltd.	53,000	361
Solar Applied Materials Technology Co.	287,201	356
Taiwan Sogo Shin Kong SEC	295,000	353
Mitac International Corp.	940,000	352
Grand Pacific Petrochemical	672,928	348
Chin-Poon Industrial Co.	324,072	342
King Slide Works Co. Ltd.	50,675	332
* Shining Building Business Co. Ltd.	414,917	328
UPC Technology Corp.	583,797	327
Cheng Loong Corp.	785,920	325
WT Microelectronics Co. Ltd.	253,601	323
Tong Hsing Electronic Industries Ltd.	82,056	316
King's Town Construction Co. Ltd.	305,712	315
D-Link Corp.	505,000	315
Taiwan PCB Techvest Co. Ltd.	220,285	312
* Shihlin Paper Corp.	187,428	304
* CMC Magnetics Corp.	1,900,000	298
Test Research Inc.	163,558	297
Depo Auto Parts Ind Co. Ltd.	125,313	295
Wistron NeWeb Corp.	159,973	295
Test-Rite International Co. Ltd.	390,725	293
Career Technology MFG. Co. Ltd.	225,126	287
Microbio Co. Ltd.	238,704	286
Ambassador Hotel	276,519	285
China Bills Finance Corp.	743,800	285
BES Engineering Corp.	1,034,468	284
Gemtek Technology Corp.	208,115	278
* Gintech Energy Corp.	283,800	278
* Pan-International Industrial	295,533	276
Shinkong Textile Co. Ltd.	210,338	276
Yieh Phui Enterprise Co. Ltd.	852,406	274
Kindom Construction Co.	329,000	270
Formosan Rubber Group Inc.	371,888	269
Universal Cement Corp.	463,000	267
Sinyi Realty Co.	172,552	265
Gloria Material Technology Corp.	322,366	263
* Taiwan Life Insurance Co. Ltd.	334,348	261
Taiwan Surface Mounting Technology Co. Ltd.	174,160	259
Faraday Technology Corp.	206,000	258
YungShin Global Holding Corp.	184,617	257
* Ho Tung Chemical Corp.	542,002	254
* Motech Industries Inc.	223,311	251
Hung Sheng Construction Co. Ltd.	387,100	251
CSBC Corp. Taiwan	405,808	248
* Chung Hung Steel Corp.	721,047	248
Elite Material Co. Ltd.	246,519	247
Wah Lee Industrial Corp.	181,883	247
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	245
Visual Photonics Epitaxy Co. Ltd.	208,941	244
Shin Zu Shing Co. Ltd.	80,000	243
Kuoyang Construction Co. Ltd.	434,000	243
Global Unichip Corp.	74,649	243
* Qisda Corp.	988,000	242
Continental Holdings Corp.	620,000	239
ITEQ Corp.	224,261	239

KEE TAI Properties Co. Ltd.	320,740	238
Great China Metal Industry	204,000	235
Lealea Enterprise Co. Ltd.	619,586	234
Micro-Star International Co. Ltd.	504,000	233
* HannStar Display Corp.	2,024,000	230
ALI Corp.	206,358	229
* Neo Solar Power Corp.	300,000	229
Greatek Electronics Inc.	290,000	227
* Li Peng Enterprise Co. Ltd.	631,606	226
TA Chen Stainless Pipe	443,482	226
* Via Technologies Inc.	280,481	225
China Metal Products	226,716	224
Pixart Imaging Inc.	92,920	223
Asia Polymer Corp.	244,500	222
Kinpo Electronics	966,196	217
* Ritek Corp.	1,774,000	215
Kinik Co.	134,000	214
ICP Electronics Inc.	157,578	214
National Petroleum Co. Ltd.	211,000	213
Evergreen International Storage & Transport Corp.	321,502	213
PChome Online Inc.	42,527	209
Ability Enterprise Co. Ltd.	222,257	209
Taiwan TEA Corp.	377,293	208
* HannsTouch Solution Inc.	616,392	207
Rechi Precision Co. Ltd.	230,680	203
Ardentec Corp.	306,444	203
Lotes Co. Ltd.	69,000	202
* HUA ENG Wire & Cable	539,000	202
Accton Technology Corp.	371,467	201
CyberTAN Technology Inc.	235,571	198
A-DATA Technology Co. Ltd.	163,000	198
AcBel Polytech Inc.	257,000	197
Topco Scientific Co. Ltd.	118,107	196
Federal Corp.	267,760	195
* Unity Opto Technology Co. Ltd.	209,000	194
Chung Hsin Electric & Machinery Manufacturing Corp.	358,000	194
* Asia Optical Co. Inc.	188,000	194
Global Mixed Mode Technology Inc.	57,199	193
* Formosa Epitaxy Inc.	260,000	189
Firich Enterprises Co. Ltd.	132,870	188
* China General Plastics Corp.	353,000	187
San Shing Fastech Corp.	127,000	184
YC INOX Co. Ltd.	306,159	181
Tsann Kuen Enterprise Co. Ltd.	91,295	180
Holy Stone Enterprise Co. Ltd.	206,672	179
Everlight Chemical Industrial Corp.	254,955	179
Cyberlink Corp.	57,619	178
Lite-On Semiconductor Corp.	351,000	178
United Integrated Services Co. Ltd.	212,000	178
Nien Hsing Textile Co. Ltd.	250,220	176
Sincere Navigation Corp.	194,000	176
Getac Technology Corp.	340,000	176
First Hotel	264,378	176
AV Tech Corp.	57,053	175
Phihong Technology Co. Ltd.	197,618	174
First Steamship Co. Ltd.	216,588	174
Taiwan Acceptance Corp.	71,000	172

Sampo Corp.	491,311	169
* Taiwan Land Development Corp.	440,542	169
GeoVision Inc.	40,314	168
OptoTech Corp.	400,000	163
Syncmold Enterprise Corp.	92,000	163
Alpha Networks Inc.	245,919	163
Systex Corp.	132,000	161
Sonix Technology Co. Ltd.	112,000	160
Gigastorage Corp.	228,800	159
Taiwan Paiho Ltd.	274,183	158
Ta Ya Electric Wire & Cable	650,440	156
Jentech Precision Industrial Co. Ltd.	71,698	155
China Electric Manufacturing Corp.	252,000	154
* Concord Securities Corp.	620,324	151
Hung Poo Real Estate Development Corp.	147,195	151
Infortrend Technology Inc.	243,885	151
L&K Engineering Co. Ltd.	159,000	150
* Silicon Integrated Systems Corp.	420,592	149
Globe Union Industrial Corp.	289,000	148
Namchow Chemical Industrial Ltd.	155,000	148
Young Optics Inc.	58,000	147
* Long Chen Paper Co. Ltd.	537,245	147
Taiwan Fire & Marine Insurance Co.	198,840	147
Altek Corp.	262,786	145
China Chemical & Pharmaceutical Co. Ltd.	213,000	145
Young Fast Optoelectronics Co. Ltd.	77,000	144
* Green Energy Technology Inc.	161,746	142
San Fang Chemical Industry Co. Ltd.	175,615	141
Great Taipei Gas Co. Ltd.	198,000	140
Shih Wei Navigation Co. Ltd.	181,335	140
Soft-World International Corp.	70,520	137
* WUS Printed Circuit Co. Ltd.	320,000	137
* Pihsiang Machinery Manufacturing Co. Ltd.	118,000	136
Chun Yuan Steel	344,676	135
Silitech Technology Corp.	71,702	135
Taiwan Semiconductor Co. Ltd.	304,000	135
Unizyx Holding Corp.	260,000	134
Hsin Kuang Steel Co. Ltd.	177,569	133
Elite Semiconductor Memory Technology Inc.	174,000	132
Lingsen Precision Industries Ltd.	252,000	131
* Chung Hwa Pulp Corp.	373,890	131
Taiwan Mask Corp.	377,650	130
* Microelectronics Technology Inc.	288,000	130
Taiflex Scientific Co. Ltd.	103,034	129
Advanced International Multitech Co. Ltd.	90,000	128
Forhouse Corp.	246,000	125
Zinwell Corp.	146,099	122
Wafer Works Corp.	225,570	122
* Genesis Photonics Inc.	155,283	122
Chia Hsin Cement Corp.	257,352	121
Tong-Tai Machine & Tool Co. Ltd.	152,469	121
Quanta Storage Inc.	190,000	120
* Bank of Kaohsiung	374,470	119
* Solartech Energy Corp.	166,000	118
LES Enphants Co. Ltd.	145,059	118
Sanyo Electric Taiwan Co. Ltd.	112,000	117
Elitegroup Computer Systems Co. Ltd.	376,000	117

* Gold Circuit Electronics Ltd.	586,280	117
Aten International Co. Ltd.	79,260	117
Dynamic Electronics Co. Ltd.	366,468	116
Merry Electronics Co. Ltd.	85,050	116
Asia Vital Components Co. Ltd.	207,337	116
Entire Technology Co. Ltd.	85,000	115
Johnson Health Tech Co. Ltd.	44,295	115
Darfon Electronics Corp.	181,000	115
International Games System Co. Ltd.	32,213	112
* Jess-Link Products Co. Ltd.	131,800	112
Sitronix Technology Corp.	79,282	112
* Pan Jit International Inc.	293,000	112
Holtek Semiconductor Inc.	107,279	112
* Nanya Technology Corp.	1,195,000	111
* Walsin Technology Corp.	463,408	109
* Weltrend Semiconductor	208,000	109
Unitech Printed Circuit Board Corp.	322,738	109
Parade Technologies Ltd.	12,000	109
Champion Building Materials Co. Ltd.	292,000	108
Newmax Technology Co. Ltd.	54,000	108
Taiyen Biotech Co. Ltd.	150,000	106
* Wellypower Optronics Corp.	249,000	106
* Powercom Co. Ltd.	213,450	105
FSP Technology Inc.	114,254	102
ENG Electric Co. Ltd.	88,799	101
Global Brands Manufacture Ltd.	295,045	100
Taiwan Cogeneration Corp.	150,903	100
TYC Brother Industrial Co. Ltd.	272,710	99
Avermedia Technologies	192,290	96
Chinese Maritime Transport Ltd.	69,000	90
* Sunplus Technology Co. Ltd.	301,000	89
* Etron Technology Inc.	302,947	89
* Mosel Vitelic Inc.	358,860	86
* AGV Products Corp.	250,000	86
* E-Ton Solar Tech Co. Ltd.	181,000	86
* Taiwan Styrene Monomer	389,000	84
* ITE Technology Inc.	102,000	82
Microlife Corp.	38,500	81
* Tyntek Corp.	290,003	77
Sunrex Technology Corp.	184,000	75
Basso Industry Corp.	113,000	72
* KYE Systems Corp.	234,000	71
Sheng Yu Steel Co. Ltd.	111,000	70
* Eastern Media International Corp.	473,000	67
Chinese Gamer International Corp.	32,000	67
* Chunghwa Picture Tubes Ltd.	2,241,000	65
Taiwan Navigation Co. Ltd.	80,178	65
O-TA Precision Industry Co. Ltd.	106,000	65
* Giantplus Technology Co. Ltd.	221,000	63
ACES Electronic Co. Ltd.	49,000	55
Harvatek Corp.	123,030	54
* J Touch Corp.	50,999	41
Hsing TA Cement Co.	113,000	40
Bright Led Electronics Corp.	51,000	27
* Powerchip Technology Corp.	200	—
		90,565

Thailand (1.0%)
* True Corp. PCL	4,222,000	935
* Robinson Department Store PCL	386,800	907
* Berli Jucker PCL	336,000	845
Minor International PCL (Foreign)	906,043	760
CPN Retail Growth Leasehold Property Fund	879,635	578
LPN Development PCL	784,900	572
Bumrungrad Hospital PCL (Foreign)	217,313	566
Pruksa Real Estate PCL	560,500	564
Home Product Center PCL - FOR	1,221,856	543
BTS Group Holdings PCL - F	1,974,888	528
Thanachart Capital PCL - FOR	368,600	479
Bangkok Expressway PCL (Foreign)	278,700	386
Bangkok Life Assurance PCL	164,100	384
* Tisco Financial Group PCL	213,546	371
* Thoresen Thai Agencies PCL	603,609	358
* Hemaraj Land and Development PCL	2,862,400	350
Sino Thai Engineering & Construction PCL	352,800	331
Hana Microelectronics PCL (Foreign)	401,710	315
Quality Houses PCL	2,905,933	302
* Sri Trang Agro-Industry PCL	448,200	280
* Minor International PCL	368,800	274
Tisco Financial Group PCL (Foreign)	139,500	246
* Kiatnakin Bank PCL	146,600	245
* Thaicom PCL	310,800	243
* Thai Vegetable Oil PCL	246,400	213
Esso Thailand PCL	565,900	213
* Bangkokland PCL	3,596,000	205
* Amata Corp. PCL	296,200	203
* Sahaviriya Steel Industries PCL	9,411,500	199
Major Cineplex Group PCL	290,000	195
* Supalai PCL	285,300	184
* Italian-Thai Development PCL	869,800	175
Kiatnakin Bank PCL - FOR	104,000	173
Hana Microelectronics PCL	218,700	172
Samart Corp. PCL	341,500	156
* Asian Property Development PCL	471,200	149
Khon Kaen Sugar Industry PCL (Foreign)	291,200	141
Precious Shipping PCL	269,200	125
TPI Polene PCL	241,700	120
* Thanachart Capital PCL	90,500	118
* Dynasty Ceramic PCL	64,800	113
Maybank Kim Eng Securities Thailand PCL	197,500	111
CalComp Electronics Thailand PCL (Foreign)	863,700	103
Home Product Center PCL	215,000	99
Asian Property Development PCL (Foreign)	311,760	99
Bangkok Life Assurance PCL NV	40,000	94
* G J Steel PCL	27,117,250	91
* Thai Stanley Electric PCL	10,200	82
* Bumrungrad Hospital PCL	30,000	78
BTS Group Holdings PCL	296,100	77
* Khon Kaen Sugar Industry PCL	140,000	68
* Tata Steel Thailand PCL	1,725,500	66
* CalComp Electronics Thailand PCL	534,900	64
Hemaraj Land and Development PCL - NVDR	500,800	61
Saha-Union PCL	40,000	56
Supalai PCL - NVDR	87,100	56

* Regional Container Lines PCL	204,800	52
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	3
		15,476
Turkey (0.9%)
TAV Havalimanlari Holding AS	163,539	1,018
* Asya Katilim Bankasi AS	660,115	837
Ulker Biskuvi Sanayi AS	140,421	799
Konya Cimento Sanayii AS	3,980	772
* Koza Anadolu Metal Madencilik Isletmeleri AS	265,028	759
Petkim Petrokimya Holding AS	405,445	707
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	632,854	569
Turkiye Sinai Kalkinma Bankasi AS	409,939	530
Yapi Kredi Sigorta AS	46,408	498
Tekfen Holding AS	102,370	419
Turk Traktor ve Ziraat Makineleri AS	14,395	405
Dogus Otomotiv Servis ve Ticaret AS	76,804	392
Aygaz AS	64,508	364
* Trakya Cam Sanayi AS	245,009	361
* Ihlas Holding AS	520,474	352
Yazicilar Holding AS Class A	34,613	343
* Sekerbank TAS	303,343	326
Aselsan Elektronik Sanayi Ve Ticaret AS	65,849	305
* Dogan Yayin Holding AS	527,028	264
* Migros Ticaret AS	22,804	264
Akcansa Cimento AS	37,820	256
* Albaraka Turk Katilim Bankasi AS	229,944	249
* Anadolu Cam Sanayii AS	141,843	233
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,078	226
* Akfen Holding AS	37,275	216
* Akenerji Elektrik Uretim AS	223,987	215
Cimsa Cimento Sanayi VE Tica	35,581	208
Aksigorta AS	163,747	206
* Zorlu Enerji Elektrik Uretim AS	215,941	171
Torunlar Gayrimenkul Yatirim Ortakligi AS	96,069	170
Turcas Petrol AS	74,081	158
Is Gayrimenkul Yatirim Ortakligi AS	158,035	144
Alarko Holding AS	44,146	137
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107,261	123
* Hurriyet Gazetecilik AS	189,447	101
Aksa Akrilik Kimya Sanayii	33,380	97
* Vestel Elektronik Sanayi ve Ticaret AS	72,776	77
		13,271
United Kingdom (15.3%)
Aberdeen Asset Management plc	888,489	5,671
Babcock International Group plc	273,425	4,502
Croda International plc	101,873	3,915
Melrose Industries plc	966,226	3,578
Travis Perkins plc	184,172	3,530
Informa plc	450,407	3,420
easyJet plc	224,577	3,314
Mondi plc	276,839	3,280
Spectris plc	88,648	3,105
Persimmon plc	229,808	3,072
Pennon Group plc	275,732	2,957
* Berkeley Group Holdings plc	99,836	2,895
Derwent London plc	82,369	2,817

Rotork plc	65,968	2,770
Taylor Wimpey plc	2,428,824	2,740
Ashtead Group plc	374,112	2,692
Inchcape plc	346,834	2,603
* Barratt Developments plc	728,418	2,513
DS Smith plc	685,270	2,407
Provident Financial plc	102,589	2,347
* Premier Oil plc	393,257	2,329
Catlin Group Ltd.	278,419	2,310
Amlin plc	374,242	2,276
Capital & Counties Properties plc	591,068	2,267
Rightmove plc	83,647	2,222
Hiscox Ltd.	293,781	2,208
Henderson Group plc	889,579	2,185
UBM plc	181,241	2,159
Balfour Beatty plc	512,378	2,154
Halma plc	294,024	2,148
Booker Group plc	1,283,287	2,139
Stagecoach Group plc	433,322	2,105
Spirax-Sarco Engineering plc	58,427	2,085
Telecity Group plc	149,306	2,006
Great Portland Estates plc	254,567	1,962
IG Group Holdings plc	274,023	1,939
TalkTalk Telecom Group plc	508,069	1,905
* Afren plc	830,499	1,892
Close Brothers Group plc	110,704	1,740
Aveva Group plc	50,170	1,719
Greene King plc	161,376	1,706
Bellway plc	95,338	1,677
AZ Electronic Materials SA	283,053	1,677
Intermediate Capital Group plc	298,399	1,673
Shaftesbury plc	186,252	1,631
Lancashire Holdings Ltd.	124,469	1,619
Carillion plc	332,662	1,609
* Imagination Technologies Group plc	195,166	1,578
Jardine Lloyd Thompson Group plc	124,295	1,548
QinetiQ Group plc	516,239	1,539
Debenhams plc	951,922	1,528
Victrex plc	61,919	1,504
Michael Page International plc	230,917	1,491
Hunting plc	110,703	1,488
PZ Cussons plc	239,589	1,477
Howden Joinery Group plc	471,649	1,402
Filtrona plc	152,959	1,396
Hikma Pharmaceuticals plc	108,757	1,391
Jupiter Fund Management plc	263,845	1,359
Ultra Electronics Holdings plc	51,243	1,336
National Express Group plc	400,679	1,319
Spirent Communications plc	517,626	1,317
Berendsen plc	134,125	1,298
International Personal Finance plc	201,195	1,288
Britvic plc	180,784	1,287
* BTG plc	243,346	1,279
Electrocomponents plc	323,713	1,266
* Mitchells & Butlers plc	236,748	1,249
BBA Aviation plc	347,751	1,223
Beazley plc	418,779	1,218

Mitie Group plc	272,489	1,218
Cable & Wireless Communications plc	1,862,893	1,206
* EnQuest plc	584,664	1,198
* Dixons Retail plc	2,728,716	1,190
* Soco International plc	195,738	1,187
Vesuvius plc	206,643	1,186
Home Retail Group plc	621,397	1,182
SIG plc	557,713	1,168
Elementis plc	336,437	1,126
Firstgroup plc	366,097	1,125
Domino Printing Sciences plc	107,535	1,123
Bodycote plc	150,933	1,105
Regus plc	587,435	1,102
WS Atkins plc	82,919	1,090
St. James's Place plc	148,106	1,085
Bwin.Party Digital Entertainment plc	609,959	1,077
De La Rue plc	75,123	1,073
* Alent plc	200,067	1,062
Oxford Instruments plc	40,762	1,061
WH Smith plc	100,393	1,060
Millennium & Copthorne Hotels plc	122,537	1,055
* Sports Direct International plc	166,012	1,040
Micro Focus International plc	107,461	1,039
Genus plc	45,824	1,032
Hochschild Mining plc	153,515	1,029
Domino's Pizza Group plc	123,043	1,004
Phoenix Group Holdings	98,181	999
Restaurant Group plc	166,722	995
* Thomas Cook Group plc	925,890	990
Paragon Group of Cos. plc	220,182	981
Premier Farnell plc	288,943	970
Bovis Homes Group plc	100,601	955
Londonmetric Property plc	536,896	941
Marston's plc	441,336	936
Senior plc	292,944	935
Galliford Try plc	71,182	929
Homeserve plc	252,097	927
Morgan Crucible Co. plc	205,799	906
N Brown Group plc	153,331	897
Dignity plc	46,182	854
Fenner plc	141,175	849
JD Wetherspoon plc	101,971	828
Pace plc	229,204	820
RPC Group plc	119,344	812
Savills plc	103,252	811
Halfords Group plc	148,551	803
Renishaw plc	27,046	802
Petropavlovsk plc	144,598	797
Betfair Group plc	73,121	771
Dechra Pharmaceuticals plc	76,269	751
Dunelm Group plc	60,027	723
Kier Group plc	33,274	712
Laird plc	200,637	711
Fidessa Group plc	29,022	707
United Drug plc	160,623	700
* Centamin plc	778,316	696
Interserve plc	96,548	679

	Synergy Health plc	38,794	676
	F&C Commercial Property Trust Ltd.	410,641	674
	Tullett Prebon plc	177,347	674
	CSR plc	114,400	655
	ITE Group plc	160,942	653
	Chemring Group plc	144,750	653
	F&C Asset Management plc	388,479	650
	Dairy Crest Group plc	98,464	649
	Brewin Dolphin Holdings plc	195,552	648
	Go-Ahead Group plc	31,291	648
*	Redrow plc	218,102	644
	Rathbone Brothers plc	29,820	635
	RPS Group plc	173,212	634
	Big Yellow Group plc	107,615	631
	Cranswick plc	39,681	605
	Keller Group plc	51,311	600
	Hansteen Holdings plc	444,790	594
	Devro plc	108,418	586
*	Enterprise Inns plc	403,743	579
	SDL plc	69,156	575
	Workspace Group plc	108,682	561
	Synthomer plc	174,295	548
	Greggs plc	72,018	546
	Grainger plc	273,247	541
*	Salamander Energy plc	182,267	529
	ST Modwen Properties plc	140,878	529
	Computacenter plc	73,725	527
	Moneysupermarket.com Group plc	175,501	513
	Unite Group plc	113,583	512
*	Colt Group SA	305,037	512
*	Heritage Oil plc	160,214	507
	Cineworld Group plc	118,837	505
	Spirit Pub Co. plc	463,737	494
*,^ Ocado Group plc		289,140	485
	Sthree plc	89,119	475
	Carphone Warehouse Group plc	126,169	441
*,^ Carpetright plc		40,854	441
	Mucklow A & J Group plc	72,255	423
*	Bumi plc	74,612	408
	Kcom Group plc	349,408	399
	Sportingbet plc	442,615	389
	Shanks Group plc	266,027	386
	Stobart Group Ltd.	236,848	363
*	Xchanging plc	182,966	353
	New World Resources plc	75,723	348
	Euromoney Institutional Investor plc	24,451	345
	UK Commercial Property Trust Ltd.	315,379	340
*	Mothercare plc	66,597	328
	Anglo Pacific Group plc	74,188	327
	Darty plc	342,246	327
	Speedy Hire plc	524,731	320
	Smiths News plc	120,452	312
	Robert Walters plc	91,370	309
	Morgan Sindall Group plc	33,417	302
	Lamprell plc	144,604	296
	Cape plc	82,578	291
	Helical Bar plc	79,161	289

* CLS Holdings plc		23,714	287
Schroder REIT Ltd.		479,015	287
* Gem Diamonds Ltd.		108,777	276
Chesnara plc		78,991	271
McBride plc		127,422	270
Marshalls plc		147,857	257
Development Securities plc		94,404	250
* Wolfson Microelectronics plc		75,922	243
* Premier Foods plc		162,128	241
*,^ Talvivaara Mining Co. plc		156,779	222
* SuperGroup plc		22,778	219
Rank Group plc		74,940	179
888 Holdings plc		91,598	166
Daejan Holdings plc		3,334	162
Picton Property Income Ltd.		210,306	121
Severfield-Rowen plc		69,078	83
* JKX Oil & Gas plc		57,875	50
* Phoenix Group Holdings Rights Exp. 02/15/2013		19,120	42
			236,071
Total Common Stocks (Cost $1,374,555)			1,540,926
	Coupon
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[2,3] Vanguard Market Liquidity Fund (Cost
$44,275)	0.143%	44,275,455	44,275

Total Investments (102.6%) (Cost $1,418,830)			1,585,201
Other Assets and Liabilities-Net (-2.6%)[3]			(40,220)
Net Assets (100%)			1,544,981

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,195,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of this security represented 0.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,658,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

FTSE All-World ex-US Small-Cap Index Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	306,194	—	28
Common Stocks—Other	—	1,234,167	537
Temporary Cash Investments	44,275	—	—
Total	350,469	1,234,167	565

D. At January 31, 2013, the cost of investment securities for tax purposes was $1,434,243,000. Net unrealized appreciation of investment securities for tax purposes was $150,958,000, consisting of unrealized gains of $282,554,000 on securities that had risen in value since their purchase and $131,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (12.0%)
Westfield Group	2,416,601	28,202
Westfield Retail Trust	3,268,495	10,946
Stockland	2,593,328	9,325
Goodman Group	1,768,146	8,294
GPT Group	1,889,559	7,475
Mirvac Group	3,987,947	6,619
Lend Lease Group	599,287	6,478
Dexus Property Group	5,619,398	6,126
CFS Retail Property Trust Group	2,741,091	5,721
Federation Centres	1,649,908	4,007
Commonwealth Property Office Fund	2,750,969	3,187
Investa Office Fund	717,077	2,269
Charter Hall Retail REIT	314,345	1,253
BWP Trust	489,426	1,196
Cromwell Property Group	1,140,208	1,035
Australand Property Group	274,442	988
Charter Hall Group	257,928	915
Abacus Property Group	316,528	711
ALE Property Group	220,886	535
FKP Property Group	211,711	377
Aspen Group	1,485,946	334
Challenger Diversified Property Group	127,302	332
* Peet Ltd.	213,155	264
* Sunland Group Ltd.	183,149	239
Astro Japan Property Group	64,693	236
* Cromwell Property Group	116,963	96
		107,160
Austria (1.1%)
IMMOFINANZ AG	1,235,288	5,412
CA Immobilien Anlagen AG	86,631	1,292
Atrium European Real Estate Ltd.	207,466	1,282
Conwert Immobilien Invest SE	74,116	1,004
S IMMO AG	63,616	404
		9,394
Belgium (0.6%)
Cofinimmo	18,086	2,186
Befimmo SCA Sicafi	18,160	1,269
Warehouses De Pauw SCA	12,613	783
^ Aedifica	10,807	640
		4,878
Brazil (2.0%)
BR Malls Participacoes SA	531,000	6,874
BR Properties SA	229,503	2,979
Multiplan Empreendimentos Imobiliarios SA	96,700	2,795
Aliansce Shopping Centers SA	77,029	1,000
Iguatemi Empresa de Shopping Centers SA	59,386	861
Sao Carlos Empreendimentos e Participacoes SA	28,650	693
Jereissati Participacoes SA Prior Pfd.	758,676	686

	JHSF Participacoes SA	123,127	536
	Sonae Sierra Brasil SA	30,683	471
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	36,400	450
*	General Shopping Brasil SA	20,702	104
			17,449
Canada (4.2%)
	Brookfield Office Properties Inc.	294,815	4,856
^	RioCan REIT	169,305	4,563
^	H&R REIT	110,660	2,624
^	Dundee REIT Class A	57,902	2,171
	Granite REIT	53,772	2,113
^	Boardwalk REIT	29,600	1,948
^	Calloway REIT	62,556	1,856
	First Capital Realty Inc.	96,321	1,825
	Canadian REIT	38,474	1,732
^	Cominar REIT	69,980	1,576
^	Primaris Retail REIT	56,602	1,521
^	Canadian Apartment Properties REIT	57,149	1,475
	Allied Properties REIT	35,901	1,241
	Chartwell Retirement Residences	99,537	1,083
	Artis REIT	62,254	999
	Killam Properties Inc.	61,114	797
	Morguard Corp.	6,669	796
	Morguard REIT	37,517	722
	Northern Property REIT	19,841	635
	Brookfield Canada Office Properties	18,982	564
	Dundee International REIT	41,302	472
^	Crombie REIT	28,509	423
	NorthWest Healthcare Properties REIT	20,347	274
	Melcor Developments Ltd.	13,360	259
*	Mainstreet Equity Corp.	7,025	231
^	InnVest REIT	51,038	228
	Retrocom Mid-Market REIT	38,617	215
^	InterRent REIT	25,996	154
			37,353
Chile (0.2%)
	Parque Arauco SA	604,878	1,646

China (8.3%)
	China Overseas Land & Investment Ltd.	4,479,550	13,893
	China Resources Land Ltd.	2,166,127	6,597
	Country Garden Holdings Co. Ltd.	7,823,908	4,169
	Sino-Ocean Land Holdings Ltd.	4,258,391	3,402
	China Vanke Co. Ltd. Class B	1,487,971	3,249
	Shimao Property Holdings Ltd.	1,455,164	3,218
^	Evergrande Real Estate Group Ltd.	6,026,921	3,185
	Longfor Properties Co. Ltd.	1,532,117	2,873
	Guangzhou R&F Properties Co. Ltd.	1,183,409	2,148
	Yuexiu Property Co. Ltd.	5,934,241	2,121
	Agile Property Holdings Ltd.	1,476,586	2,095
	SOHO China Ltd.	2,125,545	1,913
*	Poly Property Group Co. Ltd.	2,245,000	1,723
	Shui On Land Ltd.	3,279,029	1,590
	New World China Land Ltd.	3,171,102	1,587
*,^ Hopson Development Holdings Ltd.		745,710	1,533
	Sunac China Holdings Ltd.	1,845,378	1,503

	Franshion Properties China Ltd.	3,984,054	1,465
	Greentown China Holdings Ltd.	669,237	1,376
	Shenzhen Investment Ltd.	2,554,077	1,173
	KWG Property Holding Ltd.	1,491,158	1,132
^	China Overseas Grand Oceans Group Ltd.	798,386	1,110
*,^ Renhe Commercial Holdings Co. Ltd.		12,494,323	1,096
^	Yuexiu REIT	2,037,516	1,051
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	522,500	776
*,^ Kaisa Group Holdings Ltd.		2,220,671	753
^	Tian An China Investment	1,072,761	724
	Jiangsu Future Land Co. Ltd. Class B	722,950	705
*	Glorious Property Holdings Ltd.	3,035,036	661
	China Merchants Property Development Co. Ltd. Class B	161,900	598
	Beijing Capital Land Ltd.	1,159,034	538
	C C Land Holdings Ltd.	1,280,000	469
	Fantasia Holdings Group Co. Ltd.	2,378,443	426
*	Shanghai Industrial Urban Development Group Ltd.	1,542,799	424
^	China South City Holdings Ltd.	2,419,111	387
^	Mingfa Group International Co. Ltd.	1,066,363	344
	China SCE Property Holdings Ltd.	1,391,805	343
	Powerlong Real Estate Holdings Ltd.	1,276,139	343
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	303,642	319
	Silver Grant International	1,484,216	281
	Minmetals Land Ltd.	1,434,000	268
*	Sinolink Worldwide Holdings Ltd.	2,164,643	209
	Hutchison Harbour Ring Ltd.	2,180,000	188
*	China Properties Group Ltd.	586,524	185
*	SRE Group Ltd.	3,550,986	170
			74,313
Egypt (0.2%)
*	Talaat Moustafa Group	1,306,174	823
*	Six of October Development & Investment	86,914	266
*	Palm Hills Developments SAE	597,594	212
			1,301
Finland (0.3%)
	Sponda Oyj	280,452	1,357
^	Citycon Oyj	208,190	696
	Technopolis Oyj	93,264	485
			2,538
France (4.8%)
	Unibail-Rodamco SE	106,616	25,180
	Klepierre	113,963	4,490
	Fonciere Des Regions	43,026	3,633
	Gecina SA	30,546	3,460
	ICADE	26,483	2,336
	Mercialys SA	65,242	1,452
	Societe Immobiliere de Location pour l'Industrie et le Commerce	9,916	1,085
	Altarea	3,699	590
	Societe de la Tour Eiffel	6,547	404
	ANF Immobilier	12,188	377
			43,007
Germany (1.6%)
	Deutsche Wohnen AG	188,235	3,624
	GSW Immobilien AG	55,036	2,348
	Deutsche Euroshop AG	53,397	2,273
	TAG Immobilien AG	152,515	1,849

*	GAGFAH SA	83,736	1,025
	Alstria Office REIT-AG	74,107	905
*,^ IVG Immobilien AG		162,695	523
	Hamborner REIT AG	49,164	489
	DIC Asset AG	34,167	396
	Prime Office REIT-AG	63,531	297
*	Patrizia Immobilien AG	31,811	283
			14,012
Hong Kong (15.1%)
	Sun Hung Kai Properties Ltd.	1,771,441	29,103
	Cheung Kong Holdings Ltd.	1,541,375	25,280
	Link REIT	2,667,589	13,869
	Hongkong Land Holdings Ltd.	1,371,212	10,729
	Hang Lung Properties Ltd.	2,241,691	8,465
	Henderson Land Development Co. Ltd.	1,130,375	8,138
	Sino Land Co. Ltd.	3,390,605	6,339
	Wheelock & Co. Ltd.	968,652	5,458
	Hang Lung Group Ltd.	856,413	5,192
	Kerry Properties Ltd.	887,654	4,793
	Swire Properties Ltd.	1,217,400	4,458
	Hysan Development Co. Ltd.	721,422	3,633
	Champion REIT	3,505,969	1,808
	Great Eagle Holdings Ltd.	306,697	1,191
^	Chinese Estates Holdings Ltd.	557,952	959
	K Wah International Holdings Ltd.	1,240,338	722
	Kowloon Development Co. Ltd.	374,414	576
	Sunlight REIT	1,241,400	554
*	Lai Sun Development	12,228,302	536
	HKR International Ltd.	838,082	485
	Emperor International Holdings	1,337,832	419
	Prosperity REIT	1,238,649	399
	TAI Cheung Holdings	381,131	312
	Soundwill Holdings Ltd.	104,000	292
	Regal REIT	875,815	255
*	Zall Development Group Ltd.	610,858	235
	CSI Properties Ltd.	5,228,348	229
			134,429
India (0.5%)
	DLF Ltd.	414,509	2,163
*	Unitech Ltd.	1,613,119	1,115
*	Indiabulls Real Estate Ltd.	327,044	473
*	Housing Development & Infrastructure Ltd.	300,214	433
*	DB Realty Ltd.	59,001	151
*	Parsvnath Developers Ltd.	169,671	131
			4,466
Indonesia (1.2%)
	Lippo Karawaci Tbk PT	21,872,000	2,315
	Bumi Serpong Damai PT	10,208,027	1,469
	Ciputra Development Tbk PT	12,380,000	1,170
	Summarecon Agung Tbk PT	5,776,000	1,121
	Alam Sutera Realty Tbk PT	12,269,797	970
	Pakuwon Jati Tbk PT	25,844,500	730
*	Sentul City Tbk PT	24,376,500	639
*	Kawasan Industri Jababeka Tbk PT	17,128,180	414
	Agung Podomoro Land Tbk PT	7,798,000	328
*	Modernland Realty Tbk PT	4,255,000	319

	Ciputra Surya Tbk PT	1,196,631	314
*	Bakrieland Development Tbk PT	43,830,000	243
	Ciputra Property Tbk PT	2,986,596	212
	Intiland Development Tbk PT	5,632,551	194
*	Lippo Cikarang Tbk PT	455,500	179
	Metropolitan Land Tbk PT	2,970,500	174
*	Bekasi Fajar Industrial Estate Tbk PT	2,171,082	163
			10,954
Israel (0.5%)
	Gazit-Globe Ltd.	85,103	1,090
	Azrieli Group	41,362	1,085
	Alony Hetz Properties & Investments Ltd.	77,026	484
	Norstar Holdings Inc.	14,411	353
	Amot Investments Ltd.	116,473	299
	Melisron Ltd.	14,679	284
*	Nitsba Holdings 1995 Ltd.	29,248	264
	Reit 1 Ltd.	94,815	191
*	Africa Israel Investments Ltd.	68,747	168
*	Jerusalem Oil Exploration	8,218	167
*	Airport City Ltd.	35,145	163
			4,548
Italy (0.1%)
	Beni Stabili SPA	909,114	628
	Immobiliare Grande Distribuzione	211,291	241
*,^ Prelios SPA		501,126	61
			930
Japan (20.0%)
	Mitsubishi Estate Co. Ltd.	1,617,353	39,172
	Mitsui Fudosan Co. Ltd.	1,025,057	23,432
	Sumitomo Realty & Development Co. Ltd.	553,576	16,878
	Daiwa House Industry Co. Ltd.	700,674	12,876
	Daito Trust Construction Co. Ltd.	93,600	9,222
	Nippon Building Fund Inc.	802	8,277
	Japan Real Estate Investment Corp.	694	7,017
	Japan Retail Fund Investment Corp.	2,428	4,601
	Tokyu Land Corp.	517,056	3,683
	United Urban Investment Corp. Class A	2,431	2,969
	Japan Prime Realty Investment Corp.	951	2,704
^	Advance Residence Investment Corp.	1,280	2,661
	Tokyo Tatemono Co. Ltd.	514,166	2,406
	Frontier Real Estate Investment Corp.	251	2,328
	Hulic Co. Ltd.	357,332	2,266
	Aeon Mall Co. Ltd.	93,012	2,245
	Nomura Real Estate Holdings Inc.	109,829	2,004
	Nomura Real Estate Office Fund Inc. Class A	339	2,000
	Orix JREIT Inc.	330	1,869
	Nippon Accommodations Fund Inc. Class A	235	1,795
	Mori Trust Sogo Reit Inc.	210	1,778
	Japan Logistics Fund Inc.	174	1,544
	Activia Properties Inc.	206	1,475
^	Industrial & Infrastructure Fund Investment Corp.	158	1,426
^	Daiwahouse Residential Investment Corp.	161	1,345
	Kenedix Realty Investment Corp. Class A	331	1,296
	NTT Urban Development Corp.	1,249	1,249
	Japan Excellent Inc.	210	1,248
	Mori Hills REIT Investment Corp.	208	1,104

Premier Investment Corp.	237	1,015
^ Tokyu REIT Inc.	178	1,008
Fukuoka REIT Co. Class A	124	975
Daikyo Inc.	361,000	967
Daiwa Office Investment Corp. Class A	247	949
Nomura Real Estate Residential Fund Inc.	159	896
Top REIT Inc.	183	862
Global One Real Estate Investment Corp.	119	740
* Leopalace21 Corp.	186,650	719
Sekisui House SI Investment Co.	147	709
TOC Co. Ltd.	103,429	673
Japan Hotel REIT Investment Corp.	2,015	656
Japan Rental Housing Investments Inc. Class A	880	648
Heiwa Real Estate REIT Inc.	885	639
Daibiru Corp.	64,157	623
Heiwa Real Estate Co. Ltd.	40,632	550
Hankyu Reit Inc. Class A	106	545
Ichigo Real Estate Investment Corp.	771	470
MID Reit Inc.	189	464
Goldcrest Co. Ltd.	18,510	352
Takara Leben Co. Ltd.	26,913	314
Iida Home Max	23,344	304
Starts Proceed Investment Corp. Class A	135	226
Kenedix Residential Investment Corp.	80	168
Tokyo Theatres Co. Inc.	93,017	142
		178,484
Malaysia (0.9%)
* UEM Land Holdings Bhd.	1,531,865	1,085
SP Setia Bhd.	1,006,200	1,014
IGB Corp. Bhd.	1,144,887	861
KLCC Property Holdings Bhd.	404,400	819
Sunway REIT	1,533,834	765
* Sunway Bhd.	806,020	623
CapitaMalls Malaysia Trust	997,600	594
Eastern & Oriental Bhd.	997,000	491
Pavilion REIT	886,300	422
Mah Sing Group Bhd.	384,643	283
IJM Land Bhd.	369,541	256
UOA Development Bhd.	418,600	229
* YTL Land & Development Bhd.	346,200	98
* Sunway Bhd. Warrants Exp. 08/17/2016	27,544	3
		7,543
Mexico (0.4%)
Fibra Uno Administracion SA de CV	968,980	3,036
Corp Inmobiliaria Vesta SAB de CV	255,067	493
		3,529
Morocco (0.2%)
Douja Promotion Groupe Addoha SA	161,584	1,193
* Alliances Developpement Immobilier SA	5,662	358
* Cie Generale Immobiliere	2,882	234
		1,785
Netherlands (1.2%)
Corio NV	112,696	5,469
Wereldhave NV	25,043	1,726
Eurocommercial Properties NV	41,987	1,674
Vastned Retail NV	22,455	1,013

Nieuwe Steen Investments NV	59,972	521
		10,403
New Zealand (0.5%)
Kiwi Income Property Trust	1,139,653	1,096
Goodman Property Trust	1,000,417	860
Precinct Properties New Zealand Ltd.	917,214	785
Argosy Property Ltd.	639,775	497
DNZ Property Fund Ltd.	296,007	402
Vital Healthcare Property Trust	318,845	338
		3,978
Norway (0.1%)
Norwegian Property ASA	611,206	938

Philippines (1.4%)
Ayala Land Inc.	6,382,800	4,550
SM Prime Holdings Inc.	8,009,800	3,452
Megaworld Corp.	13,420,000	1,111
Robinsons Land Corp.	1,818,050	957
* Belle Corp.	5,067,000	631
Filinvest Land Inc.	11,278,000	482
SM Development Corp.	3,212,426	475
Vista Land & Lifescapes Inc.	3,332,000	424
Century Properties Group Inc.	4,097,549	204
		12,286
Poland (0.1%)
* Globe Trade Centre SA	272,384	759
* Echo Investment SA	284,224	491
		1,250
Russia (0.2%)
LSR Group GDR	256,166	1,282
* Etalon Group Ltd. GDR	132,516	651
		1,933
Singapore (8.0%)
CapitaLand Ltd.	2,969,299	9,591
Global Logistic Properties Ltd.	2,995,131	6,675
CapitaMall Trust	2,995,034	5,126
City Developments Ltd.	522,090	4,928
Ascendas REIT	2,141,521	4,380
Suntec REIT	2,474,127	3,389
CapitaCommercial Trust	2,361,082	3,176
UOL Group Ltd.	613,878	3,101
CapitaMalls Asia Ltd.	1,578,942	2,756
Keppel Land Ltd.	777,335	2,675
Mapletree Logistics Trust	1,716,129	1,622
Mapletree Industrial Trust	1,346,934	1,491
^ Mapletree Commercial Trust	1,226,705	1,323
CDL Hospitality Trusts	776,402	1,266
^ Fortune REIT	1,358,861	1,199
Starhill Global REIT	1,626,968	1,111
Bukit Sembawang Estates Ltd.	180,650	992
Frasers Centrepoint Trust	609,341	955
United Industrial Corp. Ltd.	392,188	884
* Yanlord Land Group Ltd.	670,204	872
Wing Tai Holdings Ltd.	551,410	848
^ Keppel REIT	744,015	824

GuocoLand Ltd.	399,477	772
Lippo Malls Indonesia Retail Trust	1,808,706	767
^ Ascott Residence Trust	683,463	765
Cambridge Industrial Trust	1,315,409	755
Parkway Life REIT	400,255	754
Cache Logistics Trust	723,405	736
* Far East Hospitality Trust	811,000	685
CapitaRetail China Trust	480,855	681
Singapore Land Ltd.	107,227	649
^ Sabana Shari'ah Compliant Industrial REIT	667,000	633
Frasers Commercial Trust	552,867	596
Wheelock Properties Singapore Ltd.	338,969	539
First REIT	621,754	537
AIMS AMP Capital Industrial REIT	419,428	537
Ascendas India Trust	716,666	475
Ascendas Hospitality Trust	527,000	417
Ho Bee Investment Ltd.	266,903	412
* Ying Li International Real Estate Ltd.	1,017,000	395
Perennial China Retail Trust	739,576	371
Far East Orchard Ltd.	150,035	268
Fragrance Group Ltd.	1,183,550	249
		71,177
South Africa (2.0%)
Growthpoint Properties Ltd.	1,367,640	3,857
Redefine Properties Ltd.	3,033,254	3,247
Capital Property Fund	1,872,221	2,199
Resilient Property Income Fund Ltd.	308,264	1,739
Hyprop Investments Ltd.	170,787	1,367
Fountainhead Property Trust	1,373,897	1,305
Acucap Properties Ltd.	178,069	912
Emira Property Fund	469,154	755
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,594,647	667
Vukile Property Fund Ltd.	294,621	560
Sycom Property Fund	148,241	452
Rebosis Property Fund Ltd.	240,856	308
Hospitality Property Fund Ltd. Class A	128,182	231
Premium Properties Ltd.	105,161	209
Octodec Investments Ltd.	74,337	166
		17,974
Spain (0.0%)
* Inmobiliaria Colonial SA	107,095	214

Sweden (1.3%)
Castellum AB	198,688	2,930
Fabege AB	162,858	1,779
Hufvudstaden AB Class A	135,270	1,749
Wallenstam AB	127,012	1,582
Wihlborgs Fastigheter AB	81,312	1,303
Kungsleden AB	158,615	980
Atrium Ljungberg AB	37,851	531
Klovern AB	117,005	504
* Fastighets AB Balder	72,567	494
		11,852
Switzerland (1.7%)
Swiss Prime Site AG	69,575	5,881
PSP Swiss Property AG	44,989	4,312

Mobimo Holding AG	7,201	1,685
Allreal Holding AG	9,988	1,515
Solvalor 61	4,129	1,092
Intershop Holdings	1,487	534
* Zug Estates Holding AG Class B	308	423
		15,442
Taiwan (1.2%)
Ruentex Development Co. Ltd.	808,959	1,783
Highwealth Construction Corp.	523,800	1,089
Chong Hong Construction Co.	249,000	827
Cathay Real Estate Development Co. Ltd.	1,583,000	786
Prince Housing & Development Corp.	1,066,202	744
Cathay No 1 REIT	1,139,310	702
Huaku Development Co. Ltd.	266,554	658
Radium Life Tech Co. Ltd.	663,171	632
Farglory Land Development Co. Ltd.	325,000	599
Huang Hsiang Construction Co.	201,000	517
Hung Sheng Construction Co. Ltd.	553,000	358
* Shining Building Business Co. Ltd.	403,580	319
Kindom Construction Co.	386,000	317
KEE TAI Properties Co. Ltd.	414,869	308
Kuoyang Construction Co. Ltd.	463,000	259
* Taiwan Land Development Corp.	609,906	233
Hung Poo Real Estate Development Corp.	215,194	221
Advancetek Enterprise Co. Ltd.	224,000	220
King's Town Construction Co. Ltd.	173,352	179
Howarm Construction Co. Ltd.	188,871	131
		10,882
Thailand (1.3%)
* Central Pattana PCL (Local)	764,100	2,184
* Land and Houses PCL	3,521,400	1,335
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,011,452	1,073
Pruksa Real Estate PCL	985,100	991
CPN Retail Growth Leasehold Property Fund	1,311,800	862
* Hemaraj Land and Development PCL	5,373,178	656
* Bangkokland PCL	10,209,400	582
LPN Development PCL	672,200	490
* Supalai PCL	692,705	446
* Amata Corp. PCL	605,000	414
* Quality Houses PCL	3,935,300	407
* SC Asset Corp. PCL	387,352	393
* MBK PCL	87,212	335
* Sansiri PCL (Local)	2,405,100	334
* Asian Property Development PCL	937,300	297
Ticon Industrial Connection PCL	305,761	171
Siam Future Development PCL	631,650	159
* Rojana Industrial Park PCL (Local)	296,600	128
Sansiri PCL (Foreign)	901,132	125
Ticon Industrial Connection PCL	185,600	104
* Rojana Industrial Park PCL (Foreign)	168,270	73
* Rojana Industrial Park PCL-NVDR	118,200	51
Sansiri PCL-NVDR	360,800	50
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	57,123	16
		11,676
Turkey (0.3%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	726,028	1,284

Akmerkez Gayrimenkul Yatirim Ortakligi AS		33,066	413
Is Gayrimenkul Yatirim Ortakligi AS		411,016	374
Torunlar Gayrimenkul Yatirim Ortakligi AS		150,416	267
Sinpas Gayrimenkul Yatirim Ortakligi AS		270,414	215
			2,553
United Kingdom (6.5%)
Land Securities Group plc		910,942	11,602
British Land Co. plc		1,038,846	9,255
Hammerson plc		832,764	6,411
Capital Shopping Centres Group plc		704,214	3,978
Derwent London plc		100,614	3,441
Segro plc		864,394	3,402
Great Portland Estates plc		401,656	3,096
Capital & Counties Properties plc		723,889	2,777
Shaftesbury plc		290,837	2,547
Londonmetric Property plc		894,054	1,566
Hansteen Holdings plc		738,154	985
Grainger plc		493,671	977
F&C Commercial Property Trust Ltd.		574,596	943
Unite Group plc		185,207	836
Big Yellow Group plc		138,579	813
ST Modwen Properties plc		186,424	700
* Raven Russia Ltd.		678,575	683
Workspace Group plc		121,081	625
* Quintain Estates & Development plc		565,526	550
UK Commercial Property Trust Ltd.		472,803	509
^ Primary Health Properties plc		84,122	472
Helical Bar plc		120,365	439
Safestore Holdings plc		208,467	413
Development Securities plc		134,888	357
* CLS Holdings plc		21,240	257
Schroder REIT Ltd.		423,999	254
Picton Property Income Ltd.		407,135	234
			58,122
Total Common Stocks (Cost $784,754)			890,399
	Coupon
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
[1,2] Vanguard Market Liquidity Fund (Cost
$24,719)	0.143%	24,719,190	24,719
Total Investments (102.8%) (Cost $809,473)			915,118
Other Assets and Liabilities-Net (-2.8%)[2]			(24,520)
Net Assets (100%)			890,598

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,976,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $21,306,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Global ex-U.S. Real Estate Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	59,977	830,326	96
Temporary Cash Investments	24,719	—	—
Total	84,696	830,326	96

D. At January 31, 2013, the cost of investment securities for tax purposes was $828,882,000. Net unrealized appreciation of investment securities for tax purposes was $86,236,000, consisting of unrealized gains of $93,225,000 on securities that had risen in value since their purchase and $6,989,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 20, 2013

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 20, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.